Loan ID	Lien Position	ARM or Fixed	Purpose at Origination	Occupancy at Origination	State	Credit Event Level	Credit Exceptions	Compliance Event	Compliance Exceptions	Compliance Comp Factors	Seasoning > 3 Years	S&P Compliance Loan Grade	Fitch Compliance Loan Grade	Moodys Compliance Loan Grade	DBRS Compliance Loan Grade	Morningstar Compliance Loan Grade	Subject to Predatory Lending	Section 32 Flag	HOEPA High Cost Loan	State High Cost Loan	TPR QM/ATR Status
312175512	1	Fixed	Refinance Streamlined	Primary	CO			3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	No	No
102417480	1	ARM	Purchase	Primary	AL		*** (OPEN) Missing Document: Mortgage not provided- Missing 1-4 Family Rider - Rating - 3D;	3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	No	No	N/A	N/A
446828724	1	ARM	Purchase	Primary	FL			3	*** (OPEN) TIL Error: Final TIL signed by all required parties is blank- The final TIL is illegible. - Rating - 3D; *** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	No	No	N/A	N/A
890710398	1	Fixed	Purchase	Primary	CT			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	N/A	No
665557776	1	Fixed	Purchase	Primary	CT			3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	N/A	No
415653930	1	ARM	Refinance Cash-out - Other	Primary	NY			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
133411455	1	Fixed	Purchase	Primary	FL			3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	No	No	N/A	N/A
908408682	1	Fixed	Purchase	Primary	PA			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
765448785	1	ARM	Refinance Cash-out - Other	Primary	CA			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	No	N/A
644734045	1	ARM	Refinance Rate/Term	Primary	MI			1			Yes	RA	A	A	A	A	Yes	No	No	No
640570788	1	ARM	Purchase	Primary	NC			1			Yes	RA	A	A	A	A	Yes	No	N/A	No
519726753	1	ARM	Refinance Cash-out - Other	Primary	AZ			2	*** (OPEN) HUD Error: Disbursement date is earlier than right to cancel expiration date.- Seasoned greater than 3 years - Rating - 2W;		Yes	RB	B	B	B	B	Yes	No	No	N/A
286391322	1	ARM	Refinance Rate/Term	Investment	MA			1			Yes	RA	A	A	A	A	No	No	N/A	N/A
539151309	1	Fixed	Refinance Cash-out - Other	Primary	TX			1			Yes	RA	A	A	A	A	Yes	No	No	No
192565242	1	ARM	Construction-Permanent	Primary	GA			3	*** (OPEN) Missing Document: Right to Cancel (RTC) not provided- - Rating - 3D;		Yes	RB	B	B	B	B	No	No	N/A	N/A
194601204	1	ARM	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	No	No	N/A	N/A
372806820	1	ARM	Purchase	Second Home	GA			1			Yes	RA	A	A	A	A	No	No	N/A	N/A
816439280	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	No	N/A	No
366653948	1	Fixed	Purchase	Primary	GA			3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	N/A	No
332399268	1	Fixed	Purchase	Primary	GA			3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	N/A	No
858161979	1	Fixed	Refinance Cash-out - Other	Primary	GA		*** (OPEN) Missing Document: Mortgage not provided- Notary did not indicate the signature date. - Rating - 3;	3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	No	No
239231529	1	Fixed	Refinance Streamlined	Primary	GA			3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	No	No
559809630	1	Fixed	Purchase	Primary	CA			3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
212565770	1	ARM	Refinance Cash-out - Other	Primary	NY			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
489753756	1	ARM	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	No	No	N/A	N/A
595710693	1	Fixed	Purchase	Primary	IL		*** (OPEN) Transaction Error: Cash back on a purchase transaction. - EV3	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/XX/2007 which is the consummation date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
432487080	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Initial TIL not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
194177628	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	No	N/A	No
976781241	1	Fixed	Refinance Cash-out - Other	Primary	GA			1			Yes	RA	A	A	A	A	Yes	No	No	No
780394824	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/25/2009 which is XX month(s) prior to consummation.  A 2 month lookback was used to determine this application date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
284678037	1	Fixed	Refinance Streamlined	Primary	MD			2

 *** (OPEN) Maryland MLR Compliance- Missing signed Net Tangible Benefit worksheet, required in the State of Maryland. - Rating - 3D;  *** (OPEN) RESPA 2010 GFE to Actual Interest Rate- Lender gave borrower a $4.94 credit on line 206 of Hud1 to cure 0% tolerance.  Lender used GFE dated 12/2/2011 which shows origination charges of -$1724.58, Hud1 shows origination charges of -$1719.64. - Rating - 3;

											Yes	RB	B	B	B	B	Yes	No	No	No
230685239	1	Fixed	Purchase	Primary	MA			3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	N/A	No
577356066	1	Fixed	Refinance Cash-out - Other	Primary	OH			3

 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided-  - Rating - 3D;  *** (OPEN) Ohio CSPA Compliance- Missing a signed and dated “Acknowledgement of Receipt of Home Mortgage Loan Information Document” - Rating - 3D;

											Yes	RC	C	C	C	C	Yes	No	No	No
632366001	1	Fixed	Refinance Rate/Term	Primary	NY			3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	No	No
605512283	1	Fixed	Refinance Cash-out - Other	Primary	NY			3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	No	No
804228966	1	Fixed	Refinance	Primary	NC			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
852051096	1	Fixed	Refinance	Primary	FL			2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/23/2007 which is XX month(s) prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 5/23/2007. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
334729935	1	ARM	Purchase	Primary	MI			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/24/2007 which is XX month(s) prior to consummation.  A 4 month lookback was used to determine this application date.  The final date used for testing was 3/13/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
396541062	1	ARM	Refinance Cash-out - Other	Primary	GA			2	*** (OPEN) TIL Finance Charge Tolerance- Variance of $1,781.07; refi loan seasoned > 3 years, refinance - Rating - 2W;		Yes	RB	B	B	B	B	Yes	No	No	No
728245026	1	ARM	Refinance	Primary	SC			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	Yes	No	No	No
188057754	1	Fixed	Refinance	Primary	NC			3

*** (OPEN) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Refinance loan made without a tangible net benefit to borrower. - EV3

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/12/2006 which is XX month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $212,718.73 is underdisclosed from calculated Finance Charge of $213,491.64 in the amount of $772.91. - EV2

Assignee liability is unclear.  A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RC	C	C	C	C	Yes	No	No	No
256030713	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/24/2006 which is XX month(s) prior to consummation.  A 2 month lookback was used to determine this application date. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
626888484	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
219824955	1	Fixed	Refinance	Primary	IL		*** (OPEN) Title: Evidence of title is missing - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
791794413	1	ARM	Refinance	Primary	IL			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal HPML Threshold Test: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.99740% or Final Disclosure APR of 4.99000% is in excess of allowable threshold of APOR 3.35% + 1.5%, or 4.85000%.  Compliant Higher Priced Loan. - EV2

*** (OPEN) RESPA 2010 - GFE vs HUD Block 1: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA 2010 - GFE vs HUD Block A: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA 2010 GFE To Actual Maximum Payment: RESPA (2010): Maximum payment on GFE does not match actual maximum payment. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 HUD Comparison: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA 2010 HUD To Actual Maximum Payment: RESPA (2010): Maximum payment on Final HUD-1 does not match actual maximum payment. - EV2

*** (OPEN) TIL Right To Cancel - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA HPML - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	No
279715005	1	ARM	Purchase	Primary	IL			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) RESPA 2010 GFE to Actual First Change Date: Unable to determine if the Final GFE First Change Date matches the first change date on the loan due to missing information. - EV2

*** (OPEN) RESPA 2010 GFE To Actual Maximum Payment: RESPA (2010): Maximum payment on GFE does not match actual maximum payment. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 HUD to Actual First Change Date: RESPA (2010): First Change Date on Final HUD-1 does not match First Change Date on Note. - EV2

*** (OPEN) RESPA 2010 HUD To Actual Maximum Payment: RESPA (2010): Maximum payment on Final HUD-1 does not match actual maximum payment. - EV2

*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) Initial Application Indicated ARM Product: Unable to determine if the Intiial Loan Application indicated the loan was an Adjustable Rate Mortgage due to missing information. - EV1

*** (OPEN) Initial Good Faith Estimate Indicated ARM Product: Unable to determine if the Initial Good Faith Estimate indicated the loan was an Adjustable Rate Mortgage due to missing information. - EV1

*** (OPEN) RESPA Question Affiliated Business Arrangement: Unable to determine if an Affiliated Business Arrangement exists due to missing information. - EV1

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
482915601	1	Fixed	Refinance Streamlined	Primary	MD			1			Yes	RA	A	A	A	A	Yes	No	No	No
818961123	1	Fixed	Refinance	Primary	GA			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 2/14/2007 which is XX days prior to the note date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
839130030	1	Fixed	Refinance Cash-out - Other	Primary	NY			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	No	N/A
708964326	1	Fixed	Purchase	Primary	SC			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $160,384.50 is underdisclosed from calculated Finance Charge of $160,790.22 in the amount of $405.72. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
491525088	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/22/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/22/2007. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 9/22/2007 which is XX month(s) prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 4/22/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
806320872	1	Fixed	Refinance Cash-out - Other	Primary	NY			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Missing Document: Right to Cancel (RTC) not provided- - Rating - 3D;		Yes	RB	B	B	B	B	Yes	No	No	N/A
532297170	1	Fixed	Refinance	Primary	NC			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $424821.18 is underdisclosed from calculated Finance Charge of $424924.91 in the amount of $103.73. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
762137100	1	Fixed	Refinance	Primary	ME			1			Yes	RA	A	A	A	A	Yes	No	No	No
908513577	1	Fixed	Refinance	Primary	MN			2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $194,717.45 is underdisclosed from calculated Finance Charge of $194,909.85 in the amount of $192.40. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 6/XX/2003, prior to three (3) business days from transaction date of 6/XX/2003. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
750537711	1	Fixed	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
799264935	1	ARM	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
698923377	1	ARM	Purchase	Primary	CA			1			Yes	RB	B	B	B	B	No	N/A	N/A	N/A
634042323	1	ARM	Refinance	Primary	CA			3

*** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RD	D	D	D	D	Yes	No	No	N/A
845955198	1	ARM	Refinance	Primary	RI			3

*** (OPEN) Rhode Island Tangible Net Benefit: Providence Anti-Predatory Lending Ordinance: Refinance of existing home loan consummated within the past sixty months without a tangible net benefit to the borrower. - EV3

"Assignee Liability:  A borrower may bring a claim against an assignee or subsequent holder of a high cost home loan under two separate provisions of the Act. The rights conferred on borrowers by these two provisions are independent of each other and do not limit each other.
(1) Any person who purchases or is otherwise assigned a high cost home loan will be subject to all affirmative claims and any defenses with respect to the loan that the borrower could assert against the original creditor. Significantly, this liability does not appear to be independently capped or subject to any limitations periods. Further, class actions appear to be permitted.
(2) A borrower may also assert against any subsequent holder or assignee of a high cost home loan any claims that the borrower could assert against the original creditor. Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.
Effective June 20, 2007, HB 5485 and SB 371 revise the liability provisions to create one single cause of action against assignees. As revised, any person who purchases or is otherwise assigned a high cost home loan will continue to be subject to all affirmative claims and any defenses that the borrower could assert against the original creditor.  Any such claims must be brought only in an individual capacity and are limited to amounts required to reduce or extinguish the borrower’s liability under the high cost home loan plus costs, including reasonable attorneys’ fees.   Any such claim may be asserted by a borrower acting only in an individual capacity and must be asserted as follows: (a) Within five years of the closing of a high cost home loan, if the claim is an original action relating to a violation of the Act; and (b) With respect to any defense, claim, counterclaim, or action to enjoin foreclosure or preserve or obtain possession of the home that secures the loan, at any time during the term of the high cost home loan, after an action to collect on the high cost home loan or foreclose on the collateral securing the high cost home loan has been initiated or the debt arising from the high cost home loan has been accelerated or the high cost home loan has become sixty days in default."

											Yes	RC	C	C	C	C	Yes	No	No	No
870326802	1	ARM	Refinance	Primary	IL			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
916742340	1	Fixed	Refinance	Primary	CA			1			Yes	RD	D	D	D	D	Yes	No	No	No
174866079	1	Fixed	Refinance	Primary	TX		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
876418704	1	Fixed	Refinance	Primary	WA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
896807295	1	Fixed	Purchase	Primary	WA			1			Yes	RB	B	B	B	B	No	N/A	N/A	N/A
626148225	1	ARM	Refinance	Primary	VA			2

*** (OPEN) Federal FACTA Disclosure Timing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
753168078	1	ARM	Refinance	Primary	CA			3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RD	D	D	D	D	Yes	No	No	No
406410759	1	ARM	Refinance	Primary	MD			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
977258763	1	Fixed	Refinance	Primary	NY			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
108397494	1	Fixed	Purchase	Primary	GA			2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (CLEARED) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
375579275	1	Fixed	Purchase	Primary	MA			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
181288530	1	Fixed	Purchase	Primary	VA			2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
339539121	1	Fixed	Purchase	Primary	FL			2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
269437293	1	Fixed	Purchase	Primary	IL			2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
647486865	1	Fixed	Refinance	Primary	ID			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
237117645	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal Flood Disclosure Received: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
436092627	1	Fixed	Purchase	Primary	GA			2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
355179465	1	Fixed	Purchase	Primary	GA			3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act:  Final TIL Finance Charge of $271126.18 is underdisclosed from calculated Finance Charge of $271425.92 in the amount of $299.74. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
653706639	1	Fixed	Purchase	Primary	MO			2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) TIL Error: Final TIL signed by all required parties is blank. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
741079179	1	Fixed	Purchase	Primary	GA			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
640408950	1	Fixed	Purchase	Primary	NV			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	No
232337430	1	Fixed	Refinance	Primary	MO			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
637753608	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
303517179	1	Fixed	Refinance	Primary	WI		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	3

*** (OPEN) Unable to determine Transaction Date: Date(s) required to determine a Transaction date must be provided. - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 4/13/2005 which is XX days prior to the note date. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (CLEARED) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) TIL Rescission Timing: Unable to test rescission due to missing information. - EV1

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	No	No	No
253047699	1	ARM	Purchase	Primary	FL			2

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of  1/3/2004 which is XX days prior to the note date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
516604878	1	Fixed	Purchase	Primary	GA			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
404962632	1	Fixed	Purchase	Primary	GA			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
828444726	1	Fixed	Refinance	Primary	AZ			3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV3

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 6/XX/2007 12:00:00 AM, prior to three (3) business days from transaction date of 6/XX/2007 12:00:00 AM. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Rescind occurs prior to expected date(s). - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
963778257	1	Fixed	Purchase	Primary	AZ			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
926547525	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 11/21/2006 which is XX days prior to the note date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
737242020	1	Fixed	Refinance	Primary	MD			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
189018792	1	Fixed	Purchase	Primary	NC			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
277843848	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act:  Final TIL Finance Charge of $760872.21 is underdisclosed from calculated Finance Charge of $761212.94 in the amount of $340.73. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
681021297	1	Fixed	Purchase	Primary	KS			2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
903143952	1	Fixed	Purchase	Primary	FL			1			Yes	RB	B	B	B	B	No	N/A	N/A	N/A
851087061	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
630797571	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
175313511	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
448254360	1	Fixed	Purchase	Primary	GA			2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
255267823	1	Fixed	Purchase	Primary	MO			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
737857404	1	Fixed	Refinance	Primary	GA			1			Yes	RB	B	B	B	B	Yes	No	No	No
518280505	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal Flood Disclosure Received: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
182871945	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
401844753	1	Fixed	Purchase	Primary	NY			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
324216459	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of  2/3/2007 which is XX days prior to the note date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act:  Final TIL Finance Charge of $751893.74 is underdisclosed from calculated Finance Charge of $752167.29 in the amount of $273.55. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
723903372	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Right To Cancel: Truth in Lending Act: Notice of Right to Cancel was not executed on proper Model Form. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
784571643	1	Fixed	Purchase	Primary	GA			2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
640071288	1	Fixed	Refinance	Investment	GA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
528942528	1	Fixed	Refinance	Primary	TN			1			Yes	RC	C	C	C	C	Yes	No	No	N/A
147913851	1	ARM	Refinance	Primary	NV			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 3/28/2006 which is XX days prior to the note date. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
896813289	1	Fixed	Refinance	Primary	MI		*** (OPEN) Missing Document: Modification not provided - EV3	2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
270678051	1	Fixed	Refinance	Primary	IL		*** (OPEN) Title: Evidence of title is missing - EV3	2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 9/23/2007 which is XX days prior to the note date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act:  Final TIL Finance Charge of $170218.40 is underdisclosed from calculated Finance Charge of $170443.57 in the amount of $225.17. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
234391374	2	Fixed	Refinance	Primary	NJ			1			Yes	RC	C	C	C	C	Yes	No	No	No
916113969	1	Fixed	Refinance	Primary	NY		*** (OPEN) Title: Evidence of title is missing - EV3	2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 1/29/2008 which is XX days prior to the note date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RTC Error: All required parties did not sign the Right to Cancel - EV2

*** (OPEN) TIL Right To Cancel Provided Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
207778014	1	Fixed	Refinance	Primary	OH		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2

*** (OPEN) RTC Error: All required parties did not sign the Right to Cancel - EV2

*** (OPEN) TIL Right To Cancel Provided Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
759446793	1	ARM	Purchase	Primary	NY			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
694081224	1	ARM	Refinance	Primary	NJ			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act:  Final TIL Finance Charge of $252980.24 is underdisclosed from calculated Finance Charge of $254324.56 in the amount of $1344.32. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
645008346	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 7/11/2006 12:00:00 AM which is XX days prior to the note date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
493970535	1	Fixed	Refinance	Primary	IL			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
582522894	1	ARM	Purchase	Primary	CA			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
843083073	1	Fixed	Refinance	Primary	GA			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
111697191	1	Fixed	Refinance	Primary	IL			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
132753114	1	Fixed	Refinance	Primary	WI		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	1			Yes	RA	A	A	A	A	Yes	No	No	No
225002772	1	Fixed	Refinance	Primary	MA			1			No	RA	A	A	A	A	Yes	No	No	No
691661646	1	Fixed	Purchase	Primary	MO			2

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 9/30/2001 which is XX days prior to the note date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
757515726	1	Fixed	Purchase	Primary	MA			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 4/17/2005 which is XX days prior to the note date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (CLEARED) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
973638387	1	ARM	Refinance	Primary	CA			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
785547865	1	Fixed	Refinance	Primary	GA		*** (OPEN) Title: Evidence of title is missing - EV3	2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
133771095	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of  5/2/2007 which is XX days prior to the note date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
572848578	1	Fixed	Refinance	Primary	AZ			2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
770683545	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
119250630	1	Fixed	Purchase	Primary	NY			2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
237517245	1	Fixed	Purchase	Primary	MO			2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
341113545	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
935505558	1	Fixed	Purchase	Primary	PA		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
315916767	1	Fixed	Purchase	Primary	GA			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
612122265	1	Fixed	Refinance	Primary	KS			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
190098711	1	Fixed	Refinance	Primary	IL			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
749841009	1	Fixed	Purchase	Primary	KS			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
868084047	1	Fixed	Purchase	Primary	NC			2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
676166157	1	Fixed	Purchase	Primary	NM			1			Yes	RB	B	B	B	B	No	N/A	N/A	No
163853982	1	Fixed	Purchase	Primary	GA			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
117980901	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
605760633	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
183066750	1	Fixed	Refinance	Primary	GA			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
822783393	1	ARM	Refinance	Primary	FL			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal Flood Disclosure Status: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
877826295	1	Fixed	Refinance	Primary	WA			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
666604728	1	Fixed	Refinance	Primary	MA			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
129713157	1	Fixed	Purchase	Primary	CA			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
813207978	1	Fixed	Purchase	Primary	MO			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
285574140	1	ARM	Refinance	Primary	MO			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
315112572	1	Fixed	Purchase	Primary	MO			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
308873817	1	Fixed	Purchase	Primary	GA			2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
316421262	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
183371445	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
145594260	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal Flood Disclosure Received: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
912905181	1	Fixed	Purchase	Primary	TX			2

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 5/28/2002 which is XX days prior to the note date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
908904186	1	Fixed	Purchase	Primary	MO			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
996898104	1	ARM	Construction-Permanent	Primary	MI			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
334911753	1	ARM	Purchase	Primary	IN		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Modification not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
840232926	1	Fixed	Purchase	Primary	LA			1			Yes	RC	C	C	C	C	No	N/A	N/A	N/A
171586242	1	Fixed	Purchase	Primary	MO			2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
210987801	1	Fixed	Purchase	Primary	NM			2	*** (OPEN) Initial Loan Application Status Test - EV2 *** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
677358963	1	Fixed	Refinance	Primary	TX			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
962130906	1	ARM	Refinance	Primary	GA		*** (OPEN) Title: Evidence of title is missing - EV3	2

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 8/24/2002 which is XX days prior to the note date. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
763198038	1	ARM	Refinance	Primary	GA		*** (OPEN) Title: Evidence of title is missing - EV3	2

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 6/25/2003 which is XX days prior to the note date. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
962422614	1	ARM	Refinance	Primary	FL		*** (OPEN) Title: Evidence of title is missing - EV3	2

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 8/11/2004 which is XX days prior to the note date. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
730764504	1	Fixed	Refinance	Primary	GA		*** (OPEN) Title: Evidence of title is missing - EV3	2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 8/24/2005 which is XX days prior to the note date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 9/XX/2005, prior to three (3) business days from transaction date of 9/XX/2005. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
888508602	1	ARM	Refinance	Primary	KS			1			Yes	RC	C	C	C	C	Yes	No	No	N/A
151011837	1	ARM	Refinance	Primary	MO		*** (OPEN) Title: Evidence of title is missing - EV3	2

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 6/14/2003 which is XX days prior to the note date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
391813794	1	Fixed	Refinance	Primary	IL		*** (OPEN) Title: Evidence of title is missing - EV3	2

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 12/7/2003 which is XX days prior to the note date. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
245534220	1	Fixed	Refinance	Primary	MI			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 5/20/2007 which is XX days prior to the note date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
351282366	1	Fixed	Refinance	Primary	MI			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 8/29/2007 which is XX days prior to the note date. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act:  Final TIL Finance Charge of $157114.80 is underdisclosed from calculated Finance Charge of $157733.48 in the amount of $618.68. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
764878356	1	Fixed	Refinance	Primary	IL			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
442369188	2	Fixed	Refinance	Primary	NY			1			Yes	RA	A	A	A	A	Yes	No	No	No
329449221	1	Fixed	Refinance	Primary	NY		*** (OPEN) Title: Evidence of title is missing - EV3	3

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV3

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 4/30/2007 which is XX days prior to the note date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Right To Cancel Status: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Truth in Lending Act: Final TIL was not provided to the borrower. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	No	No	No
251223525	2	Fixed	Refinance	Primary	PA		*** (OPEN) Title: Evidence of title is missing - EV3	2

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 9/13/2007 which is XX days prior to the note date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
489798294	1	Fixed	Refinance	Primary	NH		*** (OPEN) Title: Evidence of title is missing - EV3	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Right To Cancel Provided Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
963607428	1	Fixed	Purchase	Primary	CT		*** (OPEN) Title: Evidence of title is missing - EV3	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
531906561	1	Fixed	Refinance	Primary	FL		*** (OPEN) Title: Evidence of title is missing - EV3	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Right To Cancel: Truth in Lending Act: Notice of Right to Cancel was not executed on proper Model Form. - EV2

*** (OPEN) TIL Right To Cancel Provided Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
521517960	1	Fixed	Purchase	Primary	MA			2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
130307562	1	Fixed	Refinance	Primary	NC			2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
944018951	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Document: TIL Final not provided - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (CLEARED) Missing Document: Incomplete loan images/file - EV1

*** (CLEARED) Missing Final HUD-1 - EV1

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
596009394	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Modification not provided - EV3	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
646102251	1	ARM	Refinance	Investment	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
530407062	1	Fixed	Refinance	Primary	PA			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of  3/7/2007 which is XX days prior to the note date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
436366580	1	ARM	Purchase	Investment	UT			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
766742490	1	Fixed	Refinance	Primary	PA			2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
331576092	1	Fixed	Purchase	Second Home	AZ			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
560698740	1	ARM	Refinance	Primary	IL			1			Yes	RA	A	A	A	A	Yes	No	No	No
445777776	1	Fixed	Refinance Cash-out - Other	Primary	RI			3

 *** (OPEN) HUD Error: Disbursement date is earlier than right to cancel expiration date.-  - Rating - 2W;  *** (OPEN) Rhode Island Rhode Island Home Loan (Tangible Net Benefit Disclosure Not Provided - Missing disclosures required for all RI Home Loans closed after 6/1/2007 including 1) Prohibited Acts of Lenders and Loan Brokers; 2) Tangible Benefit Disclosure and 3) High Cost Loan Analysis. - Rating - 3D;

											Yes	RC	C	C	C	C	Yes	No	No	No
681502815	1	Fixed	Refinance	Investment	IL			2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
426225348	1	Fixed	Refinance	Primary	IL			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Right To Cancel - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	No
180625194	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status: No evidence of application date located in file. Compliance tests were run using an application date of 9/26/2006 which is XX days prior to the note date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
465838695	1	Fixed	Refinance Cash-out - Other	Primary	MO			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
957800694	1	Fixed	Refinance Rate/Term	Primary	GA			2	*** (OPEN) TIL Finance Charge Tolerance- Finance charges underdisclosed by $283.95, refinance loan seasoned > 3 years - Rating - 2W;		Yes	RB	B	B	B	B	Yes	No	No	No
675645678	1	Fixed	Refinance Cash-out - Other	Primary	CA			3	*** (OPEN) Missing Final HUD-1- Page 1 of HUD reflects Estimated - Figures subject to change. - Rating - 3D;		Yes	RD	D	D	D	D	Yes	No	No	No
737295966	1	Fixed	Purchase	Primary	IL			3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	N/A	No
763461774	1	ARM	Refinance	Primary	CA		*** (OPEN) Title: Evidence of title is missing - EV3	3

*** (OPEN) Missing Document: Incomplete loan images/file - EV3

*** (OPEN) Missing Final HUD-1 - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Document: Right to Cancel (RTC) not provided - EV2

										TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	No
401758839	1	Fixed	Refinance	Primary	ND		*** (OPEN) Final Title Policy is Missing - EV2	3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) TIL Rescission Timing: Unable to test rescission due to missing information. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Unable to test RTC expiration date due to missing information. - EV2

										TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	Yes	No	No	N/A
163864971	1	Fixed	Construction-Permanent	Primary	WY			2

*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 5.53000% is underdisclosed from calculated APR of 5.73297% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act:  Final TIL Finance Charge of $244355.46 is underdisclosed from calculated Finance Charge of $252284.44 in the amount of $7928.98. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
949637800	1	Fixed	Purchase	Primary	IL		*** (OPEN) Title: Evidence of title is missing- - Rating - 3D;	3	*** (OPEN) Missing Document: TIL Final not provided- - Rating - 3D; *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	No	No	N/A	N/A
383602014	1	Fixed	Refinance Cash-out - Other	Primary	IL			3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	No	No
972771255	1	Fixed	Refinance Cash-out - Other	Primary	IL			3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	No	No
476846676	1	Fixed	Refinance Rate/Term	Primary	IL			3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	No	No
982207809	1	Fixed	Refinance Limited Cash-out GSE	Investment	VT	1		2	*** (OPEN) Right To Receive Appraisal Disclosure Timing 2014 ECOA- - Rating - 3;		No	RB	B	B	B	B	Yes	No	N/A	No	N/A
195769035	1	ARM	Refinance Cash-out - Other	Primary	CA			3

 *** (OPEN) Federal FACTA Disclosure-  - Rating - 2;  *** (OPEN) Missing Document: TIL Final not provided- No TILs in file, testing not completed. - Rating - 3D;  *** (OPEN) Missing Document: Right to Cancel (RTC) not provided-  - Rating - 3D;

											Yes	RB	B	B	B	B	Yes	No	No	N/A
282147570	1	ARM	Purchase	Primary	IL			1			Yes	RA	A	A	A	A	Yes	No	N/A	No
969355674	1	Fixed	Refinance Cash-out - Other	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
824519655	1	Fixed	Purchase	Primary	NY			1			Yes	RA	A	A	A	A	No	No	N/A	N/A
150159870	1	Fixed	Purchase	Primary	MA			1			Yes	RA	A	A	A	A	Yes	No	N/A	No
294575130	1	Fixed	Refinance Rate/Term	Primary	ME			1			Yes	RA	A	A	A	A	Yes	No	No	No
895921182	1	ARM	Refinance Cash-out - Other	Second Home	GA			1			Yes	RA	A	A	A	A	No	No	N/A	N/A
242734023	1	ARM	Purchase	Primary	CA			1			Yes	RA	A	A	A	A	No	No	N/A	N/A
263428308	1	ARM	Purchase	Primary	MD			1			Yes	RA	A	A	A	A	No	No	N/A	N/A
574508916	1	ARM	Refinance Cash-out - Other	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
987600411	1	Fixed	Refinance Cash-out - Other	Primary	MA			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	No	No
165717618	1	ARM	Refinance Cash-out - Other	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
912960126	1	ARM	Purchase	Primary	MN			1			Yes	RA	A	A	A	A	Yes	No	N/A	No
449378172	1	ARM	Refinance Rate/Term	Primary	MD			1			Yes	RA	A	A	A	A	Yes	No	No	No
838120041	1	ARM	Refinance Rate/Term	Primary	NY			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	No	N/A
385823735	1	ARM	Refinance Cash-out - Other	Primary	CA			2	*** (OPEN) TIL Right To Cancel Status- Borrower crossed off cancel date and wrote in 08/23/2006. Seasoned loan > 3 years. - Rating - 2W;		Yes	RB	B	B	B	B	Yes	No	No	N/A
902994102	1	ARM	Refinance Cash-out - Other	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
870868260	1	ARM	Refinance Rate/Term	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	No
416160423	1	Fixed	Purchase	Primary	NY			1			Yes	RA	A	A	A	A	No	No	N/A	N/A
349425225	1	Fixed	Refinance Cash-out - Other	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
787095650	1	Fixed	Refinance Cash-out - Other	Primary	NY			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
929687382	1	Fixed	Refinance Cash-out - Other	Primary	OR			3	*** (OPEN) Missing Document: HUD-1 Final not provided- HUD appears to be Final but is missing signatures or true/certified stamp - Rating - 3D;		Yes	RD	D	D	D	D	Yes	No	No	N/A
971301726	1	Fixed	Refinance Cash-out - Other	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
200716083	1	Fixed	Refinance Cash-out - Other	Primary	NY			3	*** (OPEN) TIL Finance Charge Tolerance- Finance charges under disclosed by $1,255.65 - Rating - 3;		Yes	RB	B	B	B	B	Yes	No	No	N/A
782712504	1	Fixed	Refinance Cash-out - Other	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	No
513780555	1	ARM	Refinance Limited Cash-out GSE	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
140632227	1	Fixed	Purchase	Primary	OH			2	*** (OPEN) Prepayment penalty not allowed per state- Prepayment term has expired. - Rating - 2;		Yes	RB	B	B	B	B	No	No	N/A	N/A
227882889	1	Fixed	Refinance	Primary	MO			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
813108078	1	Fixed	Refinance	Primary	TN			2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
272774952	1	ARM	Refinance	Primary	FL			2

*** (OPEN) Federal FACTA Disclosure Timing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
962459577	1	Fixed	Refinance	Primary	KY			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
960280758	1	ARM	Purchase	Primary	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
982630366	1	ARM	Purchase	Primary	CA			2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
413845740	1	Fixed	Refinance	Primary	AL			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
226623150	1	Fixed	Purchase	Primary	IL		*** (OPEN) Missing Document: Mortgage not provided- Missing required attachment: IL SB 1167 Certificate of Compliance or Certificate of Exemption - Rating - 3D;	3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	N/A	No
109707183	1	Fixed	Refinance	Primary	IA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
994444560	1	Fixed	Refinance	Primary	NY			2	*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2		Yes	RC	C	C	C	C	Yes	No	No	No
506981511	1	Fixed	Purchase	Primary	NY		*** (OPEN) There is no valuation in the file that meets FIRREA requirements. Either there are no valuations or the valuation provided is missing key data - EV3	2

*** (OPEN) TIL APR Tolerance: Truth In Lending Act:  Final TIL APR of 11.56600% is underdisclosed from calculated APR of 12.27120% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $222,767.07 is underdisclosed from calculated Finance Charge of $245,261.63 in the amount of $22,494.56. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
474789735	1	Fixed	Refinance Rate/Term	Primary	MD			3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	No	No
786815397	1	Fixed	Refinance Cash-out - Other	Primary	MD			3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	No	No
371145483	1	Fixed	Refinance Cash-out - Other	Primary	MD		*** (OPEN) Missing Document: Modification Approval / Workout Agreement not provided- Tape indicates loan was modified, no modification in file. - Rating - 3D;	3

 *** (OPEN) Federal FACTA Disclosure-  - Rating - 2;  *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided-  - Rating - 3D;  *** (OPEN) Missing Document: Right to Cancel (RTC) not provided-  - Rating - 3D;

											Yes	RC	C	C	C	C	Yes	No	No	No
555606837	1	Fixed	Refinance Rate/Term	Primary	MD			3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	No	No
646149204	1	Fixed		Primary	MA			2

 *** (OPEN) Federal FACTA Disclosure-  - Rating - 2;  *** (OPEN) Missing Document: TIL Final not provided-  - Rating - 3D;  *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided-  - Rating - 3D;

											Yes	RB	B	B	B	B	UTD	No	N/A	N/A
396819783	1	Fixed	Refinance Rate/Term	Primary	MO			3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	No	N/A
519578901	1	ARM	Refinance	Investment	AL			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
840643515	1	Fixed	Refinance	Primary	NV		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
287993718	1	ARM	Refinance Cash-out - Other	Primary	CA			3	*** (OPEN) Missing Final HUD-1- Page 1 of HUD reflects estimated. Is stamped true and certified copy of original by settlement agent. - Rating - 3D;		Yes	RD	D	D	D	D	Yes	No	No	N/A
196309494	1	ARM	Refinance Cash-out - Other	Primary	CA			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	No	N/A
696034464	1	ARM	Refinance Cash-out - Other	Primary	CA			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	No	N/A
402317280	1	ARM	Refinance Cash-out - Other	Primary	CA			3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Missing Document: HUD-1 Final not provided- - Rating - 3D;		Yes	RD	D	D	D	D	Yes	No	No	N/A
330468201	1	ARM	Refinance Rate/Term	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
674306019	1	Fixed	Refinance Cash-out - Other	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
690505803	1	Fixed	Refinance Cash-out - Other	Primary	CA			3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Missing Document: Right to Cancel (RTC) not provided- - Rating - 3D;		Yes	RB	B	B	B	B	Yes	No	No	N/A
467409123	1	ARM	Refinance Cash-out - Other	Primary	CA			3	*** (OPEN) Missing Document: HUD-1 Final not provided- Borrowers Estimated closing statement in the file, missing HUD. - Rating - 3D;		Yes	RD	D	D	D	D	Yes	No	No	N/A
840789369	1	ARM	Purchase	Primary	CA			1			Yes	RA	A	A	A	A	No	No	N/A	N/A
886227885	1	ARM	Purchase	Primary	VA			1			Yes	RA	A	A	A	A	Yes	No	N/A	No
693650655	1	ARM	Refinance Cash-out - Other	Primary	CA			3	*** (OPEN) Missing Document: HUD-1 Final not provided- Borrowers Estimated closing statement in the file, missing HUD.- - Rating - 3D;		Yes	RD	D	D	D	D	Yes	No	No	N/A
219726054	1	ARM	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	No	N/A	N/A
979017003	1	ARM	Refinance Rate/Term	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
177364458	1	ARM	Refinance Cash-out - Other	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
696135168	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/15/2012 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/15/2012. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 Service Provider Timing: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $415,887.38 is underdisclosed from calculated Finance Charge of $416,421.57 in the amount of $534.19. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
119786094	1	Fixed	Refinance	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
950311737	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE Comparison: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Term: RESPA (2010): Loan Term on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 HUD to Actual Loan Term: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan. - EV2

*** (OPEN) RESPA 2010 HUD-1 On Proper Form: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $276,621.56 is underdisclosed from calculated Finance Charge of $277,155.59 in the amount of $534.03. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
127891546	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/4/2012 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/4/2012. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS (LO Company License Issue Date): Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) SAFE Act NMLS (LO Status): Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) Safe Act NMLS (Loan Officer License Issue Date): Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) Safe Act NMLS (Loan Origination Company Status): Unable to test LO company status due to missing information. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $360,405.35 is underdisclosed from calculated Finance Charge of $360,939.43 in the amount of $534.08. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2011 Introductory Escrow Payment: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) TIL-MDIA 2011 Introductory Total Payment: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
939358701	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE Comparison: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 HUD Comparison: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA 2010 Service Provider Timing: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS (LO Company License Issue Date): Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS (Loan Origination Company Status): Unable to test LO company status due to missing information. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $387,652.09 is underdisclosed from calculated Finance Charge of $388,186.02 in the amount of $533.93. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
574403022	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/6/2013 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/6/2012. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
940154904	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/10/2012 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/10/2012. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
214436349	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/4/2013 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/4/2012. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS (LO Company License Issue Date): Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) SAFE Act NMLS (LO Status): Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) Safe Act NMLS (Loan Officer License Issue Date): Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) Safe Act NMLS (Loan Origination Company Status): Unable to test LO company status due to missing information. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
811747440	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/9/2012 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/9/2012. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Safe Act NMLS (LO Company License Issue Date): Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) SAFE Act NMLS (LO Status): Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) Safe Act NMLS (Loan Officer License Issue Date): Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) Safe Act NMLS (Loan Origination Company Status): Unable to test LO company status due to missing information. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $448,447.04 is underdisclosed from calculated Finance Charge of $448,981.13 in the amount of $534.09. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
137898963	1	Fixed	Refinance	Investment	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/29/2012 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/29/2012. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
357775866	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/18/2012 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/18/2012. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act NMLS (LO Status): Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) Safe Act NMLS (Loan Officer License Issue Date): Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
186019794	1	Fixed	Refinance	Investment	CA			2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/7/2012 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/7/2012. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
443110446	1	Fixed	Refinance	Investment	CA			2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
186546267	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/20/2012 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/20/2012. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE Comparison: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 Service Provider Timing: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS (LO Company License Issue Date): Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) SAFE Act NMLS (LO Status): Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) Safe Act NMLS (Loan Officer License Issue Date): Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) Safe Act NMLS (Loan Origination Company Status): Unable to test LO company status due to missing information. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
592964442	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE To Actual Escrow: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Safe Act NMLS (1003): Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $319,333.20 is underdisclosed from calculated Finance Charge of $319,867.27 in the amount of $534.07. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 3/XX/2013, prior to three (3) business days from transaction date of  3/XX/2013. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
447020532	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/24/2013 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/24/2012. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Term: RESPA (2010): Loan Term on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS (LO Company License Issue Date): Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) SAFE Act NMLS (LO Status): Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) Safe Act NMLS (Loan Officer License Issue Date): Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) Safe Act NMLS (Loan Origination Company Status): Unable to test LO company status due to missing information. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
322254423	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/11/2013 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/11/2012. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE Comparison: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS (LO Company License Issue Date): Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) SAFE Act NMLS (LO Status): Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) Safe Act NMLS (Loan Officer License Issue Date): Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) Safe Act NMLS (Loan Origination Company Status): Unable to test LO company status due to missing information. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $283,145.75 is underdisclosed from calculated Finance Charge of $283,694.71 in the amount of $548.96. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	No
174095730	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/19/2012 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/19/2012. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS (LO Company License Issue Date): Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) SAFE Act NMLS (LO Status): Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) Safe Act NMLS (Loan Officer License Issue Date): Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) Safe Act NMLS (Loan Origination Company Status): Unable to test LO company status due to missing information. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $402,612.74 is underdisclosed from calculated Finance Charge of $403,146.94 in the amount of $534.20. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
311824863	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/22/2013 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/22/2012. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS (LO Company License Issue Date): Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) SAFE Act NMLS (LO Status): Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) Safe Act NMLS (Loan Officer License Issue Date): Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) Safe Act NMLS (Loan Origination Company Status): Unable to test LO company status due to missing information. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
915302781	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
236394369	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
290164545	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) RESPA 2010 - GFE vs HUD 10 Percent Fees: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $312,601.25 is underdisclosed from calculated Finance Charge of $313,135.30 in the amount of $534.05. - EV2

*** (OPEN) TIL-MDIA 2011 Introductory Escrow Payment: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) TIL-MDIA 2011 Introductory Total Payment: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
728873397	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/19/2012 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/19/2012. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $307,773.71 is underdisclosed from calculated Finance Charge of $307,857.64 in the amount of $83.93. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
290306115	1	Fixed	Refinance	Investment	CA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/23/2012 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/23/2012. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
376298325	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/9/2012 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/9/2012. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE Comparison: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: Unable to determine Servicing Disclosure Statement was provided due to missing information. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2009 Fees Imposed: Unable to determine if fees were charged prior to receipt of TIL due to missing information. - EV2

										TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
178313733	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $453,323.72 is underdisclosed from calculated Finance Charge of $453,857.79 in the amount of $534.07. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
587912499	1	Fixed	Refinance	Second Home	CA			2

*** (OPEN) RESPA 2010 GFE Comparison: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $350,120.08 is underdisclosed from calculated Finance Charge of $350,738.18 in the amount of $618.10. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
802063134	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 HUD to Actual Loan Amount: RESPA (2010): Loan Amount on Final HUD-1 does not match Note. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $130,740.54 is underdisclosed from calculated Finance Charge of $131,270.46 in the amount of $529.92. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
656366976	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA 2010 GFE Comparison: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 Service Provider: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS (1003): Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $284,337.80 is underdisclosed from calculated Finance Charge of $284,806.77 in the amount of $468.97. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	No
795215988	1	Fixed	Refinance	Investment	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/4/2013 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/4/2012. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
478507014	1	Fixed	Refinance	Investment	WA			2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/31/2012 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/31/2012. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
645088107	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/14/2013 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/14/2012. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 Service Provider Timing: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act NMLS (LO Status): Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) Safe Act NMLS (Loan Officer License Issue Date): Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
335351313	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/12/2013 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/12/2012. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA 2010 GFE To Actual Escrow: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
874442682	1	Fixed	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/27/1996 which is XX month(s) prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 7/27/1996.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
347406246	1	ARM	Purchase	Primary	CA			3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
337135527	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 9/29/1990 which is XX month(s) prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 4/29/1990.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
693597708	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 7/23/1991 which is XX month(s) prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 2/23/1991.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
363666969	1	ARM	Purchase	Primary	WA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Security Instrument Error: Notary Date  was not provided - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $103,577.94 is underdisclosed from calculated Finance Charge of $104,145.79 in the amount of $567.85. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	No	N/A	N/A	N/A
870603525	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/30/2001 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/30/2001. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
981665352	1	ARM	Purchase	Primary	TX			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/30/2001 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/30/2001. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $201,930.59 is underdisclosed from calculated Finance Charge of $203,478.53 in the amount of $1,547.94. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
831417750	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/16/2001 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/16/2001. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
170776053	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/10/2001 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/10/2001. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 8.15500% is overdisclosed from calculated APR of 7.75160% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $116,381.82 is underdisclosed from calculated Finance Charge of $119,532.53 in the amount of $3,150.71. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
970328700	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/7/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/7/2001. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
547804647	1	ARM	Refinance	Primary	WA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $79,609.78 is underdisclosed from calculated Finance Charge of $79,946.60 in the amount of $336.82. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
311904783	1	ARM	Purchase	Primary	TX			2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/30/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/30/2001. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $115,604.38 is underdisclosed from calculated Finance Charge of $118,122.15 in the amount of $2,517.77. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
156411432	1	Fixed	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $131,882.24 is underdisclosed from calculated Finance Charge of $131,993.09 in the amount of $110.85. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
975283740	1	Fixed	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
308130561	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
742754502	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/19/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/19/2002. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
767252979	1	ARM	Refinance	Primary	WA			3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $151,281.45 is underdisclosed from calculated Finance Charge of $158,817.83 in the amount of $7,536.38. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
159266574	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.93100% is underdisclosed from calculated APR of 6.82598% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $70,653.52 is underdisclosed from calculated Finance Charge of $77,552.68 in the amount of $6,899.16. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
969604721	1	ARM	Purchase	Primary	TX			2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
835059105	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
596621781	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/7/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/7/2002. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
764004231	1	ARM	Purchase	Primary	TX		*** (OPEN) MI Monthly Premium Amount documented in file does not match the Escrowed Mortgage Insurance Premium amount per month collected on the HUD. - EV3	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $82,590.26 is underdisclosed from calculated Finance Charge of $82,692.53 in the amount of $102.27. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
543318138	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/9/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/9/2002. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $69,262.04 is underdisclosed from calculated Finance Charge of $72,671.67 in the amount of $3,409.63. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
355507137	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/3/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/15/2002. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
490213296	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/17/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/26/2002. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
886729383	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) HUD Error: Disbursement date is earlier than final TIL signature date. - EV3

*** (OPEN) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/14/2003 which is XX months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/14/2003. - EV2

											Yes	RC	C	C	C	C	Yes	N/A	N/A	No
153819027	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/23/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/23/2002. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
962172864	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
745921332	1	ARM	Purchase	Primary	TX			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
191942865	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/15/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/15/2003. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
375616008	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/28/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/28/2003. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
977359662	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
533398068	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/6/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/12/2002. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
268112619	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
706121172	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/30/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/21/2002. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
784570644	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
190963845	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/24/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/24/2002. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
258229512	1	ARM	Refinance	Primary	TX			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/8/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/13/2003. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
135636228	1	ARM	Refinance	Primary	NV			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/28/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/28/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $181,620.93 is underdisclosed from calculated Finance Charge of $191,503.18 in the amount of $9,882.25. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
205292502	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/13/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/13/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	No
745480773	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/21/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/21/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
115670214	1	ARM	Refinance	Primary	CA		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/8/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/8/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
105641253	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
797352849	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/8/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/24/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
419914665	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/3/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/21/2004. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
509163903	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/22/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/14/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
180978840	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/6/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/3/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
694005300	1	ARM	Refinance	Primary	WA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/3/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/3/2003. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $102,896.31 is underdisclosed from calculated Finance Charge of $107,155.16 in the amount of $4,258.85. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
812410776	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/23/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/17/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
789118092	1	ARM	Refinance	Primary	TX		*** (OPEN) Missing Document: Rider - PUD not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $76,330.82 is underdisclosed from calculated Finance Charge of $78,870.10 in the amount of $2,539.28. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
868623507	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 1/XX/2004, prior to three (3) business days from transaction date of 1/XX/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
636012351	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/6/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/6/2003. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
827139033	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $101,922.32 is underdisclosed from calculated Finance Charge of $103,713.36 in the amount of $1,791.04. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
665827506	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
508692798	1	ARM	Refinance	Primary	WA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/4/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/24/2003. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
936610452	1	ARM	Purchase	Primary	TX			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/29/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/24/2003. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
273502224	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
760254984	1	ARM	Purchase	Primary	TX			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
532196271	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/23/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/23/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
684702612	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/22/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/23/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
125361513	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/3/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/3/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
695601315	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/9/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/9/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $114,480.14 is underdisclosed from calculated Finance Charge of $115,668.73 in the amount of $1,188.59. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
358232409	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/26/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/26/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
831547620	1	ARM	Refinance	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
176544279	1	ARM	Refinance	Second Home	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
832045122	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/4/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/4/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
110934954	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/25/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/25/2003. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	N/A	N/A	No
572303124	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/18/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/18/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
625711662	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
166089744	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/10/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/10/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
286434279	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/7/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/4/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
856264878	1	ARM	Refinance	Primary	CA			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
570679749	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/9/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/9/2004. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
428187384	1	ARM	Refinance	Primary	WA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/24/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/24/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $136,305.37 is underdisclosed from calculated Finance Charge of $137,576.53 in the amount of $1,271.16. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
915329754	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/25/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/17/2004. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
739832329	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/16/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/16/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
307624068	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $381,884.00 is underdisclosed from calculated Finance Charge of $382,012.40 in the amount of $128.40. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
357738903	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/18/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/18/2003. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	No
265304430	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on  6/XX/2004, prior to three (3) business days from transaction date of 5/XX/2004. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
762070167	1	ARM	Refinance	Primary	TX			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $117,220.86 is underdisclosed from calculated Finance Charge of $117,385.02 in the amount of $164.16. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
344081574	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
377730891	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/9/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/9/2003. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
784809082	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
332158509	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/3/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/1/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
772450538	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/10/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/10/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
418801779	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,072,379.48 is underdisclosed from calculated Finance Charge of $1,075,225.56 in the amount of $2,846.08. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
430824744	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
671242086	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/25/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/25/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
196431372	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/9/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/9/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
913863222	1	ARM	Refinance	Primary	CA		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/1/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/1/2003. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
872938188	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $157,075.45 is underdisclosed from calculated Finance Charge of $157,681.51 in the amount of $606.06. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
442716840	1	ARM	Purchase	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/18/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/18/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $389,739.51 is underdisclosed from calculated Finance Charge of $396,993.73 in the amount of $7,254.22. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
330029640	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $211,043.51 is underdisclosed from calculated Finance Charge of $211,200.38 in the amount of $156.87. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
503514981	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $44,912.68 is underdisclosed from calculated Finance Charge of $45,107.99 in the amount of $195.31. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
585179235	1	ARM	Refinance	Primary	TX			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $224,187.15 is underdisclosed from calculated Finance Charge of $226,144.57 in the amount of $1,957.42. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
301822875	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/28/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/12/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
530021488	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/21/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/21/2003. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
365228406	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/29/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/29/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
287428284	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/12/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/28/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $331,141.58 is underdisclosed from calculated Finance Charge of $334,224.15 in the amount of $3,082.57. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
850311837	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $176,287.90 is underdisclosed from calculated Finance Charge of $178,211.62 in the amount of $1,923.72. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	No
587094318	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/27/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/27/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $512,967.61 is underdisclosed from calculated Finance Charge of $513,471.94 in the amount of $504.33. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
314125560	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/9/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/18/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $450,592.02 is underdisclosed from calculated Finance Charge of $451,066.05 in the amount of $474.03. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
927455519	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/22/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/22/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
659699640	1	ARM	Purchase	Primary	CA			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
558004437	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/10/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/10/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
281325393	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/12/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/12/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $279,163.63 is underdisclosed from calculated Finance Charge of $285,342.64 in the amount of $6,179.01. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
928166904	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/8/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/8/2004. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
431434134	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $248,990.13 is underdisclosed from calculated Finance Charge of $251,698.76 in the amount of $2,708.63. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
748275975	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/19/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/16/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $189,998.96 is underdisclosed from calculated Finance Charge of $191,848.19 in the amount of $1,849.23. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
272008719	1	ARM	Purchase	Primary	CA			3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
528342591	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/31/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/31/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
565930503	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
448065486	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/19/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/19/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
237441321	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
369782847	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
275406318	1	ARM	Purchase	Primary	CA			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
658245096	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/1/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
660506832	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/26/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/7/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $396,685.86 is underdisclosed from calculated Finance Charge of $403,926.40 in the amount of $7,240.54. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
590475933	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/10/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/15/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
568061370	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/10/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/10/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $252,334.52 is underdisclosed from calculated Finance Charge of $257,082.50 in the amount of $4,747.98. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
555113331	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/9/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/9/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $516,065.71 is underdisclosed from calculated Finance Charge of $526,797.16 in the amount of $10,731.45. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
922419657	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
341562096	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $653,080.41 is underdisclosed from calculated Finance Charge of $672,597.08 in the amount of $19,516.67. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
239517243	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
115878006	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.38900% is underdisclosed from calculated APR of 5.65094% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $292,896.69 is underdisclosed from calculated Finance Charge of $315,627.14 in the amount of $22,730.45. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
496787557	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $193,535.59 is underdisclosed from calculated Finance Charge of $197,490.87 in the amount of $3,955.28. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
312131556	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $314,591.77 is underdisclosed from calculated Finance Charge of $322,178.09 in the amount of $7,586.32. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
124610265	1	ARM	Refinance	Primary	WA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/22/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/22/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $129,940.17 is underdisclosed from calculated Finance Charge of $141,146.17 in the amount of $11,206.00. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
573728790	1	ARM	Refinance	Investment	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
433548018	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $245,692.33 is underdisclosed from calculated Finance Charge of $251,599.69 in the amount of $5,907.36. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
728662608	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
862798338	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/26/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/26/2004. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
404354241	1	ARM	Purchase	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
523513304	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/7/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/7/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $628,015.83 is underdisclosed from calculated Finance Charge of $635,941.03 in the amount of $7,925.20. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
426188385	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/2/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/9/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
205480314	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
781061157	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/19/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/19/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
306524169	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/10/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/10/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $503,401.49 is underdisclosed from calculated Finance Charge of $510,940.62 in the amount of $7,539.13. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
974994030	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/17/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/3/2004. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $421,722.46 is underdisclosed from calculated Finance Charge of $442,415.83 in the amount of $20,693.37. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
203820975	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/7/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/29/2004. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
501852645	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/13/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/30/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $374,431.00 is underdisclosed from calculated Finance Charge of $387,126.28 in the amount of $12,695.28. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
852527619	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
479170350	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

											Yes	RC	C	C	C	C	No	N/A	N/A	N/A
585445968	1	ARM	Refinance	Primary	CA			3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $439,463.51 is underdisclosed from calculated Finance Charge of $464,673.32 in the amount of $25,209.81. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
370390390	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $516,316.63 is underdisclosed from calculated Finance Charge of $527,850.01 in the amount of $11,533.38. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
738373887	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/27/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/27/2004. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
133660206	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $456,314.50 is underdisclosed from calculated Finance Charge of $462,568.29 in the amount of $6,253.79. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
711093967	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/30/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/27/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
969715314	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
798527673	1	ARM	Refinance	Primary	CA			3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	No
839786603	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/17/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/17/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
820839339	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $642,615.66 is underdisclosed from calculated Finance Charge of $675,592.80 in the amount of $32,977.14. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
965575458	1	ARM	Purchase	Second Home	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $306,307.42 is underdisclosed from calculated Finance Charge of $323,109.32 in the amount of $16,801.90. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
698761539	1	ARM	Refinance	Investment	WA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/23/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/23/2004. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
686883429	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
347429223	1	ARM	Refinance	Primary	NV			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/20/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/20/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
672070994	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/9/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/31/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
399389848	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/3/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/3/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
134953995	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $521,188.73 is underdisclosed from calculated Finance Charge of $524,193.14 in the amount of $3,004.41. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
829078092	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/16/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/9/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
166520313	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $293,269.41 is underdisclosed from calculated Finance Charge of $302,383.04 in the amount of $9,113.63. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
453128418	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/19/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/19/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $144,124.48 is underdisclosed from calculated Finance Charge of $144,267.38 in the amount of $142.90. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
470914614	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/21/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/1/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $601,243.65 is underdisclosed from calculated Finance Charge of $615,129.69 in the amount of $13,886.04. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
130388771	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $491,048.80 is underdisclosed from calculated Finance Charge of $514,661.18 in the amount of $23,612.38. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
445969584	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/25/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $415,579.10 is underdisclosed from calculated Finance Charge of $429,173.32 in the amount of $13,594.22. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
947057994	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/12/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/12/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $551,335.09 is underdisclosed from calculated Finance Charge of $551,865.37 in the amount of $530.28. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
131456412	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/2/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/7/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $618,775.17 is underdisclosed from calculated Finance Charge of $642,561.96 in the amount of $23,786.79. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
833991491	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/3/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/3/2004. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
402163434	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/23/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/16/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
606771621	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/10/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/10/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
888517593	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
830028141	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/21/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/21/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $516,216.05 is underdisclosed from calculated Finance Charge of $551,272.75 in the amount of $35,056.70. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
470234295	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/18/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/18/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $328,508.63 is underdisclosed from calculated Finance Charge of $328,630.31 in the amount of $121.68. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
948417633	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $447,258.56 is underdisclosed from calculated Finance Charge of $447,526.05 in the amount of $267.49. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
362249388	1	ARM	Purchase	Primary	NV			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/30/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/30/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $231,180.83 is underdisclosed from calculated Finance Charge of $232,180.60 in the amount of $999.77. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
410131458	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
308791899	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/27/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/27/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $479,873.13 is underdisclosed from calculated Finance Charge of $503,268.39 in the amount of $23,395.26. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
799480719	1	ARM	Refinance	Second Home	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/29/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/18/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $536,191.50 is underdisclosed from calculated Finance Charge of $536,331.26 in the amount of $139.76. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
596173230	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $388,408.31 is underdisclosed from calculated Finance Charge of $397,259.78 in the amount of $8,851.47. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
396939663	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/1/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/1/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $947,156.28 is underdisclosed from calculated Finance Charge of $973,653.72 in the amount of $26,497.44. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
124070805	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/7/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/7/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
200433366	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/30/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/30/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $273,294.59 is underdisclosed from calculated Finance Charge of $273,606.19 in the amount of $311.60. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
113079807	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/10/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/10/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
457475796	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: 1003 Initial - Lender's not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/14/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/14/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
783170046	1	ARM	Purchase	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
924264810	1	ARM	Refinance	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/22/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/22/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $230,417.99 is underdisclosed from calculated Finance Charge of $235,793.85 in the amount of $5,375.86. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
671237091	1	ARM	Refinance	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/8/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/8/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
570327102	1	ARM	Refinance	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/5/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/5/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
160474365	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $699,820.33 is underdisclosed from calculated Finance Charge of $731,326.49 in the amount of $31,506.16. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
325463211	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/24/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/2/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $532,766.86 is underdisclosed from calculated Finance Charge of $533,244.50 in the amount of $477.64. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
323837838	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $397,774.86 is underdisclosed from calculated Finance Charge of $413,466.92 in the amount of $15,692.06. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
130996872	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/23/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/4/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
110995893	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/9/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/9/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
771452775	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $474,822.48 is underdisclosed from calculated Finance Charge of $483,659.02 in the amount of $8,836.54. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
234446406	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $487,730.64 is underdisclosed from calculated Finance Charge of $510,786.85 in the amount of $23,056.21. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
818096085	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/12/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/27/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $511,575.42 is underdisclosed from calculated Finance Charge of $527,302.93 in the amount of $15,727.51. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
523156320	1	ARM	Refinance	Investment	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/13/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/10/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
896616521	1	ARM	Refinance	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $253,501.97 is underdisclosed from calculated Finance Charge of $265,150.48 in the amount of $11,648.51. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
725398875	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $235,794.66 is underdisclosed from calculated Finance Charge of $245,402.83 in the amount of $9,608.17. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
777971136	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
598940460	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $450,504.53 is underdisclosed from calculated Finance Charge of $473,385.08 in the amount of $22,880.55. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
557599842	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $352,407.31 is underdisclosed from calculated Finance Charge of $369,096.82 in the amount of $16,689.51. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
439122438	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
388643967	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $617,116.94 is underdisclosed from calculated Finance Charge of $651,054.48 in the amount of $33,937.54. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
890044065	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/30/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/30/2004. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.88800% is underdisclosed from calculated APR of 6.36284% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $170,090.41 is underdisclosed from calculated Finance Charge of $188,060.02 in the amount of $17,969.61. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
886467645	1	ARM	Purchase	Primary	WA		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/27/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/9/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $306,274.42 is underdisclosed from calculated Finance Charge of $345,146.74 in the amount of $38,872.32. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
904363731	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/8/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/8/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
388642968	1	ARM	Refinance	Investment	CA			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
416359224	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
608133258	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/20/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/20/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
231443802	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $641,131.05 is underdisclosed from calculated Finance Charge of $664,200.22 in the amount of $23,069.17. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
125663211	1	ARM	Purchase	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/20/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/20/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
576078654	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/5/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.27800% is underdisclosed from calculated APR of 6.55511% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $917,070.93 is underdisclosed from calculated Finance Charge of $989,404.55 in the amount of $72,333.62. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
169374456	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/3/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/27/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $506,525.75 is underdisclosed from calculated Finance Charge of $539,852.83 in the amount of $33,327.08. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
882220896	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/27/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/27/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $905,780.45 is underdisclosed from calculated Finance Charge of $954,274.27 in the amount of $48,493.82. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
315865818	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $735,500.64 is underdisclosed from calculated Finance Charge of $753,387.47 in the amount of $17,886.83. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
649590759	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
101368530	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/22/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $139,647.08 is underdisclosed from calculated Finance Charge of $144,751.44 in the amount of $5,104.36. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
171869409	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.12300% is underdisclosed from calculated APR of 6.40141% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $336,143.92 is underdisclosed from calculated Finance Charge of $351,866.47 in the amount of $15,722.55. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
312915644	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
140280579	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $221,989.83 is underdisclosed from calculated Finance Charge of $232,371.32 in the amount of $10,381.49. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
939779280	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $242,455.88 is underdisclosed from calculated Finance Charge of $249,086.38 in the amount of $6,630.50. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
724307967	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $465,683.47 is underdisclosed from calculated Finance Charge of $489,740.25 in the amount of $24,056.78. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
972836190	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $483,648.31 is underdisclosed from calculated Finance Charge of $483,703.30 in the amount of $54.99. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
375284340	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $495,047.81 is underdisclosed from calculated Finance Charge of $507,695.08 in the amount of $12,647.27. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
433348218	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/14/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/14/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $251,800.22 is underdisclosed from calculated Finance Charge of $264,656.99 in the amount of $12,856.77. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
662642857	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $357,298.72 is underdisclosed from calculated Finance Charge of $373,154.35 in the amount of $15,855.63. - EV2

*** (OPEN) TIL Right To Rescind Signed: Unable to Test Right To Cancel signatures due to missing information. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
839049111	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $321,439.22 is underdisclosed from calculated Finance Charge of $324,817.17 in the amount of $3,377.95. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
673913427	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $615,509.23 is underdisclosed from calculated Finance Charge of $615,895.91 in the amount of $386.68. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 6/XX/2005, prior to three (3) business days from transaction date of 6/XX/2006. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
394324281	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/1/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/1/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $164,099.01 is underdisclosed from calculated Finance Charge of $172,244.24 in the amount of $8,145.23. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
750865383	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/30/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/13/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
529506963	1	ARM	Refinance	Primary	CA			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $616,114.97 is underdisclosed from calculated Finance Charge of $649,226.75 in the amount of $33,111.78. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
761231007	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/17/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/17/2004. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $480,314.24 is underdisclosed from calculated Finance Charge of $505,084.38 in the amount of $24,770.14. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
723509766	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
728625645	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.97400% is underdisclosed from calculated APR of 6.23611% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $410,814.09 is underdisclosed from calculated Finance Charge of $441,732.04 in the amount of $30,917.95. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
578520900	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/13/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/13/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $759,183.81 is underdisclosed from calculated Finance Charge of $787,913.06 in the amount of $28,729.25. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
230309419	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/30/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/30/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $386,555.01 is underdisclosed from calculated Finance Charge of $403,836.83 in the amount of $17,281.82. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
379700919	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $389,894.53 is underdisclosed from calculated Finance Charge of $407,609.86 in the amount of $17,715.33. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
699315966	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/22/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $570,679.00 is underdisclosed from calculated Finance Charge of $599,945.66 in the amount of $29,266.66. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
939370689	1	ARM	Refinance	Primary	CA			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $571,674.71 is underdisclosed from calculated Finance Charge of $572,171.26 in the amount of $496.55. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
564560874	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.48400% is underdisclosed from calculated APR of 5.75744% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $581,171.45 is underdisclosed from calculated Finance Charge of $628,656.05 in the amount of $47,484.60. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
364507128	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/13/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/26/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.20800% is underdisclosed from calculated APR of 6.64459% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $363,593.98 is underdisclosed from calculated Finance Charge of $397,330.80 in the amount of $33,736.82. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
339215667	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $549,202.64 is underdisclosed from calculated Finance Charge of $564,129.73 in the amount of $14,927.09. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
696343959	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $539,516.92 is underdisclosed from calculated Finance Charge of $567,192.43 in the amount of $27,675.51. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
645319035	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $570,953.56 is underdisclosed from calculated Finance Charge of $604,506.86 in the amount of $33,553.30. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
935740323	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
544818636	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $508,757.20 is underdisclosed from calculated Finance Charge of $520,524.78 in the amount of $11,767.58. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
343855800	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/13/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/13/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $480,632.15 is underdisclosed from calculated Finance Charge of $491,653.46 in the amount of $11,021.31. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
888296814	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.17200% is underdisclosed from calculated APR of 6.42951% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $689,775.96 is underdisclosed from calculated Finance Charge of $742,187.24 in the amount of $52,411.28. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
963426609	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/7/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/21/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $503,818.69 is underdisclosed from calculated Finance Charge of $518,369.63 in the amount of $14,550.94. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
607542849	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/13/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/13/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.57200% is underdisclosed from calculated APR of 5.93991% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $533,028.59 is underdisclosed from calculated Finance Charge of $572,692.42 in the amount of $39,663.83. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 9/XX/2005, prior to three (3) business days from transaction date of 9/XX/2005. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
663703632	1	ARM	Construction-Permanent	Second Home	CA		*** (OPEN) Missing Document: Rider - ARM not provided - EV3 *** (OPEN) Missing Document: Rider - Second Home not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/19/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
240988770	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/30/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/29/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $351,183.08 is underdisclosed from calculated Finance Charge of $368,478.11 in the amount of $17,295.03. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
597663738	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $110,911.18 is underdisclosed from calculated Finance Charge of $113,064.02 in the amount of $2,152.84. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
428517054	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $445,489.99 is underdisclosed from calculated Finance Charge of $468,790.52 in the amount of $23,300.53. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
733958658	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 7/XX/2005, prior to three (3) business days from transaction date of 7/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
687847464	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $517,511.80 is underdisclosed from calculated Finance Charge of $530,586.11 in the amount of $13,074.31. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
177549273	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/18/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/27/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $305,407.66 is underdisclosed from calculated Finance Charge of $319,835.87 in the amount of $14,428.21. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
945816304	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/12/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/12/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $768,271.30 is underdisclosed from calculated Finance Charge of $810,057.87 in the amount of $41,786.57. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
638193168	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
113135751	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $446,668.03 is underdisclosed from calculated Finance Charge of $467,824.33 in the amount of $21,156.30. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
750591657	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.03100% is underdisclosed from calculated APR of 6.30714% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $683,342.92 is underdisclosed from calculated Finance Charge of $738,372.14 in the amount of $55,029.22. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
649849500	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $400,190.07 is underdisclosed from calculated Finance Charge of $417,084.40 in the amount of $16,894.33. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
590342012	1	ARM	Purchase	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/9/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $496,880.43 is underdisclosed from calculated Finance Charge of $518,113.08 in the amount of $21,232.65. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
880637248	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,262,656.34 is underdisclosed from calculated Finance Charge of $1,330,255.70 in the amount of $67,599.36. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
583317099	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $284,438.15 is underdisclosed from calculated Finance Charge of $289,967.61 in the amount of $5,529.46. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
291059733	1	ARM	Refinance	Primary	WA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.60300% is underdisclosed from calculated APR of 5.86384% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $203,035.22 is underdisclosed from calculated Finance Charge of $217,092.74 in the amount of $14,057.52. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
134536329	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/23/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/23/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
936670392	1	ARM	Purchase	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/26/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/26/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $597,235.42 is underdisclosed from calculated Finance Charge of $623,019.86 in the amount of $25,784.44. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
970620408	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.57200% is underdisclosed from calculated APR of 5.83932% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $509,370.52 is underdisclosed from calculated Finance Charge of $548,908.71 in the amount of $39,538.19. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on  9/XX/2005, prior to three (3) business days from transaction date of  9/XX/2005. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
148735116	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/29/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/29/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $585,400.46 is underdisclosed from calculated Finance Charge of $611,635.39 in the amount of $26,234.93. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
166927376	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/14/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/14/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $541,043.61 is underdisclosed from calculated Finance Charge of $564,655.16 in the amount of $23,611.55. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
855529614	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
917330751	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
266524209	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/8/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/8/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $620,079.62 is underdisclosed from calculated Finance Charge of $648,042.59 in the amount of $27,962.97. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
313936749	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/29/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/13/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.80200% is underdisclosed from calculated APR of 6.31631% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $380,501.38 is underdisclosed from calculated Finance Charge of $437,163.45 in the amount of $56,662.07. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
517451031	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Rider - Condo not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/3/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/7/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $502,832.46 is underdisclosed from calculated Finance Charge of $530,662.94 in the amount of $27,830.48. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
234543222	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/3/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/16/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $671,287.62 is underdisclosed from calculated Finance Charge of $708,251.90 in the amount of $36,964.28. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
180237582	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/19/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/19/2005. - EV2

*** (OPEN) RTC Error:  Right to Cancel signature date is blank. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $514,848.45 is underdisclosed from calculated Finance Charge of $539,693.29 in the amount of $24,844.84. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
923653803	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/11/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/11/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $495,730.52 is underdisclosed from calculated Finance Charge of $528,669.92 in the amount of $32,939.40. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
910533555	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/19/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/10/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $613,342.89 is underdisclosed from calculated Finance Charge of $649,241.52 in the amount of $35,898.63. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
722263014	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/9/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/28/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $689,784.48 is underdisclosed from calculated Finance Charge of $714,780.69 in the amount of $24,996.21. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
493790715	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/24/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/7/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
812168019	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/24/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/22/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.90400% is underdisclosed from calculated APR of 6.19782% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $429,238.16 is underdisclosed from calculated Finance Charge of $459,351.16 in the amount of $30,113.00. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
538279074	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/20/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/20/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $471,242.50 is underdisclosed from calculated Finance Charge of $499,958.12 in the amount of $28,715.62. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
223441335	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/13/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/13/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $699,674.53 is underdisclosed from calculated Finance Charge of $738,153.36 in the amount of $38,478.83. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
479255265	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/22/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
872745381	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $233,014.46 is underdisclosed from calculated Finance Charge of $243,411.70 in the amount of $10,397.24. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
663197139	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $721,520.84 is underdisclosed from calculated Finance Charge of $767,680.98 in the amount of $46,160.14. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
115109775	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/19/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/1/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
307729962	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $629,427.70 is underdisclosed from calculated Finance Charge of $669,384.45 in the amount of $39,956.75. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
665263071	1	ARM	Refinance	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
850297851	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/1/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/15/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $684,539.02 is underdisclosed from calculated Finance Charge of $718,361.49 in the amount of $33,822.47. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
206391402	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/20/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/20/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $425,745.10 is underdisclosed from calculated Finance Charge of $425,894.36 in the amount of $149.26. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
985520493	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/30/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $559,124.49 is underdisclosed from calculated Finance Charge of $594,221.15 in the amount of $35,096.66. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
676743579	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/20/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/15/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
256540203	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/15/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/15/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.81200% is underdisclosed from calculated APR of 6.11582% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $761,469.04 is underdisclosed from calculated Finance Charge of $829,670.77 in the amount of $68,201.73. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
297222480	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/20/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $650,130.58 is underdisclosed from calculated Finance Charge of $679,984.60 in the amount of $29,854.02. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
239950809	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/30/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/18/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
820300878	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/20/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/20/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
578995425	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/24/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/4/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
903230865	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/4/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/4/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $539,155.14 is underdisclosed from calculated Finance Charge of $559,378.99 in the amount of $20,223.85. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
421185393	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $418,193.97 is underdisclosed from calculated Finance Charge of $441,778.31 in the amount of $23,584.34. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
765097137	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/25/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $513,524.52 is underdisclosed from calculated Finance Charge of $546,184.09 in the amount of $32,659.57. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
117618264	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/23/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/18/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.82300% is underdisclosed from calculated APR of 6.12703% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $569,171.97 is underdisclosed from calculated Finance Charge of $619,511.66 in the amount of $50,339.69. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
182138679	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/29/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/29/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $647,295.78 is underdisclosed from calculated Finance Charge of $688,008.61 in the amount of $40,712.83. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
261326412	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
581788629	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.87900% is underdisclosed from calculated APR of 6.18638% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $546,432.13 is underdisclosed from calculated Finance Charge of $595,640.71 in the amount of $49,208.58. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
545789664	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/8/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/8/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
445348206	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/3/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/1/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $758,848.14 is underdisclosed from calculated Finance Charge of $797,448.24 in the amount of $38,600.10. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
877437684	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) HUD Error: Cash at settlement from or to borrower is blank. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $706,635.35 is underdisclosed from calculated Finance Charge of $736,820.20 in the amount of $30,184.85. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 6/XX/2005, prior to three (3) business days from transaction date of 6/XX/2005. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RC	C	C	C	C	Yes	No	No	N/A
915478605	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/15/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
426797775	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/27/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/27/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $544,949.60 is underdisclosed from calculated Finance Charge of $556,780.09 in the amount of $11,830.49. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
717965316	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/16/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/16/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.99500% is underdisclosed from calculated APR of 6.52145% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $485,811.48 is underdisclosed from calculated Finance Charge of $562,669.11 in the amount of $76,857.63. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
102145898	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: 1003 Initial - Lender's not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/23/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/23/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $668,939.65 is underdisclosed from calculated Finance Charge of $669,360.55 in the amount of $420.90. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
332317350	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/16/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/21/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $444,027.26 is underdisclosed from calculated Finance Charge of $467,321.66 in the amount of $23,294.40. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
982752264	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/30/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/30/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $562,122.10 is underdisclosed from calculated Finance Charge of $562,459.23 in the amount of $337.13. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
915054030	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $716,220.97 is underdisclosed from calculated Finance Charge of $724,040.27 in the amount of $7,819.30. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
207916875	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/18/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $86,514.14 is underdisclosed from calculated Finance Charge of $86,915.82 in the amount of $401.68. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
135299520	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/18/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/18/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $355,480.57 is underdisclosed from calculated Finance Charge of $359,690.81 in the amount of $4,210.24. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
523229247	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/26/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/26/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $370,048.95 is underdisclosed from calculated Finance Charge of $376,427.79 in the amount of $6,378.84. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
326369304	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/6/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/6/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $647,361.29 is underdisclosed from calculated Finance Charge of $678,004.69 in the amount of $30,643.40. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
446016537	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/5/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $587,708.49 is underdisclosed from calculated Finance Charge of $615,692.11 in the amount of $27,983.62. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
294336369	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/24/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/24/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
445510044	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/23/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/23/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $432,471.95 is underdisclosed from calculated Finance Charge of $433,227.06 in the amount of $755.11. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
921691386	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $841,921.54 is underdisclosed from calculated Finance Charge of $880,313.05 in the amount of $38,391.51. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
371807820	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/13/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/14/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $595,264.87 is underdisclosed from calculated Finance Charge of $626,868.39 in the amount of $31,603.52. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
360726912	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $490,322.35 is underdisclosed from calculated Finance Charge of $504,886.78 in the amount of $14,564.43. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
437310252	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/15/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/14/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 3.06400% is underdisclosed from calculated APR of 6.25042% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $286,785.23 is underdisclosed from calculated Finance Charge of $287,791.23 in the amount of $1,006.00. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
328166505	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/8/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/5/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $505,437.09 is underdisclosed from calculated Finance Charge of $529,316.77 in the amount of $23,879.68. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
900463635	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.38900% is underdisclosed from calculated APR of 5.76774% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $490,479.57 is underdisclosed from calculated Finance Charge of $544,899.35 in the amount of $54,419.78. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
671806521	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/15/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/15/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $380,971.75 is underdisclosed from calculated Finance Charge of $393,742.07 in the amount of $12,770.32. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
286714998	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/29/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/29/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.34000% is underdisclosed from calculated APR of 5.59490% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $329,859.96 is underdisclosed from calculated Finance Charge of $354,686.29 in the amount of $24,826.33. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
746142111	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/9/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/9/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
673112214	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/26/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $322,652.87 is underdisclosed from calculated Finance Charge of $336,199.78 in the amount of $13,546.91. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
799729470	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/13/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/13/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $562,265.55 is underdisclosed from calculated Finance Charge of $590,833.51 in the amount of $28,567.96. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
775097102	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/26/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/10/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
537577884	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/15/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.96800% is underdisclosed from calculated APR of 6.23945% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $763,718.52 is underdisclosed from calculated Finance Charge of $824,898.97 in the amount of $61,180.45. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
373303323	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $759,691.30 is underdisclosed from calculated Finance Charge of $794,018.18 in the amount of $34,326.88. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
666944018	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/6/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/27/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $652,024.12 is underdisclosed from calculated Finance Charge of $683,057.73 in the amount of $31,033.61. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
916824258	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $401,242.32 is underdisclosed from calculated Finance Charge of $420,874.20 in the amount of $19,631.88. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
897781320	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/15/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/15/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $954,471.31 is underdisclosed from calculated Finance Charge of $1,000,003.25 in the amount of $45,531.94. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
985953060	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/12/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/23/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.03000% is underdisclosed from calculated APR of 6.75613% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $953,215.17 is underdisclosed from calculated Finance Charge of $1,172,056.06 in the amount of $218,840.89. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
699862437	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/4/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/4/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $949,656.23 is underdisclosed from calculated Finance Charge of $993,871.19 in the amount of $44,214.96. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
443793762	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/14/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/14/2005. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
312997689	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/20/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/3/2005. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 7/XX/2005, prior to three (3) business days from transaction date of 7/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
541018440	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/14/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/14/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
299876823	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/12/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
627488852	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/9/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/9/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $666,377.59 is underdisclosed from calculated Finance Charge of $701,976.45 in the amount of $35,598.86. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
122414464	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $674,151.16 is underdisclosed from calculated Finance Charge of $710,299.84 in the amount of $36,148.68. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
413976609	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/23/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/7/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $596,130.15 is underdisclosed from calculated Finance Charge of $627,893.25 in the amount of $31,763.10. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
591978429	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/9/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/9/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.19100% is underdisclosed from calculated APR of 6.46645% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $702,214.70 is underdisclosed from calculated Finance Charge of $756,049.36 in the amount of $53,834.66. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
922081995	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.70100% is overdisclosed from calculated APR of 4.52856% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $429,027.46 is underdisclosed from calculated Finance Charge of $450,804.43 in the amount of $21,776.97. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
830261907	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/26/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/26/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $511,103.50 is underdisclosed from calculated Finance Charge of $538,835.93 in the amount of $27,732.43. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
961632405	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $568,664.22 is underdisclosed from calculated Finance Charge of $599,697.67 in the amount of $31,033.45. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
447900651	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/5/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/5/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.39000% is underdisclosed from calculated APR of 6.66776% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $659,394.77 is underdisclosed from calculated Finance Charge of $710,850.22 in the amount of $51,455.45. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
895535568	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $521,291.82 is underdisclosed from calculated Finance Charge of $537,390.41 in the amount of $16,098.59. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
941507550	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $409,122.21 is underdisclosed from calculated Finance Charge of $431,357.64 in the amount of $22,235.43. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
517829652	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/17/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $668,102.57 is underdisclosed from calculated Finance Charge of $703,224.72 in the amount of $35,122.15. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
577398024	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $626,482.45 is underdisclosed from calculated Finance Charge of $659,840.82 in the amount of $33,358.37. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
538236225	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/16/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/19/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
630414954	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/13/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/15/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
271702026	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/16/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/16/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
905830263	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $520,636.76 is underdisclosed from calculated Finance Charge of $536,812.99 in the amount of $16,176.23. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
601195203	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/25/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
587820591	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/22/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $582,559.57 is underdisclosed from calculated Finance Charge of $613,601.90 in the amount of $31,042.33. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
952095951	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/30/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/30/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $866,274.58 is underdisclosed from calculated Finance Charge of $908,355.65 in the amount of $42,081.07. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
280154565	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.68500% is underdisclosed from calculated APR of 5.96118% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $722,649.09 is underdisclosed from calculated Finance Charge of $767,239.44 in the amount of $44,590.35. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
918944136	1	ARM	Refinance	Primary	CA			3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $882,663.91 is underdisclosed from calculated Finance Charge of $923,117.33 in the amount of $40,453.42. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
439172388	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/21/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/21/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
435210354	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $727,198.10 is underdisclosed from calculated Finance Charge of $766,051.16 in the amount of $38,853.06. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
596168235	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/31/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/31/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $831,688.99 is underdisclosed from calculated Finance Charge of $869,253.75 in the amount of $37,564.76. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
548920530	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/26/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/18/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $653,662.02 is underdisclosed from calculated Finance Charge of $662,018.12 in the amount of $8,356.10. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
461457081	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/30/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/22/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $737,410.48 is underdisclosed from calculated Finance Charge of $773,855.95 in the amount of $36,445.47. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
315325359	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/1/2005. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
698246055	1	ARM	Refinance	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
207431361	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/30/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/30/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $828,742.57 is underdisclosed from calculated Finance Charge of $873,150.90 in the amount of $44,408.33. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
180559260	1	ARM	Refinance	Primary	CA		*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.68900% is underdisclosed from calculated APR of 5.96727% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $547,127.15 is underdisclosed from calculated Finance Charge of $592,243.48 in the amount of $45,116.33. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
833011155	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/17/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/25/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.25200% is underdisclosed from calculated APR of 6.53151% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $706,857.36 is underdisclosed from calculated Finance Charge of $761,770.68 in the amount of $54,913.32. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
887693418	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $628,437.30 is underdisclosed from calculated Finance Charge of $662,751.03 in the amount of $34,313.73. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
704439855	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $790,462.19 is underdisclosed from calculated Finance Charge of $832,675.84 in the amount of $42,213.65. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
790100232	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $735,717.39 is underdisclosed from calculated Finance Charge of $773,133.35 in the amount of $37,415.96. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
140310549	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/30/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/30/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $665,563.12 is underdisclosed from calculated Finance Charge of $702,123.85 in the amount of $36,560.73. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
976165857	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/3/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $743,079.94 is underdisclosed from calculated Finance Charge of $795,942.34 in the amount of $52,862.40. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
526163310	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.19800% is underdisclosed from calculated APR of 6.47562% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $663,783.31 is underdisclosed from calculated Finance Charge of $716,007.07 in the amount of $52,223.76. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
100922976	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/20/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/7/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $663,902.73 is underdisclosed from calculated Finance Charge of $692,578.14 in the amount of $28,675.41. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
725782491	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/14/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.22100% is underdisclosed from calculated APR of 6.49384% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $627,079.57 is underdisclosed from calculated Finance Charge of $675,603.95 in the amount of $48,524.38. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
204086709	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/3/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/3/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.21200% is underdisclosed from calculated APR of 6.61124% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $622,328.33 is underdisclosed from calculated Finance Charge of $677,816.18 in the amount of $55,487.85. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
572630796	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $334,497.58 is underdisclosed from calculated Finance Charge of $357,664.81 in the amount of $23,167.23. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
711967320	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/16/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $635,491.23 is underdisclosed from calculated Finance Charge of $665,403.94 in the amount of $29,912.71. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
658250091	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/25/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $698,202.49 is underdisclosed from calculated Finance Charge of $713,816.73 in the amount of $15,614.24. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
691879428	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $583,849.18 is underdisclosed from calculated Finance Charge of $611,765.20 in the amount of $27,916.02. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
649587068	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/21/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/21/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $757,205.54 is underdisclosed from calculated Finance Charge of $757,399.95 in the amount of $194.41. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
350701947	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/20/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/20/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $792,499.56 is underdisclosed from calculated Finance Charge of $831,422.58 in the amount of $38,923.02. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
226955817	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $625,775.96 is underdisclosed from calculated Finance Charge of $644,827.35 in the amount of $19,051.39. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
169959650	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/23/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/23/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
353239407	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
198207594	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/15/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $863,248.15 is underdisclosed from calculated Finance Charge of $923,971.95 in the amount of $60,723.80. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
338876784	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $581,627.17 is underdisclosed from calculated Finance Charge of $608,937.86 in the amount of $27,310.69. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
440309250	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/12/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/12/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $899,318.61 is underdisclosed from calculated Finance Charge of $943,228.24 in the amount of $43,909.63. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
264209526	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/19/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/19/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $788,310.83 is underdisclosed from calculated Finance Charge of $823,622.66 in the amount of $35,311.83. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
735501762	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $899,371.11 is underdisclosed from calculated Finance Charge of $942,705.91 in the amount of $43,334.80. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
684312003	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/18/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/22/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.33300% is underdisclosed from calculated APR of 6.72963% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $510,000.70 is underdisclosed from calculated Finance Charge of $562,017.46 in the amount of $52,016.76. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
576661175	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/4/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/4/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
864897237	1	ARM	Purchase	Primary	TX			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $203,903.40 is underdisclosed from calculated Finance Charge of $213,426.49 in the amount of $9,523.09. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
503050446	1	ARM	Refinance	Primary	CA			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
422966610	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/5/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/5/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $805,887.17 is underdisclosed from calculated Finance Charge of $837,023.00 in the amount of $31,135.83. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
225404370	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
969844185	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Rider - ARM not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/4/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/1/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.52400% is underdisclosed from calculated APR of 9.18868% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $686,382.69 is underdisclosed from calculated Finance Charge of $827,828.43 in the amount of $141,445.74. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
378002619	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/1/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/26/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $619,263.79 is underdisclosed from calculated Finance Charge of $661,667.67 in the amount of $42,403.88. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
883074042	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/20/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/19/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
270711018	1	ARM	Refinance	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/29/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/29/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
110634255	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/12/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/12/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $694,566.10 is underdisclosed from calculated Finance Charge of $713,113.33 in the amount of $18,547.23. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
881668449	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/26/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/26/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
481422096	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/29/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/29/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $645,095.62 is underdisclosed from calculated Finance Charge of $675,180.17 in the amount of $30,084.55. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
823537638	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/29/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/29/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $646,677.36 is underdisclosed from calculated Finance Charge of $676,531.92 in the amount of $29,854.56. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
892503603	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/3/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/3/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,008,104.65 is underdisclosed from calculated Finance Charge of $1,054,279.29 in the amount of $46,174.64. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
586331082	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/19/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/8/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $744,952.89 is underdisclosed from calculated Finance Charge of $760,920.13 in the amount of $15,967.24. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
370091369	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/3/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/3/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $696,685.98 is underdisclosed from calculated Finance Charge of $735,539.60 in the amount of $38,853.62. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
508153338	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/23/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/23/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $646,054.38 is underdisclosed from calculated Finance Charge of $687,667.05 in the amount of $41,612.67. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
887509602	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $559,202.03 is underdisclosed from calculated Finance Charge of $599,229.53 in the amount of $40,027.50. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
680689629	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/3/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/3/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $666,309.63 is underdisclosed from calculated Finance Charge of $696,252.66 in the amount of $29,943.03. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
871028100	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/26/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/21/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $612,714.89 is underdisclosed from calculated Finance Charge of $641,666.85 in the amount of $28,951.96. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
601110288	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,013,205.99 is underdisclosed from calculated Finance Charge of $1,061,079.46 in the amount of $47,873.47. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
914358726	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.84100% is underdisclosed from calculated APR of 6.10615% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $869,170.75 is underdisclosed from calculated Finance Charge of $935,441.67 in the amount of $66,270.92. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
413270316	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/11/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $650,309.24 is underdisclosed from calculated Finance Charge of $696,886.40 in the amount of $46,577.16. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
733622643	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $639,238.71 is underdisclosed from calculated Finance Charge of $678,398.82 in the amount of $39,160.11. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
774450774	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/16/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/16/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $602,827.60 is underdisclosed from calculated Finance Charge of $625,872.33 in the amount of $23,044.73. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
769224006	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/13/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/8/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $629,381.39 is underdisclosed from calculated Finance Charge of $660,031.72 in the amount of $30,650.33. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
588432978	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
351348300	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $807,914.67 is underdisclosed from calculated Finance Charge of $824,177.18 in the amount of $16,262.51. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
396407196	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/5/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/5/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $626,033.12 is underdisclosed from calculated Finance Charge of $656,427.57 in the amount of $30,394.45. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
717891390	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/7/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/7/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $796,529.68 is underdisclosed from calculated Finance Charge of $820,901.17 in the amount of $24,371.49. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
111998889	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/3/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/3/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $565,346.85 is underdisclosed from calculated Finance Charge of $594,348.51 in the amount of $29,001.66. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
320972706	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $780,534.77 is underdisclosed from calculated Finance Charge of $818,363.17 in the amount of $37,828.40. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
852059088	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.63600% is underdisclosed from calculated APR of 6.94633% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $484,702.70 is underdisclosed from calculated Finance Charge of $524,707.71 in the amount of $40,005.01. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
202244553	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/30/2005 which is XX month(s) prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/28/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $811,202.86 is underdisclosed from calculated Finance Charge of $849,573.21 in the amount of $38,370.35. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
950509539	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/29/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/29/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $401,440.09 is underdisclosed from calculated Finance Charge of $417,529.54 in the amount of $16,089.45. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
619956423	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $278,941.62 is underdisclosed from calculated Finance Charge of $293,624.06 in the amount of $14,682.44. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
304873821	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/22/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $616,780.85 is underdisclosed from calculated Finance Charge of $647,298.89 in the amount of $30,518.04. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
515689794	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/22/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $780,535.03 is underdisclosed from calculated Finance Charge of $795,817.96 in the amount of $15,282.93. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
176156667	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $638,078.75 is underdisclosed from calculated Finance Charge of $673,783.48 in the amount of $35,704.73. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
839453706	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/9/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.44400% is underdisclosed from calculated APR of 6.73971% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $604,420.87 is underdisclosed from calculated Finance Charge of $643,310.63 in the amount of $38,889.76. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
895348755	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/16/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/16/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $731,234.46 is underdisclosed from calculated Finance Charge of $767,039.09 in the amount of $35,804.63. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
263913661	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/23/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/23/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
531619848	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $929,553.04 is underdisclosed from calculated Finance Charge of $949,119.95 in the amount of $19,566.91. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
506477016	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/22/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $674,651.41 is underdisclosed from calculated Finance Charge of $706,898.50 in the amount of $32,247.09. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2006. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
246499254	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/3/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $248,689.86 is underdisclosed from calculated Finance Charge of $268,155.79 in the amount of $19,465.93. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
724988286	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/11/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/11/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $694,819.89 is underdisclosed from calculated Finance Charge of $710,049.07 in the amount of $15,229.18. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
503660835	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/30/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/13/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $868,357.16 is underdisclosed from calculated Finance Charge of $894,820.50 in the amount of $26,463.34. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
954525519	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/11/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/11/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.42700% is underdisclosed from calculated APR of 6.72376% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $824,392.83 is underdisclosed from calculated Finance Charge of $883,091.66 in the amount of $58,698.83. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
294981723	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Security Instrument Error: Notary Date  was not provided - EV3

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $674,746.94 is underdisclosed from calculated Finance Charge of $707,564.75 in the amount of $32,817.81. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RC	C	C	C	C	Yes	No	No	N/A
103576320	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/6/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/6/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.48800% is underdisclosed from calculated APR of 6.78711% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $528,196.36 is underdisclosed from calculated Finance Charge of $571,899.67 in the amount of $43,703.31. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
276582141	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/16/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/16/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $863,484.70 is underdisclosed from calculated Finance Charge of $906,043.53 in the amount of $42,558.83. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
834452712	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/11/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/17/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.58500% is underdisclosed from calculated APR of 6.87396% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $794,074.93 is underdisclosed from calculated Finance Charge of $859,272.10 in the amount of $65,197.17. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
455254290	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/23/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/15/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $334,509.32 is underdisclosed from calculated Finance Charge of $350,176.72 in the amount of $15,667.40. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
930780288	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/6/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/6/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $401,612.98 is underdisclosed from calculated Finance Charge of $428,461.30 in the amount of $26,848.32. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
264496239	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/10/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/17/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $812,790.64 is underdisclosed from calculated Finance Charge of $874,595.59 in the amount of $61,804.95. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
532049418	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/5/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/5/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $728,632.83 is underdisclosed from calculated Finance Charge of $763,786.95 in the amount of $35,154.12. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
831920247	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/22/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $662,282.76 is underdisclosed from calculated Finance Charge of $696,293.84 in the amount of $34,011.08. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
382415202	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/3/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/3/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
837728433	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/10/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $680,151.32 is underdisclosed from calculated Finance Charge of $713,248.00 in the amount of $33,096.68. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
863487648	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $426,810.51 is underdisclosed from calculated Finance Charge of $448,920.68 in the amount of $22,110.17. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
939273786	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/1/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/1/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $664,754.42 is underdisclosed from calculated Finance Charge of $665,041.74 in the amount of $287.32. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
658225116	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/4/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/17/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.54400% is underdisclosed from calculated APR of 6.83701% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $783,405.59 is underdisclosed from calculated Finance Charge of $847,922.82 in the amount of $64,517.23. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
392481683	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/4/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/4/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.61600% is underdisclosed from calculated APR of 6.90482% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $344,203.99 is underdisclosed from calculated Finance Charge of $372,433.81 in the amount of $28,229.82. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
622060317	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $844,479.23 is underdisclosed from calculated Finance Charge of $886,510.88 in the amount of $42,031.65. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
519411069	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/1/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/1/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $599,844.69 is underdisclosed from calculated Finance Charge of $612,227.51 in the amount of $12,382.82. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
732543753	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/1/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/1/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $862,227.97 is underdisclosed from calculated Finance Charge of $904,739.85 in the amount of $42,511.88. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
147877974	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/23/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/23/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $579,915.72 is underdisclosed from calculated Finance Charge of $607,423.90 in the amount of $27,508.18. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
156877965	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/18/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.55600% is underdisclosed from calculated APR of 6.83763% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $273,561.74 is underdisclosed from calculated Finance Charge of $295,771.95 in the amount of $22,210.21. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
340050609	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/15/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $646,642.06 is underdisclosed from calculated Finance Charge of $692,851.15 in the amount of $46,209.09. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
953860185	1	ARM	Refinance	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/16/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/9/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $557,872.93 is underdisclosed from calculated Finance Charge of $590,827.13 in the amount of $32,954.20. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
528694776	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/29/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/19/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $331,124.60 is underdisclosed from calculated Finance Charge of $346,767.48 in the amount of $15,642.88. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
116087796	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/23/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/23/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $584,380.56 is underdisclosed from calculated Finance Charge of $607,349.57 in the amount of $22,969.01. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
105954939	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/3/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/3/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.92400% is underdisclosed from calculated APR of 6.21555% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $590,410.07 is underdisclosed from calculated Finance Charge of $637,990.77 in the amount of $47,580.70. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
428224143	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.37900% is underdisclosed from calculated APR of 6.67045% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $981,500.24 is underdisclosed from calculated Finance Charge of $1,063,261.45 in the amount of $81,761.21. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
420954624	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/6/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/6/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
403422174	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/8/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $470,877.68 is underdisclosed from calculated Finance Charge of $480,517.77 in the amount of $9,640.09. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
698816484	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
177642180	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $745,676.76 is underdisclosed from calculated Finance Charge of $759,221.08 in the amount of $13,544.32. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
319559121	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/7/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/7/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $666,293.24 is underdisclosed from calculated Finance Charge of $680,581.93 in the amount of $14,288.69. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
501677820	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.92600% is underdisclosed from calculated APR of 6.21062% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $559,788.41 is underdisclosed from calculated Finance Charge of $608,509.11 in the amount of $48,720.70. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
869916488	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/22/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $452,433.79 is underdisclosed from calculated Finance Charge of $485,355.31 in the amount of $32,921.52. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
839098062	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/13/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/13/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $526,243.72 is underdisclosed from calculated Finance Charge of $551,089.23 in the amount of $24,845.51. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
626038335	1	ARM	Refinance	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.36500% is underdisclosed from calculated APR of 6.65225% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $538,442.49 is underdisclosed from calculated Finance Charge of $583,240.10 in the amount of $44,797.61. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
128936934	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/30/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/30/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $408,427.06 is underdisclosed from calculated Finance Charge of $420,826.19 in the amount of $12,399.13. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
941292765	1	ARM	Refinance	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $327,003.75 is underdisclosed from calculated Finance Charge of $346,444.11 in the amount of $19,440.36. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	No
624144231	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/1/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/17/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.56800% is underdisclosed from calculated APR of 6.86710% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $798,331.65 is underdisclosed from calculated Finance Charge of $867,298.37 in the amount of $68,966.72. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
250002747	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $707,927.93 is underdisclosed from calculated Finance Charge of $749,541.03 in the amount of $41,613.10. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
743106150	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (CLEARED) Incomplete Document: HUD-1 Addendum is incomplete - EV1	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/18/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/18/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $439,781.14 is underdisclosed from calculated Finance Charge of $465,285.19 in the amount of $25,504.05. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
637108254	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/29/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/29/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $493,993.98 is underdisclosed from calculated Finance Charge of $506,569.48 in the amount of $12,575.50. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
797137065	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/5/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/5/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $257,135.08 is underdisclosed from calculated Finance Charge of $272,571.56 in the amount of $15,436.48. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	No
366175458	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $396,783.39 is underdisclosed from calculated Finance Charge of $417,667.98 in the amount of $20,884.59. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 1/XX/2006, prior to three (3) business days from transaction date of 1/XX/2006. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
336775887	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/19/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/19/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
596323080	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/9/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/9/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.57600% is underdisclosed from calculated APR of 6.88865% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $650,012.62 is underdisclosed from calculated Finance Charge of $706,759.69 in the amount of $56,747.07. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
221594184	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $771,516.60 is underdisclosed from calculated Finance Charge of $817,035.83 in the amount of $45,519.23. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
635033331	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.24000% is underdisclosed from calculated APR of 6.56700% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $788,030.39 is underdisclosed from calculated Finance Charge of $859,827.14 in the amount of $71,796.75. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
553645800	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/6/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/6/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
501978519	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.65800% is overdisclosed from calculated APR of 6.35191% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $576,782.96 is underdisclosed from calculated Finance Charge of $611,296.37 in the amount of $34,513.41. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
796422780	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/13/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/5/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $855,120.34 is underdisclosed from calculated Finance Charge of $906,582.23 in the amount of $51,461.89. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
588047532	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/19/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/19/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $783,155.79 is underdisclosed from calculated Finance Charge of $832,504.51 in the amount of $49,348.72. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
348144507	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $459,227.83 is underdisclosed from calculated Finance Charge of $484,277.12 in the amount of $25,049.29. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
131493375	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/1/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/24/2006. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $688,439.31 is underdisclosed from calculated Finance Charge of $724,565.05 in the amount of $36,125.74. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
331417251	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/21/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/21/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $649,072.16 is underdisclosed from calculated Finance Charge of $655,740.66 in the amount of $6,668.50. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
499477023	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $710,542.30 is underdisclosed from calculated Finance Charge of $748,054.28 in the amount of $37,511.98. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
925945128	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/13/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/22/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.25800% is underdisclosed from calculated APR of 6.54789% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $570,964.01 is underdisclosed from calculated Finance Charge of $616,056.27 in the amount of $45,092.26. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
100679220	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/23/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/23/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
261616122	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/25/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/25/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
805282371	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/16/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/16/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.36700% is underdisclosed from calculated APR of 7.01540% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $584,361.15 is underdisclosed from calculated Finance Charge of $681,012.70 in the amount of $96,651.55. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
293526180	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $837,213.82 is underdisclosed from calculated Finance Charge of $881,711.66 in the amount of $44,497.84. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
615422961	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
967946085	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/1/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/1/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
258925815	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/28/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/4/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $668,404.46 is underdisclosed from calculated Finance Charge of $703,220.78 in the amount of $34,816.32. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
295956747	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $629,855.58 is underdisclosed from calculated Finance Charge of $644,773.79 in the amount of $14,918.21. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
880412706	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/8/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/8/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.82400% is underdisclosed from calculated APR of 7.11526% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $846,170.96 is underdisclosed from calculated Finance Charge of $914,897.53 in the amount of $68,726.57. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
930416585	1	ARM	Refinance	Primary	CA			2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $655,816.13 is underdisclosed from calculated Finance Charge of $692,254.57 in the amount of $36,438.44. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
866806326	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/21/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/21/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $810,372.73 is underdisclosed from calculated Finance Charge of $853,501.40 in the amount of $43,128.67. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
634333032	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/6/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/6/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.90000% is underdisclosed from calculated APR of 7.19128% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $734,872.34 is underdisclosed from calculated Finance Charge of $793,809.29 in the amount of $58,936.95. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
229023747	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) HUD Error: Disbursement date is earlier than final TIL signature date. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/26/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/15/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $83,274.13 is underdisclosed from calculated Finance Charge of $85,870.17 in the amount of $2,596.04. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RC	C	C	C	C	Yes	N/A	N/A	No
489564945	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/7/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/7/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $658,570.62 is underdisclosed from calculated Finance Charge of $693,579.30 in the amount of $35,008.68. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
324112563	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/3/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/3/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
215629692	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.63700% is underdisclosed from calculated APR of 6.93351% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $747,397.02 is underdisclosed from calculated Finance Charge of $817,921.22 in the amount of $70,524.20. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
578452968	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/26/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/3/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RTC Error:  Right to Cancel signature date is blank. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.64100% is underdisclosed from calculated APR of 6.91853% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $979,061.38 is underdisclosed from calculated Finance Charge of $1,057,969.27 in the amount of $78,907.89. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
859188951	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $602,759.69 is underdisclosed from calculated Finance Charge of $634,548.68 in the amount of $31,788.99. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
606010739	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/16/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/16/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $710,830.23 is underdisclosed from calculated Finance Charge of $747,701.34 in the amount of $36,871.11. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
409213377	1	ARM	Purchase	Second Home	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/14/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/14/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
520976502	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
110962926	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $738,320.89 is underdisclosed from calculated Finance Charge of $773,256.32 in the amount of $34,935.43. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
649912437	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $762,372.62 is underdisclosed from calculated Finance Charge of $782,184.40 in the amount of $19,811.78. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
286153560	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/22/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/22/2006. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $689,619.12 is underdisclosed from calculated Finance Charge of $725,915.02 in the amount of $36,295.90. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
305340354	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/24/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/15/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $711,631.11 is underdisclosed from calculated Finance Charge of $748,902.25 in the amount of $37,271.14. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
670939389	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,032,450.67 is underdisclosed from calculated Finance Charge of $1,084,768.49 in the amount of $52,317.82. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
770011218	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/1/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/1/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
668844486	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
304171895	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/4/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/4/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.97600% is underdisclosed from calculated APR of 7.40136% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,022,953.26 is underdisclosed from calculated Finance Charge of $1,165,508.52 in the amount of $142,555.26. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
691516791	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/26/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/21/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
175371453	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/28/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/28/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $969,650.17 is underdisclosed from calculated Finance Charge of $1,021,129.51 in the amount of $51,479.34. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
573055371	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/15/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/15/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $619,683.90 is underdisclosed from calculated Finance Charge of $653,551.25 in the amount of $33,867.35. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
638204157	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/30/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/30/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
355454190	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $604,513.37 is underdisclosed from calculated Finance Charge of $637,669.64 in the amount of $33,156.27. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
644993361	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.45800% is underdisclosed from calculated APR of 7.04980% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $765,940.76 is underdisclosed from calculated Finance Charge of $873,046.87 in the amount of $107,106.11. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
752278968	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/23/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/23/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
862298838	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/16/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/16/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $702,596.79 is underdisclosed from calculated Finance Charge of $734,848.03 in the amount of $32,251.24. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
121055823	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
670613715	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/26/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/25/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $560,206.94 is underdisclosed from calculated Finance Charge of $574,827.92 in the amount of $14,620.98. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
175280544	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/26/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/8/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $529,552.54 is underdisclosed from calculated Finance Charge of $542,620.94 in the amount of $13,068.40. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
712099188	1	ARM	Refinance	Primary	CA			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
816842340	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $678,898.41 is underdisclosed from calculated Finance Charge of $690,498.86 in the amount of $11,600.45. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
155611233	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/12/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/12/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,135,567.73 is underdisclosed from calculated Finance Charge of $1,195,997.85 in the amount of $60,430.12. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
328721949	1	ARM	Refinance	Primary	CA		*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/14/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/8/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $328,045.39 is underdisclosed from calculated Finance Charge of $345,402.17 in the amount of $17,356.78. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
365910723	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/6/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/6/2005. - EV2

											Yes	RD	D	D	D	D	Yes	No	No	N/A
985489524	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.56000% is underdisclosed from calculated APR of 7.04768% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,005,917.37 is underdisclosed from calculated Finance Charge of $1,141,799.62 in the amount of $135,882.25. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
779330889	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/21/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/16/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
385010604	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/29/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/29/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
770096718	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/30/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/9/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $666,179.98 is underdisclosed from calculated Finance Charge of $701,461.36 in the amount of $35,281.38. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
421118460	1	ARM	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	No
428550021	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $783,735.89 is underdisclosed from calculated Finance Charge of $818,817.61 in the amount of $35,081.72. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
321071607	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/18/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/18/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $658,755.00 is underdisclosed from calculated Finance Charge of $693,377.15 in the amount of $34,622.15. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
924810933	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/6/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/6/2006. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.08100% is underdisclosed from calculated APR of 7.35761% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $592,190.89 is underdisclosed from calculated Finance Charge of $629,927.35 in the amount of $37,736.46. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
603455163	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/18/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/18/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,061,164.70 is underdisclosed from calculated Finance Charge of $1,088,483.39 in the amount of $27,318.69. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
998118882	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/7/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/7/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $544,058.65 is underdisclosed from calculated Finance Charge of $558,977.19 in the amount of $14,918.54. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
970887141	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/10/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/10/2006. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 4/XX/2006, prior to three (3) business days from transaction date of 4/XX/2006. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
107140752	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.33700% is underdisclosed from calculated APR of 6.63382% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $614,398.93 is underdisclosed from calculated Finance Charge of $664,594.48 in the amount of $50,195.55. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
670952376	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/3/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/3/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $713,805.08 is underdisclosed from calculated Finance Charge of $752,244.03 in the amount of $38,438.95. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
655665678	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/10/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/10/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $711,350.36 is underdisclosed from calculated Finance Charge of $750,062.13 in the amount of $38,711.77. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
826166007	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/24/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/9/2006. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.89800% is underdisclosed from calculated APR of 7.22148% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $766,185.20 is underdisclosed from calculated Finance Charge of $833,724.11 in the amount of $67,538.91. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
637972389	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/15/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/15/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,025,441.66 is underdisclosed from calculated Finance Charge of $1,070,000.25 in the amount of $44,558.59. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
661386827	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/16/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/16/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.56500% is underdisclosed from calculated APR of 6.82180% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $803,762.80 is underdisclosed from calculated Finance Charge of $861,489.70 in the amount of $57,726.90. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (CLEARED) Missing Document: Incomplete loan images/file - EV1

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
972194832	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $748,101.73 is underdisclosed from calculated Finance Charge of $768,467.43 in the amount of $20,365.70. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
414530055	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/8/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/24/2006. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $527,891.54 is underdisclosed from calculated Finance Charge of $560,011.00 in the amount of $32,119.46. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
990395613	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $974,152.94 is underdisclosed from calculated Finance Charge of $999,403.17 in the amount of $25,250.23. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
748896354	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $902,792.71 is underdisclosed from calculated Finance Charge of $918,065.20 in the amount of $15,272.49. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
455839704	1	ARM	Refinance	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
344289366	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/15/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/15/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $384,255.50 is underdisclosed from calculated Finance Charge of $393,955.60 in the amount of $9,700.10. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
111923964	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/16/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/16/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $689,622.49 is underdisclosed from calculated Finance Charge of $732,116.43 in the amount of $42,493.94. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (CLEARED) Missing Document: Incomplete loan images/file - EV1

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
436034276	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $699,063.67 is underdisclosed from calculated Finance Charge of $716,937.67 in the amount of $17,874.00. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
821566611	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/11/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/13/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $472,308.44 is underdisclosed from calculated Finance Charge of $484,300.65 in the amount of $11,992.21. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
402570027	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/21/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/21/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
163189647	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/6/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/6/2003. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
525395079	1	ARM	Purchase	Primary	TX			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/5/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/5/2003. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
332852814	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/25/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/25/2003. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $32,784.12 is underdisclosed from calculated Finance Charge of $34,679.23 in the amount of $1,895.11. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	N/A	N/A	No
573479562	1	ARM	Refinance	Primary	WA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/12/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/12/2002. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
581001417	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/15/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/15/2003. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
474653871	1	ARM	Refinance	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
912851235	1	Fixed	Refinance	Primary	TX			2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $85,499.51 is underdisclosed from calculated Finance Charge of $85,899.76 in the amount of $400.25. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
347848803	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/15/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/12/2003. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
910191897	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/11/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/3/2003. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
765658575	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/14/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/10/2003. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
504320175	1	Fixed	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
961517520	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
478698822	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
164285757	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/14/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/3/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 4/XX/2003, prior to three (3) business days from transaction date of 4/XX/2003. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
389466144	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/5/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/21/2003. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
322386291	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/4/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/8/2003. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
145775079	1	ARM	Refinance	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $133,971.30 is underdisclosed from calculated Finance Charge of $136,074.83 in the amount of $2,103.53. - EV2

*** (CLEARED) Texas Cash-out Borrower Received Copies Of All Documents: Texas Constitution Section 50(a)(6):  Texas Cash-out Loan.   No evidence that borrower(s) received copies of all documents signed at time of closing. - EV1

*** (CLEARED) Texas Cash-out Endorsements: Texas Constitution Section 50(a)(6): Acceptable FNMA title insurance endorsements not obtained for home equity loan.  The loan file does not evidence the Title Policy includes the Texas T-42 endorsement or the T-42.1 endorsement. (The loan is a Texas Section 50 (a)(6) home equity loan.) - EV1

*** (CLEARED) Texas Cash-out Extension of Credit Disclosure: Texas Constitution Section 50(a)(6): Borrower did not receive Notice Concerning Extensions of Credit. - EV1

*** (CLEARED) Texas Cash-out Fair Market Acknowledgment: Texas Constitution Section 50(a)(6): Borrower did not receive written "Acknowledgment of the Fair Market Value" of homestead property securing loan. - EV1

*** (CLEARED) Texas Cash-out FNMA Document Test: Texas Constitution Section 50(a)(6):  Fannie Mae forms not used for closing of home equity loan. - EV1

*** (CLEARED) Texas Cash-out Negative Amortization: Texas Constitution Section 50(a)(6): Mortgage loan contains impermissible negative amortization feature. - EV1

*** (CLEARED) Texas Cash-out Prepayment Penalty: Texas Constitution Section 50(a)(6): Mortgage loan contains an impermissible prepayment penalty. - EV1

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
134691174	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Initial GFE not provided - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
946986066	1	ARM	Refinance	Investment	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/3/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/6/2003. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
254081664	1	ARM	Refinance	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/25/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/5/2003. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
381917700	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
692014293	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/24/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/9/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $79,378.90 is underdisclosed from calculated Finance Charge of $84,104.80 in the amount of $4,725.90. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
431918649	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $586,371.03 is underdisclosed from calculated Finance Charge of $617,199.02 in the amount of $30,827.99. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
515618865	1	ARM	Refinance	Investment	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/17/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/9/2003. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
512592894	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
737050212	1	ARM	Purchase	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
409835754	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
336155508	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/26/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/26/2003. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
724260524	1	ARM	Refinance	Primary	TX		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/29/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/7/2003. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
154523322	1	ARM	Refinance	Primary	WA			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
493741437	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
598219182	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
386522091	1	ARM	Refinance	Investment	TX			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
660530808	1	ARM	Refinance	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $86,174.61 is underdisclosed from calculated Finance Charge of $86,367.75 in the amount of $193.14. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
947044008	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/9/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/13/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $117,871.98 is underdisclosed from calculated Finance Charge of $118,078.94 in the amount of $206.96. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
575126298	1	ARM	Refinance	Investment	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/22/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/22/2004. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
826307865	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/12/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/12/2003. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
524594880	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
486658854	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/8/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/22/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $144,321.47 is underdisclosed from calculated Finance Charge of $148,954.78 in the amount of $4,633.31. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	No
941099763	1	ARM	Purchase	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) HUD Error: Disbursement date is earlier than note date. - EV3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing - EV3

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/14/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/14/2004. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
383734881	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
303231465	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
657517859	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
187269543	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/4/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/4/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
919131948	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
411323265	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
597751650	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/29/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/29/2003. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
304250445	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
860208930	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/5/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/19/2003. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
924312762	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/18/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/18/2003. - EV2

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
478071450	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/1/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/1/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $160,780.13 is underdisclosed from calculated Finance Charge of $161,981.75 in the amount of $1,201.62. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
790059150	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $180,971.79 is underdisclosed from calculated Finance Charge of $181,121.91 in the amount of $150.12. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
377765357	1	ARM	Purchase	Primary	TX			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
536546346	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $250,119.13 is underdisclosed from calculated Finance Charge of $250,199.48 in the amount of $80.35. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
361553085	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/15/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/25/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
267507225	1	ARM	Refinance	Investment	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/22/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/22/2004. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
543450006	1	ARM	Purchase	Primary	TX			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/2/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/2/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $90,465.96 is underdisclosed from calculated Finance Charge of $98,033.96 in the amount of $7,568.00. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
435282282	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
824404770	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/29/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/14/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
901555542	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/9/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/28/2004. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
233192574	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/14/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/14/2003. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
544728726	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
819299880	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/17/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/14/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
342592065	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/22/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/22/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
273585141	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/10/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/10/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $458,283.88 is underdisclosed from calculated Finance Charge of $486,809.13 in the amount of $28,525.25. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
241555203	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: 1003 Initial - Lender's not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/2/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/30/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
267576156	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $197,293.17 is underdisclosed from calculated Finance Charge of $197,636.75 in the amount of $343.58. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
589991418	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/15/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/15/2003. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
925372701	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/17/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/17/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $357,253.63 is underdisclosed from calculated Finance Charge of $370,301.38 in the amount of $13,047.75. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
269501511	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/26/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/4/2004. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
184342473	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/17/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/1/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
215528814	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
502071426	1	ARM	Purchase	Primary	TX			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
443630925	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $209,906.01 is underdisclosed from calculated Finance Charge of $209,994.05 in the amount of $88.04. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
170499330	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/2/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/2/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
528061410	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/11/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/11/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $448,425.34 is underdisclosed from calculated Finance Charge of $472,246.76 in the amount of $23,821.42. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
397500102	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/29/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/15/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.75400% is underdisclosed from calculated APR of 6.08598% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $606,340.73 is underdisclosed from calculated Finance Charge of $664,885.24 in the amount of $58,544.51. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
685927386	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/3/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/3/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $99,837.20 is underdisclosed from calculated Finance Charge of $105,161.00 in the amount of $5,323.80. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
931165902	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: 1003 Initial - Lender's not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/12/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/24/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
164459376	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: 1003 Initial - Lender's not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/2/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/2/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
912948138	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: 1003 Initial - Lender's not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/12/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/12/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
525685788	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/12/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/12/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $255,824.57 is underdisclosed from calculated Finance Charge of $262,425.36 in the amount of $6,600.79. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
218456325	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/7/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/6/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $574,271.79 is underdisclosed from calculated Finance Charge of $609,383.25 in the amount of $35,111.46. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
672856470	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/10/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/3/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
754138107	1	ARM	Refinance	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
140087772	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $446,796.77 is underdisclosed from calculated Finance Charge of $472,765.68 in the amount of $25,968.91. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
966078954	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
436104459	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/15/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/15/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $592,560.65 is underdisclosed from calculated Finance Charge of $606,420.48 in the amount of $13,859.83. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
252164583	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/18/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/18/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $254,579.04 is underdisclosed from calculated Finance Charge of $261,745.06 in the amount of $7,166.02. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	No
935891689	1	ARM	Refinance	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Security Instrument Error: Notary Date  was not provided - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/30/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/29/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RC	C	C	C	C	Yes	No	No	No
110053836	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
596965437	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/18/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/8/2004. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
158617798	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/17/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/17/2004. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $231,461.58 is underdisclosed from calculated Finance Charge of $237,442.36 in the amount of $5,980.78. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
266290443	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $384,770.90 is underdisclosed from calculated Finance Charge of $395,652.01 in the amount of $10,881.11. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
900615048	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $457,570.96 is underdisclosed from calculated Finance Charge of $468,136.72 in the amount of $10,565.76. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
995344659	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/6/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/6/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $240,063.24 is underdisclosed from calculated Finance Charge of $247,924.07 in the amount of $7,860.83. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
405572022	1	ARM	Purchase	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/22/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/22/2004. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
556785755	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/8/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/8/2005. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
857404737	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Rider - 1-4 Family not provided - EV3 *** (OPEN) Missing Document: Rider - ARM not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/19/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/19/2004. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
791537670	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/25/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $481,321.98 is underdisclosed from calculated Finance Charge of $484,449.59 in the amount of $3,127.61. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
463387149	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/25/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/1/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
903999096	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: 1003 Initial - Lender's not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/23/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/10/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on  2/XX/2005, prior to three (3) business days from transaction date of 1/XX/2005. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
264218517	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/27/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $537,605.45 is underdisclosed from calculated Finance Charge of $560,456.97 in the amount of $22,851.52. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
102316581	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: 1003 Initial - Lender's not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/18/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/13/2004. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $228,995.75 is underdisclosed from calculated Finance Charge of $229,193.82 in the amount of $198.07. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
152305542	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/11/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/15/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
330852816	1	ARM	Refinance	Investment	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
113288598	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/27/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/13/2004. - EV2

											Yes	RD	D	D	D	D	Yes	No	No	N/A
389015595	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $590,712.62 is underdisclosed from calculated Finance Charge of $632,704.34 in the amount of $41,991.72. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
276364359	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: 1003 Initial - Lender's not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/11/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/11/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
613053333	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/8/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/21/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RTC Error:  Right to Cancel signature date is blank. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $431,900.54 is underdisclosed from calculated Finance Charge of $454,406.17 in the amount of $22,505.63. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
634777587	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/18/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/24/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.30200% is underdisclosed from calculated APR of 5.57867% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $549,161.18 is underdisclosed from calculated Finance Charge of $594,464.13 in the amount of $45,302.95. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
969590439	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $453,598.15 is underdisclosed from calculated Finance Charge of $502,591.69 in the amount of $48,993.54. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
884025090	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $325,063.93 is underdisclosed from calculated Finance Charge of $337,311.64 in the amount of $12,247.71. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
703801494	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
107771121	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/11/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/11/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
916365862	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/18/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/18/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $474,131.26 is underdisclosed from calculated Finance Charge of $488,358.65 in the amount of $14,227.39. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
133929936	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $584,746.06 is underdisclosed from calculated Finance Charge of $625,548.60 in the amount of $40,802.54. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
123223653	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
985007007	1	ARM	Refinance	Second Home	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
510548940	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/28/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $441,263.07 is underdisclosed from calculated Finance Charge of $466,001.82 in the amount of $24,738.75. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
267440292	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/5/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/21/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.55800% is underdisclosed from calculated APR of 5.88226% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $802,225.76 is underdisclosed from calculated Finance Charge of $877,657.72 in the amount of $75,431.96. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
947295756	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $436,947.15 is underdisclosed from calculated Finance Charge of $455,321.63 in the amount of $18,374.48. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
976699323	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/27/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/27/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $512,002.47 is underdisclosed from calculated Finance Charge of $544,346.89 in the amount of $32,344.42. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
147427425	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/24/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/24/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $492,140.67 is underdisclosed from calculated Finance Charge of $511,865.06 in the amount of $19,724.39. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
498875625	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
909992097	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
850193955	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $485,533.01 is underdisclosed from calculated Finance Charge of $508,699.74 in the amount of $23,166.73. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
242579178	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $589,754.58 is underdisclosed from calculated Finance Charge of $617,658.32 in the amount of $27,903.74. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
450486063	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/6/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/6/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.10900% is underdisclosed from calculated APR of 6.58857% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $104,377.19 is underdisclosed from calculated Finance Charge of $114,602.34 in the amount of $10,225.15. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
475904619	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/9/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
234321444	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $543,048.67 is underdisclosed from calculated Finance Charge of $557,397.52 in the amount of $14,348.85. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
863067069	1	ARM	Refinance	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/27/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/27/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $118,952.55 is underdisclosed from calculated Finance Charge of $124,585.56 in the amount of $5,633.01. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 6/XX/2005, prior to three (3) business days from transaction date of 6/XX/2005. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
540838606	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/24/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/5/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RTC Error:  Right to Cancel signature date is blank. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.63600% is underdisclosed from calculated APR of 5.97728% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $215,339.64 is underdisclosed from calculated Finance Charge of $236,013.98 in the amount of $20,674.34. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
227327445	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $444,099.32 is underdisclosed from calculated Finance Charge of $475,279.24 in the amount of $31,179.92. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
443322234	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $743,865.00 is underdisclosed from calculated Finance Charge of $783,061.33 in the amount of $39,196.33. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
616949433	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $479,228.23 is underdisclosed from calculated Finance Charge of $508,339.45 in the amount of $29,111.22. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
206037756	1	ARM	Purchase	Primary	WA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/26/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/26/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $127,389.90 is underdisclosed from calculated Finance Charge of $141,299.40 in the amount of $13,909.50. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
105943950	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $688,265.90 is underdisclosed from calculated Finance Charge of $702,769.35 in the amount of $14,503.45. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
634500864	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.47700% is underdisclosed from calculated APR of 5.75330% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $825,156.80 is underdisclosed from calculated Finance Charge of $891,713.61 in the amount of $66,556.81. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
493528977	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $612,430.00 is underdisclosed from calculated Finance Charge of $645,360.41 in the amount of $32,930.41. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
448706844	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/3/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/3/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.76500% is underdisclosed from calculated APR of 6.04932% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $504,493.51 is underdisclosed from calculated Finance Charge of $548,399.18 in the amount of $43,905.67. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
228249142	1	ARM	Refinance	Primary	WA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/28/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $192,558.24 is underdisclosed from calculated Finance Charge of $218,785.77 in the amount of $26,227.53. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
935288775	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.85100% is underdisclosed from calculated APR of 6.17371% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $359,630.73 is underdisclosed from calculated Finance Charge of $393,860.47 in the amount of $34,229.74. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
153856989	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/18/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
604228167	1	ARM	Refinance	Primary	WA			2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/26/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/17/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.86900% is overdisclosed from calculated APR of 6.08713% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $329,473.20 is underdisclosed from calculated Finance Charge of $350,131.80 in the amount of $20,658.60. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
877767354	1	ARM	Refinance	Primary	WA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/3/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/3/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $521,079.51 is underdisclosed from calculated Finance Charge of $577,667.86 in the amount of $56,588.35. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
823502673	1	ARM	Refinance	Primary	WA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/19/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/12/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $364,954.81 is underdisclosed from calculated Finance Charge of $418,431.20 in the amount of $53,476.39. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
627063309	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/30/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/30/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $327,358.74 is underdisclosed from calculated Finance Charge of $347,676.48 in the amount of $20,317.74. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
371611017	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.97400% is underdisclosed from calculated APR of 6.30140% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $507,950.29 is underdisclosed from calculated Finance Charge of $556,742.36 in the amount of $48,792.07. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 7/XX/2005, prior to three (3) business days from transaction date of 7/XX/2005. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
794604600	1	ARM	Purchase	Primary	TX		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/17/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/22/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
586187226	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/1/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/1/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $405,766.79 is underdisclosed from calculated Finance Charge of $421,109.19 in the amount of $15,342.40. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
670992336	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $377,265.83 is underdisclosed from calculated Finance Charge of $390,390.80 in the amount of $13,124.97. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
548170281	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/17/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/17/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $486,076.44 is underdisclosed from calculated Finance Charge of $501,094.19 in the amount of $15,017.75. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
250405344	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/6/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/6/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
295465239	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
551937510	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/18/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/18/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $236,311.88 is underdisclosed from calculated Finance Charge of $243,778.83 in the amount of $7,466.95. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
465901632	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/7/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/7/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
566558874	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/19/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/19/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
428523048	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
566891541	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $373,489.67 is underdisclosed from calculated Finance Charge of $397,540.48 in the amount of $24,050.81. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
711938349	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 4.98500% is underdisclosed from calculated APR of 5.29397% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $443,845.13 is underdisclosed from calculated Finance Charge of $445,200.35 in the amount of $1,355.22. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
159029811	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/31/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/31/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $495,360.15 is underdisclosed from calculated Finance Charge of $495,538.51 in the amount of $178.36. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
615739644	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/3/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/3/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $642,306.01 is underdisclosed from calculated Finance Charge of $658,997.99 in the amount of $16,691.98. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
714048110	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $459,041.65 is underdisclosed from calculated Finance Charge of $487,902.11 in the amount of $28,860.46. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
551146302	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/6/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.34100% is underdisclosed from calculated APR of 6.04280% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $418,243.78 is underdisclosed from calculated Finance Charge of $509,674.92 in the amount of $91,431.14. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
576070353	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/2/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/2/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $526,075.87 is underdisclosed from calculated Finance Charge of $558,474.63 in the amount of $32,398.76. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
255753990	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $435,811.46 is underdisclosed from calculated Finance Charge of $448,359.86 in the amount of $12,548.40. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
228288892	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
597658634	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/1/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/1/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.52000% is underdisclosed from calculated APR of 5.82384% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $464,583.98 is underdisclosed from calculated Finance Charge of $491,226.77 in the amount of $26,642.79. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
660046293	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/15/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/11/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $491,672.98 is underdisclosed from calculated Finance Charge of $507,975.76 in the amount of $16,302.78. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
355839804	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/18/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/1/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $352,129.89 is underdisclosed from calculated Finance Charge of $372,763.76 in the amount of $20,633.87. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
674564760	1	ARM	Purchase	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/25/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
166191642	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/16/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $254,766.21 is underdisclosed from calculated Finance Charge of $265,774.89 in the amount of $11,008.68. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	No
923456992	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/21/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/29/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
979691328	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/23/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/2/2005. - EV2

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
466723809	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/20/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/16/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RTC Error:  Right to Cancel signature date is blank. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $422,129.57 is underdisclosed from calculated Finance Charge of $443,640.15 in the amount of $21,510.58. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
460982556	1	ARM	Refinance	Second Home	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $339,443.25 is underdisclosed from calculated Finance Charge of $355,754.40 in the amount of $16,311.15. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
869107023	1	ARM	Refinance	Investment	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/6/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/6/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
968400630	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $804,061.84 is underdisclosed from calculated Finance Charge of $848,168.43 in the amount of $44,106.59. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
700281018	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/29/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
135095769	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/8/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/8/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $569,532.89 is underdisclosed from calculated Finance Charge of $592,131.71 in the amount of $22,598.82. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
749100248	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/17/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/10/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
951853194	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/26/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/10/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
751670577	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/4/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/4/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $190,015.21 is underdisclosed from calculated Finance Charge of $198,466.75 in the amount of $8,451.54. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
915020064	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/14/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/4/2005. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
478177344	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/30/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
509825664	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
511947540	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
976594428	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/17/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/17/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $761,947.48 is underdisclosed from calculated Finance Charge of $795,885.95 in the amount of $33,938.47. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
907537059	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/14/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/4/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $457,699.79 is underdisclosed from calculated Finance Charge of $488,600.73 in the amount of $30,900.94. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
186698115	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/22/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $628,335.44 is underdisclosed from calculated Finance Charge of $671,883.49 in the amount of $43,548.05. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
740188071	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/21/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/20/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $592,731.43 is underdisclosed from calculated Finance Charge of $620,426.51 in the amount of $27,695.08. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
424378197	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $561,974.39 is underdisclosed from calculated Finance Charge of $603,207.79 in the amount of $41,233.40. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
343161495	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.79400% is underdisclosed from calculated APR of 6.08024% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $483,927.90 is underdisclosed from calculated Finance Charge of $519,184.11 in the amount of $35,256.21. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
501364134	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.15400% is underdisclosed from calculated APR of 5.47932% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $475,741.02 is underdisclosed from calculated Finance Charge of $506,942.66 in the amount of $31,201.64. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
151651197	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/12/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $459,848.94 is underdisclosed from calculated Finance Charge of $481,500.00 in the amount of $21,651.06. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
507524967	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/26/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/26/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $519,433.27 is underdisclosed from calculated Finance Charge of $543,237.95 in the amount of $23,804.68. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
514253232	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/14/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/14/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $397,158.57 is underdisclosed from calculated Finance Charge of $424,420.56 in the amount of $27,261.99. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
986718294	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
477854667	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/13/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/30/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.34500% is underdisclosed from calculated APR of 5.66936% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $460,494.63 is underdisclosed from calculated Finance Charge of $504,229.09 in the amount of $43,734.46. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
939191868	1	ARM	Purchase	Second Home	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.53000% is underdisclosed from calculated APR of 5.78145% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $461,357.24 is underdisclosed from calculated Finance Charge of $493,654.27 in the amount of $32,297.03. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
119330550	1	ARM	Purchase	Primary	CA			2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/1/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/1/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $589,048.21 is underdisclosed from calculated Finance Charge of $612,119.00 in the amount of $23,070.79. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
220936842	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/11/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/22/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
611524863	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/26/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/19/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $632,235.26 is underdisclosed from calculated Finance Charge of $656,831.68 in the amount of $24,596.42. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
598233168	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/26/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/16/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $545,896.26 is underdisclosed from calculated Finance Charge of $584,249.33 in the amount of $38,353.07. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
343788867	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/21/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $513,987.91 is underdisclosed from calculated Finance Charge of $532,493.19 in the amount of $18,505.28. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
254903841	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/2/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $793,318.37 is underdisclosed from calculated Finance Charge of $793,685.22 in the amount of $366.85. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
535942521	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/9/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/4/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $525,388.55 is underdisclosed from calculated Finance Charge of $542,291.24 in the amount of $16,902.69. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
796014189	1	ARM	Refinance	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/4/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/4/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $155,762.86 is underdisclosed from calculated Finance Charge of $178,296.49 in the amount of $22,533.63. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
809056134	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/19/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/21/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $287,578.79 is underdisclosed from calculated Finance Charge of $298,103.13 in the amount of $10,524.34. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
832059546	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/11/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/11/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $392,922.61 is underdisclosed from calculated Finance Charge of $406,933.40 in the amount of $14,010.79. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
787780431	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/7/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.73400% is underdisclosed from calculated APR of 6.06041% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $616,564.80 is underdisclosed from calculated Finance Charge of $674,794.14 in the amount of $58,229.34. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
506473823	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.83300% is underdisclosed from calculated APR of 6.15654% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $566,339.57 is underdisclosed from calculated Finance Charge of $620,181.43 in the amount of $53,841.86. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
509469504	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/13/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/13/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $476,710.28 is underdisclosed from calculated Finance Charge of $507,585.29 in the amount of $30,875.01. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
895230873	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
742390872	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/11/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/30/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $539,444.28 is underdisclosed from calculated Finance Charge of $578,743.43 in the amount of $39,299.15. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
548934516	1	ARM	Refinance	Primary	TX			2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $330,226.15 is underdisclosed from calculated Finance Charge of $330,432.38 in the amount of $206.23. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
692916390	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/6/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/17/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
619112268	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/24/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/12/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $476,921.24 is underdisclosed from calculated Finance Charge of $490,107.30 in the amount of $13,186.06. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
830465278	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $533,778.77 is underdisclosed from calculated Finance Charge of $566,229.06 in the amount of $32,450.29. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
789199011	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/30/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/15/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $589,265.68 is underdisclosed from calculated Finance Charge of $626,056.06 in the amount of $36,790.38. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
349491831	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
654645699	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $644,044.24 is underdisclosed from calculated Finance Charge of $674,128.50 in the amount of $30,084.26. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
210152637	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/12/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/6/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.95100% is underdisclosed from calculated APR of 6.20995% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $905,593.13 is underdisclosed from calculated Finance Charge of $970,786.14 in the amount of $65,193.01. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
343420236	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/30/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/14/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $514,490.99 is underdisclosed from calculated Finance Charge of $540,928.69 in the amount of $26,437.70. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
194851953	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/7/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/3/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $288,627.08 is underdisclosed from calculated Finance Charge of $303,280.35 in the amount of $14,653.27. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
749653596	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/5/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/1/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $487,803.14 is underdisclosed from calculated Finance Charge of $513,527.10 in the amount of $25,723.96. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
375134490	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $272,918.17 is underdisclosed from calculated Finance Charge of $285,022.35 in the amount of $12,104.18. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
834678486	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $370,554.53 is underdisclosed from calculated Finance Charge of $386,825.03 in the amount of $16,270.50. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
770205024	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/8/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/1/2005. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
985643370	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/14/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $261,098.03 is underdisclosed from calculated Finance Charge of $278,352.48 in the amount of $17,254.45. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
810293895	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/14/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/18/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.16500% is underdisclosed from calculated APR of 6.47522% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $396,376.44 is underdisclosed from calculated Finance Charge of $419,300.81 in the amount of $22,924.37. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
284589695	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/21/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/13/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $393,215.45 is underdisclosed from calculated Finance Charge of $411,776.95 in the amount of $18,561.50. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
779743424	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/2/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/6/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $191,438.09 is underdisclosed from calculated Finance Charge of $201,538.44 in the amount of $10,100.35. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
401621976	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/8/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/6/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $786,285.72 is underdisclosed from calculated Finance Charge of $823,816.12 in the amount of $37,530.40. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
231164604	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/9/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/9/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $822,373.37 is underdisclosed from calculated Finance Charge of $862,670.56 in the amount of $40,297.19. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
828970200	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.21100% is underdisclosed from calculated APR of 6.52266% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $346,660.01 is underdisclosed from calculated Finance Charge of $378,638.63 in the amount of $31,978.62. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
468913617	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/12/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/14/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $597,836.82 is underdisclosed from calculated Finance Charge of $629,543.01 in the amount of $31,706.19. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
838273887	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/15/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
726019254	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/16/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/16/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
346087566	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/2/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/2/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
244374977	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/13/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $766,028.36 is underdisclosed from calculated Finance Charge of $802,370.17 in the amount of $36,341.81. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
833125041	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/14/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/14/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $793,574.69 is underdisclosed from calculated Finance Charge of $831,398.23 in the amount of $37,823.54. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
711762525	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/16/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/16/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $188,271.96 is underdisclosed from calculated Finance Charge of $197,129.00 in the amount of $8,857.04. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
714359925	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,207,911.45 is underdisclosed from calculated Finance Charge of $1,209,560.16 in the amount of $1,648.71. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
357522120	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $408,679.47 is underdisclosed from calculated Finance Charge of $425,742.82 in the amount of $17,063.35. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
499785714	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/20/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/14/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
748124127	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/15/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/14/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $669,793.04 is underdisclosed from calculated Finance Charge of $701,294.95 in the amount of $31,501.91. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
591511999	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/24/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/24/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
475546977	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/18/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/8/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $647,710.88 is underdisclosed from calculated Finance Charge of $678,609.57 in the amount of $30,898.69. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
239395365	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $318,508.19 is underdisclosed from calculated Finance Charge of $333,805.37 in the amount of $15,297.18. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
327513284	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/8/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/8/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $328,007.53 is underdisclosed from calculated Finance Charge of $344,072.00 in the amount of $16,064.47. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
519716763	1	ARM	Purchase	Primary	CA			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
357507135	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/14/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/2/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $399,978.17 is underdisclosed from calculated Finance Charge of $419,253.31 in the amount of $19,275.14. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
817738443	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/21/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/21/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $568,280.83 is underdisclosed from calculated Finance Charge of $595,726.22 in the amount of $27,445.39. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
750457791	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/21/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/21/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.15400% is underdisclosed from calculated APR of 6.59723% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $458,229.39 is underdisclosed from calculated Finance Charge of $518,365.35 in the amount of $60,135.96. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
489018492	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $561,350.04 is underdisclosed from calculated Finance Charge of $588,408.39 in the amount of $27,058.35. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
196984818	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/15/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/15/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $588,112.35 is underdisclosed from calculated Finance Charge of $614,777.43 in the amount of $26,665.08. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
943796259	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/19/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/5/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $276,145.16 is underdisclosed from calculated Finance Charge of $290,168.76 in the amount of $14,023.60. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
199404396	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/31/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/28/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.51000% is underdisclosed from calculated APR of 5.79737% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $566,224.34 is underdisclosed from calculated Finance Charge of $601,676.07 in the amount of $35,451.73. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
640232127	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/22/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $796,574.39 is underdisclosed from calculated Finance Charge of $825,417.51 in the amount of $28,843.12. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
223664112	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/23/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/23/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $532,521.36 is underdisclosed from calculated Finance Charge of $556,905.57 in the amount of $24,384.21. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
931286781	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $436,129.07 is underdisclosed from calculated Finance Charge of $446,981.24 in the amount of $10,852.17. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
218797983	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/18/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/18/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.17000% is underdisclosed from calculated APR of 6.44725% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $283,555.35 is underdisclosed from calculated Finance Charge of $306,193.90 in the amount of $22,638.55. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 8/XX/2005, prior to three (3) business days from transaction date of  8/XX/2005. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
997411590	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
597450951	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/27/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/27/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.32900% is underdisclosed from calculated APR of 6.59134% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $480,041.05 is underdisclosed from calculated Finance Charge of $516,720.21 in the amount of $36,679.16. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
456371083	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/26/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/26/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $283,965.50 is underdisclosed from calculated Finance Charge of $297,113.13 in the amount of $13,147.63. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
375611013	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/30/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/30/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $220,780.20 is underdisclosed from calculated Finance Charge of $231,537.71 in the amount of $10,757.51. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
415707876	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/9/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/9/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $454,177.65 is underdisclosed from calculated Finance Charge of $477,103.19 in the amount of $22,925.54. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
866735397	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/5/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $634,202.23 is underdisclosed from calculated Finance Charge of $660,978.00 in the amount of $26,775.77. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
323182494	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $295,294.52 is underdisclosed from calculated Finance Charge of $310,084.45 in the amount of $14,789.93. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
523016460	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/29/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/29/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $251,948.58 is underdisclosed from calculated Finance Charge of $264,123.90 in the amount of $12,175.32. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
287773938	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/9/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/27/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.16800% is underdisclosed from calculated APR of 6.43449% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $376,092.73 is underdisclosed from calculated Finance Charge of $405,686.07 in the amount of $29,593.34. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
270530199	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/27/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/27/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $514,953.89 is underdisclosed from calculated Finance Charge of $515,303.82 in the amount of $349.93. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
246701105	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $400,272.85 is underdisclosed from calculated Finance Charge of $418,720.35 in the amount of $18,447.50. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
488770740	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/22/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
795428775	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.48100% is underdisclosed from calculated APR of 5.75643% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $577,612.46 is underdisclosed from calculated Finance Charge of $624,558.48 in the amount of $46,946.02. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
489129381	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/6/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/6/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.11300% is underdisclosed from calculated APR of 6.38971% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $889,937.32 is underdisclosed from calculated Finance Charge of $961,411.89 in the amount of $71,474.57. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
264810924	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/12/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/12/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
238762998	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/11/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/8/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $269,289.35 is underdisclosed from calculated Finance Charge of $283,918.71 in the amount of $14,629.36. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	No
437755806	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/11/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/11/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $620,246.58 is underdisclosed from calculated Finance Charge of $650,402.38 in the amount of $30,155.80. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
777455766	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/6/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/6/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $544,382.52 is underdisclosed from calculated Finance Charge of $570,494.44 in the amount of $26,111.92. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
786427785	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.47000% is underdisclosed from calculated APR of 5.74416% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $514,159.27 is underdisclosed from calculated Finance Charge of $554,643.75 in the amount of $40,484.48. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
701213085	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/8/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/8/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.21500% is underdisclosed from calculated APR of 6.49492% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $328,633.66 is underdisclosed from calculated Finance Charge of $354,400.26 in the amount of $25,766.60. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
324322177	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/15/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/15/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $284,114.73 is underdisclosed from calculated Finance Charge of $287,935.90 in the amount of $3,821.17. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
664146189	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/24/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.17100% is underdisclosed from calculated APR of 6.47520% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $337,845.10 is underdisclosed from calculated Finance Charge of $365,636.12 in the amount of $27,791.02. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
521364114	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/29/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/23/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $381,067.57 is underdisclosed from calculated Finance Charge of $398,905.23 in the amount of $17,837.66. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
422825751	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/11/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/11/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $584,507.74 is underdisclosed from calculated Finance Charge of $611,401.15 in the amount of $26,893.41. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
756173070	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/3/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/21/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $564,881.75 is underdisclosed from calculated Finance Charge of $594,662.23 in the amount of $29,780.48. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
602645751	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/19/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/19/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $416,823.98 is underdisclosed from calculated Finance Charge of $439,064.09 in the amount of $22,240.11. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
191589219	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/15/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/12/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $850,989.15 is underdisclosed from calculated Finance Charge of $889,732.37 in the amount of $38,743.22. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
671858469	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/6/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/6/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $637,070.72 is underdisclosed from calculated Finance Charge of $649,915.37 in the amount of $12,844.65. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
523447029	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/15/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/15/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $147,100.39 is underdisclosed from calculated Finance Charge of $154,817.11 in the amount of $7,716.72. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
987299909	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $787,683.09 is underdisclosed from calculated Finance Charge of $830,752.86 in the amount of $43,069.77. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
745561692	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $272,340.21 is underdisclosed from calculated Finance Charge of $287,017.72 in the amount of $14,677.51. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
208114677	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $433,333.15 is underdisclosed from calculated Finance Charge of $456,108.21 in the amount of $22,775.06. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
563248188	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
595421982	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/16/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/16/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
927511560	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $622,390.12 is underdisclosed from calculated Finance Charge of $651,646.97 in the amount of $29,256.85. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
137710152	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/4/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/7/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $389,944.81 is underdisclosed from calculated Finance Charge of $411,080.68 in the amount of $21,135.87. - EV2

*** (CLEARED) Missing Final HUD-1 - EV1

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
484834680	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $320,603.91 is underdisclosed from calculated Finance Charge of $337,544.40 in the amount of $16,940.49. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
794135070	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/8/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
504185310	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $415,886.20 is underdisclosed from calculated Finance Charge of $438,461.64 in the amount of $22,575.44. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
632197170	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/25/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $609,184.34 is underdisclosed from calculated Finance Charge of $643,317.91 in the amount of $34,133.57. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
940902156	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/31/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/31/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $494,839.96 is underdisclosed from calculated Finance Charge of $525,568.34 in the amount of $30,728.38. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
189086724	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $357,384.35 is underdisclosed from calculated Finance Charge of $375,169.91 in the amount of $17,785.56. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
489211817	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/12/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/26/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.07400% is underdisclosed from calculated APR of 6.33335% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $652,140.67 is underdisclosed from calculated Finance Charge of $701,327.25 in the amount of $49,186.58. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
408178413	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/18/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/11/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $385,682.33 is underdisclosed from calculated Finance Charge of $396,799.28 in the amount of $11,116.95. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
969906123	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/26/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/26/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $285,341.81 is underdisclosed from calculated Finance Charge of $299,902.47 in the amount of $14,560.66. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
373016610	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/12/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/12/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $623,195.05 is underdisclosed from calculated Finance Charge of $652,017.72 in the amount of $28,822.67. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
309153537	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $588,942.65 is underdisclosed from calculated Finance Charge of $619,969.62 in the amount of $31,026.97. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
365390006	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $497,987.43 is underdisclosed from calculated Finance Charge of $524,740.75 in the amount of $26,753.32. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
524580894	1	ARM	Refinance	Primary	CA			3

*** (OPEN) HUD Error: Disbursement date is earlier than note date. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/24/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/24/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $500,487.15 is underdisclosed from calculated Finance Charge of $516,750.78 in the amount of $16,263.63. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RC	C	C	C	C	Yes	No	No	N/A
262322415	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/8/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/8/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.31000% is underdisclosed from calculated APR of 6.65929% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $720,822.24 is underdisclosed from calculated Finance Charge of $794,088.07 in the amount of $73,265.83. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
379729890	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/17/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/17/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $590,556.62 is underdisclosed from calculated Finance Charge of $621,846.08 in the amount of $31,289.46. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
420793785	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $671,146.16 is underdisclosed from calculated Finance Charge of $685,072.65 in the amount of $13,926.49. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 8/XX/2005, prior to three (3) business days from transaction date of  9/XX/2005. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RC	C	C	C	C	Yes	No	No	N/A
781650567	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/27/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/27/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $555,090.75 is underdisclosed from calculated Finance Charge of $584,876.20 in the amount of $29,785.45. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
906727365	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $949,382.36 is underdisclosed from calculated Finance Charge of $1,002,385.47 in the amount of $53,003.11. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
707123169	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/26/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/26/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $349,823.40 is underdisclosed from calculated Finance Charge of $368,293.71 in the amount of $18,470.31. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
510983505	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $752,647.67 is underdisclosed from calculated Finance Charge of $793,493.74 in the amount of $40,846.07. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
843759396	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/8/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/8/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.67800% is underdisclosed from calculated APR of 5.94896% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $496,505.86 is underdisclosed from calculated Finance Charge of $530,963.08 in the amount of $34,457.22. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
916611471	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/24/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/22/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $695,679.95 is underdisclosed from calculated Finance Charge of $727,714.80 in the amount of $32,034.85. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
881864253	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/24/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/15/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $570,309.10 is underdisclosed from calculated Finance Charge of $601,423.47 in the amount of $31,114.37. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
990084924	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/19/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/19/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $819,799.23 is underdisclosed from calculated Finance Charge of $862,183.50 in the amount of $42,384.27. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
473452074	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/29/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/6/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $607,758.80 is underdisclosed from calculated Finance Charge of $635,202.44 in the amount of $27,443.64. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
460492047	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/6/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/27/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $353,333.78 is underdisclosed from calculated Finance Charge of $368,925.82 in the amount of $15,592.04. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
316766916	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/19/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/24/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $348,772.02 is underdisclosed from calculated Finance Charge of $367,472.05 in the amount of $18,700.03. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
422169408	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.56700% is underdisclosed from calculated APR of 5.83384% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $739,778.43 is underdisclosed from calculated Finance Charge of $797,745.59 in the amount of $57,967.16. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
450817731	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $741,736.91 is underdisclosed from calculated Finance Charge of $781,783.30 in the amount of $40,046.39. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
140629591	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
826078095	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/26/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/21/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $648,251.28 is underdisclosed from calculated Finance Charge of $681,069.22 in the amount of $32,817.94. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
710416872	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.80800% is underdisclosed from calculated APR of 6.13267% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $759,766.34 is underdisclosed from calculated Finance Charge of $807,576.48 in the amount of $47,810.14. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
434201364	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
788157054	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Security Instrument Error: Notary Date  was not provided - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RC	C	C	C	C	Yes	No	No	N/A
422486091	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $743,367.34 is underdisclosed from calculated Finance Charge of $785,235.56 in the amount of $41,868.22. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
547753698	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.61700% is underdisclosed from calculated APR of 5.88154% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $619,569.74 is underdisclosed from calculated Finance Charge of $668,126.49 in the amount of $48,556.75. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
151609239	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/5/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/5/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
993074931	1	ARM	Purchase	Primary	TX			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/31/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/28/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $132,377.47 is underdisclosed from calculated Finance Charge of $139,426.33 in the amount of $7,048.86. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
287711001	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/8/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/8/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $626,662.54 is underdisclosed from calculated Finance Charge of $627,772.03 in the amount of $1,109.49. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
213714988	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
751667580	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/1/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/1/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
627432939	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
815330853	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/26/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/26/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $573,111.67 is underdisclosed from calculated Finance Charge of $590,391.67 in the amount of $17,280.00. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
701718579	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/21/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/16/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $723,511.40 is underdisclosed from calculated Finance Charge of $759,608.95 in the amount of $36,097.55. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
228864906	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/26/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/17/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
567169263	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/17/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/17/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $680,163.38 is underdisclosed from calculated Finance Charge of $715,199.08 in the amount of $35,035.70. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
698112189	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
732017250	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/18/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/3/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $461,645.43 is underdisclosed from calculated Finance Charge of $486,041.73 in the amount of $24,396.30. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
647445883	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $537,284.89 is underdisclosed from calculated Finance Charge of $565,993.04 in the amount of $28,708.15. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
755114130	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/11/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $662,586.98 is underdisclosed from calculated Finance Charge of $697,587.64 in the amount of $35,000.66. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
697244058	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $678,380.01 is underdisclosed from calculated Finance Charge of $715,216.58 in the amount of $36,836.57. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
760810428	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/16/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/16/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.72900% is underdisclosed from calculated APR of 6.13282% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $507,918.80 is underdisclosed from calculated Finance Charge of $555,357.48 in the amount of $47,438.68. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
529682787	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $321,106.82 is underdisclosed from calculated Finance Charge of $336,652.79 in the amount of $15,545.97. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
524423184	1	ARM	Refinance	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
279705015	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/26/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/26/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $547,958.05 is underdisclosed from calculated Finance Charge of $578,552.64 in the amount of $30,594.59. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
447113439	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/9/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.70200% is underdisclosed from calculated APR of 6.04582% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $555,054.55 is underdisclosed from calculated Finance Charge of $611,926.48 in the amount of $56,871.93. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
437884677	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.69800% is underdisclosed from calculated APR of 5.97858% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $551,721.28 is underdisclosed from calculated Finance Charge of $596,468.11 in the amount of $44,746.83. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
908404412	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/16/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/16/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $646,077.70 is underdisclosed from calculated Finance Charge of $680,259.21 in the amount of $34,181.51. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
334843821	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $672,006.12 is underdisclosed from calculated Finance Charge of $707,862.53 in the amount of $35,856.41. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
760541989	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $852,035.27 is underdisclosed from calculated Finance Charge of $852,249.25 in the amount of $213.98. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
393923682	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/3/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/7/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.21900% is underdisclosed from calculated APR of 6.49580% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $663,067.48 is underdisclosed from calculated Finance Charge of $715,129.58 in the amount of $52,062.10. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
273064662	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/13/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/13/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $793,119.57 is underdisclosed from calculated Finance Charge of $835,923.69 in the amount of $42,804.12. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
917697384	1	ARM	Refinance	Primary	CA			2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $678,753.83 is underdisclosed from calculated Finance Charge of $679,136.09 in the amount of $382.26. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
486441072	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/8/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/8/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $846,711.40 is underdisclosed from calculated Finance Charge of $891,370.91 in the amount of $44,659.51. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
670619709	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/7/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/29/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
600599799	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/6/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/6/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $777,031.21 is underdisclosed from calculated Finance Charge of $818,697.87 in the amount of $41,666.66. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
765259974	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/23/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/23/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $642,056.56 is underdisclosed from calculated Finance Charge of $656,665.27 in the amount of $14,608.71. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
183604212	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/16/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/13/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $542,756.52 is underdisclosed from calculated Finance Charge of $572,066.46 in the amount of $29,309.94. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
970448580	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/21/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/21/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
190838970	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/30/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/30/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $748,174.85 is underdisclosed from calculated Finance Charge of $773,795.99 in the amount of $25,621.14. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
223765031	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
463554981	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/8/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/8/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $636,790.70 is underdisclosed from calculated Finance Charge of $670,642.01 in the amount of $33,851.31. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
145324530	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $726,374.83 is underdisclosed from calculated Finance Charge of $802,683.77 in the amount of $76,308.94. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
298526175	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.29600% is underdisclosed from calculated APR of 6.55052% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $635,778.96 is underdisclosed from calculated Finance Charge of $680,509.28 in the amount of $44,730.32. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
437361201	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/1/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/1/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $689,192.11 is underdisclosed from calculated Finance Charge of $707,974.54 in the amount of $18,782.43. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
667098234	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $666,721.31 is underdisclosed from calculated Finance Charge of $666,836.35 in the amount of $115.04. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
245340414	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/1/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/13/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.29400% is underdisclosed from calculated APR of 6.66106% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $684,638.30 is underdisclosed from calculated Finance Charge of $753,425.78 in the amount of $68,787.48. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
757274967	1	ARM	Purchase	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/13/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/9/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
539242218	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
990639369	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/8/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.30400% is underdisclosed from calculated APR of 6.58127% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $603,985.39 is underdisclosed from calculated Finance Charge of $651,114.17 in the amount of $47,128.78. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
183903912	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/18/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/12/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $724,388.78 is underdisclosed from calculated Finance Charge of $757,770.74 in the amount of $33,381.96. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
416737845	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $535,613.44 is underdisclosed from calculated Finance Charge of $561,255.01 in the amount of $25,641.57. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
278362359	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/27/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/27/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
784793421	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/24/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/19/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $592,862.07 is underdisclosed from calculated Finance Charge of $622,636.93 in the amount of $29,774.86. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
923924151	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $628,518.46 is underdisclosed from calculated Finance Charge of $658,255.31 in the amount of $29,736.85. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
864140994	1	ARM	Purchase	Second Home	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/21/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/21/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $143,244.70 is underdisclosed from calculated Finance Charge of $148,837.30 in the amount of $5,592.60. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
577253169	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) HUD Error: Disbursement date is earlier than note date. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $665,724.97 is underdisclosed from calculated Finance Charge of $712,352.78 in the amount of $46,627.81. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RC	C	C	C	C	No	N/A	N/A	N/A
499644855	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $778,246.73 is underdisclosed from calculated Finance Charge of $816,803.16 in the amount of $38,556.43. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
464941593	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Security Instrument Error: Notary Date  was not provided - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/12/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/12/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RC	C	C	C	C	Yes	No	No	N/A
632188179	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/19/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/19/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
251085663	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $681,520.50 is underdisclosed from calculated Finance Charge of $715,145.15 in the amount of $33,624.65. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
601479918	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/19/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/19/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $822,136.55 is underdisclosed from calculated Finance Charge of $860,394.25 in the amount of $38,257.70. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
357945696	1	ARM	Refinance	Primary	CA		*** (OPEN) Final Title Policy is Missing - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/11/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/11/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $580,043.06 is underdisclosed from calculated Finance Charge of $602,158.71 in the amount of $22,115.65. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
502325172	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/19/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/19/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,006,504.45 is underdisclosed from calculated Finance Charge of $1,043,709.24 in the amount of $37,204.79. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
294407298	1	ARM	Purchase	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/17/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/17/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $419,231.51 is underdisclosed from calculated Finance Charge of $438,861.10 in the amount of $19,629.59. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
681119199	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/22/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $749,583.22 is underdisclosed from calculated Finance Charge of $786,759.14 in the amount of $37,175.92. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
483420096	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/22/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $741,674.57 is underdisclosed from calculated Finance Charge of $743,452.36 in the amount of $1,777.79. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
344503152	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $579,374.97 is underdisclosed from calculated Finance Charge of $610,026.65 in the amount of $30,651.68. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
523078398	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/21/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/21/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $684,789.06 is underdisclosed from calculated Finance Charge of $718,052.39 in the amount of $33,263.33. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
873834291	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/11/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/11/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $631,652.34 is underdisclosed from calculated Finance Charge of $661,169.26 in the amount of $29,516.92. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
372969657	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $840,136.76 is underdisclosed from calculated Finance Charge of $882,061.84 in the amount of $41,925.08. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
388545066	1	ARM	Refinance	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/17/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/7/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $98,336.09 is underdisclosed from calculated Finance Charge of $102,565.92 in the amount of $4,229.83. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
309459231	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/29/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/29/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
521327151	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/27/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/27/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $655,973.08 is underdisclosed from calculated Finance Charge of $656,453.37 in the amount of $480.29. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
977676345	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/29/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/27/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $744,587.65 is underdisclosed from calculated Finance Charge of $778,758.71 in the amount of $34,171.06. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
990237771	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $663,743.16 is underdisclosed from calculated Finance Charge of $694,821.88 in the amount of $31,078.72. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
547104348	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/18/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $655,804.69 is underdisclosed from calculated Finance Charge of $687,563.11 in the amount of $31,758.42. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
199423377	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $647,440.76 is underdisclosed from calculated Finance Charge of $676,137.08 in the amount of $28,696.32. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
664782064	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/27/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/27/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $725,080.51 is underdisclosed from calculated Finance Charge of $740,377.78 in the amount of $15,297.27. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
697267035	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/18/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/4/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $710,172.20 is underdisclosed from calculated Finance Charge of $743,760.77 in the amount of $33,588.57. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
228085686	1	ARM	Refinance	Primary	CA			3

*** (OPEN) Security Instrument Error: Notary Date  was not provided - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $636,936.72 is underdisclosed from calculated Finance Charge of $666,848.40 in the amount of $29,911.68. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RC	C	C	C	C	Yes	No	No	N/A
478431090	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/30/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/30/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $646,497.20 is underdisclosed from calculated Finance Charge of $656,132.09 in the amount of $9,634.89. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
966804228	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/27/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/3/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $693,794.83 is underdisclosed from calculated Finance Charge of $706,574.88 in the amount of $12,780.05. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
281838879	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $654,744.24 is underdisclosed from calculated Finance Charge of $685,128.00 in the amount of $30,383.76. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
641136222	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/30/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/30/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $661,735.83 is underdisclosed from calculated Finance Charge of $694,759.15 in the amount of $33,023.32. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
233445321	1	ARM	Refinance	Primary	CA		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/26/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/26/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $759,030.08 is underdisclosed from calculated Finance Charge of $788,458.59 in the amount of $29,428.51. - EV2

*** (CLEARED) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV1

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
212259180	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/26/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/26/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.45700% is underdisclosed from calculated APR of 6.74425% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $667,140.91 is underdisclosed from calculated Finance Charge of $719,169.51 in the amount of $52,028.60. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
485327187	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/8/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
768772458	1	ARM	Refinance	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $613,648.39 is underdisclosed from calculated Finance Charge of $642,012.81 in the amount of $28,364.42. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
459716823	1	ARM	Purchase	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/28/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $631,555.42 is underdisclosed from calculated Finance Charge of $660,808.07 in the amount of $29,252.65. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
145857996	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/1/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/9/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.00800% is underdisclosed from calculated APR of 6.31356% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $743,626.79 is underdisclosed from calculated Finance Charge of $810,264.39 in the amount of $66,637.60. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
247190562	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/21/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/21/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $608,878.11 is underdisclosed from calculated Finance Charge of $632,862.16 in the amount of $23,984.05. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
747306818	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
855538605	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/9/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/21/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $819,483.87 is underdisclosed from calculated Finance Charge of $875,762.43 in the amount of $56,278.56. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
983129886	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/28/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $688,824.00 is underdisclosed from calculated Finance Charge of $721,846.69 in the amount of $33,022.69. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
481199319	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $583,568.87 is underdisclosed from calculated Finance Charge of $623,937.14 in the amount of $40,368.27. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
941940117	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/5/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/5/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $615,079.76 is underdisclosed from calculated Finance Charge of $636,094.43 in the amount of $21,014.67. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
468312219	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/10/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $729,994.82 is underdisclosed from calculated Finance Charge of $764,070.40 in the amount of $34,075.58. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
918380700	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/6/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/6/2005. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
911050038	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/3/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/3/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $685,081.19 is underdisclosed from calculated Finance Charge of $732,462.20 in the amount of $47,381.01. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
719777502	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/12/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/12/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $354,905.00 is underdisclosed from calculated Finance Charge of $379,247.71 in the amount of $24,342.71. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
170082286	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/24/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/24/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $637,137.54 is underdisclosed from calculated Finance Charge of $666,249.88 in the amount of $29,112.34. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
997847154	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/18/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/18/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $570,314.37 is underdisclosed from calculated Finance Charge of $597,096.54 in the amount of $26,782.17. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
189553257	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $741,197.87 is underdisclosed from calculated Finance Charge of $792,230.08 in the amount of $51,032.21. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
515184300	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,068,501.89 is underdisclosed from calculated Finance Charge of $1,134,047.48 in the amount of $65,545.59. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
372330297	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/24/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/24/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $657,857.69 is underdisclosed from calculated Finance Charge of $687,801.88 in the amount of $29,944.19. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
164181654	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/27/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/27/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $908,304.00 is underdisclosed from calculated Finance Charge of $950,320.04 in the amount of $42,016.04. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
593625780	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $552,514.97 is underdisclosed from calculated Finance Charge of $591,046.16 in the amount of $38,531.19. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
637317045	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/17/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/17/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
557569872	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $517,404.67 is underdisclosed from calculated Finance Charge of $553,657.80 in the amount of $36,253.13. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
380395224	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $405,527.98 is underdisclosed from calculated Finance Charge of $432,750.58 in the amount of $27,222.60. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
855856287	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/3/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/3/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $537,551.32 is underdisclosed from calculated Finance Charge of $550,350.40 in the amount of $12,799.08. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
465275259	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $454,431.23 is underdisclosed from calculated Finance Charge of $465,501.44 in the amount of $11,070.21. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
876362760	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/2/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/2/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $701,936.01 is underdisclosed from calculated Finance Charge of $733,648.15 in the amount of $31,712.14. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
248018733	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $747,299.34 is underdisclosed from calculated Finance Charge of $767,464.40 in the amount of $20,165.06. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
657980361	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/3/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/3/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $538,860.54 is underdisclosed from calculated Finance Charge of $551,850.18 in the amount of $12,989.64. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
926712360	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/19/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/19/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $672,242.77 is underdisclosed from calculated Finance Charge of $690,568.85 in the amount of $18,326.08. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
618518862	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
935827236	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/25/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $731,527.28 is underdisclosed from calculated Finance Charge of $765,966.48 in the amount of $34,439.20. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
511865622	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.68400% is underdisclosed from calculated APR of 6.06399% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $521,809.51 is underdisclosed from calculated Finance Charge of $565,618.80 in the amount of $43,809.29. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
824273901	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $388,785.29 is underdisclosed from calculated Finance Charge of $406,477.52 in the amount of $17,692.23. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
960702336	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $655,628.97 is underdisclosed from calculated Finance Charge of $687,630.37 in the amount of $32,001.40. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
855465678	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/8/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/8/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.52000% is underdisclosed from calculated APR of 6.83029% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $764,534.62 is underdisclosed from calculated Finance Charge of $810,009.17 in the amount of $45,474.55. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
254962782	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.84300% is underdisclosed from calculated APR of 6.10231% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $684,633.38 is underdisclosed from calculated Finance Charge of $734,347.30 in the amount of $49,713.92. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
863054082	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $620,529.35 is underdisclosed from calculated Finance Charge of $648,631.97 in the amount of $28,102.62. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
622160217	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
748917333	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $663,612.12 is underdisclosed from calculated Finance Charge of $693,463.17 in the amount of $29,851.05. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
738604656	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/14/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $915,968.21 is underdisclosed from calculated Finance Charge of $958,267.50 in the amount of $42,299.29. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
613586799	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/1/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/19/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $854,467.26 is underdisclosed from calculated Finance Charge of $910,842.77 in the amount of $56,375.51. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
872889237	1	ARM	Refinance	Investment	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/17/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/17/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
931561506	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $408,384.38 is underdisclosed from calculated Finance Charge of $427,646.96 in the amount of $19,262.58. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
887889222	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
993371634	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/22/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $723,600.06 is underdisclosed from calculated Finance Charge of $757,111.89 in the amount of $33,511.83. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
362098614	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/17/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/17/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $467,850.97 is underdisclosed from calculated Finance Charge of $489,780.21 in the amount of $21,929.24. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
558151290	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/27/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $627,058.74 is underdisclosed from calculated Finance Charge of $674,545.55 in the amount of $47,486.81. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
289614096	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.65700% is underdisclosed from calculated APR of 7.03882% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $392,176.88 is underdisclosed from calculated Finance Charge of $434,409.23 in the amount of $42,232.35. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
975134889	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
854671473	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
904558536	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/6/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/20/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $582,199.47 is underdisclosed from calculated Finance Charge of $624,602.46 in the amount of $42,402.99. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
452995551	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $732,176.94 is underdisclosed from calculated Finance Charge of $766,454.66 in the amount of $34,277.72. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
201856878	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/23/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/23/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,040,528.38 is underdisclosed from calculated Finance Charge of $1,088,858.55 in the amount of $48,330.17. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
592689717	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.43500% is underdisclosed from calculated APR of 6.69918% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $867,434.18 is underdisclosed from calculated Finance Charge of $932,556.61 in the amount of $65,122.43. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
421274440	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.49300% is underdisclosed from calculated APR of 6.75719% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $648,684.34 is underdisclosed from calculated Finance Charge of $697,068.50 in the amount of $48,384.16. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
903769326	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (CLEARED) Missing Final HUD-1 - EV1

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
332834832	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/2/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/2/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.40400% is underdisclosed from calculated APR of 6.65601% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $634,652.63 is underdisclosed from calculated Finance Charge of $676,901.57 in the amount of $42,248.94. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
773994231	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.39300% is underdisclosed from calculated APR of 6.65480% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $642,409.80 is underdisclosed from calculated Finance Charge of $690,699.86 in the amount of $48,290.06. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
331225443	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/31/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/31/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $882,473.52 is underdisclosed from calculated Finance Charge of $923,237.50 in the amount of $40,763.98. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
245094660	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $275,609.84 is underdisclosed from calculated Finance Charge of $280,234.35 in the amount of $4,624.51. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
484078437	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/13/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/13/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.84100% is underdisclosed from calculated APR of 6.10055% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $629,486.75 is underdisclosed from calculated Finance Charge of $676,606.75 in the amount of $47,120.00. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
508454037	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/14/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/8/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $999,565.76 is underdisclosed from calculated Finance Charge of $1,046,499.53 in the amount of $46,933.77. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
984377637	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
837031131	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/14/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/14/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.23100% is underdisclosed from calculated APR of 6.49302% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $769,620.75 is underdisclosed from calculated Finance Charge of $828,485.59 in the amount of $58,864.84. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
229321932	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/30/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/30/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $410,483.06 is underdisclosed from calculated Finance Charge of $429,674.72 in the amount of $19,191.66. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
900877221	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/9/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/9/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $843,225.41 is underdisclosed from calculated Finance Charge of $881,267.27 in the amount of $38,041.86. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
452823723	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/7/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/7/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.48000% is underdisclosed from calculated APR of 6.74177% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $646,699.93 is underdisclosed from calculated Finance Charge of $694,774.42 in the amount of $48,074.49. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
612180207	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/8/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/8/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $859,905.76 is underdisclosed from calculated Finance Charge of $914,579.70 in the amount of $54,673.94. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
600643755	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
461518020	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/14/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/14/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
920657421	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $359,333.78 is underdisclosed from calculated Finance Charge of $376,120.67 in the amount of $16,786.89. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
764263971	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,078,797.19 is underdisclosed from calculated Finance Charge of $1,129,360.18 in the amount of $50,562.99. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
426426147	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/23/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/11/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
250194555	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/18/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/18/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $857,390.08 is underdisclosed from calculated Finance Charge of $893,017.29 in the amount of $35,627.21. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
165039795	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/18/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/14/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.34900% is underdisclosed from calculated APR of 6.82927% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $736,860.67 is underdisclosed from calculated Finance Charge of $841,092.87 in the amount of $104,232.20. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
610738650	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,129,584.80 is underdisclosed from calculated Finance Charge of $1,182,922.51 in the amount of $53,337.71. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
243636120	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/13/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/13/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $567,166.39 is underdisclosed from calculated Finance Charge of $596,788.52 in the amount of $29,622.13. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
265491243	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $499,267.76 is underdisclosed from calculated Finance Charge of $524,696.00 in the amount of $25,428.24. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
559882557	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $453,370.10 is underdisclosed from calculated Finance Charge of $462,798.13 in the amount of $9,428.03. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
869959170	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/18/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $818,430.77 is underdisclosed from calculated Finance Charge of $858,928.88 in the amount of $40,498.11. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
703357938	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $783,254.79 is underdisclosed from calculated Finance Charge of $822,067.10 in the amount of $38,812.31. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
460010529	1	ARM	Purchase	Second Home	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $368,244.42 is underdisclosed from calculated Finance Charge of $387,007.28 in the amount of $18,762.86. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
646761591	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/15/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/14/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $814,710.65 is underdisclosed from calculated Finance Charge of $853,811.89 in the amount of $39,101.24. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
496959543	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $434,605.71 is underdisclosed from calculated Finance Charge of $459,344.87 in the amount of $24,739.16. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
719450829	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/13/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/21/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $692,730.47 is underdisclosed from calculated Finance Charge of $720,853.80 in the amount of $28,123.33. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
557007435	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/7/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/2/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $766,175.51 is underdisclosed from calculated Finance Charge of $803,464.63 in the amount of $37,289.12. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
694815489	1	ARM	Purchase	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/12/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/3/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
287058654	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/17/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $789,353.54 is underdisclosed from calculated Finance Charge of $827,975.82 in the amount of $38,622.28. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
185631183	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/30/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/30/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $692,339.60 is underdisclosed from calculated Finance Charge of $725,879.74 in the amount of $33,540.14. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
365102532	1	ARM	Refinance	Primary	CA			2	*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
784011204	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.37300% is underdisclosed from calculated APR of 6.66798% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $588,224.27 is underdisclosed from calculated Finance Charge of $637,691.96 in the amount of $49,467.69. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
777031191	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $831,572.06 is underdisclosed from calculated Finance Charge of $853,421.36 in the amount of $21,849.30. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
939015940	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/8/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/28/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $601,152.79 is underdisclosed from calculated Finance Charge of $630,941.80 in the amount of $29,789.01. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
772176051	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/5/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/23/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.53300% is underdisclosed from calculated APR of 6.82143% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $331,327.66 is underdisclosed from calculated Finance Charge of $358,989.44 in the amount of $27,661.78. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
523171305	1	ARM	Refinance	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
848298852	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/20/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/20/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $611,325.32 is underdisclosed from calculated Finance Charge of $641,983.99 in the amount of $30,658.67. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
652059288	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $590,261.61 is underdisclosed from calculated Finance Charge of $619,636.98 in the amount of $29,375.37. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
913023063	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $761,600.18 is underdisclosed from calculated Finance Charge of $798,029.30 in the amount of $36,429.12. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
491003505	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $323,041.44 is underdisclosed from calculated Finance Charge of $338,033.13 in the amount of $14,991.69. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
354433212	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/11/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/14/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $496,782.16 is underdisclosed from calculated Finance Charge of $508,359.67 in the amount of $11,577.51. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
992363643	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.93100% is underdisclosed from calculated APR of 6.23023% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $410,393.79 is underdisclosed from calculated Finance Charge of $445,133.83 in the amount of $34,740.04. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
754573671	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/3/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/5/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.49900% is underdisclosed from calculated APR of 6.85589% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $440,792.11 is underdisclosed from calculated Finance Charge of $485,346.48 in the amount of $44,554.37. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
410547042	1	ARM	Refinance	Investment	CA			2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/29/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/29/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
668357973	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/7/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/7/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $547,382.76 is underdisclosed from calculated Finance Charge of $574,245.43 in the amount of $26,862.67. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
467423109	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/20/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/20/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $675,705.13 is underdisclosed from calculated Finance Charge of $708,000.82 in the amount of $32,295.69. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
292579128	1	ARM	Refinance	Investment	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/5/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
540049410	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $620,451.71 is underdisclosed from calculated Finance Charge of $651,608.15 in the amount of $31,156.44. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
597315087	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/16/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/16/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
113341545	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/26/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $429,109.23 is underdisclosed from calculated Finance Charge of $458,495.17 in the amount of $29,385.94. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
700457841	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/3/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/3/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $535,262.17 is underdisclosed from calculated Finance Charge of $563,160.78 in the amount of $27,898.61. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
657557784	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $708,323.16 is underdisclosed from calculated Finance Charge of $744,703.30 in the amount of $36,380.14. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
867997134	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.37900% is underdisclosed from calculated APR of 6.66962% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $404,276.11 is underdisclosed from calculated Finance Charge of $437,580.08 in the amount of $33,303.97. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
128894976	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/6/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/17/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
384858756	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/5/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/3/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.60100% is underdisclosed from calculated APR of 6.90449% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $684,071.38 is underdisclosed from calculated Finance Charge of $740,398.50 in the amount of $56,327.12. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
894193911	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.47800% is underdisclosed from calculated APR of 6.77131% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $730,028.93 is underdisclosed from calculated Finance Charge of $790,680.58 in the amount of $60,651.65. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
730572696	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $670,913.61 is underdisclosed from calculated Finance Charge of $698,120.14 in the amount of $27,206.53. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
439248312	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/13/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $427,230.55 is underdisclosed from calculated Finance Charge of $469,757.55 in the amount of $42,527.00. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
605657736	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.13700% is underdisclosed from calculated APR of 6.42463% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $389,308.81 is underdisclosed from calculated Finance Charge of $422,239.56 in the amount of $32,930.75. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
181793025	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.93000% is underdisclosed from calculated APR of 6.22348% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $667,913.33 is underdisclosed from calculated Finance Charge of $723,251.14 in the amount of $55,337.81. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
314050635	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.50600% is underdisclosed from calculated APR of 6.79636% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $579,011.58 is underdisclosed from calculated Finance Charge of $627,159.05 in the amount of $48,147.47. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
798599601	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/11/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/11/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.64700% is underdisclosed from calculated APR of 6.94339% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $564,403.33 is underdisclosed from calculated Finance Charge of $580,317.27 in the amount of $15,913.94. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
301645053	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/6/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/6/2004. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
536270193	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $526,780.53 is underdisclosed from calculated Finance Charge of $546,887.69 in the amount of $20,107.16. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
951804243	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/18/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/16/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $546,178.06 is underdisclosed from calculated Finance Charge of $578,652.18 in the amount of $32,474.12. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
542371086	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $755,236.86 is underdisclosed from calculated Finance Charge of $775,384.79 in the amount of $20,147.93. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
950708340	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $220,045.12 is underdisclosed from calculated Finance Charge of $231,238.16 in the amount of $11,193.04. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
191029306	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/13/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/13/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $576,593.18 is underdisclosed from calculated Finance Charge of $608,783.23 in the amount of $32,190.05. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
520163316	1	ARM	Refinance	Primary	CA			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $511,257.89 is underdisclosed from calculated Finance Charge of $511,431.17 in the amount of $173.28. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
309796893	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/9/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/21/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $762,288.76 is underdisclosed from calculated Finance Charge of $808,138.26 in the amount of $45,849.50. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
156897945	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/21/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/21/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $423,774.76 is underdisclosed from calculated Finance Charge of $423,992.44 in the amount of $217.68. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
362719917	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/11/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/24/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $616,390.66 is underdisclosed from calculated Finance Charge of $653,000.52 in the amount of $36,609.86. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
810257041	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $396,096.16 is underdisclosed from calculated Finance Charge of $419,247.40 in the amount of $23,151.24. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
269484246	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/20/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/17/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.63900% is underdisclosed from calculated APR of 6.95391% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $608,878.54 is underdisclosed from calculated Finance Charge of $661,692.16 in the amount of $52,813.62. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
929070000	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $398,412.83 is underdisclosed from calculated Finance Charge of $421,734.52 in the amount of $23,321.69. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
145896957	1	ARM	Refinance	Second Home	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $702,398.12 is underdisclosed from calculated Finance Charge of $742,981.06 in the amount of $40,582.94. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
963195840	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $738,455.61 is underdisclosed from calculated Finance Charge of $781,590.13 in the amount of $43,134.52. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
124000820	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/9/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/6/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $658,340.46 is underdisclosed from calculated Finance Charge of $694,247.31 in the amount of $35,906.85. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
602627370	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/27/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/27/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $630,859.93 is underdisclosed from calculated Finance Charge of $668,348.75 in the amount of $37,488.82. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
130040829	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $341,072.58 is underdisclosed from calculated Finance Charge of $362,118.15 in the amount of $21,045.57. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
744227028	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.27900% is underdisclosed from calculated APR of 6.53988% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $458,070.80 is underdisclosed from calculated Finance Charge of $487,596.73 in the amount of $29,525.93. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
802547786	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/9/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/9/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
282781935	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $345,330.70 is underdisclosed from calculated Finance Charge of $365,681.54 in the amount of $20,350.84. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
756676566	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $505,614.17 is underdisclosed from calculated Finance Charge of $535,591.72 in the amount of $29,977.55. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
157095747	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $549,889.63 is underdisclosed from calculated Finance Charge of $583,429.12 in the amount of $33,539.49. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
370461168	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $478,098.12 is underdisclosed from calculated Finance Charge of $507,774.93 in the amount of $29,676.81. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
645417936	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $596,319.10 is underdisclosed from calculated Finance Charge of $633,648.36 in the amount of $37,329.26. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
835042370	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/27/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/20/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $486,098.69 is underdisclosed from calculated Finance Charge of $498,735.05 in the amount of $12,636.36. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
705610683	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/13/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/2/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.42100% is underdisclosed from calculated APR of 6.71821% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,141,666.98 is underdisclosed from calculated Finance Charge of $1,243,314.99 in the amount of $101,648.01. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
739273986	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $473,611.04 is underdisclosed from calculated Finance Charge of $495,694.75 in the amount of $22,083.71. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
508961529	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/12/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/12/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
378542079	1	ARM	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
131723145	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.16000% is underdisclosed from calculated APR of 6.46832% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $619,296.93 is underdisclosed from calculated Finance Charge of $672,872.81 in the amount of $53,575.88. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
963054981	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/20/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/20/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $562,417.07 is underdisclosed from calculated Finance Charge of $596,096.12 in the amount of $33,679.05. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
336229434	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.46500% is underdisclosed from calculated APR of 6.77809% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $715,180.41 is underdisclosed from calculated Finance Charge of $778,517.01 in the amount of $63,336.60. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
795692511	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/25/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $870,188.37 is underdisclosed from calculated Finance Charge of $921,554.06 in the amount of $51,365.69. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
308177514	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.01400% is underdisclosed from calculated APR of 6.32751% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $544,671.54 is underdisclosed from calculated Finance Charge of $592,849.46 in the amount of $48,177.92. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
601566831	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/5/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/5/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $943,748.58 is underdisclosed from calculated Finance Charge of $992,875.53 in the amount of $49,126.95. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
325920753	1	ARM	Refinance	Primary	CA			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $405,152.91 is underdisclosed from calculated Finance Charge of $428,785.33 in the amount of $23,632.42. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
515419065	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/4/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/4/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.02000% is underdisclosed from calculated APR of 6.31074% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $447,645.02 is underdisclosed from calculated Finance Charge of $485,740.94 in the amount of $38,095.92. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
271572156	1	ARM	Refinance	Investment	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/20/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/20/2005. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
842930226	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/30/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/30/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $434,603.19 is underdisclosed from calculated Finance Charge of $460,633.39 in the amount of $26,030.20. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
672109218	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.00700% is underdisclosed from calculated APR of 6.32211% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $829,660.40 is underdisclosed from calculated Finance Charge of $903,202.91 in the amount of $73,542.51. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
918661419	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/13/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/16/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.59100% is underdisclosed from calculated APR of 6.90006% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $664,895.58 is underdisclosed from calculated Finance Charge of $723,492.94 in the amount of $58,597.36. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
181254564	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/12/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/12/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $398,087.50 is underdisclosed from calculated Finance Charge of $417,853.90 in the amount of $19,766.40. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
590206203	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/11/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/30/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $689,433.89 is underdisclosed from calculated Finance Charge of $707,513.88 in the amount of $18,079.99. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
254293452	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/30/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/30/2006. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.59000% is underdisclosed from calculated APR of 6.90750% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $789,412.52 is underdisclosed from calculated Finance Charge of $859,341.46 in the amount of $69,928.94. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
862102035	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $727,066.25 is underdisclosed from calculated Finance Charge of $769,787.84 in the amount of $42,721.59. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 1/XX/2006, prior to three (3) business days from transaction date of 1/XX/2006. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
232420347	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/10/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/10/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.62800% is underdisclosed from calculated APR of 6.93849% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $733,700.50 is underdisclosed from calculated Finance Charge of $797,990.07 in the amount of $64,289.57. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
328789881	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $680,734.23 is underdisclosed from calculated Finance Charge of $723,660.22 in the amount of $42,925.99. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
329826843	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/3/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/3/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
211883904	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.00600% is underdisclosed from calculated APR of 6.32186% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $741,408.33 is underdisclosed from calculated Finance Charge of $806,920.61 in the amount of $65,512.28. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
920745333	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/27/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/13/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $795,369.56 is underdisclosed from calculated Finance Charge of $821,041.23 in the amount of $25,671.67. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
266642091	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.02400% is underdisclosed from calculated APR of 6.42607% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $532,260.24 is underdisclosed from calculated Finance Charge of $584,890.38 in the amount of $52,630.14. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
520085394	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $623,131.28 is underdisclosed from calculated Finance Charge of $660,398.91 in the amount of $37,267.63. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
977678343	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/11/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/11/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $755,521.60 is underdisclosed from calculated Finance Charge of $795,044.64 in the amount of $39,523.04. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
464232644	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/27/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/27/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $676,744.18 is underdisclosed from calculated Finance Charge of $697,841.28 in the amount of $21,097.10. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
613635750	1	ARM	Purchase	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/10/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/9/2006. - EV2

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
868634744	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/23/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/23/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $808,728.05 is underdisclosed from calculated Finance Charge of $855,672.66 in the amount of $46,944.61. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
638078075	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $852,985.54 is underdisclosed from calculated Finance Charge of $880,715.93 in the amount of $27,730.39. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
977889132	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) HUD Error: Disbursement date is earlier than final TIL signature date. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/24/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/24/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $828,007.92 is underdisclosed from calculated Finance Charge of $865,762.20 in the amount of $37,754.28. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RC	C	C	C	C	No	N/A	N/A	N/A
433505061	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/3/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/3/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $772,903.22 is underdisclosed from calculated Finance Charge of $819,211.18 in the amount of $46,307.96. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
764649585	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/2/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/2/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $572,610.18 is underdisclosed from calculated Finance Charge of $605,973.39 in the amount of $33,363.21. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
794232274	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/13/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/13/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,049,224.52 is underdisclosed from calculated Finance Charge of $1,108,526.68 in the amount of $59,302.16. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
675940383	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/7/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/4/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $528,006.73 is underdisclosed from calculated Finance Charge of $558,956.21 in the amount of $30,949.48. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
466102431	1	ARM	Purchase	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,072,791.14 is underdisclosed from calculated Finance Charge of $1,136,496.52 in the amount of $63,705.38. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
198379554	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
476314209	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/4/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/4/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $715,764.85 is underdisclosed from calculated Finance Charge of $717,658.06 in the amount of $1,893.21. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
202678119	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/17/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/17/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $822,143.88 is underdisclosed from calculated Finance Charge of $870,341.33 in the amount of $48,197.45. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
653548013	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $585,679.12 is underdisclosed from calculated Finance Charge of $604,845.13 in the amount of $19,166.01. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
241382376	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $608,982.05 is underdisclosed from calculated Finance Charge of $644,222.32 in the amount of $35,240.27. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
220886892	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Security Instrument Error: Notary Date  was not provided - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/7/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/7/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $724,659.74 is underdisclosed from calculated Finance Charge of $767,828.68 in the amount of $43,168.94. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RC	C	C	C	C	Yes	No	No	N/A
724738536	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/23/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/10/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $851,312.48 is underdisclosed from calculated Finance Charge of $901,603.28 in the amount of $50,290.80. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
705066228	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/5/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/5/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $692,084.85 is underdisclosed from calculated Finance Charge of $732,471.35 in the amount of $40,386.50. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
812212974	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/23/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/23/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
292310397	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/22/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/22/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $886,217.24 is underdisclosed from calculated Finance Charge of $914,589.10 in the amount of $28,371.86. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
418191390	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/2/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/24/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.71500% is underdisclosed from calculated APR of 7.00213% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $546,428.18 is underdisclosed from calculated Finance Charge of $589,473.56 in the amount of $43,045.38. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
513026937	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/25/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/25/2006. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $689,692.84 is underdisclosed from calculated Finance Charge of $730,046.91 in the amount of $40,354.07. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
962110079	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/16/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/16/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $883,344.94 is underdisclosed from calculated Finance Charge of $937,359.40 in the amount of $54,014.46. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
539919540	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/27/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/27/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $705,728.98 is underdisclosed from calculated Finance Charge of $747,823.64 in the amount of $42,094.66. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
607673718	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/9/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/9/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $741,389.71 is underdisclosed from calculated Finance Charge of $785,721.59 in the amount of $44,331.88. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
700496802	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.12200% is underdisclosed from calculated APR of 6.43668% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $614,477.37 is underdisclosed from calculated Finance Charge of $667,409.42 in the amount of $52,932.05. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
697007295	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/23/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/23/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $822,031.67 is underdisclosed from calculated Finance Charge of $871,304.30 in the amount of $49,272.63. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
935212851	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/6/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/6/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $338,374.74 is underdisclosed from calculated Finance Charge of $358,114.96 in the amount of $19,740.22. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
342606051	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $700,408.63 is underdisclosed from calculated Finance Charge of $743,742.62 in the amount of $43,333.99. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
187418394	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/17/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/9/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $684,467.61 is underdisclosed from calculated Finance Charge of $724,481.49 in the amount of $40,013.88. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
416562021	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/31/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/31/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $880,730.06 is underdisclosed from calculated Finance Charge of $932,833.47 in the amount of $52,103.41. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
797321880	1	ARM	Refinance	Primary	NV			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/26/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/26/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $375,894.92 is underdisclosed from calculated Finance Charge of $397,904.06 in the amount of $22,009.14. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
504354141	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/16/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/16/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $872,174.28 is underdisclosed from calculated Finance Charge of $901,173.14 in the amount of $28,998.86. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
324805869	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.10700% is underdisclosed from calculated APR of 6.41965% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $682,745.95 is underdisclosed from calculated Finance Charge of $745,015.20 in the amount of $62,269.25. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
609085540	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/24/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/24/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
334103365	1	ARM	Refinance	Primary	CA			2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $681,854.41 is underdisclosed from calculated Finance Charge of $722,089.34 in the amount of $40,234.93. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
933790275	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/2/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/2/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $751,762.70 is underdisclosed from calculated Finance Charge of $795,572.15 in the amount of $43,809.45. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
497034468	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/17/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/17/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $698,168.83 is underdisclosed from calculated Finance Charge of $698,830.84 in the amount of $662.01. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
886814298	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/16/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/16/2006. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $690,841.97 is underdisclosed from calculated Finance Charge of $731,877.57 in the amount of $41,035.60. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 2/XX/2006, prior to three (3) business days from transaction date of 2/XX/2006. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
118561320	1	ARM	Refinance	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/21/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/20/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $209,714.60 is underdisclosed from calculated Finance Charge of $221,626.56 in the amount of $11,911.96. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
390173357	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $697,395.69 is underdisclosed from calculated Finance Charge of $738,834.58 in the amount of $41,438.89. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
358187454	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/3/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/25/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $420,589.66 is underdisclosed from calculated Finance Charge of $434,251.98 in the amount of $13,662.32. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
398639961	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/3/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/3/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.67600% is underdisclosed from calculated APR of 6.99154% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $694,752.03 is underdisclosed from calculated Finance Charge of $755,507.19 in the amount of $60,755.16. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
936080588	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/24/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/24/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $613,196.47 is underdisclosed from calculated Finance Charge of $649,091.02 in the amount of $35,894.55. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
212614173	1	ARM	Purchase	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/26/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/31/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
575856567	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/3/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/3/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
254618050	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/28/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $743,125.73 is underdisclosed from calculated Finance Charge of $787,539.97 in the amount of $44,414.24. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
402229368	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/15/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/15/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.75800% is underdisclosed from calculated APR of 7.02582% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $661,266.70 is underdisclosed from calculated Finance Charge of $703,197.14 in the amount of $41,930.44. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
259802937	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.81100% is underdisclosed from calculated APR of 7.12559% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $942,672.20 is underdisclosed from calculated Finance Charge of $1,023,703.08 in the amount of $81,030.88. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
548768682	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/3/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/3/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
957467574	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.17500% is underdisclosed from calculated APR of 6.46229% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $581,531.50 is underdisclosed from calculated Finance Charge of $630,635.98 in the amount of $49,104.48. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
246753000	1	ARM	Purchase	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/15/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/15/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $846,252.30 is underdisclosed from calculated Finance Charge of $877,920.89 in the amount of $31,668.59. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
945762291	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.10500% is underdisclosed from calculated APR of 6.41546% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $800,826.32 is underdisclosed from calculated Finance Charge of $868,702.71 in the amount of $67,876.39. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
370259370	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $601,626.12 is underdisclosed from calculated Finance Charge of $633,365.92 in the amount of $31,739.80. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
106077816	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/2/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/13/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.56800% is underdisclosed from calculated APR of 6.88065% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $609,432.09 is underdisclosed from calculated Finance Charge of $662,358.22 in the amount of $52,926.13. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
360707931	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.66300% is underdisclosed from calculated APR of 6.97726% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $679,754.04 is underdisclosed from calculated Finance Charge of $739,531.06 in the amount of $59,777.02. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
530481987	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $846,115.42 is underdisclosed from calculated Finance Charge of $896,370.66 in the amount of $50,255.24. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
427333239	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $585,456.09 is underdisclosed from calculated Finance Charge of $618,261.42 in the amount of $32,805.33. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
391564044	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/8/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/2/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $420,963.88 is underdisclosed from calculated Finance Charge of $443,113.90 in the amount of $22,150.02. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
898459021	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/28/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/29/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
128479392	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/21/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/21/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $511,389.08 is underdisclosed from calculated Finance Charge of $517,831.15 in the amount of $6,442.07. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
357098544	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/6/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/1/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $660,100.98 is underdisclosed from calculated Finance Charge of $695,488.71 in the amount of $35,387.73. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
895070034	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/16/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/25/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $316,949.91 is underdisclosed from calculated Finance Charge of $333,888.84 in the amount of $16,938.93. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	No
924430644	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/20/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/26/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $509,670.45 is underdisclosed from calculated Finance Charge of $538,270.61 in the amount of $28,600.16. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
929975094	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/28/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/29/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $807,467.08 is underdisclosed from calculated Finance Charge of $847,800.11 in the amount of $40,333.03. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
385950663	1	ARM	Purchase	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $559,285.08 is underdisclosed from calculated Finance Charge of $588,459.26 in the amount of $29,174.18. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
978533487	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/9/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/15/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $943,154.16 is underdisclosed from calculated Finance Charge of $994,018.07 in the amount of $50,863.91. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
396591012	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/16/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/16/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
654925690	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/3/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/9/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $717,321.88 is underdisclosed from calculated Finance Charge of $757,719.87 in the amount of $40,397.99. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
242606151	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/23/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/25/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
731351916	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/27/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/16/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $641,350.57 is underdisclosed from calculated Finance Charge of $674,400.83 in the amount of $33,050.26. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
308873601	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/7/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/7/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $688,513.33 is underdisclosed from calculated Finance Charge of $725,047.90 in the amount of $36,534.57. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
418661919	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,080,147.54 is underdisclosed from calculated Finance Charge of $1,138,092.31 in the amount of $57,944.77. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
185740074	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $677,438.62 is underdisclosed from calculated Finance Charge of $715,208.36 in the amount of $37,769.74. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
867243888	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $816,204.35 is underdisclosed from calculated Finance Charge of $859,197.84 in the amount of $42,993.49. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
797383818	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $409,980.89 is underdisclosed from calculated Finance Charge of $431,267.82 in the amount of $21,286.93. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
978692328	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $790,042.83 is underdisclosed from calculated Finance Charge of $830,852.62 in the amount of $40,809.79. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
317981700	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/28/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/28/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
565705728	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/22/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/22/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $640,445.85 is underdisclosed from calculated Finance Charge of $676,123.59 in the amount of $35,677.74. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 3/XX/2006, prior to three (3) business days from transaction date of 3/XX/2006. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
390490119	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/24/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/2/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $677,368.57 is underdisclosed from calculated Finance Charge of $695,144.62 in the amount of $17,776.05. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
514151334	1	ARM	Refinance	Primary	CA		*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $527,338.92 is underdisclosed from calculated Finance Charge of $556,028.25 in the amount of $28,689.33. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
776086137	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,017,278.41 is underdisclosed from calculated Finance Charge of $1,058,319.56 in the amount of $41,041.15. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
571016412	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/4/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/16/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $850,544.48 is underdisclosed from calculated Finance Charge of $872,035.57 in the amount of $21,491.09. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 4/XX/2006, prior to three (3) business days from transaction date of 4/XX/2006. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
677885436	1	ARM	Refinance	Primary	CA			2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,117,932.80 is underdisclosed from calculated Finance Charge of $1,148,846.93 in the amount of $30,914.13. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
103301595	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/1/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/1/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $716,437.55 is underdisclosed from calculated Finance Charge of $754,367.49 in the amount of $37,929.94. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
611947440	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $848,771.62 is underdisclosed from calculated Finance Charge of $893,878.73 in the amount of $45,107.11. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
388974636	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/2/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/2/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $670,793.11 is underdisclosed from calculated Finance Charge of $707,573.07 in the amount of $36,779.96. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
206127666	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/14/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/14/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $720,368.03 is underdisclosed from calculated Finance Charge of $751,527.81 in the amount of $31,159.78. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
927187884	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/1/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/1/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $721,119.59 is underdisclosed from calculated Finance Charge of $759,592.81 in the amount of $38,473.22. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
901336761	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.24400% is underdisclosed from calculated APR of 6.71246% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $673,238.57 is underdisclosed from calculated Finance Charge of $762,375.96 in the amount of $89,137.39. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
849722427	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $433,978.49 is underdisclosed from calculated Finance Charge of $445,206.00 in the amount of $11,227.51. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
850430718	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/20/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/20/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $675,794.01 is underdisclosed from calculated Finance Charge of $711,841.08 in the amount of $36,047.07. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
518841639	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $649,613.00 is underdisclosed from calculated Finance Charge of $685,974.14 in the amount of $36,361.14. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
335384735	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/6/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/6/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $869,607.40 is underdisclosed from calculated Finance Charge of $962,808.18 in the amount of $93,200.78. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
538765695	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/28/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $654,806.93 is underdisclosed from calculated Finance Charge of $689,634.39 in the amount of $34,827.46. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
519369111	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/18/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/18/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $744,706.05 is underdisclosed from calculated Finance Charge of $783,572.31 in the amount of $38,866.26. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
673297354	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/6/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/24/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.83900% is underdisclosed from calculated APR of 7.16144% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $666,058.38 is underdisclosed from calculated Finance Charge of $715,590.37 in the amount of $49,531.99. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
421170408	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $674,068.04 is underdisclosed from calculated Finance Charge of $711,058.72 in the amount of $36,990.68. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
176289534	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/23/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/1/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $716,934.67 is underdisclosed from calculated Finance Charge of $754,985.71 in the amount of $38,051.04. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
719114166	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $875,074.75 is underdisclosed from calculated Finance Charge of $922,196.62 in the amount of $47,121.87. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
225423351	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/8/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/8/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.79000% is underdisclosed from calculated APR of 7.08892% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $855,410.55 is underdisclosed from calculated Finance Charge of $923,091.81 in the amount of $67,681.26. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
759667713	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/2/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/2/2006. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
741908349	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/20/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/20/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
329258412	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/13/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/7/2006. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.95700% is underdisclosed from calculated APR of 7.25052% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $841,041.54 is underdisclosed from calculated Finance Charge of $907,927.83 in the amount of $66,886.29. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
570284103	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) HUD Error: Disbursement date is earlier than final TIL signature date. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/24/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/24/2005. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 3/XX/2006, prior to three (3) business days from transaction date of  4/XX/2006. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RC	C	C	C	C	Yes	No	No	No
432513054	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.80600% is underdisclosed from calculated APR of 7.09602% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $415,800.21 is underdisclosed from calculated Finance Charge of $449,251.87 in the amount of $33,451.66. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
592940466	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/9/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/9/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $787,770.42 is underdisclosed from calculated Finance Charge of $829,960.29 in the amount of $42,189.87. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
769094136	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $542,015.00 is underdisclosed from calculated Finance Charge of $570,402.92 in the amount of $28,387.92. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
707257636	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/1/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/1/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
688800510	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $762,139.23 is underdisclosed from calculated Finance Charge of $803,747.23 in the amount of $41,608.00. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
190645164	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/28/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/29/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $694,746.37 is underdisclosed from calculated Finance Charge of $734,341.05 in the amount of $39,594.68. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
601821576	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/23/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/16/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $488,477.56 is underdisclosed from calculated Finance Charge of $514,292.01 in the amount of $25,814.45. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
843885019	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/28/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/25/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $295,316.23 is underdisclosed from calculated Finance Charge of $314,049.43 in the amount of $18,733.20. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
990815193	1	ARM	Refinance	Primary	CA			2	*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
708210081	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/6/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/6/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $757,715.07 is underdisclosed from calculated Finance Charge of $798,921.77 in the amount of $41,206.70. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
716567715	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.89300% is underdisclosed from calculated APR of 7.18493% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $812,120.46 is underdisclosed from calculated Finance Charge of $877,161.32 in the amount of $65,040.86. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
813208217	1	ARM	Refinance	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/7/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/8/2006. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.88200% is underdisclosed from calculated APR of 7.16494% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $763,901.97 is underdisclosed from calculated Finance Charge of $825,243.63 in the amount of $61,341.66. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 4/XX/2006, prior to three (3) business days from transaction date of  4/XX/2006. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
300897801	1	ARM	Refinance	Primary	CA			2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $497,967.35 is underdisclosed from calculated Finance Charge of $524,831.70 in the amount of $26,864.35. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
219720060	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.79700% is underdisclosed from calculated APR of 7.08357% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $533,865.16 is underdisclosed from calculated Finance Charge of $577,686.85 in the amount of $43,821.69. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
893389716	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/27/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/1/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $354,176.40 is underdisclosed from calculated Finance Charge of $373,038.33 in the amount of $18,861.93. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
751261986	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/7/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/7/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $708,120.97 is underdisclosed from calculated Finance Charge of $745,768.51 in the amount of $37,647.54. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
503420076	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/6/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/23/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.63600% is underdisclosed from calculated APR of 6.92157% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $822,966.74 is underdisclosed from calculated Finance Charge of $889,090.34 in the amount of $66,123.60. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
267175557	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $799,040.39 is underdisclosed from calculated Finance Charge of $840,200.62 in the amount of $41,160.23. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
842065092	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/28/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/30/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.79000% is overdisclosed from calculated APR of 4.12329% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $669,416.38 is underdisclosed from calculated Finance Charge of $671,309.88 in the amount of $1,893.50. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
804531720	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.88900% is underdisclosed from calculated APR of 7.18118% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $728,050.34 is underdisclosed from calculated Finance Charge of $786,884.77 in the amount of $58,834.43. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
934108956	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/6/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/6/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $742,642.98 is underdisclosed from calculated Finance Charge of $782,381.80 in the amount of $39,738.82. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
612159228	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $190,320.82 is underdisclosed from calculated Finance Charge of $200,590.44 in the amount of $10,269.62. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
403555041	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/28/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/30/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $540,454.57 is underdisclosed from calculated Finance Charge of $554,068.90 in the amount of $13,614.33. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
644738616	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/24/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/24/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
877699422	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/15/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/15/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
627414957	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $776,481.95 is underdisclosed from calculated Finance Charge of $817,162.88 in the amount of $40,680.93. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
655688655	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/20/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/20/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $704,894.55 is underdisclosed from calculated Finance Charge of $723,591.55 in the amount of $18,697.00. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
251798949	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/13/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/13/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $722,602.68 is underdisclosed from calculated Finance Charge of $760,744.10 in the amount of $38,141.42. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
833032134	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/18/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/18/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $682,871.32 is underdisclosed from calculated Finance Charge of $718,640.45 in the amount of $35,769.13. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
881876241	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $837,102.98 is underdisclosed from calculated Finance Charge of $881,790.85 in the amount of $44,687.87. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
472269258	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/5/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/28/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $712,942.67 is underdisclosed from calculated Finance Charge of $750,416.65 in the amount of $37,473.98. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
556721721	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/24/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/24/2006. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $768,696.82 is underdisclosed from calculated Finance Charge of $808,748.30 in the amount of $40,051.48. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
824119056	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/19/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/15/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
128581290	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,045,056.22 is underdisclosed from calculated Finance Charge of $1,099,676.39 in the amount of $54,620.17. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
995863140	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/13/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/13/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $968,247.16 is underdisclosed from calculated Finance Charge of $1,018,873.27 in the amount of $50,626.11. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
762958278	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/21/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/21/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $506,377.42 is underdisclosed from calculated Finance Charge of $532,508.92 in the amount of $26,131.50. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
194562243	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/28/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/30/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $791,721.19 is underdisclosed from calculated Finance Charge of $811,832.98 in the amount of $20,111.79. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
109242648	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $721,526.14 is underdisclosed from calculated Finance Charge of $760,689.51 in the amount of $39,163.37. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
307951740	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/21/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/21/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $862,158.62 is underdisclosed from calculated Finance Charge of $900,374.35 in the amount of $38,215.73. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
338386350	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
439192368	1	ARM	Refinance	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
367585586	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/28/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/28/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $601,928.65 is underdisclosed from calculated Finance Charge of $633,241.53 in the amount of $31,312.88. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
336474189	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/13/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/13/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $658,291.18 is underdisclosed from calculated Finance Charge of $684,867.40 in the amount of $26,576.22. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
198201600	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $802,796.06 is underdisclosed from calculated Finance Charge of $845,181.62 in the amount of $42,385.56. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
537606855	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/27/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/27/2006. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $694,579.21 is underdisclosed from calculated Finance Charge of $724,982.58 in the amount of $30,403.37. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
859937478	1	ARM	Refinance	Investment	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/29/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/29/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
791038170	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $702,870.32 is underdisclosed from calculated Finance Charge of $739,524.26 in the amount of $36,653.94. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
202545222	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/4/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/27/2006. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $753,805.06 is underdisclosed from calculated Finance Charge of $793,573.72 in the amount of $39,768.66. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
784971919	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/24/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/24/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $690,292.02 is underdisclosed from calculated Finance Charge of $726,994.01 in the amount of $36,701.99. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
639276084	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/21/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/21/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
665211123	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/22/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/2/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
970469559	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/14/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/29/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.00850% is underdisclosed from calculated APR of 7.36102% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $990,198.67 is underdisclosed from calculated Finance Charge of $1,064,631.93 in the amount of $74,433.26. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
995705298	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $528,620.11 is underdisclosed from calculated Finance Charge of $556,748.53 in the amount of $28,128.42. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
317974707	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/28/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/28/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $608,188.50 is underdisclosed from calculated Finance Charge of $640,450.97 in the amount of $32,262.47. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
659353986	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/30/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/30/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $997,666.04 is underdisclosed from calculated Finance Charge of $1,052,429.98 in the amount of $54,763.94. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
224953821	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
474019506	1	ARM	Refinance	Primary	CA			2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $646,249.80 is underdisclosed from calculated Finance Charge of $680,978.64 in the amount of $34,728.84. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
947531520	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/30/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/30/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $729,446.72 is underdisclosed from calculated Finance Charge of $767,303.03 in the amount of $37,856.31. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
531358110	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/14/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/14/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
281097536	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/11/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/10/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $866,185.37 is underdisclosed from calculated Finance Charge of $911,723.59 in the amount of $45,538.22. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
889335774	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/20/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/20/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $325,609.91 is underdisclosed from calculated Finance Charge of $342,276.58 in the amount of $16,666.67. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
976297725	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/4/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/4/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
845709724	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.41700% is underdisclosed from calculated APR of 6.67744% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $669,704.52 is underdisclosed from calculated Finance Charge of $725,912.21 in the amount of $56,207.69. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
827671353	1	ARM	Refinance	Primary	CA			2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.99200% is underdisclosed from calculated APR of 7.31018% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $524,689.82 is underdisclosed from calculated Finance Charge of $570,939.46 in the amount of $46,249.64. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
504137358	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $710,974.20 is underdisclosed from calculated Finance Charge of $748,242.87 in the amount of $37,268.67. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
135041823	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.01400% is underdisclosed from calculated APR of 7.38485% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $975,824.16 is underdisclosed from calculated Finance Charge of $1,079,639.95 in the amount of $103,815.79. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
288010701	1	ARM	Purchase	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,080,791.07 is underdisclosed from calculated Finance Charge of $1,129,911.91 in the amount of $49,120.84. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
849358791	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/14/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/14/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,293,086.25 is underdisclosed from calculated Finance Charge of $1,356,309.66 in the amount of $63,223.41. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
360581058	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/2/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/2/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.87800% is underdisclosed from calculated APR of 7.20091% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $781,573.78 is underdisclosed from calculated Finance Charge of $850,271.15 in the amount of $68,697.37. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
549645804	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.89700% is underdisclosed from calculated APR of 7.21247% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $750,784.12 is underdisclosed from calculated Finance Charge of $817,186.72 in the amount of $66,402.60. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
916152930	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $861,011.57 is underdisclosed from calculated Finance Charge of $907,405.11 in the amount of $46,393.54. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
111472416	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $600,772.17 is underdisclosed from calculated Finance Charge of $633,842.90 in the amount of $33,070.73. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
507577914	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/8/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/29/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.98400% is underdisclosed from calculated APR of 7.30397% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $683,152.20 is underdisclosed from calculated Finance Charge of $743,414.18 in the amount of $60,261.98. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
357994647	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/18/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/18/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $782,321.18 is underdisclosed from calculated Finance Charge of $823,330.23 in the amount of $41,009.05. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
285113601	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/23/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/6/2006. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.03000% is underdisclosed from calculated APR of 7.36770% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $806,352.49 is underdisclosed from calculated Finance Charge of $877,185.92 in the amount of $70,833.43. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
477017505	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/3/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/3/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $787,750.59 is underdisclosed from calculated Finance Charge of $829,587.75 in the amount of $41,837.16. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
863194941	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/6/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/6/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
597961440	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
956246796	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/25/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/9/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
620188191	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $497,229.23 is underdisclosed from calculated Finance Charge of $522,387.80 in the amount of $25,158.57. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
623225151	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/19/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/19/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $799,568.90 is underdisclosed from calculated Finance Charge of $842,766.25 in the amount of $43,197.35. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
722110167	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/20/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/20/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $612,894.88 is underdisclosed from calculated Finance Charge of $645,705.06 in the amount of $32,810.18. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
423869706	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/24/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/24/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $423,168.48 is underdisclosed from calculated Finance Charge of $445,303.22 in the amount of $22,134.74. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
442266291	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/25/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/13/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $736,137.64 is underdisclosed from calculated Finance Charge of $774,190.08 in the amount of $38,052.44. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
183154662	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/11/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/11/2006. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.97800% is overdisclosed from calculated APR of 6.59770% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $831,954.93 is underdisclosed from calculated Finance Charge of $869,094.47 in the amount of $37,139.54. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
271910817	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.88600% is underdisclosed from calculated APR of 7.20980% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,001,377.28 is underdisclosed from calculated Finance Charge of $1,090,989.34 in the amount of $89,612.06. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
701663852	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.88200% is underdisclosed from calculated APR of 7.20073% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $695,116.86 is underdisclosed from calculated Finance Charge of $756,963.88 in the amount of $61,847.02. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
562029408	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/27/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/27/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $842,663.34 is underdisclosed from calculated Finance Charge of $886,735.66 in the amount of $44,072.32. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
517248234	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/4/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/4/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.99400% is underdisclosed from calculated APR of 7.24509% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $837,216.14 is underdisclosed from calculated Finance Charge of $907,273.66 in the amount of $70,057.52. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
621830547	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/6/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/6/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $569,045.94 is underdisclosed from calculated Finance Charge of $598,791.31 in the amount of $29,745.37. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
776470752	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/24/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/20/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
329650020	1	ARM	Purchase	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/14/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/14/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
677500821	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/27/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/27/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
356755887	1	ARM	Purchase	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/26/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/26/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
768496289	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/12/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/12/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $903,411.63 is underdisclosed from calculated Finance Charge of $959,375.09 in the amount of $55,963.46. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
626326047	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/19/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/19/2006. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $680,930.00 is underdisclosed from calculated Finance Charge of $722,272.10 in the amount of $41,342.10. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
980926092	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.49800% is underdisclosed from calculated APR of 6.86778% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $623,838.49 is underdisclosed from calculated Finance Charge of $687,720.02 in the amount of $63,881.53. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
526998474	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $683,990.36 is underdisclosed from calculated Finance Charge of $725,967.43 in the amount of $41,977.07. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
473404122	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
373122997	1	ARM	Purchase	Primary	CA			2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $704,000.90 is underdisclosed from calculated Finance Charge of $747,055.65 in the amount of $43,054.75. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
472623903	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.09400% is underdisclosed from calculated APR of 7.47925% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $816,670.67 is underdisclosed from calculated Finance Charge of $876,483.19 in the amount of $59,812.52. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
700007292	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/8/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/20/2006. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $780,605.55 is underdisclosed from calculated Finance Charge of $821,396.81 in the amount of $40,791.26. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
505214826	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/12/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/12/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $690,730.89 is underdisclosed from calculated Finance Charge of $833,579.52 in the amount of $142,848.63. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
341509149	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $878,149.18 is underdisclosed from calculated Finance Charge of $930,313.51 in the amount of $52,164.33. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
317173509	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/22/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/31/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
675535461	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $820,812.85 is underdisclosed from calculated Finance Charge of $870,533.51 in the amount of $49,720.66. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
472685841	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/28/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/28/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $841,250.49 is underdisclosed from calculated Finance Charge of $891,824.35 in the amount of $50,573.86. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
120655224	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/26/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/26/2006. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $702,951.98 is underdisclosed from calculated Finance Charge of $745,499.82 in the amount of $42,547.84. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
661049289	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/25/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $702,284.56 is underdisclosed from calculated Finance Charge of $744,983.95 in the amount of $42,699.39. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
492654852	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $922,084.10 is underdisclosed from calculated Finance Charge of $969,099.77 in the amount of $47,015.67. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
712208570	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/16/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/16/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
117372510	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/23/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/16/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $685,755.40 is underdisclosed from calculated Finance Charge of $725,348.29 in the amount of $39,592.89. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
221840937	1	ARM	Refinance	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/17/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/17/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $708,333.88 is underdisclosed from calculated Finance Charge of $726,624.82 in the amount of $18,290.94. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
839517595	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
148149702	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $907,520.73 is underdisclosed from calculated Finance Charge of $939,829.70 in the amount of $32,308.97. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
505249245	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/20/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/20/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
503172324	1	ARM	Refinance	Second Home	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
942839217	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/7/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/7/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $854,388.86 is underdisclosed from calculated Finance Charge of $876,999.62 in the amount of $22,610.76. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
264372363	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $765,463.25 is underdisclosed from calculated Finance Charge of $784,538.35 in the amount of $19,075.10. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
589172238	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.98100% is underdisclosed from calculated APR of 7.35282% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $828,344.20 is underdisclosed from calculated Finance Charge of $912,597.76 in the amount of $84,253.56. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
500437062	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/4/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/4/2006. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 5/XX/2006, prior to three (3) business days from transaction date of 5/XX/2006. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
916951131	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/5/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/5/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.07300% is underdisclosed from calculated APR of 7.34756% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,060,789.78 is underdisclosed from calculated Finance Charge of $1,081,860.89 in the amount of $21,071.11. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
416257326	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/11/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/11/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
988558452	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/30/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/6/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $733,960.75 is underdisclosed from calculated Finance Charge of $777,628.10 in the amount of $43,667.35. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
272855210	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Security Instrument Error: Notary Date  was not provided - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/9/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/27/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.10600% is underdisclosed from calculated APR of 7.48504% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $696,414.48 is underdisclosed from calculated Finance Charge of $767,833.49 in the amount of $71,419.01. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
944217837	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/8/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/8/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
875672451	1	ARM	Purchase	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/15/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/15/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $977,235.80 is underdisclosed from calculated Finance Charge of $1,008,782.51 in the amount of $31,546.71. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
544182273	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/24/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/17/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $774,759.88 is underdisclosed from calculated Finance Charge of $800,682.91 in the amount of $25,923.03. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
110582307	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/5/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/28/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.11800% is underdisclosed from calculated APR of 7.41862% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $809,394.60 is underdisclosed from calculated Finance Charge of $869,991.27 in the amount of $60,596.67. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
239988771	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/25/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $947,092.52 is underdisclosed from calculated Finance Charge of $978,100.31 in the amount of $31,007.79. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
880750368	1	ARM	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
885323790	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/25/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $839,903.92 is underdisclosed from calculated Finance Charge of $867,611.86 in the amount of $27,707.94. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
952811235	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/19/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/19/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
267510222	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/25/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $813,043.30 is underdisclosed from calculated Finance Charge of $840,084.68 in the amount of $27,041.38. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
314922762	1	ARM	Refinance	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/15/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/15/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.86400% is underdisclosed from calculated APR of 7.13754% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $896,780.87 is underdisclosed from calculated Finance Charge of $963,735.67 in the amount of $66,954.80. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
701845452	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
194932872	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/11/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/11/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
144220635	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/22/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/22/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
716678604	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/1/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/1/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
447602609	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/25/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/25/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.18300% is underdisclosed from calculated APR of 7.45447% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,012,159.14 is underdisclosed from calculated Finance Charge of $1,085,992.81 in the amount of $73,833.67. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
900185913	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.52500% is underdisclosed from calculated APR of 6.79989% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $834,388.91 is underdisclosed from calculated Finance Charge of $898,715.33 in the amount of $64,326.42. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
980978040	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
650492574	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.58000% is underdisclosed from calculated APR of 6.86118% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $965,004.61 is underdisclosed from calculated Finance Charge of $1,039,578.65 in the amount of $74,574.04. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
966776256	1	ARM	Refinance	Primary	WA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Security Instrument Error: Notary Date  was not provided - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/27/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/27/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $161,901.31 is underdisclosed from calculated Finance Charge of $167,174.32 in the amount of $5,273.01. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RC	C	C	C	C	Yes	No	No	N/A
891993114	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/6/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/25/2002. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
789709577	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/21/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/21/2002. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
484142373	1	ARM	Refinance	Primary	WA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/30/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/26/2002. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
699803496	1	ARM	Purchase	Primary	TX			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
133693173	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
604526868	1	ARM	Refinance	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/9/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/10/2003. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $76,934.69 is underdisclosed from calculated Finance Charge of $78,891.87 in the amount of $1,957.18. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 6/XX/2003, prior to three (3) business days from transaction date of  6/XX/2003. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
829014156	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/26/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/26/2002. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
175030794	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
709487802	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/17/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/6/2002. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
481886631	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/23/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/23/2002. - EV2

*** (CLEARED) Missing Document: Incomplete loan images/file - EV1

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
269821908	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/30/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/30/2003. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $77,340.80 is underdisclosed from calculated Finance Charge of $77,760.38 in the amount of $419.58. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
396637845	1	ARM	Refinance	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/12/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/18/2003. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
338928732	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/3/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/2/2003. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
811159029	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
355011633	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/24/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/10/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
687406905	1	ARM	Refinance	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/25/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/11/2003. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
967802229	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/12/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/12/2003. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
337243419	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RC	C	C	C	C	Yes	N/A	N/A	No
369977652	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
953469576	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/6/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/19/2003. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
592342334	1	ARM	Refinance	Investment	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/28/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/30/2002. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
717452829	1	ARM	Refinance	Investment	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/28/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/30/2002. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
956647395	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/19/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/13/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $332,423.53 is underdisclosed from calculated Finance Charge of $332,747.59 in the amount of $324.06. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
407003589	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/27/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/27/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
810609579	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
143986869	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/19/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/22/2003. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
454721823	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

											Yes	RA	A	A	A	A	Yes	N/A	N/A	No
222003774	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/30/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/19/2003. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
195078726	1	ARM	Purchase	Primary	TX			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
127211661	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Security Instrument Error: Notary Date  was not provided - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/2/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/2/2002. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RC	C	C	C	C	Yes	N/A	N/A	No
613296090	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/4/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/4/2003. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
570243186	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/24/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/24/2003. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
153634212	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/10/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/10/2003. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
106966926	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/13/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/13/2002. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
777565656	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $89,906.12 is underdisclosed from calculated Finance Charge of $91,754.78 in the amount of $1,848.66. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
332610057	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/30/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/30/2002. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
381679938	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/3/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/5/2003. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
744940514	1	ARM	Refinance	Primary	WA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (CLEARED) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV1

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
208523268	1	ARM	Purchase	Primary	TX		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/6/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/6/2003. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
144680175	1	ARM	Purchase	Primary	TX			2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/2/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/2/2003. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
403426170	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/11/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/30/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
202573903	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
370575054	1	ARM	Purchase	Primary	WA		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $276,186.89 is underdisclosed from calculated Finance Charge of $283,355.42 in the amount of $7,168.53. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
257298444	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/15/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/5/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $231,625.03 is underdisclosed from calculated Finance Charge of $231,744.30 in the amount of $119.27. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
123804072	1	ARM	Purchase	Primary	TX			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
306867825	1	ARM	Purchase	Primary	TX			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
747422904	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/18/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/18/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $562,151.51 is underdisclosed from calculated Finance Charge of $562,202.00 in the amount of $50.49. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
360625014	1	ARM	Purchase	Primary	TX			3

*** (OPEN) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3

*** (OPEN) HUD Error: Disbursement date is earlier than note date. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.14700% is underdisclosed from calculated APR of 5.63695% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $63,218.04 is underdisclosed from calculated Finance Charge of $73,509.41 in the amount of $10,291.37. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RC	C	C	C	C	Yes	N/A	N/A	No
364448187	1	Fixed	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $112,945.07 is underdisclosed from calculated Finance Charge of $113,137.90 in the amount of $192.83. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
489975534	1	ARM	Purchase	Primary	TX			2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/27/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/27/2003. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.04600% is underdisclosed from calculated APR of 5.73007% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $109,861.51 is underdisclosed from calculated Finance Charge of $140,291.58 in the amount of $30,430.07. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
976359663	1	ARM	Refinance	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/19/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/19/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
525882591	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
855046098	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/22/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/22/2003. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
786763449	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/5/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/5/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
747126126	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/7/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/7/2003. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
657175167	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/9/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/9/2003. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $110,566.61 is underdisclosed from calculated Finance Charge of $114,885.94 in the amount of $4,319.33. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
610452936	1	ARM	Refinance	Primary	WA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/1/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/19/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.99000% is underdisclosed from calculated APR of 6.30774% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $229,104.10 is underdisclosed from calculated Finance Charge of $270,225.52 in the amount of $41,121.42. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
832746420	1	ARM	Refinance	Primary	WA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $310,175.21 is underdisclosed from calculated Finance Charge of $317,221.60 in the amount of $7,046.39. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
993690315	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
375833790	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/20/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/24/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
635628735	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/23/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/23/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $221,742.46 is underdisclosed from calculated Finance Charge of $237,351.70 in the amount of $15,609.24. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
859352979	1	ARM	Refinance	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/12/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/3/2003. - EV2

*** (OPEN) RTC Error:  Right to Cancel signature date is blank. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
632086281	1	ARM	Refinance	Investment	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/30/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/18/2004. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
205561233	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/21/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/20/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
333644095	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/13/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/22/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
808363827	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $331,235.93 is underdisclosed from calculated Finance Charge of $341,654.85 in the amount of $10,418.92. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
622353024	1	ARM	Refinance	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/12/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/6/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $150,914.99 is underdisclosed from calculated Finance Charge of $153,851.07 in the amount of $2,936.08. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
700653645	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
868186944	1	ARM	Refinance	Primary	NV			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/29/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/24/2004. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
807850341	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
186973839	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/16/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/15/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $429,171.14 is underdisclosed from calculated Finance Charge of $434,783.05 in the amount of $5,611.91. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
878330900	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/2/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/2/2004. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
218159622	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/2/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/2/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $479,374.77 is underdisclosed from calculated Finance Charge of $492,039.73 in the amount of $12,664.96. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
958048992	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/9/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/15/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $178,224.62 is underdisclosed from calculated Finance Charge of $181,225.91 in the amount of $3,001.29. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
544242213	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/23/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/1/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $415,493.20 is underdisclosed from calculated Finance Charge of $422,481.46 in the amount of $6,988.26. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
752445801	1	ARM	Purchase	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/27/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/20/2004. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
740489025	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/3/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/3/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $329,585.94 is underdisclosed from calculated Finance Charge of $329,758.33 in the amount of $172.39. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
568912518	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/24/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/24/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $346,712.57 is underdisclosed from calculated Finance Charge of $349,062.29 in the amount of $2,349.72. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
176759064	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $311,658.77 is underdisclosed from calculated Finance Charge of $318,921.01 in the amount of $7,262.24. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
246036717	1	ARM	Refinance	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/30/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/30/2004. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
632377479	1	ARM	Refinance	Investment	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/22/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/22/2004. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
610222167	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $72,816.03 is underdisclosed from calculated Finance Charge of $79,322.16 in the amount of $6,506.13. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
795926277	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/26/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/9/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $144,437.52 is underdisclosed from calculated Finance Charge of $146,974.68 in the amount of $2,537.16. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
171452376	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $297,641.23 is underdisclosed from calculated Finance Charge of $300,874.32 in the amount of $3,233.09. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
716057226	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/3/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/15/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $465,775.94 is underdisclosed from calculated Finance Charge of $480,537.14 in the amount of $14,761.20. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
170198631	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/3/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/19/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $450,616.40 is underdisclosed from calculated Finance Charge of $455,227.84 in the amount of $4,611.44. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
329974029	1	ARM	Refinance	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/30/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/30/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $183,476.97 is underdisclosed from calculated Finance Charge of $188,787.22 in the amount of $5,310.25. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
597066223	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/26/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/7/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $281,168.44 is underdisclosed from calculated Finance Charge of $281,627.05 in the amount of $458.61. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
326190483	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $263,557.76 is underdisclosed from calculated Finance Charge of $279,057.29 in the amount of $15,499.53. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
920305773	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $293,613.63 is underdisclosed from calculated Finance Charge of $303,863.78 in the amount of $10,250.15. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
731421846	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
159640200	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/13/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/11/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 4.33600% is underdisclosed from calculated APR of 5.15639% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $349,320.69 is underdisclosed from calculated Finance Charge of $448,132.96 in the amount of $98,812.27. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
272773953	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/4/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/2/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $328,546.26 is underdisclosed from calculated Finance Charge of $335,808.35 in the amount of $7,262.09. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
386133480	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $241,836.08 is underdisclosed from calculated Finance Charge of $247,382.35 in the amount of $5,546.27. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
258895845	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $492,111.44 is underdisclosed from calculated Finance Charge of $505,999.73 in the amount of $13,888.29. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
852995151	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/16/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/16/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
277873848	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/8/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/8/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $327,790.41 is underdisclosed from calculated Finance Charge of $332,646.22 in the amount of $4,855.81. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
287550761	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/30/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/30/2004. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
857948193	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Security Instrument Error: Notary Date  was not provided - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/2/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/2/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $248,584.92 is underdisclosed from calculated Finance Charge of $258,107.46 in the amount of $9,522.54. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RC	C	C	C	C	Yes	No	No	N/A
812790396	1	ARM	Refinance	Primary	CA			2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
340483176	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/10/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/10/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
735721542	1	ARM	Refinance	Second Home	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/23/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/28/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $250,455.62 is underdisclosed from calculated Finance Charge of $252,957.37 in the amount of $2,501.75. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
504706788	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $360,580.14 is underdisclosed from calculated Finance Charge of $368,603.95 in the amount of $8,023.81. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
602830566	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $378,096.36 is underdisclosed from calculated Finance Charge of $378,141.11 in the amount of $44.75. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 9/XX/2004, prior to three (3) business days from transaction date of  9/XX/2004. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
271977750	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $714,370.70 is underdisclosed from calculated Finance Charge of $751,515.05 in the amount of $37,144.35. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
182758059	1	ARM	Purchase	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/10/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/10/2004. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
500014485	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/19/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/25/2004. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $382,878.04 is underdisclosed from calculated Finance Charge of $387,901.19 in the amount of $5,023.15. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
474560964	1	ARM	Refinance	Primary	WA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/29/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/29/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
364056579	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/3/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/2/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $421,702.08 is underdisclosed from calculated Finance Charge of $428,874.03 in the amount of $7,171.95. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
603553842	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.47800% is underdisclosed from calculated APR of 5.75307% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $496,540.68 is underdisclosed from calculated Finance Charge of $536,399.39 in the amount of $39,858.71. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
265305429	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/12/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/12/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $271,044.18 is underdisclosed from calculated Finance Charge of $274,616.22 in the amount of $3,572.04. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
799536281	1	ARM	Refinance	Second Home	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/16/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/16/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $380,551.94 is underdisclosed from calculated Finance Charge of $385,199.71 in the amount of $4,647.77. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
794409795	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/27/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/27/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
215358426	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/1/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/1/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $345,718.36 is underdisclosed from calculated Finance Charge of $358,476.75 in the amount of $12,758.39. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
134476389	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/11/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/29/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $161,406.44 is underdisclosed from calculated Finance Charge of $163,777.64 in the amount of $2,371.20. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
885054060	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/9/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/9/2004. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $404,443.33 is underdisclosed from calculated Finance Charge of $418,759.46 in the amount of $14,316.13. - EV2

*** (CLEARED) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV1

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
255832024	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/29/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/29/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
870189939	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
754213032	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $481,530.99 is underdisclosed from calculated Finance Charge of $505,204.68 in the amount of $23,673.69. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
190766043	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
705672621	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/19/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/19/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $211,048.00 is underdisclosed from calculated Finance Charge of $219,578.30 in the amount of $8,530.30. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
960861177	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/9/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/12/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $204,849.30 is underdisclosed from calculated Finance Charge of $206,851.07 in the amount of $2,001.77. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
779726493	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/25/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/25/2004. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
134345520	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/7/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/7/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $456,770.23 is underdisclosed from calculated Finance Charge of $468,042.60 in the amount of $11,272.37. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
177410412	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/26/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/21/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $502,307.37 is underdisclosed from calculated Finance Charge of $516,122.32 in the amount of $13,814.95. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
273378348	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $343,340.00 is underdisclosed from calculated Finance Charge of $349,123.68 in the amount of $5,783.68. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
967749282	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/6/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/6/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
919930149	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/1/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/1/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $259,047.96 is underdisclosed from calculated Finance Charge of $267,764.45 in the amount of $8,716.49. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
843423732	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/17/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/15/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $283,635.28 is underdisclosed from calculated Finance Charge of $288,974.52 in the amount of $5,339.24. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
602131266	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $470,205.71 is underdisclosed from calculated Finance Charge of $485,025.36 in the amount of $14,819.65. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
743682573	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/8/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/8/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $118,603.19 is underdisclosed from calculated Finance Charge of $123,738.38 in the amount of $5,135.19. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
967265766	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/9/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/5/2004. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
583966449	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/26/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/7/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $215,028.70 is underdisclosed from calculated Finance Charge of $218,925.31 in the amount of $3,896.61. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
604972422	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/29/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/29/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $484,788.52 is underdisclosed from calculated Finance Charge of $485,105.62 in the amount of $317.10. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
773648577	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/16/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/14/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
412271316	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/26/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/26/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $513,794.53 is underdisclosed from calculated Finance Charge of $513,920.96 in the amount of $126.43. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
890067042	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
436770792	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/8/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/8/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $419,280.59 is underdisclosed from calculated Finance Charge of $428,620.91 in the amount of $9,340.32. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
945026028	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/20/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/20/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $360,457.79 is underdisclosed from calculated Finance Charge of $365,848.81 in the amount of $5,391.02. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
362193444	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/18/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/26/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
986325687	1	ARM	Refinance	Investment	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
844379775	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/1/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/1/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $406,346.58 is underdisclosed from calculated Finance Charge of $413,624.55 in the amount of $7,277.97. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
813008178	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/25/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/18/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
135903960	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/22/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/22/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
607973418	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
719734545	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.04600% is underdisclosed from calculated APR of 5.34886% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $248,699.37 is underdisclosed from calculated Finance Charge of $271,850.10 in the amount of $23,150.73. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
680578740	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $414,466.44 is underdisclosed from calculated Finance Charge of $431,546.66 in the amount of $17,080.22. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
662466870	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $509,064.64 is underdisclosed from calculated Finance Charge of $529,143.49 in the amount of $20,078.85. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
807631560	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/20/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $288,480.29 is underdisclosed from calculated Finance Charge of $302,474.04 in the amount of $13,993.75. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
330660009	1	ARM	Refinance	Investment	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/29/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/29/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
244529226	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/16/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/28/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
270311418	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/2/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/2/2005. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
265847886	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/3/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/3/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $300,772.34 is underdisclosed from calculated Finance Charge of $300,948.52 in the amount of $176.18. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
993123882	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
300080619	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $474,658.93 is underdisclosed from calculated Finance Charge of $497,920.38 in the amount of $23,261.45. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
633675690	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.65100% is underdisclosed from calculated APR of 5.95974% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $382,004.83 is underdisclosed from calculated Finance Charge of $404,275.32 in the amount of $22,270.49. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
217803978	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.46600% is underdisclosed from calculated APR of 5.78773% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $290,739.04 is underdisclosed from calculated Finance Charge of $317,933.48 in the amount of $27,194.44. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
879987132	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $542,986.35 is underdisclosed from calculated Finance Charge of $581,111.83 in the amount of $38,125.48. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
311405283	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/11/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/1/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $187,043.62 is underdisclosed from calculated Finance Charge of $194,699.45 in the amount of $7,655.83. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
826696476	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/25/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,086,783.41 is underdisclosed from calculated Finance Charge of $1,134,146.87 in the amount of $47,363.46. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
555595848	1	ARM	Purchase	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/3/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/26/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
724218986	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/23/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/2/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $486,751.88 is underdisclosed from calculated Finance Charge of $508,920.55 in the amount of $22,168.67. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
237480282	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $796,785.96 is underdisclosed from calculated Finance Charge of $797,105.61 in the amount of $319.65. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
286145568	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.70800% is underdisclosed from calculated APR of 6.20151% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $371,734.49 is underdisclosed from calculated Finance Charge of $426,418.76 in the amount of $54,684.27. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
550148301	1	ARM	Refinance	Investment	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
725509764	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/24/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/16/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
946429623	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/24/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/24/2004. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
482572944	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/13/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.79300% is underdisclosed from calculated APR of 6.11270% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $492,763.61 is underdisclosed from calculated Finance Charge of $540,082.32 in the amount of $47,318.71. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
386691921	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.80800% is underdisclosed from calculated APR of 6.11061% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $937,792.05 is underdisclosed from calculated Finance Charge of $1,021,920.23 in the amount of $84,128.18. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
400291308	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/16/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/5/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $478,549.21 is underdisclosed from calculated Finance Charge of $511,205.96 in the amount of $32,656.75. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
629647722	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/6/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/5/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $735,080.51 is underdisclosed from calculated Finance Charge of $773,929.72 in the amount of $38,849.21. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
210774015	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.24000% is underdisclosed from calculated APR of 5.58641% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $113,653.17 is underdisclosed from calculated Finance Charge of $123,072.89 in the amount of $9,419.72. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
909603486	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.00400% is underdisclosed from calculated APR of 6.32722% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $482,428.70 is underdisclosed from calculated Finance Charge of $528,434.81 in the amount of $46,006.11. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
794391813	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/26/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/5/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.89500% is underdisclosed from calculated APR of 6.17918% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $211,099.38 is underdisclosed from calculated Finance Charge of $248,839.34 in the amount of $37,739.96. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
757930311	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $841,330.47 is underdisclosed from calculated Finance Charge of $898,064.75 in the amount of $56,734.28. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
429413157	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/1/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/1/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $477,494.23 is underdisclosed from calculated Finance Charge of $501,693.30 in the amount of $24,199.07. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
378597024	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/10/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $132,524.90 is underdisclosed from calculated Finance Charge of $138,795.30 in the amount of $6,270.40. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
108601290	1	ARM	Purchase	Primary	TX			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/23/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/23/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $117,168.58 is underdisclosed from calculated Finance Charge of $129,523.90 in the amount of $12,355.32. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
130676193	1	ARM	Refinance	Primary	WA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/3/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/3/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $293,593.47 is underdisclosed from calculated Finance Charge of $306,255.92 in the amount of $12,662.45. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 6/XX/2005, prior to three (3) business days from transaction date of 6/XX/2005. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
461679858	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/20/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.70400% is underdisclosed from calculated APR of 6.00374% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $691,870.95 is underdisclosed from calculated Finance Charge of $752,862.47 in the amount of $60,991.52. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
665606727	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
191702106	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $453,711.35 is underdisclosed from calculated Finance Charge of $482,421.62 in the amount of $28,710.27. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
699997302	1	ARM	Refinance	Primary	CA			3

*** (OPEN) HUD Error: Disbursement date is earlier than final TIL signature date. - EV3

*** (OPEN) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3

*** (OPEN) HUD Error: Disbursement date is earlier than note date. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $812,742.73 is underdisclosed from calculated Finance Charge of $864,355.62 in the amount of $51,612.89. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 4/XX/2005, prior to three (3) business days from transaction date of 5/XX/2005. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RC	C	C	C	C	Yes	No	No	N/A
744261993	1	ARM	Refinance	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  GFE Used For Fee Testing: Missing Final HUD-1: Good Faith Estimate used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/11/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/11/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $474,611.22 is underdisclosed from calculated Finance Charge of $519,634.09 in the amount of $45,022.87. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
507226266	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/7/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/7/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $489,891.20 is underdisclosed from calculated Finance Charge of $523,223.74 in the amount of $33,332.54. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
916359723	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
582761655	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.62500% is underdisclosed from calculated APR of 5.88374% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $815,624.77 is underdisclosed from calculated Finance Charge of $849,135.33 in the amount of $33,510.56. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 7/XX/2005, prior to three (3) business days from transaction date of 7/XX/2005. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
437740821	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $770,559.50 is underdisclosed from calculated Finance Charge of $836,560.65 in the amount of $66,001.15. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
502726770	1	ARM	Refinance	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/29/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/12/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $112,995.14 is underdisclosed from calculated Finance Charge of $118,465.94 in the amount of $5,470.80. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
326673000	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.84600% is underdisclosed from calculated APR of 6.26250% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $778,708.32 is underdisclosed from calculated Finance Charge of $875,427.77 in the amount of $96,719.45. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
853377768	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
154455390	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/27/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/27/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $567,004.13 is underdisclosed from calculated Finance Charge of $593,047.37 in the amount of $26,043.24. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
330639030	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.03800% is underdisclosed from calculated APR of 5.36588% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $454,040.38 is underdisclosed from calculated Finance Charge of $497,935.09 in the amount of $43,894.71. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
186296941	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/26/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/18/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $608,476.64 is underdisclosed from calculated Finance Charge of $623,836.34 in the amount of $15,359.70. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
109324060	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/23/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/13/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
217392090	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $548,156.51 is underdisclosed from calculated Finance Charge of $573,874.85 in the amount of $25,718.34. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
822965691	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/21/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/21/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $514,109.36 is underdisclosed from calculated Finance Charge of $539,170.41 in the amount of $25,061.05. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
851202945	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/8/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/8/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
123526350	1	ARM	Refinance	Investment	CA			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
677760711	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.55400% is underdisclosed from calculated APR of 6.32177% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $518,232.34 is underdisclosed from calculated Finance Charge of $643,451.62 in the amount of $125,219.28. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
632397969	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/8/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/8/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $407,801.87 is underdisclosed from calculated Finance Charge of $427,201.72 in the amount of $19,399.85. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
699844455	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/5/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/5/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.51900% is underdisclosed from calculated APR of 5.78465% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $208,492.62 is underdisclosed from calculated Finance Charge of $218,129.51 in the amount of $9,636.89. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
188212599	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/5/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/5/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.48300% is underdisclosed from calculated APR of 5.75730% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $358,825.28 is underdisclosed from calculated Finance Charge of $388,144.09 in the amount of $29,318.81. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
638490870	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $486,164.01 is underdisclosed from calculated Finance Charge of $505,764.53 in the amount of $19,600.52. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
404263332	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $845,068.55 is underdisclosed from calculated Finance Charge of $888,395.62 in the amount of $43,327.07. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
526478994	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/24/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/24/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $694,490.71 is underdisclosed from calculated Finance Charge of $726,573.84 in the amount of $32,083.13. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
176347476	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/12/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.74900% is underdisclosed from calculated APR of 6.08620% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $289,958.84 is underdisclosed from calculated Finance Charge of $318,781.42 in the amount of $28,822.58. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 5/XX/2005, prior to three (3) business days from transaction date of 5/XX/2005. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
478127105	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $540,297.35 is underdisclosed from calculated Finance Charge of $564,711.79 in the amount of $24,414.44. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
451298502	1	ARM	Refinance	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/29/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/4/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $180,220.48 is underdisclosed from calculated Finance Charge of $189,038.40 in the amount of $8,817.92. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
690316992	1	ARM	Purchase	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/23/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/6/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $288,622.16 is underdisclosed from calculated Finance Charge of $326,136.36 in the amount of $37,514.20. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
410843745	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
726448824	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/26/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/26/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $620,630.24 is underdisclosed from calculated Finance Charge of $655,062.17 in the amount of $34,431.93. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
625662711	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
149214636	1	ARM	Purchase	Primary	WA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/26/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $355,819.28 is underdisclosed from calculated Finance Charge of $373,641.78 in the amount of $17,822.50. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
348878772	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/18/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/18/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $877,875.86 is underdisclosed from calculated Finance Charge of $920,821.93 in the amount of $42,946.07. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
620261118	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/23/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/23/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $513,961.43 is underdisclosed from calculated Finance Charge of $536,869.52 in the amount of $22,908.09. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
784813401	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $428,801.68 is underdisclosed from calculated Finance Charge of $456,318.38 in the amount of $27,516.70. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
414481104	1	ARM	Refinance	Primary	NV		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/2/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/2/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	No
421101477	1	ARM	Refinance	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/30/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/7/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $198,316.36 is underdisclosed from calculated Finance Charge of $208,074.13 in the amount of $9,757.77. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on  7/XX/2005, prior to three (3) business days from transaction date of 6/XX/2005. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (CLEARED) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV1

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
874152972	1	ARM	Refinance	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/10/2005. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
508029462	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/9/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/9/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $538,760.52 is underdisclosed from calculated Finance Charge of $566,203.88 in the amount of $27,443.36. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
987232779	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $693,243.65 is underdisclosed from calculated Finance Charge of $728,040.03 in the amount of $34,796.38. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
750170079	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
315298386	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/24/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/22/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
454120425	1	ARM	Purchase	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $518,921.66 is underdisclosed from calculated Finance Charge of $551,660.65 in the amount of $32,738.99. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
129474396	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $513,020.58 is underdisclosed from calculated Finance Charge of $514,068.81 in the amount of $1,048.23. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
368869308	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
854669475	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $348,555.77 is underdisclosed from calculated Finance Charge of $367,571.30 in the amount of $19,015.53. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
808416774	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/12/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/11/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
867899232	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/8/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/6/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.01900% is underdisclosed from calculated APR of 6.28946% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $270,608.08 is underdisclosed from calculated Finance Charge of $292,127.35 in the amount of $21,519.27. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RD	D	D	D	D	Yes	No	No	No
705641652	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/13/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/6/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $506,581.51 is underdisclosed from calculated Finance Charge of $509,946.05 in the amount of $3,364.54. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
560633805	1	ARM	Refinance	Primary	CA		*** (OPEN) Final Title Policy is Missing - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/9/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/9/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.18400% is underdisclosed from calculated APR of 6.43571% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $559,496.90 is underdisclosed from calculated Finance Charge of $605,351.51 in the amount of $45,854.61. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
319573107	1	ARM	Purchase	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $830,144.67 is underdisclosed from calculated Finance Charge of $869,344.16 in the amount of $39,199.49. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
782115102	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.15000% is underdisclosed from calculated APR of 6.40966% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $700,978.10 is underdisclosed from calculated Finance Charge of $755,994.90 in the amount of $55,016.80. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
594069336	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.55600% is underdisclosed from calculated APR of 5.82746% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $267,804.72 is underdisclosed from calculated Finance Charge of $289,408.03 in the amount of $21,603.31. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
369162468	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $402,185.48 is underdisclosed from calculated Finance Charge of $423,872.70 in the amount of $21,687.22. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
712187100	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/20/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/20/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
515554929	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $497,258.66 is underdisclosed from calculated Finance Charge of $528,967.46 in the amount of $31,708.80. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
797981220	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.00800% is underdisclosed from calculated APR of 6.30822% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $333,992.97 is underdisclosed from calculated Finance Charge of $364,767.61 in the amount of $30,774.64. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	No
606427965	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/7/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/7/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $674,151.23 is underdisclosed from calculated Finance Charge of $706,392.29 in the amount of $32,241.06. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
375975648	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/26/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/19/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $698,128.97 is underdisclosed from calculated Finance Charge of $735,971.75 in the amount of $37,842.78. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
662506830	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/30/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/15/2004. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
282566151	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $96,619.35 is underdisclosed from calculated Finance Charge of $96,742.61 in the amount of $123.26. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
675539784	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/3/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/3/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $508,070.30 is underdisclosed from calculated Finance Charge of $530,735.14 in the amount of $22,664.84. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
977007015	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
652398948	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/12/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/1/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $142,289.37 is underdisclosed from calculated Finance Charge of $145,295.71 in the amount of $3,006.34. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
875832291	1	ARM	Purchase	Primary	TX			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.31900% is underdisclosed from calculated APR of 6.05818% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $121,701.07 is underdisclosed from calculated Finance Charge of $157,978.14 in the amount of $36,277.07. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
252885861	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/20/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/7/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $491,100.65 is underdisclosed from calculated Finance Charge of $504,363.03 in the amount of $13,262.38. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
694510794	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/30/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/12/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $694,658.21 is underdisclosed from calculated Finance Charge of $705,882.50 in the amount of $11,224.29. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
256562181	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/3/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/3/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
766715517	1	ARM	Refinance	Investment	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/27/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/6/2004. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
211576212	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/27/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/27/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
851710437	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/7/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/7/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.25200% is underdisclosed from calculated APR of 6.09080% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $163,179.39 is underdisclosed from calculated Finance Charge of $205,047.53 in the amount of $41,868.14. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
987423588	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) HUD Error: Disbursement date is earlier than final TIL signature date. - EV3

*** (OPEN) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.48300% is underdisclosed from calculated APR of 5.75057% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $145,704.35 is underdisclosed from calculated Finance Charge of $156,521.78 in the amount of $10,817.43. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RC	C	C	C	C	Yes	N/A	N/A	No
576322101	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/23/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/23/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 4.89000% is underdisclosed from calculated APR of 5.14490% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $329,285.83 is underdisclosed from calculated Finance Charge of $354,003.57 in the amount of $24,717.74. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
691901406	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/20/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/20/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $430,320.48 is underdisclosed from calculated Finance Charge of $446,503.70 in the amount of $16,183.22. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
255934809	1	ARM	Refinance	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/3/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/1/2004. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
899976123	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/20/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/20/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $428,094.57 is underdisclosed from calculated Finance Charge of $454,554.32 in the amount of $26,459.75. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
544592862	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/12/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/12/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $479,753.26 is underdisclosed from calculated Finance Charge of $497,137.70 in the amount of $17,384.44. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
484032483	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $723,365.84 is underdisclosed from calculated Finance Charge of $750,832.15 in the amount of $27,466.31. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
147799053	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/18/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/18/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.29200% is underdisclosed from calculated APR of 5.55944% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $489,619.10 is underdisclosed from calculated Finance Charge of $525,100.11 in the amount of $35,481.01. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
512885601	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/22/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $269,241.63 is underdisclosed from calculated Finance Charge of $283,863.61 in the amount of $14,621.98. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
285069645	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/21/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $551,377.65 is underdisclosed from calculated Finance Charge of $583,531.80 in the amount of $32,154.15. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
909651438	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $320,181.85 is underdisclosed from calculated Finance Charge of $337,835.40 in the amount of $17,653.55. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
512196291	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/10/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $675,275.06 is underdisclosed from calculated Finance Charge of $713,655.67 in the amount of $38,380.61. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
277075647	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.56800% is underdisclosed from calculated APR of 5.89364% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $759,233.24 is underdisclosed from calculated Finance Charge of $830,752.41 in the amount of $71,519.17. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
976339683	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/13/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/13/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
836531631	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/14/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/31/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $466,375.73 is underdisclosed from calculated Finance Charge of $484,585.36 in the amount of $18,209.63. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
163945890	1	ARM	Refinance	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/10/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
994899105	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/24/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/24/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $425,974.65 is underdisclosed from calculated Finance Charge of $444,001.93 in the amount of $18,027.28. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
800949249	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $428,091.25 is underdisclosed from calculated Finance Charge of $445,645.56 in the amount of $17,554.31. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
755540703	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/8/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/8/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.69300% is underdisclosed from calculated APR of 6.02074% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $656,790.31 is underdisclosed from calculated Finance Charge of $719,305.89 in the amount of $62,515.58. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
420627951	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/18/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/18/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $403,488.08 is underdisclosed from calculated Finance Charge of $420,909.61 in the amount of $17,421.53. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
963851184	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/22/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $711,451.17 is underdisclosed from calculated Finance Charge of $751,951.72 in the amount of $40,500.55. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
857576565	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $599,189.68 is underdisclosed from calculated Finance Charge of $623,356.92 in the amount of $24,167.24. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
443778777	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
476648874	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $468,492.06 is underdisclosed from calculated Finance Charge of $484,328.12 in the amount of $15,836.06. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
526162311	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/2/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/2/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $508,983.06 is underdisclosed from calculated Finance Charge of $537,198.92 in the amount of $28,215.86. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
721148130	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $619,100.03 is underdisclosed from calculated Finance Charge of $647,061.55 in the amount of $27,961.52. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
980265753	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/5/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/5/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
340693965	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/3/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/3/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $394,708.46 is underdisclosed from calculated Finance Charge of $395,504.99 in the amount of $796.53. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
468748782	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/7/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/28/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.68600% is underdisclosed from calculated APR of 6.01239% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $561,535.18 is underdisclosed from calculated Finance Charge of $615,887.83 in the amount of $54,352.65. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
636376986	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/3/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/3/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
220629150	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/12/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/8/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $507,207.13 is underdisclosed from calculated Finance Charge of $529,794.70 in the amount of $22,587.57. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
573643782	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/14/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $620,266.67 is underdisclosed from calculated Finance Charge of $620,436.49 in the amount of $169.82. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
181743075	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/5/2005. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
836767395	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/12/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/12/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $338,490.56 is underdisclosed from calculated Finance Charge of $364,330.14 in the amount of $25,839.58. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
590869539	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/26/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/22/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $591,402.87 is underdisclosed from calculated Finance Charge of $606,544.45 in the amount of $15,141.58. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
803702493	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $500,370.89 is underdisclosed from calculated Finance Charge of $500,420.55 in the amount of $49.66. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
699764535	1	ARM	Purchase	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.15100% is underdisclosed from calculated APR of 5.47606% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $452,469.18 is underdisclosed from calculated Finance Charge of $496,724.96 in the amount of $44,255.78. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
960130908	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/11/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/11/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $470,005.45 is underdisclosed from calculated Finance Charge of $504,283.08 in the amount of $34,277.63. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
278127594	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $601,821.20 is underdisclosed from calculated Finance Charge of $620,667.28 in the amount of $18,846.08. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
755046198	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.75200% is underdisclosed from calculated APR of 6.07909% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $967,752.18 is underdisclosed from calculated Finance Charge of $1,060,876.27 in the amount of $93,124.09. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
132617977	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 4.95700% is underdisclosed from calculated APR of 5.22244% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $434,415.56 is underdisclosed from calculated Finance Charge of $478,267.72 in the amount of $43,852.16. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
111280608	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
145197657	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/20/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/20/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $436,158.24 is underdisclosed from calculated Finance Charge of $456,506.97 in the amount of $20,348.73. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
794689515	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $410,155.97 is underdisclosed from calculated Finance Charge of $439,863.90 in the amount of $29,707.93. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
390290319	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $771,420.42 is underdisclosed from calculated Finance Charge of $779,490.76 in the amount of $8,070.34. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
497287215	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/8/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/8/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
179245575	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/15/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/4/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $445,490.37 is underdisclosed from calculated Finance Charge of $476,303.54 in the amount of $30,813.17. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
387476136	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) HUD Error: Disbursement date is blank. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/26/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/1/2005. - EV2

											Yes	RC	C	C	C	C	No	N/A	N/A	N/A
649786563	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/26/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/26/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $528,830.06 is underdisclosed from calculated Finance Charge of $564,879.28 in the amount of $36,049.22. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
461042130	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/7/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $462,720.08 is underdisclosed from calculated Finance Charge of $484,134.41 in the amount of $21,414.33. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
798512688	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/27/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/20/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $361,972.59 is underdisclosed from calculated Finance Charge of $379,835.83 in the amount of $17,863.24. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
711265023	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/20/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/20/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $671,268.34 is underdisclosed from calculated Finance Charge of $702,477.38 in the amount of $31,209.04. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
716558724	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $571,679.21 is underdisclosed from calculated Finance Charge of $599,143.98 in the amount of $27,464.77. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 7/XX/2005, prior to three (3) business days from transaction date of 7/XX/2005. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
658642698	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/21/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/20/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
992774232	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/27/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/27/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $432,107.27 is underdisclosed from calculated Finance Charge of $452,221.97 in the amount of $20,114.70. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
582108309	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/27/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/27/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $377,219.61 is underdisclosed from calculated Finance Charge of $387,268.91 in the amount of $10,049.30. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
988759251	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/29/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/29/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $508,513.40 is underdisclosed from calculated Finance Charge of $531,399.33 in the amount of $22,885.93. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
574447977	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/4/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/23/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.14000% is underdisclosed from calculated APR of 6.42956% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $297,547.32 is underdisclosed from calculated Finance Charge of $324,538.52 in the amount of $26,991.20. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
984667347	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.02200% is underdisclosed from calculated APR of 6.32838% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $544,085.25 is underdisclosed from calculated Finance Charge of $574,751.99 in the amount of $30,666.74. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
951164883	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/28/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
230877891	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/29/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/29/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $360,996.78 is underdisclosed from calculated Finance Charge of $377,816.78 in the amount of $16,820.00. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
330708960	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $364,550.40 is underdisclosed from calculated Finance Charge of $368,910.95 in the amount of $4,360.55. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
154995849	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/31/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
198767034	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
715659624	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/29/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/29/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $448,031.54 is underdisclosed from calculated Finance Charge of $464,046.80 in the amount of $16,015.26. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
981862155	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/23/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/23/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $438,320.71 is underdisclosed from calculated Finance Charge of $460,860.50 in the amount of $22,539.79. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
354686958	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $623,780.45 is underdisclosed from calculated Finance Charge of $656,481.37 in the amount of $32,700.92. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
568357074	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
834181983	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/4/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.15000% is underdisclosed from calculated APR of 6.43135% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $381,151.17 is underdisclosed from calculated Finance Charge of $411,552.97 in the amount of $30,401.80. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
265063671	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/27/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/27/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.16500% is underdisclosed from calculated APR of 6.48604% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $219,578.92 is underdisclosed from calculated Finance Charge of $239,955.73 in the amount of $20,376.81. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
457420122	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $481,574.95 is underdisclosed from calculated Finance Charge of $482,233.12 in the amount of $658.17. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
467752779	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/20/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/20/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $434,075.84 is underdisclosed from calculated Finance Charge of $454,231.87 in the amount of $20,156.03. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
356073626	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/5/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/6/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.12700% is underdisclosed from calculated APR of 6.40803% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $646,491.29 is underdisclosed from calculated Finance Charge of $698,402.52 in the amount of $51,911.23. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 8/XX/2005, prior to three (3) business days from transaction date of  8/XX/2006. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
127109763	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/19/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/23/2005. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
752512734	1	ARM	Refinance	Primary	CA		*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/22/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $668,374.65 is underdisclosed from calculated Finance Charge of $698,658.86 in the amount of $30,284.21. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
357726915	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $525,262.26 is underdisclosed from calculated Finance Charge of $550,342.56 in the amount of $25,080.30. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
771353874	1	ARM	Purchase	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/24/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
624874500	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/1/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/1/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.17700% is underdisclosed from calculated APR of 6.43608% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $299,579.02 is underdisclosed from calculated Finance Charge of $322,745.20 in the amount of $23,166.18. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
810786402	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/3/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/1/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.91800% is underdisclosed from calculated APR of 6.18256% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $585,207.40 is underdisclosed from calculated Finance Charge of $627,678.33 in the amount of $42,470.93. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
646024329	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/5/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/5/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.87200% is underdisclosed from calculated APR of 6.14517% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $796,664.40 is underdisclosed from calculated Finance Charge of $860,857.44 in the amount of $64,193.04. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
209115675	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.04600% is underdisclosed from calculated APR of 6.34962% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $495,890.84 is underdisclosed from calculated Finance Charge of $536,910.60 in the amount of $41,019.76. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
831773394	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/2/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/2/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
628520850	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/24/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/24/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $479,209.57 is underdisclosed from calculated Finance Charge of $486,994.71 in the amount of $7,785.14. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
752621625	1	ARM	Refinance	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/16/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/16/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,130,328.42 is underdisclosed from calculated Finance Charge of $1,190,171.73 in the amount of $59,843.31. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
887148963	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/12/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/12/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $447,566.85 is underdisclosed from calculated Finance Charge of $467,580.10 in the amount of $20,013.25. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
989546463	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/6/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/6/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
214652133	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/13/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/13/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.08400% is underdisclosed from calculated APR of 6.80484% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $335,303.61 is underdisclosed from calculated Finance Charge of $408,903.60 in the amount of $73,599.99. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
779413806	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/16/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/12/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $843,339.22 is underdisclosed from calculated Finance Charge of $884,488.68 in the amount of $41,149.46. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
422707501	1	ARM	Refinance	Second Home	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/16/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.03100% is underdisclosed from calculated APR of 6.30306% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $699,841.42 is underdisclosed from calculated Finance Charge of $721,521.33 in the amount of $21,679.91. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
410240349	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/8/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/8/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $276,135.13 is underdisclosed from calculated Finance Charge of $313,837.22 in the amount of $37,702.09. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
727831440	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/14/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/14/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on  8/XX/2005, prior to three (3) business days from transaction date of  8/XX/2005. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
456928614	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/21/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/21/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.12700% is underdisclosed from calculated APR of 6.38276% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $674,985.37 is underdisclosed from calculated Finance Charge of $727,801.95 in the amount of $52,816.58. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
387611001	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/14/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/14/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.94900% is underdisclosed from calculated APR of 6.22731% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $350,873.51 is underdisclosed from calculated Finance Charge of $379,168.13 in the amount of $28,294.62. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
351405243	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $635,452.09 is underdisclosed from calculated Finance Charge of $636,511.11 in the amount of $1,059.02. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
107423469	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/14/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/14/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
203696100	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $295,788.31 is underdisclosed from calculated Finance Charge of $296,906.33 in the amount of $1,118.02. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
450550998	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/18/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/18/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $616,044.90 is underdisclosed from calculated Finance Charge of $648,693.43 in the amount of $32,648.53. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
505061433	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/12/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/8/2005. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
762185052	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/8/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $632,298.83 is underdisclosed from calculated Finance Charge of $665,961.79 in the amount of $33,662.96. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
438799520	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/4/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/28/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.20400% is underdisclosed from calculated APR of 7.03649% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $697,691.42 is underdisclosed from calculated Finance Charge of $782,318.57 in the amount of $84,627.15. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
484261254	1	ARM	Refinance	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/11/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/23/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $366,354.60 is underdisclosed from calculated Finance Charge of $382,908.67 in the amount of $16,554.07. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
466519014	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/18/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/22/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
523427049	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/12/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/5/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $517,359.08 is underdisclosed from calculated Finance Charge of $546,185.76 in the amount of $28,826.68. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
845488665	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/29/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/29/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
503740755	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $361,371.35 is underdisclosed from calculated Finance Charge of $380,892.74 in the amount of $19,521.39. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
550215234	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/14/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/14/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $439,339.23 is underdisclosed from calculated Finance Charge of $462,743.87 in the amount of $23,404.64. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
237206556	1	ARM	Refinance	Investment	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/23/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/16/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
605779614	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $323,132.96 is underdisclosed from calculated Finance Charge of $338,808.31 in the amount of $15,675.35. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
941926131	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/24/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/8/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $743,640.57 is underdisclosed from calculated Finance Charge of $783,605.04 in the amount of $39,964.47. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
122413464	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/20/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $598,187.83 is underdisclosed from calculated Finance Charge of $629,638.01 in the amount of $31,450.18. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
256424319	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/27/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/27/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $777,727.15 is underdisclosed from calculated Finance Charge of $819,819.50 in the amount of $42,092.35. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
469296234	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/16/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/5/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $401,607.56 is underdisclosed from calculated Finance Charge of $422,791.59 in the amount of $21,184.03. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
693385922	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/15/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/15/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $250,973.34 is underdisclosed from calculated Finance Charge of $251,994.98 in the amount of $1,021.64. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
236275488	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/1/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/1/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $690,248.47 is underdisclosed from calculated Finance Charge of $727,288.39 in the amount of $37,039.92. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
895869234	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $709,683.58 is underdisclosed from calculated Finance Charge of $746,820.81 in the amount of $37,137.23. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
891376731	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/2/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/2/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $507,039.31 is underdisclosed from calculated Finance Charge of $533,923.91 in the amount of $26,884.60. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
232991775	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/15/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/15/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $278,077.25 is underdisclosed from calculated Finance Charge of $290,406.61 in the amount of $12,329.36. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
266425308	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/19/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/12/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $562,825.43 is underdisclosed from calculated Finance Charge of $591,966.38 in the amount of $29,140.95. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
345446208	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $792,789.81 is underdisclosed from calculated Finance Charge of $835,100.37 in the amount of $42,310.56. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
581871546	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/20/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/15/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $459,925.98 is underdisclosed from calculated Finance Charge of $484,265.35 in the amount of $24,339.37. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
218645136	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/12/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/12/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $452,647.04 is underdisclosed from calculated Finance Charge of $454,826.68 in the amount of $2,179.64. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
354777867	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/21/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
758891349	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.11500% is underdisclosed from calculated APR of 7.33792% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $884,630.41 is underdisclosed from calculated Finance Charge of $1,005,343.77 in the amount of $120,713.36. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
306699993	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/29/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/29/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.53300% is underdisclosed from calculated APR of 6.80151% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $793,402.58 is underdisclosed from calculated Finance Charge of $850,978.99 in the amount of $57,576.41. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
314900784	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/6/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/19/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.21700% is underdisclosed from calculated APR of 6.48295% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $653,051.15 is underdisclosed from calculated Finance Charge of $702,631.30 in the amount of $49,580.15. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
126803070	1	ARM	Refinance	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/7/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/7/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $493,069.75 is underdisclosed from calculated Finance Charge of $530,024.95 in the amount of $36,955.20. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
149021829	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $798,789.82 is underdisclosed from calculated Finance Charge of $836,361.86 in the amount of $37,572.04. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
916122960	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/17/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/17/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
743435820	1	ARM	Purchase	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/19/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/5/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $999,745.41 is underdisclosed from calculated Finance Charge of $1,048,151.67 in the amount of $48,406.26. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
531690777	1	ARM	Purchase	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $673,265.13 is underdisclosed from calculated Finance Charge of $704,177.93 in the amount of $30,912.80. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
254952332	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.39600% is underdisclosed from calculated APR of 6.72820% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $657,393.87 is underdisclosed from calculated Finance Charge of $698,188.22 in the amount of $40,794.35. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
588328408	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $917,552.22 is underdisclosed from calculated Finance Charge of $962,878.47 in the amount of $45,326.25. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
792368838	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/28/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $614,362.51 is underdisclosed from calculated Finance Charge of $643,309.33 in the amount of $28,946.82. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
735695568	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/5/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/5/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $668,968.15 is underdisclosed from calculated Finance Charge of $693,208.72 in the amount of $24,240.57. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
409930659	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $719,136.68 is underdisclosed from calculated Finance Charge of $769,358.94 in the amount of $50,222.26. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
540472986	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/16/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/4/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $636,274.25 is underdisclosed from calculated Finance Charge of $680,004.86 in the amount of $43,730.61. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
435407157	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $648,797.99 is underdisclosed from calculated Finance Charge of $662,133.14 in the amount of $13,335.15. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
389422188	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
385039575	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/1/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/1/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $653,125.63 is underdisclosed from calculated Finance Charge of $653,554.28 in the amount of $428.65. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
269008722	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $450,962.13 is underdisclosed from calculated Finance Charge of $469,158.35 in the amount of $18,196.22. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
260731008	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $332,631.73 is underdisclosed from calculated Finance Charge of $347,924.90 in the amount of $15,293.17. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
185428386	1	ARM	Purchase	Investment	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/3/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/3/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
905181912	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/14/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/13/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
751907340	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/23/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/23/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $675,112.46 is underdisclosed from calculated Finance Charge of $721,807.76 in the amount of $46,695.30. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
657092589	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/6/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/6/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
173822004	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $682,850.92 is underdisclosed from calculated Finance Charge of $713,582.53 in the amount of $30,731.61. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
305697922	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $691,468.68 is underdisclosed from calculated Finance Charge of $706,503.07 in the amount of $15,034.39. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
170111956	1	ARM	Purchase	Primary	TX			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/28/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $165,122.61 is underdisclosed from calculated Finance Charge of $166,411.26 in the amount of $1,288.65. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
924683391	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/21/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/21/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $847,807.69 is underdisclosed from calculated Finance Charge of $887,097.25 in the amount of $39,289.56. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
115592292	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
115157727	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/3/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/13/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $749,403.68 is underdisclosed from calculated Finance Charge of $784,088.79 in the amount of $34,685.11. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
949169880	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/11/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/6/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $588,121.33 is underdisclosed from calculated Finance Charge of $614,633.86 in the amount of $26,512.53. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
654100245	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/5/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/3/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $847,766.02 is underdisclosed from calculated Finance Charge of $887,324.09 in the amount of $39,558.07. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
311512176	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $721,101.54 is underdisclosed from calculated Finance Charge of $721,289.35 in the amount of $187.81. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
767040192	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $671,420.73 is underdisclosed from calculated Finance Charge of $701,538.78 in the amount of $30,118.05. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
352329318	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $698,969.80 is underdisclosed from calculated Finance Charge of $732,390.60 in the amount of $33,420.80. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
469222308	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/18/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/18/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $633,423.14 is underdisclosed from calculated Finance Charge of $663,066.85 in the amount of $29,643.71. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
935005059	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/19/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/19/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $696,638.55 is underdisclosed from calculated Finance Charge of $728,876.00 in the amount of $32,237.45. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
249997752	1	ARM	Refinance	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/20/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/20/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $126,207.24 is underdisclosed from calculated Finance Charge of $131,530.13 in the amount of $5,322.89. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
981581436	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/18/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $661,813.15 is underdisclosed from calculated Finance Charge of $690,955.36 in the amount of $29,142.21. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
971651376	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $690,451.21 is underdisclosed from calculated Finance Charge of $716,690.94 in the amount of $26,239.73. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
196677126	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/2/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/2/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
230927841	1	ARM	Refinance	Primary	CA			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $410,745.77 is underdisclosed from calculated Finance Charge of $429,975.45 in the amount of $19,229.68. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
797792409	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/29/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $299,015.23 is underdisclosed from calculated Finance Charge of $312,732.58 in the amount of $13,717.35. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
708371919	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/19/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/28/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $713,021.73 is underdisclosed from calculated Finance Charge of $713,507.97 in the amount of $486.24. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
229881888	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/2/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/23/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $715,746.14 is underdisclosed from calculated Finance Charge of $733,798.55 in the amount of $18,052.41. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
528369102	1	ARM	Purchase	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/16/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/16/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $638,388.15 is underdisclosed from calculated Finance Charge of $655,422.82 in the amount of $17,034.67. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
822147788	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $434,685.80 is underdisclosed from calculated Finance Charge of $464,553.53 in the amount of $29,867.73. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
656443899	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/4/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/1/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.51000% is underdisclosed from calculated APR of 6.88269% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $316,965.27 is underdisclosed from calculated Finance Charge of $351,024.19 in the amount of $34,058.92. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
706207086	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/16/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/11/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $750,298.83 is underdisclosed from calculated Finance Charge of $784,043.00 in the amount of $33,744.17. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
709973316	1	ARM	Purchase	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/14/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/7/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $690,122.52 is underdisclosed from calculated Finance Charge of $723,569.63 in the amount of $33,447.11. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
182366655	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/2/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/2/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $702,018.64 is underdisclosed from calculated Finance Charge of $734,335.18 in the amount of $32,316.54. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
624229146	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $571,603.76 is underdisclosed from calculated Finance Charge of $599,683.47 in the amount of $28,079.71. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
782517699	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/25/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $309,105.16 is underdisclosed from calculated Finance Charge of $323,462.19 in the amount of $14,357.03. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
227654118	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/29/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/29/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
904758336	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/5/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/4/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.53100% is underdisclosed from calculated APR of 6.93260% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $650,758.54 is underdisclosed from calculated Finance Charge of $718,175.37 in the amount of $67,416.83. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
511220268	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/23/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/15/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $629,246.73 is underdisclosed from calculated Finance Charge of $658,515.99 in the amount of $29,269.26. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
152105742	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/20/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/20/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.84300% is underdisclosed from calculated APR of 6.10627% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $664,075.98 is underdisclosed from calculated Finance Charge of $714,149.77 in the amount of $50,073.79. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
540655803	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.44700% is underdisclosed from calculated APR of 6.71118% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $693,574.95 is underdisclosed from calculated Finance Charge of $744,986.57 in the amount of $51,411.62. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
321036642	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/4/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/4/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $672,290.92 is underdisclosed from calculated Finance Charge of $705,048.55 in the amount of $32,757.63. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
992816190	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/10/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
163824012	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/5/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/5/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $673,923.45 is underdisclosed from calculated Finance Charge of $705,390.20 in the amount of $31,466.75. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
662458878	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $598,667.12 is underdisclosed from calculated Finance Charge of $613,665.72 in the amount of $14,998.60. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
616816566	1	ARM	Refinance	Primary	CA			2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.84100% is underdisclosed from calculated APR of 6.20914% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $621,222.12 is underdisclosed from calculated Finance Charge of $688,969.03 in the amount of $67,746.91. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
504755739	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/7/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/7/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.49300% is underdisclosed from calculated APR of 6.75576% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $686,292.65 is underdisclosed from calculated Finance Charge of $737,025.79 in the amount of $50,733.14. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
448109966	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/6/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $679,869.81 is underdisclosed from calculated Finance Charge of $711,482.88 in the amount of $31,613.07. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
888792318	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.59500% is underdisclosed from calculated APR of 6.85752% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $509,999.11 is underdisclosed from calculated Finance Charge of $547,657.88 in the amount of $37,658.77. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
500614884	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/14/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/14/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $633,032.92 is underdisclosed from calculated Finance Charge of $662,576.65 in the amount of $29,543.73. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
150706143	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/5/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.48100% is underdisclosed from calculated APR of 6.74622% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $941,226.14 is underdisclosed from calculated Finance Charge of $1,011,387.72 in the amount of $70,161.58. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
388449162	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/22/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $898,987.79 is underdisclosed from calculated Finance Charge of $940,478.62 in the amount of $41,490.83. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
146529324	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/7/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/2/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.49800% is underdisclosed from calculated APR of 6.76842% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $867,101.81 is underdisclosed from calculated Finance Charge of $884,742.59 in the amount of $17,640.78. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
105738935	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/2/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/2/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $601,318.08 is underdisclosed from calculated Finance Charge of $624,276.89 in the amount of $22,958.81. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
909234855	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/14/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/14/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $419,621.38 is underdisclosed from calculated Finance Charge of $439,109.33 in the amount of $19,487.95. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
716811471	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/30/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $306,562.09 is underdisclosed from calculated Finance Charge of $320,650.75 in the amount of $14,088.66. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
205415379	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.89400% is underdisclosed from calculated APR of 6.15835% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $643,514.25 is underdisclosed from calculated Finance Charge of $692,502.45 in the amount of $48,988.20. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
245063691	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $666,829.70 is underdisclosed from calculated Finance Charge of $707,210.22 in the amount of $40,380.52. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
599300100	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/23/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/23/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.83800% is underdisclosed from calculated APR of 6.09968% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $617,194.93 is underdisclosed from calculated Finance Charge of $664,093.34 in the amount of $46,898.41. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
128171433	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/12/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/24/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $442,148.53 is underdisclosed from calculated Finance Charge of $473,840.32 in the amount of $31,691.79. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
905752341	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/11/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/11/2005. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
804375819	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.84800% is underdisclosed from calculated APR of 6.23691% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $459,970.06 is underdisclosed from calculated Finance Charge of $512,990.21 in the amount of $53,020.15. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
839489670	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	N/A
147052800	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $912,208.39 is underdisclosed from calculated Finance Charge of $958,059.29 in the amount of $45,850.90. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
430482087	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/20/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/20/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
286543170	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/4/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/4/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $289,676.67 is underdisclosed from calculated Finance Charge of $306,306.31 in the amount of $16,629.64. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
157903938	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/29/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/29/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $636,742.44 is underdisclosed from calculated Finance Charge of $637,982.61 in the amount of $1,240.17. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
156058785	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/6/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $704,787.50 is underdisclosed from calculated Finance Charge of $745,617.69 in the amount of $40,830.19. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
246669084	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $735,480.01 is underdisclosed from calculated Finance Charge of $779,740.00 in the amount of $44,259.99. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
194256549	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/26/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/10/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,049,557.26 is underdisclosed from calculated Finance Charge of $1,112,303.23 in the amount of $62,745.97. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
867458673	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.05900% is underdisclosed from calculated APR of 6.37680% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $756,540.20 is underdisclosed from calculated Finance Charge of $823,811.21 in the amount of $67,271.01. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
309582108	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/21/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/21/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
696092211	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/5/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/5/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.98700% is underdisclosed from calculated APR of 6.29222% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $514,333.62 is underdisclosed from calculated Finance Charge of $559,385.97 in the amount of $45,052.35. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
384926688	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/20/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/22/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.65200% is underdisclosed from calculated APR of 6.96435% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $668,205.26 is underdisclosed from calculated Finance Charge of $726,238.06 in the amount of $58,032.80. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
672067260	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $368,573.45 is underdisclosed from calculated Finance Charge of $391,789.23 in the amount of $23,215.78. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
652274073	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/10/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $551,405.62 is underdisclosed from calculated Finance Charge of $565,735.66 in the amount of $14,330.04. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
315357327	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.70700% is underdisclosed from calculated APR of 7.03342% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $958,129.46 is underdisclosed from calculated Finance Charge of $1,041,777.19 in the amount of $83,647.73. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 2/XX/2006, prior to three (3) business days from transaction date of 2/XX/2006. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
539674785	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/1/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/1/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $352,808.36 is underdisclosed from calculated Finance Charge of $372,844.33 in the amount of $20,035.97. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	No
168403428	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/17/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/17/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $702,346.51 is underdisclosed from calculated Finance Charge of $744,695.73 in the amount of $42,349.22. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
297619683	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.00900% is underdisclosed from calculated APR of 6.32271% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $832,300.62 is underdisclosed from calculated Finance Charge of $906,372.25 in the amount of $74,071.63. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
649014336	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/12/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/12/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $789,736.56 is underdisclosed from calculated Finance Charge of $839,747.95 in the amount of $50,011.39. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
271444284	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/27/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $545,592.57 is underdisclosed from calculated Finance Charge of $579,047.98 in the amount of $33,455.41. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
442388169	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/24/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/4/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.61500% is underdisclosed from calculated APR of 6.92255% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $400,705.50 is underdisclosed from calculated Finance Charge of $435,842.86 in the amount of $35,137.36. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
975647376	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/9/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/9/2006. - EV2

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
907574517	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/1/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/1/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $596,237.39 is underdisclosed from calculated Finance Charge of $631,723.74 in the amount of $35,486.35. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
221589406	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/4/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/4/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $900,116.31 is underdisclosed from calculated Finance Charge of $958,288.41 in the amount of $58,172.10. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
145881972	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.12900% is underdisclosed from calculated APR of 6.44715% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $586,660.31 is underdisclosed from calculated Finance Charge of $639,561.63 in the amount of $52,901.32. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
754686558	1	ARM	Refinance	Investment	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/22/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/18/2006. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
132684183	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/2/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/12/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,031,481.52 is underdisclosed from calculated Finance Charge of $1,092,156.52 in the amount of $60,675.00. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
282868848	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/30/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/30/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $802,169.56 is underdisclosed from calculated Finance Charge of $848,106.02 in the amount of $45,936.46. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
214532253	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.65900% is underdisclosed from calculated APR of 7.05769% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $953,476.06 is underdisclosed from calculated Finance Charge of $1,015,889.61 in the amount of $62,413.55. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
511774713	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/19/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/19/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $683,969.21 is underdisclosed from calculated Finance Charge of $721,061.88 in the amount of $37,092.67. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
489211299	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/18/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/18/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.83200% is underdisclosed from calculated APR of 7.11308% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $565,136.01 is underdisclosed from calculated Finance Charge of $600,808.09 in the amount of $35,672.08. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 2/XX/2006, prior to three (3) business days from transaction date of 2/XX/2006. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
300588111	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $795,312.75 is underdisclosed from calculated Finance Charge of $842,812.36 in the amount of $47,499.61. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
422512065	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/19/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/19/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $665,207.77 is underdisclosed from calculated Finance Charge of $705,131.68 in the amount of $39,923.91. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
187234578	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $601,515.82 is underdisclosed from calculated Finance Charge of $638,584.61 in the amount of $37,068.79. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
818429751	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
478753767	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/1/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/1/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,164,204.49 is underdisclosed from calculated Finance Charge of $1,225,519.18 in the amount of $61,314.69. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
851415732	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/25/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/25/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $785,934.80 is underdisclosed from calculated Finance Charge of $831,610.87 in the amount of $45,676.07. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
716717565	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/28/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,110,112.12 is underdisclosed from calculated Finance Charge of $1,147,840.39 in the amount of $37,728.27. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
602864532	1	ARM	Refinance	Primary	CA			2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.11000% is underdisclosed from calculated APR of 6.51369% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $586,612.89 is underdisclosed from calculated Finance Charge of $643,072.74 in the amount of $56,459.85. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
376672950	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/3/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/3/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.94700% is underdisclosed from calculated APR of 7.33830% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $733,699.07 is underdisclosed from calculated Finance Charge of $803,945.81 in the amount of $70,246.74. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
210309861	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/7/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/7/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $655,649.76 is underdisclosed from calculated Finance Charge of $694,131.85 in the amount of $38,482.09. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
918439641	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/27/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/27/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $934,319.34 is underdisclosed from calculated Finance Charge of $989,275.04 in the amount of $54,955.70. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
264623112	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $541,504.38 is underdisclosed from calculated Finance Charge of $557,657.15 in the amount of $16,152.77. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
389298312	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $719,764.98 is underdisclosed from calculated Finance Charge of $757,100.71 in the amount of $37,335.73. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
167320512	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.85800% is underdisclosed from calculated APR of 7.16912% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $962,675.05 is underdisclosed from calculated Finance Charge of $1,042,909.40 in the amount of $80,234.35. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
559671768	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
643803552	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/23/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/23/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $712,674.08 is underdisclosed from calculated Finance Charge of $733,668.59 in the amount of $20,994.51. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
901192905	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/24/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/24/2006. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $806,572.86 is underdisclosed from calculated Finance Charge of $855,063.64 in the amount of $48,490.78. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
921188889	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/2/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/2/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $718,560.62 is underdisclosed from calculated Finance Charge of $760,721.65 in the amount of $42,161.03. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
894610494	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $661,045.13 is underdisclosed from calculated Finance Charge of $701,545.38 in the amount of $40,500.25. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
643541814	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $862,746.17 is underdisclosed from calculated Finance Charge of $913,472.46 in the amount of $50,726.29. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
629020350	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/23/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/23/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $428,860.94 is underdisclosed from calculated Finance Charge of $454,225.26 in the amount of $25,364.32. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
432729837	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $838,124.69 is underdisclosed from calculated Finance Charge of $888,375.81 in the amount of $50,251.12. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
402118479	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/17/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/17/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.34000% is underdisclosed from calculated APR of 6.68290% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $501,004.12 is underdisclosed from calculated Finance Charge of $546,285.19 in the amount of $45,281.07. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
330372297	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/27/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/27/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $632,958.54 is underdisclosed from calculated Finance Charge of $671,033.35 in the amount of $38,074.81. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
867597534	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/12/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/12/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,064,922.70 is underdisclosed from calculated Finance Charge of $1,122,390.55 in the amount of $57,467.85. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
839486673	1	ARM	Purchase	Primary	NV		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $230,253.40 is underdisclosed from calculated Finance Charge of $243,882.73 in the amount of $13,629.33. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
705312981	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/23/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/20/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $761,623.33 is underdisclosed from calculated Finance Charge of $805,694.47 in the amount of $44,071.14. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
840994164	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.54900% is underdisclosed from calculated APR of 6.85921% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $671,260.85 is underdisclosed from calculated Finance Charge of $729,749.34 in the amount of $58,488.49. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
842293863	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/14/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/14/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $648,871.61 is underdisclosed from calculated Finance Charge of $681,897.08 in the amount of $33,025.47. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
891041067	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/8/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/5/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.71100% is underdisclosed from calculated APR of 7.02941% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $742,642.24 is underdisclosed from calculated Finance Charge of $807,697.50 in the amount of $65,055.26. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
206738582	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.11300% is underdisclosed from calculated APR of 6.42551% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $642,292.46 is underdisclosed from calculated Finance Charge of $697,608.83 in the amount of $55,316.37. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
965637396	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $620,369.41 is underdisclosed from calculated Finance Charge of $658,693.47 in the amount of $38,324.06. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
486542970	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/1/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/1/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.52200% is underdisclosed from calculated APR of 6.83652% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $673,044.80 is underdisclosed from calculated Finance Charge of $732,355.08 in the amount of $59,310.28. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
272813913	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.70500% is underdisclosed from calculated APR of 7.01912% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $671,016.64 is underdisclosed from calculated Finance Charge of $729,927.31 in the amount of $58,910.67. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
661602735	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/7/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/7/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $594,742.98 is underdisclosed from calculated Finance Charge of $629,974.06 in the amount of $35,231.08. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
750098149	1	ARM	Refinance	Primary	WA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $224,519.69 is underdisclosed from calculated Finance Charge of $245,143.16 in the amount of $20,623.47. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
505741752	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/24/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/24/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.69100% is underdisclosed from calculated APR of 6.99740% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $381,872.66 is underdisclosed from calculated Finance Charge of $414,992.74 in the amount of $33,120.08. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
971855172	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/10/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/10/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $900,316.16 is underdisclosed from calculated Finance Charge of $968,321.96 in the amount of $68,005.80. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
114171714	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/4/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/4/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.16300% is underdisclosed from calculated APR of 6.47610% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $593,894.48 is underdisclosed from calculated Finance Charge of $647,989.53 in the amount of $54,095.05. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
887026086	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/20/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/10/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
825301709	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/10/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/8/2006. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.60400% is underdisclosed from calculated APR of 6.91759% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $764,957.69 is underdisclosed from calculated Finance Charge of $833,051.69 in the amount of $68,094.00. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
676159164	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/16/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/16/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.71500% is underdisclosed from calculated APR of 7.01980% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $741,367.59 is underdisclosed from calculated Finance Charge of $805,901.21 in the amount of $64,533.62. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
500389110	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/13/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/13/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $726,031.41 is underdisclosed from calculated Finance Charge of $764,822.37 in the amount of $38,790.96. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
386615997	1	ARM	Refinance	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $257,869.47 is underdisclosed from calculated Finance Charge of $268,306.95 in the amount of $10,437.48. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	No
125683109	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/11/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/11/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $770,696.02 is underdisclosed from calculated Finance Charge of $818,031.22 in the amount of $47,335.20. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (CLEARED) Missing Document: Incomplete loan images/file - EV1

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
472063464	1	ARM	Refinance	Primary	CA			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $971,510.05 is underdisclosed from calculated Finance Charge of $1,030,510.01 in the amount of $58,999.96. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
284204511	1	ARM	Refinance	Primary	CA			2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $851,402.19 is underdisclosed from calculated Finance Charge of $879,795.13 in the amount of $28,392.94. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
227028744	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/23/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/12/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.57600% is overdisclosed from calculated APR of 6.28812% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $701,612.51 is underdisclosed from calculated Finance Charge of $744,349.69 in the amount of $42,737.18. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
326936736	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/1/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/1/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
795622581	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/16/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/8/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $780,200.94 is underdisclosed from calculated Finance Charge of $813,203.97 in the amount of $33,003.03. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
209444346	1	ARM	Refinance	Primary	CA			3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/4/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/4/2006. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $679,487.02 is underdisclosed from calculated Finance Charge of $721,112.33 in the amount of $41,625.31. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
795462741	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $734,736.70 is underdisclosed from calculated Finance Charge of $779,522.94 in the amount of $44,786.24. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
438923637	1	ARM	Refinance	Primary	CA			2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $853,463.75 is underdisclosed from calculated Finance Charge of $906,418.34 in the amount of $52,954.59. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
221043735	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/25/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $744,441.78 is underdisclosed from calculated Finance Charge of $790,133.23 in the amount of $45,691.45. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 5/XX/2006, prior to three (3) business days from transaction date of 5/XX/2006. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
512372115	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/7/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/7/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,657,060.77 is underdisclosed from calculated Finance Charge of $1,757,000.27 in the amount of $99,939.50. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
801235962	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $714,353.55 is underdisclosed from calculated Finance Charge of $757,876.68 in the amount of $43,523.13. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
404085510	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $907,678.74 is underdisclosed from calculated Finance Charge of $908,041.40 in the amount of $362.66. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
188769042	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/7/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/3/2006. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $834,747.56 is underdisclosed from calculated Finance Charge of $862,145.37 in the amount of $27,397.81. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
759332907	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $763,362.38 is underdisclosed from calculated Finance Charge of $812,255.71 in the amount of $48,893.33. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
627269103	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/12/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/12/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $886,665.51 is underdisclosed from calculated Finance Charge of $916,689.18 in the amount of $30,023.67. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
857243898	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/24/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/24/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,000,291.57 is underdisclosed from calculated Finance Charge of $1,033,803.68 in the amount of $33,512.11. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
810477711	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/16/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/16/2006. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $941,271.56 is underdisclosed from calculated Finance Charge of $1,000,983.43 in the amount of $59,711.87. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
794721483	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
424079496	1	ARM	Refinance	Primary	CA		*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/1/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/1/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
413596989	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/18/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/18/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $777,404.71 is underdisclosed from calculated Finance Charge of $828,561.20 in the amount of $51,156.49. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
861390747	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/18/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/18/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $909,251.14 is underdisclosed from calculated Finance Charge of $939,377.19 in the amount of $30,126.05. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
651703528	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/8/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/8/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $838,369.93 is underdisclosed from calculated Finance Charge of $871,199.06 in the amount of $32,829.13. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	N/A
383935680	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/26/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/26/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,374,770.80 is underdisclosed from calculated Finance Charge of $1,420,297.61 in the amount of $45,526.81. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
459646893	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/7/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/4/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $780,108.12 is underdisclosed from calculated Finance Charge of $805,809.99 in the amount of $25,701.87. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
299678022	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/9/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/9/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
687822797	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/25/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/25/2006. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.14100% is underdisclosed from calculated APR of 7.40448% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,262,244.57 is underdisclosed from calculated Finance Charge of $1,353,579.87 in the amount of $91,335.30. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
263118618	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/15/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/15/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.36500% is underdisclosed from calculated APR of 7.63720% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $793,935.85 is underdisclosed from calculated Finance Charge of $850,196.15 in the amount of $56,260.30. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
656952390	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.13600% is underdisclosed from calculated APR of 7.40903% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $776,448.79 is underdisclosed from calculated Finance Charge of $833,480.13 in the amount of $57,031.34. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
828658512	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/13/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/17/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $767,303.44 is underdisclosed from calculated Finance Charge of $799,201.25 in the amount of $31,897.81. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
124354521	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of  2/1/1991 which is XX month(s) prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was  9/1/1990.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
494815689	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
431218350	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
521210268	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
528158313	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
956863179	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	1

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

											Yes	RA	A	A	A	A	No	N/A	N/A	N/A
295874829	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/5/1999 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/5/1999. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
340487172	1	Fixed	Purchase	Primary	TX			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
937292769	1	ARM	Refinance	Primary	TX			2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $59,027.22 is underdisclosed from calculated Finance Charge of $60,526.65 in the amount of $1,499.43. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
294595110	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/28/2001 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/28/2001. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
278283438	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
820889289	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/28/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/4/2002. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $115,046.78 is underdisclosed from calculated Finance Charge of $122,067.51 in the amount of $7,020.73. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
883557558	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
396367236	1	Fixed	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $134,646.45 is underdisclosed from calculated Finance Charge of $134,909.20 in the amount of $262.75. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
770933295	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
479122398	1	ARM	Refinance	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/11/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/11/2001. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 3/XX/2002, prior to three (3) business days from transaction date of 3/XX/2002. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
404160435	1	ARM	Refinance	Primary	TX			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/28/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/28/2002. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $106,259.90 is underdisclosed from calculated Finance Charge of $110,322.76 in the amount of $4,062.86. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
915043041	1	ARM	Purchase	Primary	TX			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
237153609	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) HUD Error: Disbursement date is earlier than final TIL signature date. - EV3 *** (OPEN) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3		Yes	RC	C	C	C	C	Yes	N/A	N/A	No
145217637	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/10/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/14/2002. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
240913477	1	Fixed	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
750678570	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/30/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/31/2002. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
497977324	1	ARM	Purchase	Second Home	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/30/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/30/2002. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
119586294	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $50,573.45 is underdisclosed from calculated Finance Charge of $50,971.77 in the amount of $398.32. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
249420330	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/20/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/20/2002. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
866860272	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/17/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/17/2002. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.09600% is underdisclosed from calculated APR of 6.88253% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $106,406.19 is underdisclosed from calculated Finance Charge of $124,986.31 in the amount of $18,580.12. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
846076077	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/8/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/8/2002. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
338792868	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
684435879	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/23/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/11/2002. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
159277563	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/27/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/14/2002. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
607932459	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/2/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/2/2002. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
522749727	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/4/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/4/2002. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
225818955	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
503165331	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/25/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/12/2003. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
239122638	1	Fixed	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) HUD Error: Disbursement date is earlier than note date. - EV3

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $72,449.03 is underdisclosed from calculated Finance Charge of $72,549.62 in the amount of $100.59. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RC	C	C	C	C	Yes	N/A	N/A	No
979916103	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
703527768	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/11/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/2/2002. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
191321487	1	ARM	Refinance	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/7/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/7/2002. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 8/XX/2002, prior to three (3) business days from transaction date of 8/XX/2002. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
978663357	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/2/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/2/2002. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
784996218	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/16/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/16/2002. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
710372916	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
729093177	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/26/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/3/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RD	D	D	D	D	Yes	N/A	N/A	No
936110952	1	ARM	Purchase	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/24/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/24/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
535507956	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $129,521.71 is underdisclosed from calculated Finance Charge of $132,178.88 in the amount of $2,657.17. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
224363412	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
545987466	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/21/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/20/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
104005890	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
150780069	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/21/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/21/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 4.83500% is underdisclosed from calculated APR of 5.65204% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $391,752.48 is underdisclosed from calculated Finance Charge of $495,173.81 in the amount of $103,421.33. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
254542203	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/19/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/21/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $310,450.95 is underdisclosed from calculated Finance Charge of $310,904.28 in the amount of $453.33. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
630915453	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/20/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/20/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
779315904	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/21/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/21/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
478983537	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $555,500.02 is underdisclosed from calculated Finance Charge of $568,524.43 in the amount of $13,024.41. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
996794208	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $385,317.24 is underdisclosed from calculated Finance Charge of $390,103.75 in the amount of $4,786.51. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
767074158	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/11/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/11/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
299518650	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/5/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/8/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $613,586.98 is underdisclosed from calculated Finance Charge of $632,637.69 in the amount of $19,050.71. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
393848757	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/2/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/2/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
377265357	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $569,700.53 is underdisclosed from calculated Finance Charge of $582,128.35 in the amount of $12,427.82. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
633985380	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
853353792	1	ARM	Refinance	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
883922193	1	ARM	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
959443596	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/25/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/25/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $211,923.25 is underdisclosed from calculated Finance Charge of $212,110.60 in the amount of $187.35. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
467275257	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/22/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $518,935.42 is underdisclosed from calculated Finance Charge of $542,701.60 in the amount of $23,766.18. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
329964026	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
350273376	1	ARM	Refinance	Second Home	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $234,613.49 is underdisclosed from calculated Finance Charge of $236,646.27 in the amount of $2,032.78. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
291223907	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/21/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/21/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $516,923.23 is underdisclosed from calculated Finance Charge of $521,419.42 in the amount of $4,496.19. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
506191302	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/27/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/27/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $476,319.32 is underdisclosed from calculated Finance Charge of $479,921.31 in the amount of $3,601.99. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
617642739	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/25/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/25/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $331,988.69 is underdisclosed from calculated Finance Charge of $334,833.47 in the amount of $2,844.78. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
790363845	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/14/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/14/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
778677543	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/16/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/16/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 4.93000% is overdisclosed from calculated APR of 4.02841% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $311,150.18 is underdisclosed from calculated Finance Charge of $314,773.80 in the amount of $3,623.62. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
971292735	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/17/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/28/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $474,127.73 is underdisclosed from calculated Finance Charge of $485,324.71 in the amount of $11,196.98. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
520985493	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/9/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/9/2004. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
136342521	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/16/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/16/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $186,958.45 is underdisclosed from calculated Finance Charge of $190,917.67 in the amount of $3,959.22. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 7/XX/2004, prior to three (3) business days from transaction date of 7/XX/2004. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
993140865	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/1/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/1/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $572,959.00 is underdisclosed from calculated Finance Charge of $575,278.58 in the amount of $2,319.58. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
837853308	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/18/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/18/2004. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
673125201	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/28/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/28/2004. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
969229800	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $410,415.06 is underdisclosed from calculated Finance Charge of $410,487.63 in the amount of $72.57. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
498898602	1	ARM	Refinance	Primary	CA			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $261,386.49 is underdisclosed from calculated Finance Charge of $263,587.23 in the amount of $2,200.74. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
731782485	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/5/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/5/2004. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.30600% is underdisclosed from calculated APR of 5.62840% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $494,425.01 is underdisclosed from calculated Finance Charge of $541,788.01 in the amount of $47,363.00. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (CLEARED) Missing Document: Incomplete loan images/file - EV1

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
781544673	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $507,321.46 is underdisclosed from calculated Finance Charge of $510,227.74 in the amount of $2,906.28. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
742114143	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $462,752.91 is underdisclosed from calculated Finance Charge of $463,127.20 in the amount of $374.29. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
192004460	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/23/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/23/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $218,818.85 is underdisclosed from calculated Finance Charge of $231,550.34 in the amount of $12,731.49. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
791034174	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/23/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/3/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
372750876	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/5/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/21/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $584,894.33 is underdisclosed from calculated Finance Charge of $614,304.46 in the amount of $29,410.13. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
287264448	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $70,607.02 is underdisclosed from calculated Finance Charge of $71,877.48 in the amount of $1,270.46. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
531303165	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
115066818	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $233,276.09 is underdisclosed from calculated Finance Charge of $234,564.11 in the amount of $1,288.02. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
232946820	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/18/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/15/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $536,289.18 is underdisclosed from calculated Finance Charge of $547,923.36 in the amount of $11,634.18. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
491623884	1	ARM	Refinance	Primary	CA			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $395,653.73 is underdisclosed from calculated Finance Charge of $403,877.10 in the amount of $8,223.37. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
734386878	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/10/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/10/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $135,248.04 is underdisclosed from calculated Finance Charge of $139,298.06 in the amount of $4,050.02. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
103484412	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/17/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/2/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $264,262.63 is underdisclosed from calculated Finance Charge of $271,824.90 in the amount of $7,562.27. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
231905862	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/23/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/23/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $169,988.05 is underdisclosed from calculated Finance Charge of $171,949.80 in the amount of $1,961.75. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
692489817	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/8/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/8/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $510,338.37 is underdisclosed from calculated Finance Charge of $516,272.09 in the amount of $5,933.72. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
592420986	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/14/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/14/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $341,861.50 is underdisclosed from calculated Finance Charge of $353,057.82 in the amount of $11,196.32. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
342680976	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $170,749.38 is underdisclosed from calculated Finance Charge of $175,572.69 in the amount of $4,823.31. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
520394085	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $234,452.72 is underdisclosed from calculated Finance Charge of $240,796.95 in the amount of $6,344.23. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
961009029	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/18/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/18/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $353,399.69 is underdisclosed from calculated Finance Charge of $359,613.29 in the amount of $6,213.60. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
813526659	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/9/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/9/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $324,342.33 is underdisclosed from calculated Finance Charge of $342,612.54 in the amount of $18,270.21. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
234369264	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/5/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/5/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $399,153.43 is underdisclosed from calculated Finance Charge of $407,639.03 in the amount of $8,485.60. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
973754271	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/27/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/27/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $305,982.52 is underdisclosed from calculated Finance Charge of $309,964.94 in the amount of $3,982.42. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
339385275	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/21/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/21/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
712792494	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $820,264.30 is underdisclosed from calculated Finance Charge of $835,227.87 in the amount of $14,963.57. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
455343201	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/11/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/10/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $361,334.96 is underdisclosed from calculated Finance Charge of $371,972.35 in the amount of $10,637.39. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
322680996	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/26/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/21/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $433,288.66 is underdisclosed from calculated Finance Charge of $441,624.90 in the amount of $8,336.24. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
647007756	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/18/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/18/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $384,981.08 is underdisclosed from calculated Finance Charge of $390,384.43 in the amount of $5,403.35. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
808683507	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3	*** (OPEN) Security Instrument Error: Notary Date was not provided - EV3		Yes	RC	C	C	C	C	No	N/A	N/A	N/A
250954794	1	ARM	Purchase	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/1/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/30/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
983622393	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $560,857.93 is underdisclosed from calculated Finance Charge of $570,388.84 in the amount of $9,530.91. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
184784031	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
372337290	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/11/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/28/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $587,407.68 is underdisclosed from calculated Finance Charge of $591,565.45 in the amount of $4,157.77. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
499226274	1	ARM	Refinance	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/21/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/10/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $145,303.89 is underdisclosed from calculated Finance Charge of $151,999.07 in the amount of $6,695.18. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RD	D	D	D	D	Yes	No	No	No
965255778	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/22/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/22/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $208,441.50 is underdisclosed from calculated Finance Charge of $214,387.65 in the amount of $5,946.15. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
496344159	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/13/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/13/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $473,114.66 is underdisclosed from calculated Finance Charge of $483,236.10 in the amount of $10,121.44. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
892370736	1	ARM	Refinance	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/28/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/28/2004. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.07200% is underdisclosed from calculated APR of 5.83465% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $134,388.38 is underdisclosed from calculated Finance Charge of $166,856.11 in the amount of $32,467.73. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
117863019	1	ARM	Refinance	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/6/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/6/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $222,526.44 is underdisclosed from calculated Finance Charge of $240,002.58 in the amount of $17,476.14. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
650739609	1	ARM	Purchase	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/4/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/30/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $524,018.55 is underdisclosed from calculated Finance Charge of $553,122.21 in the amount of $29,103.66. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
593373033	1	ARM	Refinance	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/23/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/16/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	No
346491162	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/21/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/21/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $221,729.82 is underdisclosed from calculated Finance Charge of $227,533.83 in the amount of $5,804.01. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
965465568	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/17/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/15/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $341,914.78 is underdisclosed from calculated Finance Charge of $351,484.84 in the amount of $9,570.06. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
313131555	1	ARM	Purchase	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/4/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/4/2004. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
833053113	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/4/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/4/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $654,156.97 is underdisclosed from calculated Finance Charge of $678,628.92 in the amount of $24,471.95. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
157515327	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.24800% is underdisclosed from calculated APR of 5.55483% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $605,928.25 is underdisclosed from calculated Finance Charge of $661,042.67 in the amount of $55,114.42. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
552083364	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $140,669.00 is underdisclosed from calculated Finance Charge of $147,136.01 in the amount of $6,467.01. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
316013670	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/17/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/17/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $687,955.30 is underdisclosed from calculated Finance Charge of $688,267.34 in the amount of $312.04. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
995039964	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $724,282.18 is underdisclosed from calculated Finance Charge of $769,510.49 in the amount of $45,228.31. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
171390733	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $640,223.76 is underdisclosed from calculated Finance Charge of $672,188.15 in the amount of $31,964.39. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
297965736	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.15900% is underdisclosed from calculated APR of 6.46326% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $548,553.93 is underdisclosed from calculated Finance Charge of $592,144.69 in the amount of $43,590.76. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
780456762	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $217,055.53 is underdisclosed from calculated Finance Charge of $227,065.08 in the amount of $10,009.55. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
282724441	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
478137384	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $567,355.46 is underdisclosed from calculated Finance Charge of $593,628.63 in the amount of $26,273.17. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
757449792	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/10/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $920,656.22 is underdisclosed from calculated Finance Charge of $967,318.72 in the amount of $46,662.50. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
809684505	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/6/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/6/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $815,090.17 is underdisclosed from calculated Finance Charge of $856,603.82 in the amount of $41,513.65. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (CLEARED) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV1

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
157391438	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/7/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/7/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $597,762.98 is underdisclosed from calculated Finance Charge of $625,387.94 in the amount of $27,624.96. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
472412115	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.93000% is underdisclosed from calculated APR of 6.19611% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $269,139.79 is underdisclosed from calculated Finance Charge of $291,159.20 in the amount of $22,019.41. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
877059063	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.72400% is underdisclosed from calculated APR of 6.00767% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $404,586.80 is underdisclosed from calculated Finance Charge of $437,116.81 in the amount of $32,530.01. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
636605454	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.08000% is underdisclosed from calculated APR of 6.33737% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $498,955.55 is underdisclosed from calculated Finance Charge of $533,931.95 in the amount of $34,976.40. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
996450552	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/5/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/5/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.00600% is underdisclosed from calculated APR of 6.33693% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $400,889.71 is underdisclosed from calculated Finance Charge of $438,645.93 in the amount of $37,756.22. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 8/XX/2005, prior to three (3) business days from transaction date of 8/XX/2005. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
492971995	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $563,909.75 is underdisclosed from calculated Finance Charge of $599,382.65 in the amount of $35,472.90. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
860978160	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/24/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/3/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.50900% is underdisclosed from calculated APR of 5.94545% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $420,779.56 is underdisclosed from calculated Finance Charge of $472,269.63 in the amount of $51,490.07. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
496742760	1	ARM	Refinance	Primary	WA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/10/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $505,019.49 is underdisclosed from calculated Finance Charge of $534,619.88 in the amount of $29,600.39. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
547346106	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/18/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/22/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.17500% is underdisclosed from calculated APR of 6.45100% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $621,408.18 is underdisclosed from calculated Finance Charge of $670,504.24 in the amount of $49,096.06. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
352376271	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/31/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/31/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $472,364.59 is underdisclosed from calculated Finance Charge of $498,457.65 in the amount of $26,093.06. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
361317321	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $246,645.81 is underdisclosed from calculated Finance Charge of $265,157.32 in the amount of $18,511.51. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	No
336786876	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $359,230.95 is underdisclosed from calculated Finance Charge of $375,650.05 in the amount of $16,419.10. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
974565459	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/16/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/12/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.19800% is underdisclosed from calculated APR of 6.48313% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $272,036.11 is underdisclosed from calculated Finance Charge of $291,570.79 in the amount of $19,534.68. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
526229244	1	ARM	Refinance	Investment	WA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/5/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/5/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
759858381	1	ARM	Refinance	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $185,039.27 is underdisclosed from calculated Finance Charge of $189,836.18 in the amount of $4,796.91. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
294715989	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/14/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/14/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.21500% is underdisclosed from calculated APR of 6.46977% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $597,572.60 is underdisclosed from calculated Finance Charge of $641,057.51 in the amount of $43,484.91. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
801306891	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/8/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/19/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $507,419.08 is underdisclosed from calculated Finance Charge of $533,038.01 in the amount of $25,618.93. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
966898134	1	ARM	Refinance	Primary	NV		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $431,940.99 is underdisclosed from calculated Finance Charge of $490,087.95 in the amount of $58,146.96. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
168393438	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/23/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/23/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $317,502.93 is underdisclosed from calculated Finance Charge of $332,305.26 in the amount of $14,802.33. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
320801877	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/15/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/15/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.38600% is underdisclosed from calculated APR of 6.66121% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $432,477.31 is underdisclosed from calculated Finance Charge of $466,169.49 in the amount of $33,692.18. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
420530049	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/14/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/14/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $684,621.70 is underdisclosed from calculated Finance Charge of $716,358.55 in the amount of $31,736.85. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
257972769	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $546,015.87 is underdisclosed from calculated Finance Charge of $573,395.20 in the amount of $27,379.33. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
773084487	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/20/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/20/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $708,275.21 is underdisclosed from calculated Finance Charge of $725,176.50 in the amount of $16,901.29. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
844724430	1	ARM	Refinance	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
709009281	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/23/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $379,329.82 is underdisclosed from calculated Finance Charge of $397,341.81 in the amount of $18,011.99. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 7/XX/2005, prior to three (3) business days from transaction date of 7/XX/2005. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
706717575	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/15/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/15/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $220,626.33 is underdisclosed from calculated Finance Charge of $229,975.16 in the amount of $9,348.83. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
786159054	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $311,357.32 is underdisclosed from calculated Finance Charge of $327,969.20 in the amount of $16,611.88. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RD	D	D	D	D	Yes	No	No	No
479627892	1	ARM	Refinance	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/11/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/6/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $317,854.99 is underdisclosed from calculated Finance Charge of $325,758.37 in the amount of $7,903.38. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 7/XX/2005, prior to three (3) business days from transaction date of 7/XX/2015. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
324404271	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/15/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/22/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $381,632.45 is underdisclosed from calculated Finance Charge of $398,731.41 in the amount of $17,098.96. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
709019271	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $468,777.16 is underdisclosed from calculated Finance Charge of $494,085.93 in the amount of $25,308.77. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
481913604	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/6/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/6/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $529,114.19 is underdisclosed from calculated Finance Charge of $553,885.71 in the amount of $24,771.52. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
853749396	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $863,474.53 is underdisclosed from calculated Finance Charge of $910,548.89 in the amount of $47,074.36. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
820414764	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $508,237.32 is underdisclosed from calculated Finance Charge of $536,005.23 in the amount of $27,767.91. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
809645544	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $343,189.27 is underdisclosed from calculated Finance Charge of $355,505.41 in the amount of $12,316.14. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
595856547	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
248491260	1	ARM	Refinance	Primary	WA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/10/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $294,296.66 is underdisclosed from calculated Finance Charge of $308,617.73 in the amount of $14,321.07. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
274371354	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/14/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/7/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.03700% is underdisclosed from calculated APR of 6.29385% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $450,804.55 is underdisclosed from calculated Finance Charge of $484,331.72 in the amount of $33,527.17. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
973927098	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/19/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/19/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $700,318.73 is underdisclosed from calculated Finance Charge of $739,632.85 in the amount of $39,314.12. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
421849728	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/20/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/20/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $403,890.19 is underdisclosed from calculated Finance Charge of $424,730.94 in the amount of $20,840.75. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
698197104	1	ARM	Refinance	Primary	CA			2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/8/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/8/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $343,236.69 is underdisclosed from calculated Finance Charge of $369,841.29 in the amount of $26,604.60. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
221217561	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/21/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/21/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $418,625.51 is underdisclosed from calculated Finance Charge of $418,783.97 in the amount of $158.46. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
818913267	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/26/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/26/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $839,199.53 is underdisclosed from calculated Finance Charge of $885,063.88 in the amount of $45,864.35. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
941166891	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $548,340.23 is underdisclosed from calculated Finance Charge of $577,523.58 in the amount of $29,183.35. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
209921868	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.56400% is underdisclosed from calculated APR of 5.82988% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $532,365.55 is underdisclosed from calculated Finance Charge of $575,108.27 in the amount of $42,742.72. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
653676669	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/18/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/18/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $741,938.46 is underdisclosed from calculated Finance Charge of $778,766.90 in the amount of $36,828.44. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
498254247	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/11/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/11/2004. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
357308334	1	ARM	Purchase	Investment	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/29/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/29/2004. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
292454253	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/15/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/15/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $591,154.99 is underdisclosed from calculated Finance Charge of $591,302.38 in the amount of $147.39. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
790068141	1	ARM	Purchase	Primary	TX			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/28/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/28/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
736128135	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/8/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/8/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
249232518	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/24/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/24/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $296,696.66 is underdisclosed from calculated Finance Charge of $304,804.34 in the amount of $8,107.68. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
483048468	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/26/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/26/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $248,376.73 is underdisclosed from calculated Finance Charge of $254,205.05 in the amount of $5,828.32. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
786597615	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/30/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/30/2004. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
442372185	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/10/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/24/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $707,608.47 is underdisclosed from calculated Finance Charge of $745,237.50 in the amount of $37,629.03. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
422183394	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/22/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/22/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
344280375	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
399020580	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/29/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/29/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
950015034	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/29/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/29/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
342299823	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/3/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/1/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $296,740.43 is underdisclosed from calculated Finance Charge of $312,553.86 in the amount of $15,813.43. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
393249357	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/21/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/2/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
381322296	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/2/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/2/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
356212431	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/20/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/20/2004. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
501655415	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $434,008.36 is underdisclosed from calculated Finance Charge of $461,757.38 in the amount of $27,749.02. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
912096990	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/6/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/6/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.20800% is underdisclosed from calculated APR of 5.45896% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $381,058.56 is underdisclosed from calculated Finance Charge of $409,075.58 in the amount of $28,017.02. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
586517895	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/2/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/30/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
386170443	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/23/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/13/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.97700% is underdisclosed from calculated APR of 6.24352% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $492,761.99 is underdisclosed from calculated Finance Charge of $527,083.58 in the amount of $34,321.59. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
144335520	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $558,601.11 is underdisclosed from calculated Finance Charge of $589,587.10 in the amount of $30,985.99. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
781061757	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/18/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/26/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.90000% is underdisclosed from calculated APR of 6.20525% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $529,088.75 is underdisclosed from calculated Finance Charge of $575,002.66 in the amount of $45,913.91. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
369982647	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/30/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/10/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $769,423.79 is underdisclosed from calculated Finance Charge of $806,977.51 in the amount of $37,553.72. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
135817047	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
123984891	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/19/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/19/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $458,233.38 is underdisclosed from calculated Finance Charge of $479,832.82 in the amount of $21,599.44. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
439116444	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/22/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $722,722.77 is underdisclosed from calculated Finance Charge of $768,262.86 in the amount of $45,540.09. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
786293919	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/4/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/4/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.67900% is underdisclosed from calculated APR of 6.16627% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $430,772.24 is underdisclosed from calculated Finance Charge of $494,440.09 in the amount of $63,667.85. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
722751525	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/21/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/21/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
125997876	1	ARM	Refinance	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/23/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/15/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $45,917.10 is underdisclosed from calculated Finance Charge of $46,049.27 in the amount of $132.17. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
675259065	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $588,343.98 is underdisclosed from calculated Finance Charge of $588,483.98 in the amount of $140.00. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
168575256	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/27/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/27/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $513,583.10 is underdisclosed from calculated Finance Charge of $545,809.30 in the amount of $32,226.20. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
523119357	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $698,725.40 is underdisclosed from calculated Finance Charge of $741,135.54 in the amount of $42,410.14. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
430847960	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/2/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/21/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $510,956.42 is underdisclosed from calculated Finance Charge of $511,192.31 in the amount of $235.89. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
176655168	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $481,165.31 is underdisclosed from calculated Finance Charge of $510,939.34 in the amount of $29,774.03. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
429546024	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/19/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/19/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $522,245.07 is underdisclosed from calculated Finance Charge of $554,618.35 in the amount of $32,373.28. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
359075565	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/6/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/5/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
449397153	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/6/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/6/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
142275582	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/16/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/16/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $460,249.39 is underdisclosed from calculated Finance Charge of $489,053.75 in the amount of $28,804.36. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
247993758	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/11/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/19/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $647,883.67 is underdisclosed from calculated Finance Charge of $677,830.89 in the amount of $29,947.22. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
113901984	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/27/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/6/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $595,849.48 is underdisclosed from calculated Finance Charge of $632,533.35 in the amount of $36,683.87. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
288091744	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/27/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/27/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $475,104.53 is underdisclosed from calculated Finance Charge of $505,520.33 in the amount of $30,415.80. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
204643152	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/11/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/11/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
603611784	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/21/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/21/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $380,115.08 is underdisclosed from calculated Finance Charge of $401,863.53 in the amount of $21,748.45. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
425435139	1	ARM	Refinance	Primary	NV		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.05700% is underdisclosed from calculated APR of 6.35806% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $267,852.04 is underdisclosed from calculated Finance Charge of $291,414.32 in the amount of $23,562.28. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
445313241	1	ARM	Refinance	Investment	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/13/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/7/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
379237383	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/27/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/20/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $761,274.98 is underdisclosed from calculated Finance Charge of $809,906.94 in the amount of $48,631.96. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
923507568	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/1/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $723,871.84 is underdisclosed from calculated Finance Charge of $758,785.38 in the amount of $34,913.54. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
116565318	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/24/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/16/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RC	C	C	C	C	Yes	N/A	N/A	No
636626736	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $563,550.15 is underdisclosed from calculated Finance Charge of $593,518.46 in the amount of $29,968.31. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
121143735	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/8/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/3/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $774,194.82 is underdisclosed from calculated Finance Charge of $813,492.68 in the amount of $39,297.86. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
868005126	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/9/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/29/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $495,373.31 is underdisclosed from calculated Finance Charge of $520,652.39 in the amount of $25,279.08. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
270983745	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/6/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/6/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $544,987.90 is underdisclosed from calculated Finance Charge of $573,486.68 in the amount of $28,498.78. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
636879483	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/8/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/8/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $781,217.32 is underdisclosed from calculated Finance Charge of $821,986.60 in the amount of $40,769.28. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
431860707	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/13/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/12/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $600,148.25 is underdisclosed from calculated Finance Charge of $628,464.26 in the amount of $28,316.01. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
334318347	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/8/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/22/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.42100% is underdisclosed from calculated APR of 5.67390% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $665,078.58 is underdisclosed from calculated Finance Charge of $714,313.01 in the amount of $49,234.43. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
240452307	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/26/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/26/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.04200% is underdisclosed from calculated APR of 6.30311% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $244,065.73 is underdisclosed from calculated Finance Charge of $245,483.65 in the amount of $1,417.92. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
716873409	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/24/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/24/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $297,968.74 is underdisclosed from calculated Finance Charge of $311,526.49 in the amount of $13,557.75. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
736160103	1	ARM	Refinance	Primary	CA		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/10/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 6/XX/2005, prior to three (3) business days from transaction date of 6/XX/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
763490745	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $697,491.71 is underdisclosed from calculated Finance Charge of $730,022.11 in the amount of $32,530.40. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
545483970	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/6/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/6/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $663,407.01 is underdisclosed from calculated Finance Charge of $696,837.39 in the amount of $33,430.38. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
427572000	1	ARM	Purchase	Primary	TX		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/10/2004. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $114,465.43 is underdisclosed from calculated Finance Charge of $120,216.36 in the amount of $5,750.93. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
771704523	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/15/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/31/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.99100% is underdisclosed from calculated APR of 6.24847% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $553,943.88 is underdisclosed from calculated Finance Charge of $595,577.32 in the amount of $41,633.44. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
635534829	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/27/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/27/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
183459500	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/9/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $661,923.52 is underdisclosed from calculated Finance Charge of $695,017.45 in the amount of $33,093.93. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
619410969	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/23/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/20/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $662,964.91 is underdisclosed from calculated Finance Charge of $697,135.49 in the amount of $34,170.58. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
510854634	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $333,926.68 is underdisclosed from calculated Finance Charge of $352,317.04 in the amount of $18,390.36. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
603918477	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/27/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/27/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $502,921.81 is underdisclosed from calculated Finance Charge of $531,080.37 in the amount of $28,158.56. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
772218009	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/16/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/8/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $550,255.35 is underdisclosed from calculated Finance Charge of $580,619.78 in the amount of $30,364.43. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
850747401	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/10/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/15/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $838,056.88 is underdisclosed from calculated Finance Charge of $881,727.08 in the amount of $43,670.20. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
841138020	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $640,227.50 is underdisclosed from calculated Finance Charge of $670,144.72 in the amount of $29,917.22. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
457072470	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/1/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/1/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $543,057.19 is underdisclosed from calculated Finance Charge of $570,633.92 in the amount of $27,576.73. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 6/XX/2005, prior to three (3) business days from transaction date of 6/XX/2005. - EV2

*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
971903124	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.37800% is underdisclosed from calculated APR of 5.69955% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $609,703.81 is underdisclosed from calculated Finance Charge of $668,220.74 in the amount of $58,516.93. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
254117628	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/17/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/15/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $476,771.31 is underdisclosed from calculated Finance Charge of $501,480.07 in the amount of $24,708.76. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
185783031	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/2/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/2/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.04000% is underdisclosed from calculated APR of 6.29988% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $593,707.37 is underdisclosed from calculated Finance Charge of $637,975.88 in the amount of $44,268.51. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
773400825	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/3/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/3/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
432457110	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/27/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/23/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
353632774	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.38500% is underdisclosed from calculated APR of 5.64118% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $674,010.39 is underdisclosed from calculated Finance Charge of $724,619.58 in the amount of $50,609.19. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
965780253	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/20/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/6/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.05000% is underdisclosed from calculated APR of 6.30637% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $391,924.08 is underdisclosed from calculated Finance Charge of $420,919.82 in the amount of $28,995.74. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
711286002	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/24/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/17/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $499,005.77 is underdisclosed from calculated Finance Charge of $522,561.69 in the amount of $23,555.92. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
855704439	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $585,268.30 is underdisclosed from calculated Finance Charge of $599,591.48 in the amount of $14,323.18. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
706721571	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/1/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.93100% is underdisclosed from calculated APR of 6.24742% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $418,656.98 is underdisclosed from calculated Finance Charge of $457,741.72 in the amount of $39,084.74. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	Yes	No	No	N/A
364467148	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/2/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/2/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $626,841.87 is underdisclosed from calculated Finance Charge of $627,047.06 in the amount of $205.19. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
867484647	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/5/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $522,323.63 is underdisclosed from calculated Finance Charge of $545,776.32 in the amount of $23,452.69. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
137331531	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/24/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/24/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $797,340.72 is underdisclosed from calculated Finance Charge of $837,844.24 in the amount of $40,503.52. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
238321440	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/26/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/1/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
948516534	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/21/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/25/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.94000% is underdisclosed from calculated APR of 6.19756% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $667,285.87 is underdisclosed from calculated Finance Charge of $717,473.75 in the amount of $50,187.88. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
501906591	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/6/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/6/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.78900% is underdisclosed from calculated APR of 6.04491% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $777,137.64 is underdisclosed from calculated Finance Charge of $835,026.04 in the amount of $57,888.40. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (CLEARED) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV1

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
334252413	1	Fixed	Purchase	Primary	MD		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
996206796	1	Fixed	Refinance	Primary	MD		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/24/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/24/2007. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
367726905	1	Fixed	Refinance	Primary	MD		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/4/2008 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/4/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $227,629.97 is underdisclosed from calculated Finance Charge of $227,768.41 in the amount of $138.44. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
968316714	1	Fixed	Refinance	Primary	MD		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
423063541	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/5/2009 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/21/2009. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
343023633	1	Fixed	Refinance	Primary	MD		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
256450293	1	Fixed	Purchase	Primary	MD		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
652993353	1	Fixed	Refinance	Primary	MD		*** (OPEN) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Maryland MLR Tangible Net Benefit Missing: Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
987900111	1	Fixed	Refinance	Primary	MD		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
501163335	1	Fixed	Refinance	Primary	MD		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
211528260	1	Fixed	Refinance	Primary	MD		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $318,296.24 is underdisclosed from calculated Finance Charge of $318,331.26 in the amount of $35.02. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
723395880	1	Fixed	Refinance	Primary	MD		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Maryland MLR Escrow Responsibility: Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
769085145	1	Fixed	Refinance	Primary	MD		*** (OPEN) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
939509550	1	Fixed	Refinance	Primary	MD		*** (OPEN) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Maryland MLR Tangible Net Benefit Missing: Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $266,728.85 is underdisclosed from calculated Finance Charge of $267,665.89 in the amount of $937.04. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
700422657	1	Fixed	Refinance	Primary	MD		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Maryland MLR Escrow Responsibility: Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance. - EV2

*** (OPEN) Maryland MLR Tangible Net Benefit Missing: Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/30/2009 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/30/2009. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
546356097	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
634486878	1	ARM	Refinance	Primary	MD		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Maryland HB1399 Disclosure: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399. - EV2

*** (OPEN) Maryland MLR Tangible Net Benefit Missing: Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) RESPA 2010 Service Provider Timing: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) Safe Act NMLS (1003): Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 3.67600% is underdisclosed from calculated APR of 4.49383% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $192,407.17 is underdisclosed from calculated Finance Charge of $253,170.81 in the amount of $60,763.64. - EV2

*** (OPEN) TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
796011643	1	Fixed	Refinance	Primary	MD		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
518487993	1	Fixed	Purchase	Primary	MD		*** (OPEN) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/23/2009 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/16/2009. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
192463344	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
953985060	1	Fixed	Refinance	Primary	MD		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) Maryland MLR Tangible Net Benefit Missing: Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
216366417	1	Fixed	Refinance	Primary	MD		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Maryland MLR Tangible Net Benefit Missing: Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $325,165.02 is underdisclosed from calculated Finance Charge of $325,665.35 in the amount of $500.33. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
587876535	1	Fixed	Purchase	Primary	MD		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
917800281	1	Fixed	Refinance	Primary	DC		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
602252145	1	Fixed	Refinance	Primary	MD		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
809653536	1	Fixed	Purchase	Primary	MD		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
768363867	1	Fixed	Refinance	Primary	MD		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
185180634	1	Fixed	Purchase	Primary	MD		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
375072316	1	Fixed	Refinance	Primary	MD		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Maryland MLR Tangible Net Benefit Missing: Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/15/2008 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/15/2008. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $306,326.89 is underdisclosed from calculated Finance Charge of $323,288.17 in the amount of $16,961.28. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
268540191	1	Fixed	Refinance	Primary	MD		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/28/2009 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/11/2009. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
424456053	1	Fixed	Purchase	Primary	MD		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/24/2009 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/18/2009. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
161732106	1	Fixed	Purchase	Primary	MD		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
575967456	1	ARM	Refinance	Primary	MD		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/21/2009 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/30/2009. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
164867967	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/4/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/4/2007. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
746649603	1	Fixed	Refinance	Primary	DE		*** (OPEN) Final Title Policy is Missing - EV2	3

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/26/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/26/2007. - EV2

											Yes	RD	D	D	D	D	Yes	No	No	N/A
823727448	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
657386955	1	Fixed	Refinance	Primary	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/26/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/26/2007. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
905921172	1	Fixed	Refinance	Primary	GA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 3/26/2007 which is XX month(s) prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 3/26/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

											Yes	RD	D	D	D	D	Yes	No	No	No
714416868	1	Fixed	Refinance	Primary	TX		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
353699946	1	Fixed	Refinance	Primary	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/29/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/29/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
177615499	1	ARM	Refinance	Primary	PA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/22/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/22/2006. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
540377082	1	ARM	Purchase	Primary	AZ			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/26/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/26/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
364960780	1	Fixed	Refinance	Primary	CA		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 5/29/2007 which is XX month(s) prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/29/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

											Yes	RD	D	D	D	D	Yes	No	No	N/A
381404214	1	ARM	Purchase	Primary	LA		*** (OPEN) Title: Evidence of title is missing - EV3	2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
240339420	1	Fixed	Refinance	Primary	FL		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/6/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/6/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
335847816	1	Fixed	Refinance	Primary	AL		*** (OPEN) Final Title Policy is Missing - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/26/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/26/2007. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
100960938	1	ARM	Refinance	Primary	VA		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/16/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/16/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Virginia MLBA Personal Property: Virginia Mortgage Lender and Broker Act:  Collateral securing the mortgage loan is other than real estate or residential property. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
908366724	1	ARM	Refinance	Investment	OH			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
613358020	1	ARM	Purchase	Investment	OH		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV2	3	*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3 *** (CLEARED) Missing Document: Incomplete loan images/file - EV1		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
116555628	1	Fixed	Refinance	Primary	WV			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
892059048	1	ARM	Purchase	Primary	SC			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/10/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/3/2004. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
636051312	1	Fixed	Refinance	Primary	CT		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/22/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/22/2006. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
885071043	1	ARM	Refinance	Primary	VA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
965754279	1	Fixed	Purchase	Primary	NJ			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
479744775	1	Fixed	Refinance	Primary	MN		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/14/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/14/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $326,253.48 is underdisclosed from calculated Finance Charge of $326,403.13 in the amount of $149.65. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
400298301	1	Fixed	Refinance	Primary	WV		*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $297,623.43 is underdisclosed from calculated Finance Charge of $297,672.37 in the amount of $48.94. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
888832278	1	ARM	Refinance	Primary	NJ			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/26/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/26/2005. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.86130% is underdisclosed from calculated APR of 8.11543% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $717,610.73 is underdisclosed from calculated Finance Charge of $728,128.85 in the amount of $10,518.12. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
535886577	1	Fixed	Purchase	Primary	PA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
226410781	1	Fixed	Purchase	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
334598480	1	ARM	Refinance	Primary	NY		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/7/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/7/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
581961456	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/5/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/5/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
295957746	1	ARM	Purchase	Primary	NY			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,514,633.39 is underdisclosed from calculated Finance Charge of $1,532,142.99 in the amount of $17,509.60. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
643010346	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
141432426	1	ARM	Refinance	Primary	NY			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
516503979	1	Fixed	Purchase	Primary	NY		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
919613466	1	Fixed	Refinance	Second Home	CA			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
798218982	1	Fixed	Purchase	Primary	MD			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/4/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/7/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
556259184	1	Fixed	Refinance	Primary	NY			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $721,304.25 is underdisclosed from calculated Finance Charge of $721,412.84 in the amount of $108.59. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
101108790	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/4/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/4/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
329637033	1	ARM	Purchase	Primary	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of  6/6/1995 which is XX month(s) prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was  1/6/1995.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
870168960	1	ARM	Refinance	Primary	NV		*** (OPEN) Final Title Policy is Missing - EV2	2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/17/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/17/2006. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
443335221	1	Fixed	Purchase	Primary	NJ		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
511453035	1	Fixed	Refinance	Primary	OR		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/4/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/2/2002. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $194,820.22 is underdisclosed from calculated Finance Charge of $194,888.05 in the amount of $67.83. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2002, prior to three (3) business days from transaction date of 11/XX2002. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
834252912	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/24/2001 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/28/2000. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
523836707	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/29/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/29/2006. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
897680421	1	Fixed	Refinance	Primary	NE			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
112738149	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/15/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/15/2004. - EV2

*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 1/XX/2005, prior to three (3) business days from transaction date of 1/XX/2005. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
586628784	1	Fixed	Purchase	Primary	FL		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/26/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/26/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
361444194	1	Fixed	Purchase	Primary	NJ		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $416,041.25 is underdisclosed from calculated Finance Charge of $417,341.47 in the amount of $1,300.22. - EV2

*** (CLEARED) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV1

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
800157042	1	Fixed	Purchase	Primary	NJ		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/29/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/28/2007. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
672366960	1	Fixed	Refinance	Primary	NJ		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

											Yes	RA	A	A	A	A	Yes	No	No	No
430292142	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/11/2009 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/30/2009. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

										TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
610897491	1	ARM	Refinance	Primary	FL		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $100,861.90 is underdisclosed from calculated Finance Charge of $100,906.79 in the amount of $44.89. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
412268319	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/26/2010 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/26/2010. - EV2

*** (OPEN) RESPA 2010 - GFE vs HUD 10 Percent Fees: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA 2010 - GFE vs HUD Block 2: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA HUD Settlement Book Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

RESPA (Sections 4 and 5) contains no explicit assignee liability provisions within the statute or implementing regulation, Regulation X, for these type of violations.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
546370083	1	Fixed	Purchase	Primary	FL		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
865547586	1	Fixed	Purchase	Primary	FL		*** (OPEN) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
373261457	1	Fixed	Purchase	Primary	NJ			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
922328748	1	ARM	Refinance	Primary	NY			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/25/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/25/2006. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
511153335	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
263663073	1	ARM	Refinance	Primary	NJ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/5/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/27/2006. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
995358645	1	ARM	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
551081367	1	ARM	Refinance	Primary	IL			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/12/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/12/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
886359753	1	ARM	Refinance	Primary	PA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/30/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/30/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
439699860	1	ARM	Refinance	Primary	FL			2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
578686734	1	Fixed	Purchase	Primary	NJ		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
343645011	1	Fixed	Purchase	Primary	NJ		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
556554888	1	Fixed	Refinance	Primary	NJ		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
709039251	1	Fixed	Refinance	Primary	NJ		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/21/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/20/2007. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
974295729	1	Fixed	Purchase	Primary	NJ		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
901184913	1	Fixed	Purchase	Primary	NJ		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
871002126	1	Fixed	Purchase	Primary	NJ		*** (OPEN) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/15/2008 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/15/2007. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
866671461	1	Fixed	Purchase	Primary	NJ		*** (OPEN) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/25/2008 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/17/2008. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
339897762	1	Fixed	Refinance	Primary	NJ		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
303286410	1	Fixed			NJ		*** (OPEN) Loan has been identified as FHA/VA - EV2	3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes	RD	D	D	D	D	UTD		N/A	N/A
612879507	1	Fixed	Purchase	Primary	NJ		*** (OPEN) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $381,626.64 is underdisclosed from calculated Finance Charge of $382,006.79 in the amount of $380.15. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
986247765	1	Fixed	Refinance	Primary	NJ		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/6/2008 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/25/2008. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
339068592	1	ARM	Refinance	Primary	NJ		*** (OPEN) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 4.63900% is underdisclosed from calculated APR of 5.07223% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $294,945.12 is underdisclosed from calculated Finance Charge of $328,995.07 in the amount of $34,049.95. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
213663123	1	Fixed	Purchase	Primary	NJ		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/5/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/5/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $547,557.17 is underdisclosed from calculated Finance Charge of $549,077.40 in the amount of $1,520.23. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
937616445	1	Fixed	Refinance	Primary	NJ		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
427810761	1	Fixed	Purchase	Primary	NJ		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $399,437.08 is underdisclosed from calculated Finance Charge of $400,318.04 in the amount of $880.96. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
618652728	1	Fixed	Refinance	Primary	NJ		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/12/2009 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/30/2009. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
904484610	1	Fixed	Purchase	Primary	NJ		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
406686906	1	Fixed	Purchase	Primary	NJ			3

*** (OPEN) Security Instrument Error: Notary Date  was not provided - EV3

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $235,305.77 is underdisclosed from calculated Finance Charge of $237,095.54 in the amount of $1,789.77. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	No
679128192	1	Fixed	Refinance	Primary	WI			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $145,307.65 is underdisclosed from calculated Finance Charge of $145,353.42 in the amount of $45.77. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
850566582	1	Fixed	Refinance	Primary	PA			2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $424,722.87 is underdisclosed from calculated Finance Charge of $424,962.94 in the amount of $240.07. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
695992311	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
359247327	1	ARM			WV			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes	RD	D	D	D	D	UTD		N/A	N/A
815898285	1	ARM	Refinance	Primary	NY		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/28/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/28/2005. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 3/28/2006 which is XX month(s) prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/28/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
498098403	1	Fixed	Purchase	Primary	TX		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/29/1995 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/28/1995. - EV2

*** (CLEARED) Missing Document: Incomplete loan images/file - EV1

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
448788762	1	Fixed		UTD	FL			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes	RD	D	D	D	D	UTD		N/A	N/A
358094547	1	ARM	Purchase	UTD	CA		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/21/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/21/2006. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) Missing Document: Incomplete loan images/file - EV1

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
649320030	1	Fixed	Purchase	Primary	FL		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/6/2009 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/6/2009. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
357121521	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
939354705	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
915144939	1	Fixed	Refinance	Primary	FL		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
408381210	1	Fixed	Refinance	Primary	KY		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/2/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/2/2006. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of  4/2/2007 which is XX month(s) prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/2/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

											Yes	RB	B	B	B	B	Yes	No	No	No
327453219	1	Fixed	Refinance	Primary	OH			1			Yes	RA	A	A	A	A	Yes	No	No	No
733771494	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
971398629	1	Fixed	Refinance	Primary	AL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/4/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/4/2004. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
876216906	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) TIL Error: Final TIL not signed by all required parties. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
548537913	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/23/2008 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/23/2007. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 1/23/2008 which is XX month(s) prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 8/23/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
250992756	1	Fixed	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	No
305271423	1	ARM	Refinance	Investment	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
511394094	1	ARM	Refinance	Primary	OH			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/5/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/5/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
793255950	1	Fixed	Refinance	Primary	NC		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information. - EV3

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

Assignee liability is unclear.  A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.

											Yes	RC	C	C	C	C	Yes	No	No	No
756718524	1	ARM	Purchase	Second Home	FL		*** (OPEN) Incomplete Document: Note - Subject Lien is incomplete - EV3 *** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Incomplete Document: 1003 Initial - Lender's is incomplete - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
764536698	1	ARM	Purchase	Investment	OH		*** (OPEN) Title: Evidence of title is missing - EV3	2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/23/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/23/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
212882904	1	Fixed	Refinance	Primary	OH			2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio CSPA TNB Worksheet: Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
258182559	1	ARM	Refinance	Primary	OH		*** (OPEN) Final Title Policy is Missing - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
261431307	2	Fixed	Refinance	Primary	OH			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/22/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/22/2006. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
654995349	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/2/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/2/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
216905693	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/21/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/21/2005. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
190879929	1	ARM	Refinance	Primary	FL			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/22/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
470042030	1	ARM	Refinance	Primary	CA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/20/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/20/2006. - EV2

*** (OPEN) RTC Error:  Right to Cancel expiration date is blank. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Unable to test RTC expiration date due to missing information. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
740829429	1	Fixed	Refinance	Primary	PA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/25/2005. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
496766736	1	ARM	Refinance	Primary	PA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/12/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/12/2006. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
833916249	1	ARM	Refinance	Primary	TN		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/8/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/8/2006. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of  5/8/2007 which is XX month(s) prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 12/8/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) Original Lender Missing: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
563665770	1	Fixed	Refinance	Primary	CO		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Colorado CCC First Lien Disclosure: Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/17/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/17/2007. - EV2

Assignee Liability:  For a transaction involving a security interest in land, any action that may be brought against the original creditor may be maintained against any subsequent assignee where the assignee, its subsidiaries, or affiliates were in a continuing business relationship with the original creditor either at the time the credit was extended or at the time of the assignment unless the assignment was involuntary or the assignee shows by a preponderance of evidence that it did not have reasonable grounds to believe that the original creditor was engaged in violations of the code and that it maintained procedures reasonably adapted to apprise it of the existence of the violations.

											Yes	RB	B	B	B	B	Yes	No	No	No
274072653	1	Fixed	Refinance	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	No
101339559	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/25/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/25/2007. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
787362849	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/5/2008 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/4/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
723324951	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/5/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/30/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
452242305	1	ARM	Purchase	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
687565746	1	Fixed	Refinance	Primary	FL		*** (OPEN) Title: Evidence of title is missing - EV3	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/7/2008 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/7/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
998695305	1	ARM	Refinance	Primary	VA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/31/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/31/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,179,558.32 is underdisclosed from calculated Finance Charge of $1,179,636.10 in the amount of $77.78. - EV2

*** (OPEN) Virginia Tangible Net Benefit Test: Virginia Mortgage Lender and Broker Act:  Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
741904353	1	Fixed	Purchase	Primary	SD			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
753037209	1	Fixed	Refinance	Primary	TN		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/17/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/17/2003. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
212637150	1	Fixed	Refinance	Primary	IA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/31/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/29/2004. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
343323333	1	Fixed	Refinance	Primary	VA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/15/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/15/2005. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
632767599	1	Fixed	Refinance	Primary	IN		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/28/2005. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
568582848	1	Fixed	Refinance	Primary	KY			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/1/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/1/2006. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
533040426	1	Fixed	Refinance	Primary	PA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
543518937	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/30/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/30/2002. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
200094480	1	ARM	Purchase	Primary	FL			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
615464919	1	ARM	Construction-Permanent	Primary	FL			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $237,210.82 is underdisclosed from calculated Finance Charge of $237,584.62 in the amount of $373.80. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
120735142	1	ARM	Construction-Permanent	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
772813413	1	ARM	Purchase	Primary	FL			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/4/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/14/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
171088740	1	ARM	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
581733684	1	ARM	Refinance	Investment	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
549425025	1	ARM	Construction-Permanent	Primary	FL			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
284390325	1	ARM	Purchase	Primary	FL			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/9/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/9/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
670477851	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/1/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/22/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
895357746	1	ARM	Purchase	Primary	IL		*** (OPEN) Missing Document: Rider - ARM not provided - EV3	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
832789377	1	ARM	Purchase	Primary	WA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/23/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/10/2002. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
866467845	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/3/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/3/2006. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
705144150	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
161612238	1	ARM	Construction-Permanent	Primary	NY			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
876156966	1	ARM	Purchase	Primary	NY			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No	RD	D	D	D	D	UTD		N/A	N/A
798231969	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/3/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/27/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
289828881	1	ARM	Construction-Permanent	Primary	NC			2	*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2	TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
949578471	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/24/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/24/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
990863145	1	ARM	Refinance	Primary	NJ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/16/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/16/2006. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
217882899	1	Fixed	Refinance	Primary	OH			2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio CSPA TNB Worksheet: Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
749347902	1	ARM	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/23/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/20/2007. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
616371012	1	Fixed		UTD	FL			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes	RD	D	D	D	D	UTD		N/A	N/A
933512553	1	ARM	Refinance	Primary	FL		*** (OPEN) Final Title Policy is Missing - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/3/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/3/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
991580427	1	Fixed	Refinance	Primary	NY		*** (OPEN) Final Title Policy is Missing - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/29/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/7/2005. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
303072624	1	ARM	Refinance	Primary	OH		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/25/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
686635677	1	Fixed	Purchase	Primary	OH		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Security Instrument Error: Notary Date  was not provided - EV3

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

											Yes	RC	C	C	C	C	Yes	N/A	N/A	N/A
507711780	1	Fixed	Purchase	Primary	OH		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
116887995	1	Fixed	Refinance	Primary	OH		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/17/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/17/2002. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
102919977	1	Fixed	Purchase	Primary	NC		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/24/2008 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/24/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
432312255	1	Fixed	Refinance	Primary	NC		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	3

*** (OPEN) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information. - EV3

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005. - EV2

Assignee liability is unclear.  A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RC	C	C	C	C	Yes	No	No	No
819804375	1	Fixed	Purchase	Primary	NC		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
554272173	1	Fixed	Refinance	Primary	NC		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	3

*** (OPEN) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information. - EV3

Assignee liability is unclear.  A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.

											Yes	RC	C	C	C	C	Yes	No	No	No
165285549	1	Fixed	Refinance	Primary	NC		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
496937565	1	Fixed	Purchase	Primary	NC		*** (OPEN) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Error: Borrower signature not dated. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
891009099	1	Fixed		Primary	NC		*** (OPEN) Loan has been identified as FHA/VA - EV2	3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
301583115	1	Fixed	Refinance	Primary	NC		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/26/2009 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/19/2009. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
643285116	1	Fixed			NC		*** (OPEN) Loan has been identified as FHA/VA - EV2	3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes	RD	D	D	D	D	Yes	No	No	No
164237598	1	Fixed	Purchase	Primary	NC		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/20/2002 which is XX month(s) prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 6/20/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	N/A	N/A	No
378700920	1	Fixed	Purchase	Primary	NC		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
911668419	1	Fixed		Primary	NC		*** (OPEN) Loan has been identified as FHA/VA - EV2	3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes	RD	D	D	D	D	UTD		N/A	N/A
408293298	1	Fixed	Refinance	Primary	LA		*** (OPEN) Loan has been identified as FHA/VA - EV2	3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes	RD	D	D	D	D	No	N/A	N/A	N/A
833750415	1	ARM	Refinance	Primary	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/5/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/5/2006. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
724447827	1	Fixed	Refinance	Primary	IL			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/28/1999 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/29/1998. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
797311890	1	Fixed	Refinance	Primary	PA		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
601701696	1	ARM	Purchase	Primary	NY		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) HUD Error: Disbursement date is earlier than final TIL signature date. - EV3

*** (OPEN) HUD Error: Disbursement date is earlier than note date. - EV3

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $85,348.09 is underdisclosed from calculated Finance Charge of $85,748.08 in the amount of $399.99. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RC	C	C	C	C	No	N/A	N/A	N/A
573922503	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) TIL Right To Rescind Signed: Truth in Lending Act: Notice of Right to Cancel was not provided to all parties whose ownership interest is or will be subject to the security interest. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
904039056	1	Fixed	Refinance	Primary	MS		*** (OPEN) Missing Document: Security Instrument not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV3

*** (OPEN) County Name Missing: County from the Security Instrument was not provided. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/16/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/16/2005. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (CLEARED) HUD Error: Disbursement date is earlier than note date. - EV1

*** (CLEARED) Missing Document: TIL Final not provided - EV1

*** (CLEARED) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005. - EV1

*** (CLEARED) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV1

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	No	No	N/A
138940920	1	ARM	Refinance	Primary	NC			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
218500281	1	Fixed	Purchase	Primary	SC		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/17/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/17/2005. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
783686529	1	Fixed	Refinance	Primary	MS			3

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/18/2008 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/18/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RC	C	C	C	C	Yes	No	No	N/A
890464644	1	ARM	Refinance	Primary	GA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/11/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/11/2002. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
560570868	1	Fixed	Refinance	Investment	MI		*** (OPEN) Final Title Policy is Missing - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/7/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/29/2004. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
132626241	1	Fixed	Refinance	Primary	OH			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/30/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/12/2004. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
514907577	1	Fixed	Refinance	Primary	PA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
467756775	1	Fixed	Refinance	Primary	PA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/22/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/22/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
271513215	1	Fixed	Purchase	Primary	SC		*** (OPEN) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
626615757	1	Fixed	Refinance	Primary	FL		*** (OPEN) Final Title Policy is Missing - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/23/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/23/2004. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
131726142	1	ARM	Refinance	Primary	FL			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
228869901	1	ARM	Purchase	Primary	NY			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/21/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/21/2006. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
158264725	1	ARM	Refinance	Primary	CT		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/24/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/18/2007. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RC	C	C	C	C	Yes	No	No	No
197743059	1	ARM	Refinance	Primary	FL			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
522191286	1	ARM	Purchase	Investment	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/3/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/15/2002. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
896693409	1	ARM	Refinance	Investment	CA			3

*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
765050184	1	ARM	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/19/2005 which is XX month(s) prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/19/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
338954706	1	ARM	Purchase	Primary	FL			2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
555342102	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/14/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/14/2006. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
591005403	1	ARM	Refinance	Primary	OR			2

*** (OPEN) ARM Disclosure Compliant: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $360,515.48 is underdisclosed from calculated Finance Charge of $360,887.63 in the amount of $372.15. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
820232946	1	Fixed	Refinance	Primary	VA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
111930957	1	Fixed	Refinance	Primary	IL			1			Yes	RA	A	A	A	A	Yes	No	No	No
531438030			Refinance	Primary	FL			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		No	RD	D	D	D	D	UTD		N/A	N/A
909282807	1	Fixed	Refinance	Primary	NC			2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
567251181	1	Fixed	Refinance	Primary	NC		*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	3

*** (OPEN) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

Assignee liability is unclear.  A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RC	C	C	C	C	Yes	No	No	No
205096698	1	Fixed	Refinance	Primary	OH			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/16/2001 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/16/2001. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $217,665.38 is underdisclosed from calculated Finance Charge of $218,302.96 in the amount of $637.58. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
718132149	1	Fixed	Refinance	Primary	GA		*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/6/1999 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/6/1999. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $138,955.20 is underdisclosed from calculated Finance Charge of $139,117.82 in the amount of $162.62. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
603916037	1	Fixed	Purchase	Primary	GA		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/1/1998 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/1/1998. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
567670761	1	Fixed	Purchase	Primary	FL			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
721878399	1	ARM	Construction-Permanent	Primary	NC			3	*** (OPEN) Missing Document: Incomplete loan images/file - EV3		Yes	RD	D	D	D	D	Yes	N/A	N/A	Yes
674239086	1	ARM	Refinance Rate/Term	Primary	NY			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
907098993	1	Fixed	Refinance	Primary	MO		*** (CLEARED) Missing Document: Missing Final 1003 - EV1	2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/23/2001 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/23/2000. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $189,070.70 is underdisclosed from calculated Finance Charge of $189,136.71 in the amount of $66.01. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 1/23/2001 which is XX month(s) prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 8/23/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV1

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
583320096	1	Fixed	Purchase	Primary	PA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
556791651	1	Fixed	Purchase	Primary	IL		*** (OPEN) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
880590528	1	Fixed	Purchase	Primary	NC			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $207,911.12 is underdisclosed from calculated Finance Charge of $208,409.62 in the amount of $498.50. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
928869201	1	Fixed	Purchase	Primary	GA			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
596262141	1	ARM	Refinance	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/24/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/6/2006. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
966817215	1	Fixed	Purchase	Primary	AL			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
842641515	1	Fixed	Purchase	Primary	NY		*** (OPEN) Final Title Policy is Missing - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $202,224.33 is underdisclosed from calculated Finance Charge of $203,324.29 in the amount of $1,099.96. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
243308448	1	Fixed	Refinance	Primary	FL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/5/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/5/2005. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $418,766.40 is underdisclosed from calculated Finance Charge of $418,980.72 in the amount of $214.32. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	No
457135407	1	ARM	Refinance	Primary	OH			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/18/2000 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/18/2000. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $206,853.40 is underdisclosed from calculated Finance Charge of $207,021.49 in the amount of $168.09. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
552686760	1	Fixed	Purchase	Primary	OH		*** (OPEN) Final Title Policy is Missing - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/26/2000 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/26/2000. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
166947885	1	Fixed	Refinance	Primary	OH			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
308699991	1	ARM	Refinance	Primary	GA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/22/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
779931288	1	Fixed	Refinance	Primary	OH			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/21/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/25/2004. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
161251587	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
207581211	1	Fixed	Refinance	Primary	ME		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/11/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/11/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
847410741	1	ARM	Refinance	Primary	AR			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/9/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/9/2004. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
626848524	1	Fixed	Purchase	Primary	IN			2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $166,512.57 is underdisclosed from calculated Finance Charge of $166,626.31 in the amount of $113.74. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
644261094	1	ARM	Purchase	Primary	PA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/19/2008 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/7/2007. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
546809722	1	Fixed	Purchase	Primary	WI			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  4/9/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/7/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
424720854	1	ARM	Purchase	Primary	IL			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
231715053	1	Fixed	Purchase	Primary	MO			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
166925907	1	ARM	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/5/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/5/2006. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
477839682	1	Fixed	Refinance	Primary	FL			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	No
715459824	1	ARM	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
410692896	1	ARM	Purchase	Primary	FL		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/30/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/30/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
188920758	1	Fixed	Refinance	Primary	FL			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/23/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/23/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
925449624	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/11/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/11/2006. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $1,195,499.08 is underdisclosed from calculated Finance Charge of $1,197,358.74 in the amount of $1,859.66. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
756918324	1	ARM	Refinance	Primary	MO			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
877495626	1	Fixed	Purchase	Investment	TX			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
338592069	1	ARM	Refinance	Primary	GA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/15/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/15/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $474,016.60 is underdisclosed from calculated Finance Charge of $474,385.60 in the amount of $369.00. - EV2

*** (CLEARED) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV1

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
700601697	1	ARM	Purchase	Primary	LA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/19/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/16/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
785446767	1	ARM	Refinance	Primary	NC			2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $431,793.26 is underdisclosed from calculated Finance Charge of $437,714.21 in the amount of $5,920.95. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
994847157	1	ARM	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/11/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/11/2007. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
684711603	1	ARM	Refinance	Primary	FL			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/24/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/24/2006. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
114235650	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
655125219	1	Fixed	Refinance	Primary	GA			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/14/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/14/2007. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $265,713.69 is underdisclosed from calculated Finance Charge of $265,779.46 in the amount of $65.77. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
254914830	1	Fixed	Refinance	Primary	GA			1			Yes	RA	A	A	A	A	Yes	No	No	No
950128920	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
650470878	1	Fixed	Purchase	Primary	NY			1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
996061941	1	Fixed	Refinance	Primary	CA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/26/2008 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/26/2007. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
835950213	1	Fixed	Refinance	Primary	ME			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
522208813	1	ARM	Refinance	Primary	OH		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/15/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/15/2006. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
646189164	1	Fixed	Refinance	Primary	AL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/28/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/28/2005. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
486462051	1	Fixed	Refinance	Primary	AL			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
420009570	1	Fixed	Refinance	Primary	OH		*** (OPEN) Final Title Policy is Missing - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/11/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/11/2006. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
732626640	1	Fixed	Refinance	Primary	NV			1			Yes	RA	A	A	A	A	Yes	No	No	No
200347452	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
134088777	1	Fixed	Refinance	Primary	VA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/21/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/21/2005. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
290825883	1	Fixed	Refinance	Primary	AL			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/19/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/19/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
200661138	1	Fixed	Refinance	Primary	IN		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/11/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/11/2006. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
566126307	1	Fixed	Purchase	Primary	NY		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/18/2008 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/18/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
277214508	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	3	*** (OPEN) Cook County SB 1167: IL Cook County (SB 1167) - Certificate of Compliance or Exemption not attached to mortgage for recording. - EV3

Although assignees do not appear to be exposed to liability arising from a violation of SB 1167, there is some ambiguity related to the possibility of a courts determination and the potential reputational risk associated with predatory lending.

											Yes	RC	C	C	C	C	Yes	No	No	No
398512605	1	Fixed	Refinance	Primary	ME		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	3

*** (OPEN) Maine SubPrime Threshold Test: Maine Subprime Loan: APR on subject loan of 7.65947% or Final Disclosure APR of 7.71540% is in excess of allowable threshold of US Treasury 4.4700% + 3%, or 7.47000%, or the loan exceeds a specified threshold, contains negative amortization, or has an interest-only feature.  Compliant Higher Priced Loan. - EV3

											Yes	RB	B	B	B	B	Yes	No	No	No
435742821	1	Fixed	Refinance	Primary	NJ		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/25/2008 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/25/2008. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
602410986	1	Fixed	Purchase	Primary	NY		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/6/2008 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/6/2008. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
465387147	1	Fixed	Refinance	Primary	PA		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
482452065	1	Fixed	Refinance	Primary	WI		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/22/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/22/2006. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
900270828	1	Fixed	Refinance	Primary	FL		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/2/2009 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/29/2009. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $136,304.64 is underdisclosed from calculated Finance Charge of $136,566.44 in the amount of $261.80. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
163964871	1	Fixed	Purchase	Primary	NJ		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/14/2008 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/14/2008. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
376043580	1	Fixed	Purchase	Primary	OH		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
683731584	1	Fixed	Refinance	Primary	CT		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
700011288	1	Fixed	Refinance	Primary	NJ		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/21/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/21/2007. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
761780457	1	Fixed	Refinance	Primary	GA		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
412562025	1	Fixed	Purchase	Primary	GA		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/28/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/28/2006. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.76710% is underdisclosed from calculated APR of 6.10653% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $167,817.93 is underdisclosed from calculated Finance Charge of $175,385.72 in the amount of $7,567.79. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
483354162	1	Fixed	Refinance	Primary	GA		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
984524490	1	Fixed	Purchase	Primary	GA		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
157476366	1	Fixed	Purchase	Primary	GA		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
308727963	1	Fixed	Refinance	Primary	GA		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $273,536.81 is underdisclosed from calculated Finance Charge of $273,779.00 in the amount of $242.19. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
914778517	1	Fixed	Purchase	Primary	GA		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/29/2008 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/12/2008. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
432731835	1	Fixed	Purchase	Primary	GA		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
163982853	1	Fixed	Purchase	Primary	GA		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/3/2008 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/3/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
693858447	1	Fixed	Refinance	Primary	GA		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/23/2008 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/23/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
674920404	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 8/25/1992 which is XX month(s) prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 3/25/1992.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
226850922	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/26/2002 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/26/2002. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
537037425	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/17/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/18/2003. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
465512022	1	Fixed	Purchase	Primary	FL		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $235,088.41 is underdisclosed from calculated Finance Charge of $238,817.52 in the amount of $3,729.11. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
584578836	1	Fixed	Refinance	Primary	FL		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/1/2008 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/1/2007. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
785686325	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
981416601	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
857879262	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/1/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/1/2004. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
593971434	1	ARM	Purchase	Primary	VA		*** (OPEN) Final Title Policy is Missing - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
859304835	1	ARM	Refinance	Primary	GA			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
836774388	1	Fixed	Refinance	Primary	GA			1			Yes	RA	A	A	A	A	Yes	No	No	No
697831470	1	Fixed	Refinance	Primary	AL			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
659722617	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
672964362	1	Fixed	Refinance	Primary	CO			1			Yes	RA	A	A	A	A	Yes	No	No	No
556685353	1	ARM	Purchase	Primary	GA			2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/4/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/4/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
401120478	1	Fixed	Refinance	Primary	IL			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/26/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/26/2005. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
315878805	1	Fixed	Refinance	Primary	AL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/25/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/25/2003. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
384003612	1	ARM	Refinance	Primary	FL		*** (OPEN) Final Title Policy is Missing - EV2	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/9/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/9/2007. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
128502369	1	ARM	Purchase	Primary	CO			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
961357680	1	Fixed	Purchase	Primary	NC		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
639742617	1	Fixed	Purchase	Primary	NJ			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
217788993	1	Fixed	Purchase	Primary	PA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/25/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/8/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
243323433	1	Fixed	Purchase	Primary	GA		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/13/2001 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/19/2001. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $175,889.93 is underdisclosed from calculated Finance Charge of $176,407.83 in the amount of $517.90. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
638260101	1	ARM	Purchase	Primary	AZ		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/2/2006 which is XX month(s) prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was  7/2/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
550607841	1	Fixed	Refinance	Investment	MO			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/21/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/21/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
925089831	1	Fixed	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  5/9/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  5/9/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
208686105	1	ARM	Refinance	Investment	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/16/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/16/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
700164528	1	Fixed	Purchase	Investment	AZ			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/30/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/30/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
532458009	1	ARM	Purchase	Investment	GA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
491476032	1	ARM	Refinance	Primary	WI			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/12/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/23/2007. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
806490929	1	ARM	Purchase	Primary	KS		*** (OPEN) Final Title Policy is Missing - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
947671380	1	Fixed	Purchase	Primary	MS		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.65100% is underdisclosed from calculated APR of 7.90931% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $117,585.17 is underdisclosed from calculated Finance Charge of $119,379.13 in the amount of $1,793.96. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
651725622	1	ARM	Purchase	Primary	SC			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/8/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/8/2006. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
920623455	1	Fixed	Purchase	Primary	FL		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
232178589	1	Fixed	Refinance	Primary	NJ		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $383,167.68 is underdisclosed from calculated Finance Charge of $383,911.54 in the amount of $743.86. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
830332836	1	Fixed	Refinance	Primary	NY		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
606921471	1	Fixed	Refinance	Primary	OH		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
439719840	1	ARM	Refinance	Second Home	ME			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/30/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/31/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
228633138	1	ARM	Refinance	Primary	AL			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/19/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/19/2007. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
148691160	1	ARM	Purchase	Primary	CT		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/23/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/23/2006. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
121998879	1	ARM	Refinance	Primary	WI			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/11/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/11/2007. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
322148529	1	ARM	Refinance	Primary	MA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/8/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  9/8/2006. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
689262048	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/22/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/22/2006. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
574098327	1	ARM	Refinance	Primary	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/26/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/26/2006. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
867073059	1	Fixed	Refinance	Primary	NC			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/11/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/11/2007. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
768099132	1	ARM	Refinance	Primary	GA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
863130006	1	ARM	Refinance	Primary	WI			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
598900500	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/28/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/28/2007. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
219944835	1	ARM	Refinance	Primary	GA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/26/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/26/2007. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
321697980	1	ARM	Purchase	Second Home	CA			3

*** (OPEN) Disparity in Occupancy: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Second Home) - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/26/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/26/2006. - EV2

											Yes	RC	C	C	C	C	No	N/A	N/A	N/A
643628727	1	ARM	Refinance	Primary	AL			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/21/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/21/2006. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
800381817	1	ARM	Refinance	Primary	SC			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  3/9/2008 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/22/2008. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

TILA - subject to a 1 year SOL for affirmative claims under TILA

											Yes	RB	B	B	B	B	Yes	No	No	No
293879826	1	ARM	Refinance	Primary	MI			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan CMPA Bill of Rights: Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Consumer Caution: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/8/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/8/2007. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
534707757	1	Fixed	Refinance	Primary	GA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/27/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/27/2006. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
675252607	1	ARM	Refinance	Primary	AL		*** (OPEN) Title: Evidence of title is missing - EV3	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/8/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/8/2007. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
740839419	1	Fixed	Refinance	Primary	DE		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/19/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/19/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
698862438	1	Fixed	Refinance	Primary	GA		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/27/2009 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/27/2009. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $152,476.96 is underdisclosed from calculated Finance Charge of $154,016.07 in the amount of $1,539.11. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
786829383	1	Fixed	Refinance	Primary	GA		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
369953676	1	Fixed	Refinance	Primary	GA		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $273,969.76 is underdisclosed from calculated Finance Charge of $274,029.92 in the amount of $60.16. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
252486261	1	Fixed	Purchase	Primary	GA		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) GFE Error: Interest rate available through date not provided.: GFE Date: 02/01/2010 - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/30/2010 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/10/2010. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
247019733	1	ARM	Refinance	Primary	GA		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) RESPA 2010 GFE vs HUD Block 8 with Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA 2010 Service Provider Timing: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 3.62600% is underdisclosed from calculated APR of 4.61657% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $169,049.79 is underdisclosed from calculated Finance Charge of $233,281.60 in the amount of $64,231.81. - EV2

*** (OPEN) TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
370496133	1	Fixed	Refinance	Primary	IL		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
712264023	1	Fixed	Refinance	Primary	KS		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 HUD to Actual Payment: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Initial Escrow Account Disclosure Test: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
803653542	1	Fixed	Purchase	Primary	KS		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 Service Provider: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Initial Escrow Account Disclosure Compliant Test: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
485234280	1	Fixed	Refinance	Primary	ME		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
503950545	1	Fixed	Refinance	Primary	MD		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Maryland MLR Tangible Net Benefit Missing: Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) RESPA 2010 GFE vs HUD Block 8 with Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
230016753	1	Fixed	Purchase	Primary	MS		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
339656004	1	Fixed	Refinance	Primary	MO		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $222,834.14 is underdisclosed from calculated Finance Charge of $223,490.79 in the amount of $656.65. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
368841789	1	Fixed	Refinance	Primary	MO		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/22/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/22/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
944743311	1	Fixed	Purchase	Primary	MO		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
523083393	1	Fixed	Purchase	Primary	MO		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) RESPA 2010 HUD to Actual Payment: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
472608918	1	Fixed	Refinance	Primary	NE		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/9/2009 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/12/2009. - EV2

*** (OPEN) Nebraska Broker Notice: Nebraska Mortgage Bankers Registration and Licensing Act:  Mortgage broker has received compensation from the borrower without providing a written agreement to the borrower. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
151721127	1	Fixed	Refinance	Primary	NC		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	3

*** (OPEN) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information. - EV3

Assignee liability is unclear.  A holder of the loan may be exposed to the consequences if the loan is deemed usurious, resulting in forfeiture of all interest and return of twice the interest paid, or if the violation constitutes a deceptive act or practice, subjecting the holder to treble damages, but not both.

											Yes	RC	C	C	C	C	Yes	No	No	No
466518015	1	Fixed	Purchase	Primary	NC		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
463874661	1	Fixed	Refinance	Primary	NC		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 HUD to Actual Payment: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 4.99400% is underdisclosed from calculated APR of 5.51915% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $135,210.87 is underdisclosed from calculated Finance Charge of $145,728.27 in the amount of $10,517.40. - EV2

*** (OPEN) TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
805554639	1	Fixed	Refinance	Primary	OH		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
356146812	1	Fixed	Refinance	Primary	OR		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
914721363	1	Fixed	Refinance	Primary	PA		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $293,930.47 is underdisclosed from calculated Finance Charge of $293,965.70 in the amount of $35.23. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
258733008	1	Fixed	Purchase	Primary	PA		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
680793525	1	Fixed	Refinance	Primary	PA		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $187,720.09 is underdisclosed from calculated Finance Charge of $196,860.14 in the amount of $9,140.05. - EV2

*** (OPEN) TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

TILA - 1yr affirmative.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
960986052	1	Fixed	Refinance	Primary	UT		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/17/2009 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/13/2009. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $301,088.01 is underdisclosed from calculated Finance Charge of $301,144.26 in the amount of $56.25. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
150218631	1	Fixed	Refinance	Primary	WI		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/24/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/3/2007. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
906974118	1	Fixed	Refinance	Primary	WI		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $282,040.79 is underdisclosed from calculated Finance Charge of $284,266.60 in the amount of $2,225.81. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
920351727	1	Fixed	Refinance	Primary	WI		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/23/2009 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/23/2009. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
985071942	1	Fixed	Refinance	Primary	WI		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
713301984	1	Fixed	Refinance	Primary	WI		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $128,577.81 is underdisclosed from calculated Finance Charge of $128,857.84 in the amount of $280.03. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
147997854	1	Fixed	Refinance	Primary	WI		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 Service Provider: RESPA (2010):  Borrower not provided with list of service providers. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
752444802	1	Fixed	Purchase	Primary	AL		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
820750428	1	Fixed	Purchase	Primary	IL		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
894282822	1	Fixed	Refinance	Primary	SC		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 3.69000% is underdisclosed from calculated APR of 3.99806% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $175,399.79 is underdisclosed from calculated Finance Charge of $176,515.71 in the amount of $1,115.92. - EV2

TILA APR -  subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
718336944	1	Fixed	Purchase	Primary	ID		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) ID RMPA Lock-In Disclosure Timing: Idaho Residential Mortgage Practices Act: Lock-in Agreement not provided to borrower within three (3) business days of interest rate lock date. - EV2

*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Initial Escrow Account Disclosure Timing Test: RESPA: Initial escrow account statement was not provided to the borrower at closing. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
381331287	1	Fixed	Refinance	Primary	TN			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/9/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/9/2006. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
660614211	1	ARM	Refinance	Primary	GA			2	*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2	TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
117561441	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
760663636	1	Fixed	Purchase	Primary	CA			2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
241683075	1	ARM	Purchase	Second Home	FL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/22/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/11/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
361200438	1	ARM	Refinance	Primary	WI		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) Note Error: Note grace period days less than minimum per state - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: Unable to test GFE Estimate Available Through Date due to missing information. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (CLEARED) Missing Final HUD-1 - EV1

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	No
408953637	1	Fixed	Refinance	Primary	IL		*** (OPEN) Final Title Policy is Missing - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
980662356	1	Fixed	Refinance	Primary	IL			3

*** (OPEN) Illinois SB 1894: IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording. - EV3

*** (OPEN) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) RESPA 2010 GFE to Actual Interest Rate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Loan Amount: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA 2010 GFE vs HUD 10 Percent Fees with Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2

											Yes	RC	C	C	C	C	Yes	No	No	No
450571977	1	Fixed	Refinance	Primary	IL		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/23/2008 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/23/2007. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 6/XX/2008, prior to three (3) business days from transaction date of 6/XX/2008. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
252341406	1	Fixed	Refinance	Primary	MN		*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	3

*** (OPEN) Minnesota Subprime Threshold Test: Minnesota Subprime Loan: APR on subject loan of 5.72167% or Final Disclosure APR of 5.76500% is in excess of allowable threshold of USTreasury .6700% + 3%, or 3.67000%.  Compliant Subprime Loan. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Minnesota Ability To Repay Test: Unable to determine if borrower's ability to repay requirements have been met due to missing information. - EV2

*** (OPEN) TIL Error: Borrower signature not dated. - EV2

Assignee liability is unclear.  Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effective 8/1/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
628793577	1	ARM	Purchase	Primary	MD		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
309137553	1	Fixed	Refinance	Primary	NJ		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/13/2009 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/24/2009. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
986554203	1	Fixed	Refinance	Primary	NJ		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	No
612771615	1	Fixed	Refinance	Primary	NJ		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $195,939.19 is underdisclosed from calculated Finance Charge of $197,540.64 in the amount of $1,601.45. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
181172646	1	Fixed	Refinance	Primary	NJ		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/13/2008 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/13/2008. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
158350491	1	Fixed	Refinance	Primary	NJ		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/21/2009 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/7/2009. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $293,388.28 is underdisclosed from calculated Finance Charge of $293,790.88 in the amount of $402.60. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
143214642	1	Fixed	Refinance	Primary	NJ		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/23/2009 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/8/2009. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
684263052	1	Fixed	Refinance	Primary	NJ		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $60,132.30 is underdisclosed from calculated Finance Charge of $61,646.35 in the amount of $1,514.05. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
393242364	1	Fixed	Refinance	Primary	NJ		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
511697790	1	Fixed	Refinance	Primary	NJ		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
807228963	1	Fixed	Refinance	Primary	NJ		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/29/2008 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/29/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
477586935	1	Fixed	Refinance	Primary	NJ		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/21/2009 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/21/2009. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
250376373	1	ARM	Refinance	Primary	NJ		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/30/2009 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/30/2009. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
188545927	1	Fixed	Refinance	Primary	NJ		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA 2010 GFE Status: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA 2010 HUD to Actual Payment: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA Initial Escrow Account Disclosure Test: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
882078039	1	Fixed	Purchase	Primary	NJ		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/8/2010 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/8/2010. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

										TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
915429654	1	Fixed	Purchase	Primary	DE		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
207678114	1	ARM	Refinance	Investment	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/16/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/16/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
962904132	1	ARM	Refinance	Investment	CA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/2/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/28/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
723551724	1	ARM	Refinance	Investment	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/2/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  8/2/2005. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
927183888	1	Fixed	Purchase	Primary	TX			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
737588673	1	Fixed	Refinance	Primary	FL			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/14/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/14/2007. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
625254120	1	ARM	Purchase	Primary	CA			3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $235,683.97 is underdisclosed from calculated Finance Charge of $235,816.00 in the amount of $132.03. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
639908451	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
460311259	1	Fixed	Refinance	Primary	FL			2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
503379117	1	Fixed	Refinance	Primary	CT			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/15/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/14/2007. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
159670094	1	Fixed	Purchase	Primary	CA			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
219097126	1	ARM	Refinance	Investment	AZ			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
611297091	1	ARM	Refinance	Primary	MO		*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
354066579	1	ARM	Purchase	Investment	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
282561156	1	ARM	Refinance	Primary	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/17/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/17/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
133904961	1	ARM	Purchase	Second Home	FL			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/14/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/9/2007. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
904906188	1	Fixed	Refinance	Primary	NJ		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
522946607	1	Fixed	Purchase	Primary	MD		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
939046014	1	ARM	Purchase	Primary	GA			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/29/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/29/2004. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
586284129	1	ARM	Refinance	Primary	IL			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/18/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/6/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
254420325	1	Fixed	Refinance	Primary	IL		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/23/2008 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/22/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
322955721	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
453964581	1	Fixed	Purchase	Primary	IL		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/21/2009 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/7/2009. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
263930805	1	Fixed	Purchase	Primary	IL		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2	TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
808071351	1	Fixed	Refinance	Primary	IL		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
333757830	1	Fixed	Refinance	Primary	IL		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	3

*** (OPEN) Cook County SB 1167: IL Cook County (SB 1167) - Certificate of Compliance or Exemption not attached to mortgage for recording. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/10/2009 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/8/2009. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

Although assignees do not appear to be exposed to liability arising from a violation of SB 1167, there is some ambiguity related to the possibility of a courts determination and the potential reputational risk associated with predatory lending.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RC	C	C	C	C	Yes	No	No	No
797600808	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
379732887	1	ARM	Purchase	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/1/1993 which is XX month(s) prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was  6/1/1993.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	No	N/A	N/A	N/A
850571577	1	Fixed	Refinance	Primary	WA			2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
980608410	1	Fixed	Refinance	Primary	IL			2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/25/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/25/2006. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
517003479	1	Fixed	Refinance	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
768106125	1	Fixed	Refinance	Primary	GA		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV3

*** (OPEN) Georgia HL Late Charge 2003: Georgia Home Loan:  Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period of less than ten (10) days. - EV2

											Yes	RC	C	C	C	C	Yes	No	No	No
354664301	1	Fixed	Refinance	Primary	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Maryland MLR Balloon Notice: Maryland Mortgage Lending Regulations:  Balloon Notice not provided to borrower. - EV2

*** (OPEN) Maryland MLR Escrow Responsibility: Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance. - EV2

*** (OPEN) Maryland MLR Tangible Net Benefit Missing: Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
314531154	1	ARM	Refinance	Investment	MD		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
774223002	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
594390015	1	Fixed	Refinance	Primary	MS		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $238,340.24 is underdisclosed from calculated Finance Charge of $238,530.47 in the amount of $190.23. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
604853541	1	Fixed	Refinance	Primary	MO			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
226337436	1	Fixed	Refinance	Primary	SC		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RD	D	D	D	D	Yes	No	No	No
239900859	1	ARM	Refinance	Primary	TN			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/26/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 9/26/2006. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
336094569	1	Fixed	Refinance	Primary	GA			1			Yes	RA	A	A	A	A	Yes	No	No	No
160327512	1	ARM	Refinance	Primary	IN			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/6/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/6/2006. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
700223076	1	ARM	Refinance	Primary	CA			3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Original Lender Missing: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RD	D	D	D	D	Yes	No	No	No
271620108	1	Fixed	Refinance	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan CMPA Counseling Agencies: Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
964486548	1	Fixed	Refinance	Primary	PA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/25/2004 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/25/2003. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
856201941	1	Fixed	Refinance	Primary	NC			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/16/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/16/2005. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
426249324	1	Fixed	Refinance	Primary	WI			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/25/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/25/2007. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
709411878	1	ARM	Refinance	Primary	NJ			2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/20/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/20/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
857217924	1	Fixed	Refinance	Primary	IL			1			Yes	RA	A	A	A	A	Yes	No	No	No
459528012	1	Fixed	Refinance	Primary	VA		*** (OPEN) Final Title Policy is Missing - EV2	2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Virginia MLBA Additional Compensation: Virginia Mortgage Lender and Broker Act:  Mortgage broker has received compensation from the borrower other than that specified in the written agreement signed by the borrower. - EV2

*** (OPEN) Virginia MLBA Broker Notice: Virginia Mortgage Lender and Broker Act:  Mortgage broker also acting as agent has received compensation from the borrower without providing a written agreement to the borrower. - EV2

*** (OPEN) Virginia MLBA Fees Before GFE: Virginia Mortgage Lender and Broker Act:  Fees collected from borrower prior to a written commitment to make a mortgage loan. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
734039226	1	Fixed	Refinance	Primary	GA			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/28/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/28/2007. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
637619742	1	Fixed	Refinance	Primary	IN			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/21/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/21/2003. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
282775941	1	Fixed	Refinance	Primary	GA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/22/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/22/2007. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
333132534	1	ARM	Refinance	Primary	CT			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/29/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/29/2005. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
208203588	1	Fixed	Purchase	Primary	SC			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
369612018	1	Fixed	Refinance	Primary	GA			1			Yes	RA	A	A	A	A	Yes	No	No	No
813409776	1	Fixed	Refinance	Primary	WI			2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/24/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/24/2006. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
260531208	1	Fixed	Refinance	Primary	OR			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
626354019	1	ARM	Refinance	Primary	CA			2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
617359023	1	Fixed	Refinance	Investment	FL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
692851455	1	Fixed	Refinance	Primary	CO		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
989774235	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
636552048	1	ARM	Refinance	Primary	IL			3

*** (OPEN) Cook County SB 1167: IL Cook County (SB 1167) - Certificate of Compliance or Exemption not attached to mortgage for recording. - EV3

*** (OPEN) Federal HPML 2009 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.49150% or Final Disclosure APR of 5.49000% is in excess of allowable threshold of APOR 3.27% + 1.5%, or 4.77000%.  Compliant Higher Priced Mortgage Loan. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $283,079.26 is underdisclosed from calculated Finance Charge of $283,163.01 in the amount of $83.75. - EV2

Although assignees do not appear to be exposed to liability arising from a violation of SB 1167, there is some ambiguity related to the possibility of a courts determination and the potential reputational risk associated with predatory lending.

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA HPML - If Non-Compliant, subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RC	C	C	C	C	Yes	No	No	No
859538601	1	Fixed	Refinance	Primary	IL		*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
516409074	1	Fixed	Purchase	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
831809358	1	Fixed	Purchase	Primary	MN		*** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
427397175	1	Fixed		Primary	MN		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee Agreement. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/24/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/24/2004. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	N/A
213003783	1	Fixed	Refinance	Primary	WI			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/21/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 1/21/2006. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
767159073	1	Fixed	Refinance	Primary	WI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/31/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/31/2007. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
484548966	1	ARM	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/30/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/30/2006. - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	No
718585695	1	Fixed	Refinance	Primary	UT			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/14/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/14/2007. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
711623664	1	ARM	Purchase	Primary	NY		*** (OPEN) Missing Document: Missing Final 1003 - EV2 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2	2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/20/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/20/2006. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
613806579	1	Fixed	Refinance	Primary	IL		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
602365032	1	ARM	Refinance	Primary	IL		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/21/2008 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/21/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
248955036	1	Fixed	Refinance	Primary	IL		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	3

*** (OPEN) Cook County SB 1167: IL Cook County (SB 1167) - Certificate of Compliance or Exemption not attached to mortgage for recording. - EV3

*** (OPEN) Security Instrument Error: Notary Date  was not provided - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $189,523.13 is underdisclosed from calculated Finance Charge of $189,753.70 in the amount of $230.57. - EV2

Although assignees do not appear to be exposed to liability arising from a violation of SB 1167, there is some ambiguity related to the possibility of a courts determination and the potential reputational risk associated with predatory lending.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RC	C	C	C	C	Yes	No	No	No
782832384	1	Fixed	Refinance	Primary	IL		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	3

*** (OPEN) Cook County SB 1167: IL Cook County (SB 1167) - Certificate of Compliance or Exemption not attached to mortgage for recording. - EV3

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

Although assignees do not appear to be exposed to liability arising from a violation of SB 1167, there is some ambiguity related to the possibility of a courts determination and the potential reputational risk associated with predatory lending.

											Yes	RC	C	C	C	C	Yes	No	No	No
915845238	1	Fixed	Purchase	Primary	IL		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	N/A
393530076	1	Fixed	Purchase	Primary	IL		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Illinois SB 1894: IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/5/2011 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/5/2011. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA 2010 GFE to Actual Payment: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA HUD Settlement Booklet Status: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure Status: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RC	C	C	C	C	Yes	N/A	N/A	N/A
685624689	1	Fixed	Refinance	Primary	GA			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
841525632	1	Fixed	Refinance	Primary	MO			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/6/2008 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  7/6/2008. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
450879669	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Original Lender Missing: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/17/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/17/2007. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $277,674.24 is underdisclosed from calculated Finance Charge of $277,964.24 in the amount of $290.00. - EV2

*** (OPEN) TIL Right To Rescind - H-9 On Refinance By Different Creditor: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Sent: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RC	C	C	C	C	Yes	No	No	No
747751500	1	Fixed	Refinance	Primary	OK			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/19/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/19/2003. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
406773819	1	Fixed	Purchase	Second Home	VA			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
369692937	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/2/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/31/2007. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) RESPA Question Affiliated Business Arrangement: Unable to determine if an Affiliated Business Arrangement exists due to missing information. - EV1

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
223787988	1	Fixed	Purchase	Primary	FL		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
148518333	1	Fixed	Purchase	Primary	ME		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
796803399	1	Fixed	Refinance	Primary	ME		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	No
636703659	1	Fixed	Refinance	Primary	MO		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	N/A
665875458	1	Fixed	Purchase	Primary	NV		*** (OPEN) Incomplete Document: TIL Final is incomplete - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
967018014	1	Fixed	Refinance	Primary	NJ		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $320,568.60 is underdisclosed from calculated Finance Charge of $321,653.12 in the amount of $1,084.52. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
337804857	1	Fixed	Refinance	Primary	NJ		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $393,430.68 is underdisclosed from calculated Finance Charge of $409,364.99 in the amount of $15,934.31. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
952918128	1	Fixed	Refinance	Primary	NY		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) RESPA 2010 Estimate Available Through Date: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA 2010 Service Provider: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA Servicing Disclosure Timing 2010: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Sent: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

										TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	No	No	No
371427201	1	Fixed	Refinance	Primary	UT		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/16/2008 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/4/2008. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
703626028	1	Fixed	Refinance	Primary	UT		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/25/2008 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/4/2008. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $376,961.99 is underdisclosed from calculated Finance Charge of $377,045.13 in the amount of $83.14. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
845256762	1	Fixed	Refinance	Primary	VA		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

										TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
226736037	1	Fixed	Refinance	Primary	CT		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/12/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/12/2007. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $385,460.38 is underdisclosed from calculated Finance Charge of $393,909.08 in the amount of $8,448.70. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
261623880	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
682654662	1	Fixed	Refinance	Primary	MO		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $177,780.19 is underdisclosed from calculated Finance Charge of $177,862.53 in the amount of $82.34. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
249518232	1	Fixed	Purchase	Primary	OK		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
991960047	1	Fixed	Purchase	Primary	VA		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
168418413	1	Fixed	Refinance	Primary	WI		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $186,956.73 is underdisclosed from calculated Finance Charge of $193,856.77 in the amount of $6,900.04. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
817040142	1	Fixed	Purchase	Primary	WI		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
475892631	1	Fixed	Refinance	Primary	GA		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
730933335	1	Fixed	Purchase	Primary	IL		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/18/2008 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/23/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
591116292	1	Fixed	Refinance	Primary	NJ		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	3	*** (OPEN) Original Lender Missing: Original Lender was not able to be determined. Any applicable Federal, State or Local compliance testing is unreliable. - EV3		Yes	RC	C	C	C	C	Yes	No	No	No
832029138	1	Fixed	Purchase	Primary	FL		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
837866295	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
414449136	1	Fixed	Purchase	Primary	NJ		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
768104127	1	Fixed	Purchase	Primary	GA		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) FHA Case Number Assignment Date Without MI Impact: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
401707890	1	ARM	Purchase	Primary	GA		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	N/A	N/A	No
715340943	1	Fixed	Refinance	Primary	GA		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
712494792	1	Fixed	Purchase	Primary	GA		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	N/A	N/A	No
675183141	1	Fixed	Refinance	Primary	GA		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	No
414319266	1	Fixed	Refinance	Primary	GA		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
941123934	1	Fixed	Refinance	Primary	GA		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $256,009.54 is underdisclosed from calculated Finance Charge of $256,886.66 in the amount of $877.12. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
912998088	1	Fixed	Refinance	Primary	GA		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/17/2008 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 2/16/2008. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
480698820	1	Fixed	Refinance	Primary	GA		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/30/2008 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/30/2007. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $173,183.08 is underdisclosed from calculated Finance Charge of $173,278.53 in the amount of $95.45. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
349372278	1	Fixed	Purchase	Primary	GA		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/19/2009 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/8/2009. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	No
265917375	1	ARM	Refinance	Primary	GA		*** (OPEN_UNABLE_TO_CLEAR) Loan has been identified as FHA/VA - EV2	2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $126,039.92 is underdisclosed from calculated Finance Charge of $126,182.37 in the amount of $142.45. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
250196553	1	ARM	Refinance	Primary	AL			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/24/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/24/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
574310115	1	Fixed	Refinance	Primary	OH		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
265081653	1	Fixed	Refinance	Primary	ME			1			Yes	RA	A	A	A	A	Yes	No	No	No
159945894	1	Fixed	Refinance	Primary	AL			2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
558173268	1	Fixed	Refinance	Primary	NE			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
303640056	1	ARM	Refinance	Primary	MO			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
965938095	1	Fixed	Refinance	Primary	MO			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/23/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/23/2004. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
403469127	1	Fixed	Refinance	Primary	GA			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/18/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 5/18/2006. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
190600209	1	Fixed	Refinance	Primary	OH			1			Yes	RA	A	A	A	A	Yes	No	No	No
991668339	1	Fixed	Refinance	Primary	OH			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/30/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/18/2006. - EV2

*** (OPEN) Ohio CSPA Acknowledgment Receipt Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
939962097	1	ARM	Refinance	Investment	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/25/2003 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/28/2003. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
384879735	2	Fixed	Refinance	Primary	AL			2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/18/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/18/2004. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
443515072	1	ARM	Refinance	Primary	NC			3

*** (OPEN) Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee Agreement. - EV3

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Important Terms Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Interest Rate Match APR: Truth in Lending Act (HELOC): HELOC APR does not match Interest Rate. - EV2

*** (OPEN) North Carolina CHL Prepayment Penalty: North Carolina Home Loan: First lien mortgage loan less than $150,000 contains an impermissible prepayment penalty. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RC	C	C	C	C	Yes	N/A	N/A	N/A
977046975	1	Fixed	Refinance	Primary	SC		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
943964091	1	Fixed	Refinance	Primary	VA			2	*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2	TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
214763022	1	Fixed	Refinance	Primary	ME			2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Federal HELOC Brochure Timing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2

*** (OPEN) Federal HELOC Tax Advisor Statement: Truth in Lending Act (HELOC): Creditor did not provide statement that the consumer should consult a tax advisor. - EV2

*** (OPEN) Federal HELOC Terms Change Allowed: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL Rescission Timing: Unable to test rescission due to missing information. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Unable to test RTC expiration date due to missing information. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
597817584	1	Fixed	Purchase	Primary	NE			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
850729419	1	Fixed	Refinance	Primary	AZ		*** (OPEN) Final Title Policy is Missing - EV2	2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
193305501	1	Fixed	Refinance	Primary	AL			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
638906454	1	Fixed	Refinance	Primary	AL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 6/XX/2005, prior to three (3) business days from transaction date of 6/XX/2005. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	N/A
758168073	1	Fixed	Refinance	Primary	MO		*** (OPEN) Missing Document: Security Instrument not provided - EV3	3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Initial GFE not provided - EV2

											Yes	RD	D	D	D	D	Yes	No	No	N/A
243745011	1	ARM	Refinance	Primary	IL			2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Federal HELOC Brochure Timing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2

*** (OPEN) Federal HELOC Important Terms Timing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application. - EV2

*** (OPEN) RTC Error:  Right to Cancel expiration date is blank. - EV2

*** (OPEN) TIL RTC Expected Expiration vs Actual: Unable to test RTC expiration date due to missing information. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
134520345	1	ARM	Purchase	Second Home	FL			2	*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
853863282	1	ARM	Refinance	Investment	FL		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
102291281	1	Fixed	Refinance	Primary	IL			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
583406010	1	Fixed	Refinance	Primary	WI		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/25/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/25/2004. - EV2

											Yes	RD	D	D	D	D	Yes	No	No	No
928369355	1	Fixed	Refinance	Primary	IL		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

											Yes	RD	D	D	D	D	Yes	No	No	No
702317979	1	Fixed	Refinance	Primary	IL		*** (OPEN) Final Title Policy is Missing - EV2 *** (OPEN) Missing Document: Missing Final 1003 - EV2	1			Yes	RA	A	A	A	A	Yes	No	No	No
816790392	1	Fixed	Purchase	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
475942581	1	Fixed	Refinance	Primary	CO			1			Yes	RA	A	A	A	A	Yes	No	No	No
982345671	1	Fixed	Refinance	Primary	IL		*** (OPEN) Title: Evidence of title is missing - EV3	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
380540079	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN) Cook County SB 1167: IL Cook County (SB 1167) - Certificate of Compliance or Exemption not attached to mortgage for recording. - EV3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Initial GFE not provided - EV2

Although assignees do not appear to be exposed to liability arising from a violation of SB 1167, there is some ambiguity related to the possibility of a courts determination and the potential reputational risk associated with predatory lending.

											Yes	RD	D	D	D	D	Yes	No	No	No
554557887	1	Fixed	Refinance	Primary	IL			1			Yes	RA	A	A	A	A	Yes	No	No	No
433808757	1	Fixed	Refinance	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
803190006	1	Fixed	Refinance	Primary	IL		*** (OPEN) Final Title Policy is Missing - EV2	2

*** (OPEN) TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

TILA ROR Form - Because this issue is not uniformly settled among the circuit courts, the continuing risk that the borrower may have an extended right to rescind (3 additional years) if a creditor uses the incorrect Model Form remains. Because of this uncertainty, we continue to recommend that creditors use Model Form H-8 only for refinances involving a new creditor and Model Form H-9 for refinances involving the same creditor.

											Yes	RB	B	B	B	B	Yes	No	No	No
355954689	1	Fixed	Purchase	Primary	IL			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
608610780	1	Fixed	Purchase	Primary	IL			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/23/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 4/23/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
218366415	1	Fixed	Refinance	Primary	IL		*** (OPEN) Title: Evidence of title is missing - EV3	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
323649027	1	Fixed	Refinance	Primary	MN			3

*** (OPEN) Minnesota Subprime Threshold Test: Minnesota Subprime Loan: APR on subject loan of 9.51655% or Final Disclosure APR of 9.54000% is in excess of allowable threshold of USTreasury 5.1900% + 3%, or 8.19000%.  Compliant Subprime Loan. - EV3

*** (OPEN) Minnesota Ability To Repay Test: Unable to determine if borrower's ability to repay requirements have been met due to missing information. - EV2

Assignee liability is unclear.  Purchasers and assignees of Minnesota mortgage loans would not appear to be liable for violations of the Act. However, effective 8/1/07, although there does not appear to be any explicit assignee liability, because a new private right of action permits a court to award statutory damages equal to the amount of all lender fees included in the amount of the principal of the residential mortgage loan, there is the potential that secondary market participants may be adversely affected.

											Yes	RB	B	B	B	B	Yes	No	No	N/A
921546531	1	Fixed	Refinance	Primary	IL		*** (OPEN) Title: Evidence of title is missing - EV3	2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	Yes	No	No	No
328947723	1	Fixed	Refinance	Primary	MI		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2	*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $310,716.57 is underdisclosed from calculated Finance Charge of $310,924.52 in the amount of $207.95. - EV2	TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	N/A
173768058	1	Fixed	Refinance	Primary	IN			2	*** (OPEN) Initial GFE not provided - EV2 *** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2	TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
617641740	1	Fixed	Refinance	Primary	IL		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) GFE Error: Interest rate available through date not provided.: GFE Date: 02/28/2011 - EV2

*** (OPEN) RESPA 2010 GFE Provided Date: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA 2010 Service Provider: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) Safe Act NMLS (1003): Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) TIL-MDIA 2009 Early TIL Disclosure Status: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

										TILA MDIA - subject to a 1 year SOL for affirmative claims under TILA, Unlimited as a defense to foreclosure. Assignee liability.	Yes	RD	D	D	D	D	Yes	No	No	No
549067383	1	Fixed	Purchase	Primary	IL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
334098567	1	Fixed	Refinance	Primary	IL			1			Yes	RA	A	A	A	A	Yes	No	No	No
125841349	1	Fixed	Purchase	Primary	IL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  7/4/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  2/4/2006. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
555630813	1	ARM	Refinance	Primary	IL			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $164,145.93 is underdisclosed from calculated Finance Charge of $164,440.66 in the amount of $294.73. - EV2

TILA - subject to a 1 year SOL for affirmative claims under TILA

TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

											Yes	RB	B	B	B	B	Yes	No	No	No
295339136	1	Fixed	Refinance	Investment	WI		*** (OPEN) Title: Evidence of title is missing - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV2	3

*** (OPEN_UNABLE_TO_CLEAR) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of  3/3/2003 which is XX month(s) prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/3/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

											Yes	RD	D	D	D	D	No	N/A	N/A	N/A
238823937	1	Fixed	Purchase	Primary	IL			1			Yes	RA	A	A	A	A	No	N/A	N/A	N/A
478747773	1	Fixed	Refinance	Primary	FL			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/25/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  3/9/2006. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
598109292	1	Fixed	Refinance	Primary	FL		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/4/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
379298313	1	ARM	Purchase	Second Home	FL			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/3/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/28/2005. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RB	B	B	B	B	No	N/A	N/A	N/A
713528757	1	Fixed	Refinance Streamlined	Primary	NJ			3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	No	No
293348358	1	Fixed	Refinance Cash-out - Other	Primary	NY			3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	No	No
821438739	1	Fixed	Refinance Cash-out - Other	Primary	NY			3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	No	No
653144202	1	ARM	Refinance Cash-out - Other	Primary	FL			1			Yes	RA	A	A	A	A	Yes	No	No	No
166956057	1	Fixed	Refinance Cash-out - Other	Second Home	FL			1			Yes	RA	A	A	A	A	No	No	N/A	N/A
756692550	1	Fixed	Refinance Cash-out - Other	Primary	AZ			2	*** (OPEN) TIL Finance Charge Tolerance- The finance charge is under-disclosed $124.28. This is a refinance transaction seasoned > 3 years. - Rating - 2W;		Yes	RB	B	B	B	B	Yes	No	No	N/A
557182260	1	ARM	Purchase	Primary	TX		*** (OPEN) Final Title Policy is Missing - EV1	2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 9/21/2006 which is XX month(s) prior to consummation.  A 2 month lookback was used to determine this application date.  The final date used for testing was 9/21/2006. - EV2

*** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
541983474	1	Fixed	Refinance	Primary	NY			2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/27/2006 which is XX month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
879284835	1	ARM	Construction-Permanent	Second Home	MI			1			Yes	RA	A	A	A	A	No	No	N/A	N/A
215330454	1	Fixed	Refinance Cash-out - Other	Primary	MN			1			Yes	RA	A	A	A	A	Yes	No	No	No
889569540	1	Fixed	Refinance Cash-out - Other	Primary	MN			1			Yes	RA	A	A	A	A	Yes	No	No	No
748870380	1	Fixed	Refinance Cash-out - Other	Investment	HI			1			Yes	RA	A	A	A	A	No	No	N/A	N/A
300832042	1	Fixed	Refinance Cash-out - Other	Primary	MD			1			Yes	RA	A	A	A	A	Yes	No	No	No
542798658	1	ARM	Refinance Cash-out - Other	Primary	MS			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) TIL Finance Charge Tolerance- Lender underdisclosed finance charges by $1,485.24. Refinance loan seasoned > 3 yrs. - Rating - 2W;		Yes	RB	B	B	B	B	Yes	No	No	N/A
529603866	1	ARM	Purchase	Second Home	CO			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	No	No	N/A	N/A
883782333	1	Fixed	Purchase	Primary	WA			1			Yes	RA	A	A	A	A	No	No	N/A	N/A
304801893	1	Fixed	Refinance Cash-out - Other	Primary	NY			2	*** (OPEN) TIL Finance Charge Tolerance- Underdisclosed finance charges, refinance loans, Seasoned > 3 years, $747.33 - Rating - 2W;		Yes	RB	B	B	B	B	Yes	No	No	No
912745341	1	Fixed	Refinance	Primary	NJ			2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	No	No	No
164263572	1	Fixed	Refinance Cash-out - Other	Primary	AZ			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	No	N/A
934253811	1	Fixed	Refinance	Primary	CA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/11/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 6/11/2006. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Estimated Values: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
153964881	1	Fixed	Refinance Rate/Term	Primary	WI			3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided- - Rating - 3D;		Yes	RC	C	C	C	C	Yes	No	No	No
903641454	1	ARM	Refinance	Primary	FL			2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	No
687115197	1	Fixed	Refinance	Primary	TX			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/13/2006 which is XX month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
971476551	1	Fixed	Refinance Cash-out - Other	Primary	CA			2	*** (OPEN) RTC Error: Right to Cancel signature date is blank.- RTC to be on H-9 form - lender to lender refinance. Seasoned > 3 years. - Rating - 2W;		Yes	RB	B	B	B	B	Yes	No	No	N/A
519993486	1	ARM	Purchase	Second Home	HI			1			Yes	RA	A	A	A	A	No	No	N/A	N/A
632369997	1	Fixed	Purchase	Primary	FL			1			Yes	RA	A	A	A	A	No	No	N/A	N/A
162479358	1	ARM	Refinance Cash-out - Other	Primary	WV			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
604178122	1	Fixed	Refinance	Primary	NV			2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  6/1/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  6/1/2005. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
769421808	1	Fixed	Purchase	Primary	MD			2	*** (OPEN) TIL Finance Charge Tolerance- Finance charges are under disclosed $426.19. Seasoned > 3 years - Rating - 2W;		Yes	RB	B	B	B	B	No	No	N/A	N/A
187871940	1	ARM	Refinance Cash-out - Other	Primary	GA			1			Yes	RA	A	A	A	A	Yes	No	No	No
484918596	1	ARM	Refinance	Primary	PA			2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/07/2001 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/07/2001. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	Yes	No	No	N/A
994464540	1	ARM	Purchase	Primary	NV			3

 *** (OPEN) Federal FACTA Disclosure-  - Rating - 2;  *** (OPEN) Missing Document: HUD-1 Final not provided- HUD in file does appear to be final not signed by borrower or signed/stamped by settlement agent. - Rating - 3D;

											Yes	RD	D	D	D	D	No	No	N/A	N/A
345590064	1	Fixed	Refinance Cash-out - Other	Second Home	WV			1			Yes	RA	A	A	A	A	Yes	No	N/A	No
542913543	1	ARM	Purchase	Primary	MD			1			Yes	RA	A	A	A	A	No	No	N/A	N/A
901454643	1	ARM	Refinance Cash-out - Other	Primary	CA			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	No	N/A
829802367	1	Fixed	Refinance Cash-out - Other	Primary	PA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
655985358	1	ARM	Refinance Rate/Term	Primary	CA			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	No	No
320730948	1	ARM	Purchase	Primary	GA			1			Yes	RA	A	A	A	A	No	No	N/A	N/A
583219197	1	Fixed	Refinance Rate/Term	Primary	IL			1			Yes	RA	A	A	A	A	Yes	No	No	No
608917473	1	Fixed	Refinance	Primary	FL			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/11/2006 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/11/2006. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/11/2006 which is XX month(s) prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 7/11/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
927101838	1	Fixed	Refinance Rate/Term	Primary	TX			1			Yes	RA	A	A	A	A	Yes	No	No	No
768429801	1	Fixed	Refinance	Primary	IN			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
656663363	1	Fixed	Refinance	Primary	SC		*** (OPEN) FHA MIP Error: Missing evidence of case number assignment. - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  9/3/2007 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  4/3/2007. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure: South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) South Carolina CHL Tangible Net Benefit: South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower. - EV2

*** (OPEN) TIL Right To Rescind Provided: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of  9/3/2007 which is XX month(s) prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was  4/3/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

Exceptions occurring more than 6 years ago may be outside the states statute of limitations. Due to the potential remedies available to a court, this exception carries elevated risk to an assignee during the initial 6 years after occurrence of the violation. After the expiration of this 6 year period, the exception retains risk for claims raised as a defense to foreclosure, but not at the same level as during the initial 6 years for affirmative claims.

TILA - 1yr affirmative, 3yrs for rescindable transactions.  Unlimited as a defense to foreclosure. Assignee liability.

TILA ROR - 3yrs for rescindable transactions.

											Yes	RB	B	B	B	B	Yes	No	No	No
955679364	1	ARM	Refinance Cash-out - Other	Primary	CA			2	*** (OPEN) TIL Finance Charge Tolerance- Underdisclosed finance charges, refinance loan, Seasoned > 3 years , variance $597.34 - Rating - 2W;		Yes	RB	B	B	B	B	Yes	No	No	N/A
171029799	1	Fixed	Refinance	Primary	NY		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TIL Rescission Timing: Truth in Lending Act:  Subject loan transaction disbursed on 9/XX/2007, prior to three (3) business days from transaction date of 9/XX/2007. - EV2

										TILA ROR - 3yrs for rescindable transactions.	Yes	RB	B	B	B	B	Yes	No	No	No
819923256	1	ARM	Purchase	Primary	MD			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	No	No	N/A	N/A
733537728	1	ARM	Construction-Permanent	Second Home	FL			1			Yes	RA	A	A	A	A	No	No	N/A	N/A
551087361	1	ARM	Refinance Cash-out - Other	Primary	CA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
697193109	1	Fixed	Refinance Cash-out - Other	Primary	CA			3	*** (OPEN) Missing Document: HUD-1 Final not provided- HUD in file reflects final, not signed by borrower or signed/stamped by settlement agent. - Rating - 3D;		Yes	RD	D	D	D	D	Yes	No	No	N/A
328475196	1	ARM	Refinance Cash-out - Other	Primary	VA			3	*** (OPEN) Missing Document: Right to Cancel (RTC) not provided- - Rating - 3D;		Yes	RB	B	B	B	B	Yes	No	No	No
861361955	1	Fixed	Purchase	Second Home	AZ			1			Yes	RA	A	A	A	A	No	No	N/A	N/A
912725361	1	ARM	Purchase	Primary	NY			1			Yes	RA	A	A	A	A	No	No	N/A	N/A
728386884	1	ARM	Refinance Cash-out - Other	Primary	VT			1			Yes	RA	A	A	A	A	Yes	No	No	No
486557955	1	Fixed	Refinance Cash-out - Other	Primary	NJ			1			Yes	RA	A	A	A	A	Yes	No	No	No
776001222	1	Fixed	Purchase	Primary	CT		*** (OPEN) Missing Document: Mortgage not provided- Notary date is one year prior to closing date. Notary dated mortgage 2/28/2006 when it should have been 2/28/2007. - Rating - 3D; *** (OPEN) Title: Evidence of title is missing- Title work provided is not for subject. - Rating - 3D;	2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	N/A	No
215024760	1	ARM	Purchase	Primary	LA		*** (OPEN) Missing Document: Missing Final 1003 - EV2	2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/5/2005 which is XX month(s) prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was  1/5/2005. - EV2

										TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
170429400	1	ARM	Refinance Rate/Term	Primary	OH			1			Yes	RA	A	A	A	A	Yes	No	No	No
571849578	1	Fixed	Purchase	Primary	OH			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	No	No	N/A	N/A
861649488	1	Fixed	Purchase	Primary	FL		*** (OPEN) Missing Document: Mortgage not provided- - Rating - 3D;	3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Missing Document: TIL Final not provided- No final TIL found in file, only initial/preliminary, testing not completed. - Rating - 3D;		Yes	RB	D	D	D	D	No	No	N/A	N/A
490955424	1	Fixed	Purchase	Primary	NC		*** (OPEN) Missing Document: Mortgage not provided- - Rating - 3D;	2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Missing Document: TIL Final not provided- No TILs in file, testing not completed - Rating - 3D;		Yes	RB	B	B	B	B	Yes	No	N/A	No
165651183	1	Fixed	Purchase	Primary	WI			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	N/A	No
981572445	1	Fixed	Refinance Rate/Term	Primary	CA			3

 *** (OPEN) Missing Document: Incomplete loan images/file- File only contains minimal documents including the Note and Modification but does not contain any of the compliance documents required to complete compliance testing. - Rating - 3D;

											Yes	RD	D	D	D	D	UTD	No	N/A	N/A
897503598	1	Fixed	Purchase	Primary	GA			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	N/A	No
867943188	1	Fixed	Refinance Rate/Term	Primary	ME			3

 *** (OPEN) TIL Error: Final TIL signed by all required parties  is blank- Final TIL in file is not signed, Payment matches note, date is the day of funding data input to complete testing - Rating - 3D;  *** (OPEN) TIL Right To Cancel Status- RTC signature/expiration date of 6/21/2007. RTC expiration date of 6/25/2007. Seasoned > 3 years. - Rating - 2W;

											Yes	RB	B	B	B	B	Yes	No	No	No
113047839	1	Fixed	Purchase	Primary	GA		*** (OPEN) Missing Document: Mortgage not provided- - Rating - 3D;	3

 *** (OPEN) TIL Error: Final TIL signed by all required parties  is blank- Final TIL completed and dated as other closing documents, but no signature to verify disclosure to borrower. - Rating - 3D;  *** (OPEN) Federal FACTA Disclosure-  - Rating - 2;

											Yes	RB	D	D	D	D	Yes	No	N/A	No
711218070	1	ARM	Construction-Permanent	Primary	GA		*** (OPEN) Missing Document: Mortgage not provided- - Rating - 3D;	3

 *** (OPEN) Federal FACTA Disclosure-  - Rating - 2;  *** (OPEN) Missing Document: TIL Final not provided-  - Rating - 3D;  *** (OPEN) Missing Note Addendum: Note P&I does not match calculated P&I- Modification calculated P&I of $1717.20 varies from P&I disclosed on Modification of $1670.98. No evidence to suggest the modification has a balloon feature. - Rating - 3D;

											Yes	RB	D	D	D	D	No	No	N/A	N/A
425040534	1	Fixed	Purchase		TX			3	*** (OPEN) Missing Document: TIL Final not provided- No TILs from origination in file. Testing not completed. - Rating - 3D;		Yes	RB	B	B	B	B	UTD	No	N/A	N/A
177781041	1	Fixed	Purchase	Primary	GA		*** (OPEN) Missing Document: Mortgage not provided- - Rating - 3D; *** (OPEN) Missing Document: Note - Subject Lien not provided- - Rating - 3D;	2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		No	RB	B	B	B	B	UTD	No	N/A	N/A
267524208	1	Fixed	Purchase	Primary	MO		*** (OPEN) Title: Evidence of title is missing- - Rating - 3D; *** (OPEN) Missing Document: MI Certificate not provided- settlement statement indicates borrower is paying monthly mortgage insurance of $63.43; No MI cert in file; - Rating - 3D;	3

 *** (OPEN) Federal FACTA Disclosure-  - Rating - 2;  *** (OPEN) Missing Document: TIL Final not provided- no final TIL or itemization in file;  file only contains initial TIL on pg 356 printed on 5/18/06; compliance testing not completed. - Rating - 3D;

											Yes	RB	B	B	B	B	No	No	N/A	N/A
241978779	1	Fixed	Purchase	Primary	GA			3

 *** (OPEN) TIL Error: Final TIL signed by all required parties  is blank- TIL in file is indicated to be final, dated at top same date as Note but is not signed or dated by borrower so cannot confirm that borrower received - Rating - 3D;  *** (OPEN) TIL Finance Charge Tolerance- The finance charge is underdisclosed $136.83.  It appears the lender did not include the lender closing fee in the calculations.  Loan seasoned > 3years - Rating - 2W;

											Yes	RB	B	B	B	B	Yes	No	N/A	No
301342356	1	Fixed	Purchase		GA		*** (OPEN) Missing Document: Mortgage not provided- - Rating - 3D; *** (OPEN) Title: Evidence of title is missing- - Rating - 3D;	2	*** (OPEN) Missing Document: TIL Final not provided- No TILs in file, testing not completed. - Rating - 3D;		Yes	RB	B	B	B	B	UTD	No	N/A	N/A
150343824	1	Fixed	Refinance Rate/Term	Primary	GA			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	No	No
163815021	1	Fixed	Purchase	Primary	GA			3

 *** (OPEN) TIL Error: Final TIL signed by all required parties  is blank- TIL in file is indicated to be final with an expected funding date the same as settlement date but is not signed or dated by borrower, unable to confirm that borrower received the TIL, data input to complete testing. - Rating - 3D;  *** (OPEN) Federal FACTA Disclosure-  - Rating - 2;

											Yes	RB	B	B	B	B	Yes	No	N/A	No
720644634	1	Fixed	Purchase	Primary	RI			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	N/A	No
307929762	1	Fixed	Purchase	Primary	SC			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	Yes	No	N/A	No
875930597	1	Fixed	Purchase	Primary	GA		*** (OPEN) Title: Evidence of title is missing- - Rating - 3D;	3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Missing Document: TIL Final not provided- - Rating - 3D;		Yes	RB	B	B	B	B	Yes	No	N/A	No
319073158	1	Fixed	Purchase	Primary	GA		*** (OPEN) Missing Document: Mortgage not provided- - Rating - 3D;	3	*** (OPEN) TIL Error: Final TIL signed by all required parties is blank- - Rating - 3D; *** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	D	D	D	D	Yes	No	N/A	No
937290607	1	Fixed	Refinance Rate/Term	Primary	ME			3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Missing Document: TIL Final not provided- - Rating - 3D; *** (OPEN) Missing Document: Right to Cancel (RTC) not provided- - Rating - 3D;		Yes	RB	B	B	B	B	Yes	No	No	No
784833381	1	Fixed	Purchase	Primary	GA		*** (OPEN) Missing Document: MI Certificate not provided- Tape indicates 25 percent MI coverage which is not in the loan file. - Rating - 3D;	3

 *** (OPEN) TIL Error: Final TIL signed by all required parties  is blank- TIL in file is indicated to be final, dated at top is the Note/Closing date but is not signed or dated by borrower so cannot confirm that borrower received the disclosure. - Rating - 3D;

											Yes	RB	B	B	B	B	Yes	No	N/A	No
788386824	1	Fixed	Refinance Rate/Term	Primary	KS			3

 *** (OPEN) TIL Error: Final TIL signed by all required parties  is blank- TIL in file is indicated to be final with an expected funding date the same as settlement date but is not signed or dated by borrower, unable to confirm that borrower received the TIL, data input to complete testing. - Rating - 3D;  *** (OPEN) Federal FACTA Disclosure-  - Rating - 2;  *** (OPEN) TIL Finance Charge Tolerance- Finance charges underdisclosed $101.32 loan seasoned > 3yrs - Rating - 2W;  *** (OPEN) Missing Document: Right to Cancel (RTC) not provided-  - Rating - 3D;

											Yes	RB	B	B	B	B	Yes	No	No	No
404093502	1	Fixed	Purchase	Primary	MO			2	*** (OPEN) Federal FACTA Disclosure- - Rating - 2;		Yes	RB	B	B	B	B	No	No	N/A	N/A
509444046	1	Fixed	Purchase	Primary	MD			3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Missing Document: TIL Final not provided- - Rating - 3D;		Yes	RB	B	B	B	B	No	No	N/A	N/A
247675077	1	Fixed	Purchase	Primary	KS			3

 *** (OPEN) TIL Error: Final TIL signed by all required parties  is blank- TIL in file is indicated to be final, dated at top same as date on Note but is not signed or dated by borrower so cannot confirm that borrower received, data input to complete testing. - Rating - 3D;  *** (OPEN) Federal FACTA Disclosure-  - Rating - 2;

											Yes	RB	B	B	B	B	No	No	N/A	N/A
935658405	1	Fixed	Purchase	Primary	GA			3

 *** (OPEN) TIL Error: Final TIL signed by all required parties  is blank- TIL in file is indicated to be final, dated at top same date as Note but is not signed or dated by borrower so cannot confirm that borrower received. - Rating - 3D;  *** (OPEN) Federal FACTA Disclosure-  - Rating - 2;

											Yes	RB	B	B	B	B	Yes	No	N/A	No
647523828	1	Fixed	Refinance Rate/Term	Primary	GA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
709503786	1	Fixed	Refinance Cash-out - Other	Primary	GA		*** (OPEN) Title: Evidence of title is missing- - Rating - 3D;	3	*** (OPEN) Federal FACTA Disclosure- - Rating - 2; *** (OPEN) Missing Document: TIL Final not provided- - Rating - 3D; *** (OPEN) Missing Document: Right to Cancel (RTC) not provided- - Rating - 3D;		Yes	RB	B	B	B	B	Yes	No	No	No
475304220	1	Fixed	Refinance	Primary	NM			3

*** (OPEN) New Mexico Tangible Net Benefit Test: New Mexico Home Loan: Unable to determine if refinance loan was made without tangible net benefit to borrower due to missing prior loan information. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/3/2008 which is XX month(s) prior to consummation.  A 2 month lookback was used to determine this application date.  The final date used for testing was 11/3/2008. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

											Yes	RC	C	C	C	C	Yes	No	No	No
946404648	1	Fixed	Refinance Rate/Term	Primary	KS			2

 *** (OPEN) Error on RTC - RTC in the file signed by the borrower reflects the expiration date of 10/16/2007 (error in year), which is after the disbursement date of 10/17/2006. Refinance transaction over 3 years seasoned. - Rating - 2W;

											Yes	RB	B	B	B	B	Yes	No	No	No
347896755	1	ARM	Refinance	Primary	IL			3

*** (OPEN) Federal HELOC Fee Agreement used in Points and Fees Testing: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Compliance points and fees testing performed using amounts on HELOC Fee Agreement. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal HELOC Brochure: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) Federal HELOC Fee Agreement Not Provided: Truth in Lending Act (HELOC): HELOC Fee Agreement Listing Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability. TILA - subject to a 1 year SOL for affirmative claims under TILA	Yes	RC	C	C	C	C	Yes	N/A	N/A	N/A
524008467	1	Fixed	Refinance Rate/Term	Primary	MA			2	*** (OPEN) TIL Finance Charge Tolerance- Under disclosed by $40.81. Seasoned > 3 years - refinance - Rating - 2W;	Comp Factor - TILA Finance Charge - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.;	Yes	RB	B	B	B	B	Yes	No	No	No
585061353	1	Fixed	Refinance	Primary	NC		*** (OPEN) Final Title Policy is Missing - EV1	2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 2/24/1999 which is XX month(s) prior to consummation.  A 7 month lookback was used to determine this application date.  The final date used for testing was 9/24/1998. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	N/A
933147918	1	Fixed	Construction-Permanent	Primary	NJ		*** (OPEN) Title: Evidence of title is missing - EV3	2

*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/29/2006 which is -11 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

*** (OPEN) Truth In Lending Act Final TIL Disclosure Status: Missing Final TIL. - EV2

										TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	No	N/A	N/A	N/A
714919365	1	Fixed	Purchase	Primary	DE			2	*** (OPEN) Initial GFE not provided - EV2		Yes	RB	B	B	B	B	No	N/A	N/A	N/A
229978791	1	ARM	Refinance Cash-out - Other	Primary	MI			2	*** (OPEN) HUD Error: Disbursement date is earlier than right to cancel expiration date.- RTC end date 9/XX/2000, loan settled on 9/XX/200. Seasoned > 3 years - Rating - 2W;		Yes	RB	B	B	B	B	Yes	No	No	N/A
394842762	1	Fixed	Refinance	Primary	IL			2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  1/4/2005 which is XX month(s) prior to consummation.  A 2 month lookback was used to determine this application date.  The final date used for testing was  1/4/2005. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
612118269	1	Fixed	Refinance	Primary	MD			2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Compliant: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Affiliated Business Arrangement Disclosure Timing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

											Yes	RB	B	B	B	B	Yes	No	No	No
873176949	1	Fixed	Refinance	Primary	NV		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	2	*** (OPEN) Federal FACTA Disclosure Status: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		Yes	RB	B	B	B	B	Yes	No	No	N/A
592462944	1	Fixed	Purchase	Primary	OH			2

*** (OPEN) Ohio CSPA Acknowledgment Receipt: Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio CSPA Closing Disclosure: Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

											Yes	RB	B	B	B	B	Yes	N/A	N/A	N/A
639204156	1	Fixed	Purchase	Primary	NJ			2

*** (OPEN) Initial GFE not provided - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) TIL Finance Charge Tolerance: Truth In Lending Act: Final TIL Finance Charge of $588,380.33 is underdisclosed from calculated Finance Charge of $589,541.70 in the amount of $1,161.37. - EV2

										TILA Finance Charge - subject to a 1 year SOL for affirmative claims, 3 years for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.	Yes	RB	B	B	B	B	Yes	N/A	N/A	No
912910176	1	ARM	Refinance Rate/Term	Primary	WA			1			Yes	RA	A	A	A	A	Yes	No	No	N/A
585818595	1	ARM	Refinance Cash-out - Other	Primary	MI			2	*** (OPEN) TIL Finance Charge Tolerance- Refinance transaction seasoned > 3 years. Finance charges underdisclosed by $159.75 - Rating - 2W;		Yes	RB	B	B	B	B	Yes	No	No	No